                      STATEMENT OF ADDITIONAL INFORMATION


                 INDIVIDUAL VARIABLE DEFERRED ANNUITY CONTRACT

                                   ISSUED BY


                    METLIFE INVESTORS USA SEPARATE ACCOUNT A


                                      AND


                    METLIFE INVESTORS USA INSURANCE COMPANY


                                 PRIMELITE III

THIS IS NOT A PROSPECTUS. THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS DATED APRIL 30, 2007, FOR THE INDIVIDUAL VARIABLE DEFERRED ANNUITY CONTRACT THAT IS DESCRIBED HEREIN.


THE PROSPECTUS CONCISELY SETS FORTH INFORMATION THAT A PROSPECTIVE INVESTOR OUGHT TO KNOW BEFORE INVESTING. FOR A COPY OF THE PROSPECTUS WRITE US AT: P.O. BOX 10426, DES MOINES, IOWA 50306-0426, OR CALL (888) 556-5412.


THIS STATEMENT OF ADDITIONAL INFORMATION IS DATED APRIL 30, 2007.


SAI-PRIMELITE

TABLE OF CONTENTS                            PAGE


COMPANY ................................     2
EXPERTS ................................     2
CUSTODIAN ..............................     2
DISTRIBUTION ...........................     2
     Reduction or Elimination of the         4
  Withdrawal Charge
CALCULATION OF PERFORMANCE INFORMATION .     4
     Total Return ......................     4
     Historical Unit Values ............     5
     Reporting Agencies ................     5
ANNUITY PROVISIONS .....................     5
     Variable Annuity ..................     5
     Fixed Annuity .....................     6
     Mortality and Expense Guarantee ...     7
     Legal or Regulatory Restrictions        7
  on Transactions
TAX STATUS OF THE CONTRACTS ............     7
CONDENSED FINANCIAL INFORMATION ........     9
FINANCIAL STATEMENTS ...................    19

COMPANY

MetLife Investors USA Insurance Company (MetLife Investors USA) is a stock life insurance company founded on September 13, 1960, and organized under the laws of the State of Delaware. Its principal executive offices are located at 5 Park Plaza, Suite 1900 Irvine, CA 92614. MetLife Investors USA is authorized to transact the business of life insurance, including annuities, and is currently licensed to do business in all states (except New York) and the District of Columbia. On October 11, 2006, MetLife Investors USA became a wholly-owned subsidiary of MetLife Insurance Company of Connecticut. We changed our name to MetLife Investors USA Insurance Company on February 12, 2001. On December 31, 2002, MetLife Investors USA became an indirect subsidiary of MetLife, Inc., a listed company on the New York Stock Exchange. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers.


We are a member of the Insurance Marketplace Standards Association ("IMSA"). Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities.




EXPERTS

The financial statements of MetLife Investors USA Insurance Company included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein (which report expresses an unqualified opinion and includes an explanatory paragraph referring to the change in method of accounting for certain non-traditional long duration contracts and separate accounts as required by accounting guidance adopted on January 1, 2004), and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is 201 E. Kennedy Boulevard, Tampa, Florida 33602.


The financial statements of the sub-accounts of the MetLife Investors USA Separate Account A included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein, and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is 100 South 4th Street, St. Louis, Missouri 63102.




CUSTODIAN

MetLife Investors USA Insurance Company, 5 Park Plaza, Suite 1900, Irvine, CA 92614, is the custodian of the assets of the Separate Account. The custodian has custody of all cash of the Separate Account and handles the collection of proceeds of shares of the underlying funds bought and sold by the Separate Account.




DISTRIBUTION

Information about the distribution of the contracts is contained in the prospectus. (See "Other Information.") Additional information is provided below.


The contracts are offered to the public on a continuous basis. We anticipate continuing to offer the contracts, but reserve the right to discontinue the offering.


MetLife Investors Distribution Company ("Distributor") serves as principal underwriter for the contracts. Distributor is a Missouri corporation and its home office is located at 5 Park Plaza, Suite 1900, Irvine, CA 92614. In December 2004, MetLife Investors Distribution Company, which was then a Delaware corporation, was merged into General American Distributors, Inc., and the name of the surviving corporation was changed to MetLife Investors Distribution Company. Distributor is an indirect, wholly-owned subsidiary of MetLife, Inc. Distributor is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934 and is a member of NASD, Inc. Distributor is not a member of the Securities Investor Protection Corporation. Distributor has entered into selling agreements with other broker-dealers ("selling firms") and compensates them for their services.



Distributor (including its predecessor) received sales compensation with respect to all contracts issued from the Separate Account in the following amounts during the periods indicated:

                                           Aggregate Amount of
                                           Commissions Retained
                  Aggregate Amount of      by Distributor After
                  Commissions Paid to      Payments to Selling
Fiscal year           Distributor                 Firms
-------------    ---------------------    ---------------------
2004             $183,550,302             $0
2005             $176,095,864             $0
2006             $285,683,129             $0

Distributor passes through commissions to selling firms for their sales. In addition we pay compensation to Distributor to offset its expenses, including compensation costs, marketing and distribution expenses, advertising, wholesaling, printing, and other expenses of distributing the contracts.


As noted in the prospectus, we and Distributor pay compensation to all selling firms in the form of commissions and certain types of non-cash compensation. We and Distributor may pay additional compensation to selected firms, including marketing allowances, introduction fees, persistency payments, preferred status fees and industry conference fees. The terms of any particular agreement governing compensation may vary among selling firms and the amounts may be significant. The amount of additional compensation (non-commission amounts) paid to selected selling firms during 2006 ranged from $6,869,918 to $0. The amount of commissions paid to selected selling firms during 2006 ranged from $44,779,305 to $2,130. The amount of total compensation (includes non-commission as well as commission amounts) paid to selected selling firms during 2006 ranged from $44,780,415 to $2,130 . For purposes of calculating such amounts, the amount of compensation received by a selling firm may include additional compensation received by the firm for the sale of insurance products issued by our affiliates within the MetLife Investors group of companies (First MetLife Investors Insurance Company and MetLife Investors Insurance Company).


In view of the fact that the contracts are newly offered, none of the amounts described herein were paid in connection with the contracts.


The following list sets forth the names of selling firms that received additional compensation in 2006 in connection with the sale of our variable annuity contracts, variable life policies and other insurance products (including the contracts). The selling firms are listed in alphabetical order.


Associated Securities Corp.

Brookstreet Securities Corporation

Centaurus Financial, Inc.
CUSO Financial Sevices, L.P.
Davenport & Company
Ferris, Baker Watts Incorporated
First Financial Planners
Founders Financial Securities
Great Southern Bank
Gunn Allen Financial
Harbour Investments, Inc.
H. Beck, Inc.
Huntington Bank
IFMG Securities, Inc.
Infinex Investments, Inc.
Intersecurities, Inc.
Investacorp, Inc.
Investment Professionals, Inc.
Janney Montgomery Scott LLC
Jefferson Pilot
Key Investment Services
LaSalle St. Securities, L.L.C.
Lincoln Financial Advisors
Lincoln Investment Planning
Medallion Investment Services, Inc.
Merrill Lynch
Morgan Keegan & Company, Inc.
Mutual Service Corporation
National Planning Holdings
NEXT Financial Group
NFP Securities
Piper Jaffray & Company
Planning Corp. of America
PNC Investments
Primerica
Scott & Stringfellow, Inc.
Securities America, Inc.
Sigma Financial Corporation
Standford Group
Tower Square
Transamerica Financial
United Planners' Financial Services of America
U.S. Bancorp Investment, Inc.
UVEST Financial Services Group, Inc.
Valmark Securities
Wallstreet Financial
Walnut Street Securities, Inc.
Waterstone Financial Group, Inc.
Woodbury Financial Services

Workman Securities
XCU Capital Corporation, Inc.


There are other broker dealers who receive compensation for servicing our contracts, and the account value of the contracts or the amount of added purchase payments received may be included in determining their additional compensation, if any.



REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE


The amount of the withdrawal charge on the contracts may be reduced or eliminated when sales of the contracts are made to individuals or to a group of individuals in a manner that results in savings of sales expenses. The entitlement to reduction of the withdrawal charge will be determined by the Company after examination of all the relevant factors such as:


1. The size and type of group to which sales are to be made will be considered. Generally, the sales expenses for a larger group are less than for a smaller group because of the ability to implement large numbers of contracts with fewer sales contacts.

2. The total amount of purchase payments to be received will be considered. Per contract sales expenses are likely to be less on larger purchase payments than on smaller ones.

3. Any prior or existing relationship with the Company will be considered. Per contract sales expenses are likely to be less when there is a prior existing relationship because of the likelihood of implementing the contract with fewer sales contacts.

4. There may be other circumstances, of which the Company is not presently aware, which could result in reduced sales expenses.

If, after consideration of the foregoing factors, the Company determines that there will be a reduction in sales expenses, the Company may provide for a reduction or elimination of the withdrawal charge.


The withdrawal charge may be eliminated when the contracts are issued to an officer, director or employee of the Company or any of its affiliates. In no event will any reduction or elimination of the withdrawal charge be permitted where the reduction or elimination will be unfairly discriminatory to any person. In lieu of a withdrawal charge waiver, we may provide an account value credit.


CALCULATION OF PERFORMANCE INFORMATION


TOTAL RETURN


From time to time, the Company may advertise performance data. Such data will show the percentage change in the value of an accumulation unit based on the performance of an investment portfolio over a period of time, usually a calendar year, determined by dividing the increase (decrease) in value for that unit by the accumulation unit value at the beginning of the period.


Any such advertisement will include total return figures for the time periods indicated in the advertisement. Such total return figures will reflect the deduction of the separate account product charges, the expenses for the underlying investment portfolio being advertised, and any applicable account fee and/or withdrawal charges. Premium taxes are not reflected. The deduction of such charges would reduce any percentage increase or make greater any percentage decrease.


The hypothetical value of a contract purchased for the time periods described in the advertisement will be determined by using the actual accumulation unit values for an initial $1,000 purchase payment, and deducting any applicable account fee and any applicable sales charge to arrive at the ending hypothetical value. The average annual total return is then determined by computing the fixed interest rate that a $1,000 purchase payment would have to earn annually, compounded annually, to grow to the hypothetical value at the end of the time periods described. The formula used in these calculations is:


  P (1 + T)n = ERV


Where:


  P = a hypothetical initial payment of $1,000


  T = average annual total return


  n = number of years


  ERV =  ending redeemable value at the end of the time periods used (or fractional portion thereof) of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year periods used.


The Company may also advertise performance data which will be calculated in the same manner as described above but which will not reflect the deduction of a withdrawal charge. Premium taxes are not reflected. The deduction of such charges would reduce any percentage increase or make greater any percentage decrease.


Owners should note that the investment results of each investment portfolio will fluctuate over time, and any presentation of the investment portfolio's total return for any period should not be considered as a representation of what an investment may earn or what the total return may be in any future period.



HISTORICAL UNIT VALUES


The Company may also show historical accumulation unit values in certain advertisements containing illustrations. These illustrations will be based on actual accumulation unit values.


In addition, the Company may distribute sales literature which compares the percentage change in accumulation unit values for any of the investment portfolios against established market indices such as the Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average or other management investment companies which have investment objectives similar to the investment portfolio being compared. The Standard & Poor's 500 Composite Stock Price Index is an unmanaged, unweighted average of 500 stocks, the majority of which are listed on the New York Stock Exchange. The Dow Jones Industrial Average is an unmanaged, weighted average of thirty blue chip industrial corporations listed on the New York Stock Exchange. Both the Standard & Poor's 500 Composite Stock Price Index and the Dow Jones Industrial Average assume quarterly reinvestment of dividends.



REPORTING AGENCIES


The Company may also distribute sales literature which compares the performance of the accumulation unit values of the Contracts with the unit values of variable annuities issued by other insurance companies. Such information will be derived from the Lipper Variable Insurance Products Performance Analysis Service, the VARDS Report or from Morningstar.


The Lipper Variable Insurance Products Performance Analysis Service is published by Lipper Analytical Services, Inc., a publisher of statistical data which currently tracks the performance of thousands of investment companies. The rankings compiled by Lipper may or may not reflect the deduction of asset-based insurance charges. The Company's sales literature utilizing these rankings will indicate whether or not such charges have been deducted. Where the charges have not been deducted, the sales literature will indicate that if the charges had been deducted, the ranking might have been lower.


The VARDS Report is a monthly variable annuity industry analysis compiled by Variable Annuity Research & Data Service. The VARDS rankings may or may not reflect the deduction of asset-based insurance charges. In addition, VARDS prepares risk adjusted rankings, which consider the effects of market risk on total return performance. This type of ranking may address the question as to which funds provide the highest total return with the least amount of risk. Other ranking services may be used as sources of performance comparison, such as CDA/Weisenberger.


Morningstar rates a variable annuity against its peers with similar investment objectives. Morningstar does not rate any variable annuity that has less than three years of performance data.




ANNUITY PROVISIONS


VARIABLE ANNUITY


A variable annuity is an annuity with payments which: (1) are not predetermined as to dollar amount; and (2) will vary in amount in proportion to the amount that the net investment factor exceeds the assumed investment return selected.


The Adjusted Contract Value (contract value, less any applicable premium taxes and account fee) will be applied to the applicable Annuity Table to determine the first annuity payment. The Adjusted Contract Value is determined on the annuity calculation date, which is a business day no more than five (5) business days before the annuity date. The dollar amount of the first variable annuity payment is determined as follows: The first variable annuity payment will be based upon the annuity option elected, the annuitant's age and sex, and the appropriate variable annuity option table. If, as of the annuity calculation date, the then current variable annuity option rates applicable to this class of contracts provide a first annuity payment greater than that which is guaranteed under the same annuity option under this contract, the greater payment will be made.


The dollar amount of variable annuity payments after the first payment is determined as follows:


1. the dollar amount of the first variable annuity payment is divided by the value of an annuity unit for each applicable investment portfolio as of the annuity calculation date. This establishes the number of annuity units for each monthly payment. The number of annuity units for each applicable investment portfolio remains fixed during the annuity period, unless you transfer values from the investment portfolio to another investment portfolio;

2. the fixed number of annuity units per payment in each investment portfolio is multiplied by the annuity unit value for that investment portfolio for the business day for which the annuity payment is being calculated. This result is the dollar amount of the payment for each applicable investment portfolio, less any account fee. The account fee will be deducted pro rata out of each annuity payment.

The total dollar amount of each variable annuity payment is the sum of all investment portfolio variable annuity payments.


ANNUITY UNIT - The initial annuity unit value for each investment portfolio of the Separate Account was set by us.


The subsequent annuity unit value for each investment portfolio is determined by multiplying the annuity unit value for the immediately preceding business day by the net investment factor for the investment portfolio for the current business day and multiplying the result by a factor for each day since the last business day which represents the daily equivalent of the AIR you elected.


(1) the dollar amount of the first annuity payment is divided by the value of an annuity unit as of the annuity date. This establishes the number of annuity units for each monthly payment. The number of annuity units remains fixed during the annuity payment period.


(2) the fixed number of annuity units is multiplied by the annuity unit value for the last valuation period of the month preceding the month for which the payment is due. This result is the dollar amount of the payment.


NET INVESTMENT FACTOR - The net investment factor for each investment portfolio is determined by dividing A by B and multiplying by (1-C) where:


A is (i) the net asset value per share of the portfolio at the end of the current business day; plus

      (ii) any dividend or capital gains per share declared on behalf of such portfolio that has an ex-dividend date as of the current business day.

B is the net asset value per share of the portfolio for the immediately preceding business day.

C is (i) the separate account product charges and for each day since the last business day. The daily charge is equal to the annual separate account product charges divided by 365; plus

      (ii) a charge factor, if any, for any taxes or any tax reserve we have established as a result of the operation of the Separate Account.

Transfers During the Annuity Phase:


o   You may not make a transfer from the fixed account to the Separate Account;


o Transfers among the subaccounts will be made by converting the number of annuity units being transferred to the number of annuity units of the subaccount to which the transfer is made, so that the next annuity payment if it were made at that time would be the same amount that it would have been without the transfer. Thereafter, annuity payments will reflect changes in the value of the new annuity units; and

o You may make a transfer from the variable annuity option to the fixed annuity option. The amount transferred from a subaccount of the Separate Account will be equal to the product of "(a)" multiplied by "(b)" multiplied by "(c)", where (a) is the number of annuity units representing your interest in the subaccount per annuity payment; (b) is the annuity unit value for the subaccount; and (c) is the present value of $1.00 per payment period for the remaining annuity benefit period based on the attained age of the annuitant at the time of transfer, calculated using the same actuarial basis as the variable annuity rates applied on the annuity date for the annuity option elected. Amounts transferred to the fixed annuity option will be applied under the annuity option elected at the attained age of the annuitant at the time of the transfer using the fixed annuity option table. If at the time of transfer, the then current fixed annuity option rates applicable to this class of contracts provide a greater payment, the greater payment will be made. All amounts and annuity unit values will be determined as of the end of the business day on which the Company receives a notice.


FIXED ANNUITY


A fixed annuity is a series of payments made during the annuity phase which are guaranteed as to dollar amount by the Company and do not vary with the investment experience of the Separate Account. The Adjusted Contract Value on the day immediately preceding the annuity date will be used to determine the fixed annuity monthly payment. The monthly annuity payment will be based upon the annuity option elected and the appropriate annuity option table. If, as of the annuity calculation date, the then current annuity option rates applicable to this class of contracts provide an annuity payment greater than that which is guaranteed under the same annuity option under this contract, the greater payment will be made.



MORTALITY AND EXPENSE GUARANTEE


The Company guarantees that the dollar amount of each annuity payment after the first annuity payment will not be affected by variations in mortality or expense experience.



LEGAL OR REGULATORY RESTRICTIONS ON TRANSACTIONS


If mandated under applicable law, the Company may be required to reject a premium payment. The Company may also be required to block a contract owner's account and thereby refuse to pay any request for transfers, withdrawals, surrenders, death benefits or continue making annuity payments until instructions are received from the appropriate regulator.




TAX STATUS OF THE CONTRACTS

Tax law imposes several requirements that variable annuities must satisfy in order to receive the tax treatment normally accorded to annuity contracts.



DIVERSIFICATION. In order for your Non-Qualified Contract to be considered an annuity contract for federal income tax purposes, we must comply with certain diversification standards with respect to the investments underlying the contract. We believe that we satisfy and will continue to satisfy these diversification standards. However, the tax law concerning these rules is subject to change and to different interpretations. Inadvertent failure to meet these standards may be correctable. Failure to meet these standards would result in immediate taxation to contract owners of gains under their contracts. Consult your tax adviser prior to purchase.


If underlying fund shares are sold directly to tax-qualified retirement plans that later lose their tax-qualified status or to non-qualified plans, the separate accounts investing in the underlying fund may fail the diversification requirements of Section 817, which could have adverse tax consequences for variable contract owners, including losing the benefit of tax deferral.



REQUIRED DISTRIBUTIONS. In order to be treated as an annuity contract for Federal income tax purposes, Section 72(s) of the Code generally requires any Non-Qualified Contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of the death of an owner of the contract (or on the death of, or change in, any primary annuitant where the contract is owned by a non-natural person). Specifically, Section 72(s) requires that: (a) if any owner dies on or after the annuity starting date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such owner's death; and (b) if any owner dies prior to the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such owner's death. These requirements will be considered satisfied as to any portion of an owner's interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the owner's death. The designated beneficiary refers to a natural person designated by the owner as a beneficiary and to whom ownership of the contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased owner, the contract may be continued with the surviving spouse as the new owner.


The Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.


Other rules may apply to Qualified Contracts.


MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS. Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement (except for 5% or more owners). If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e., determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities. Recently promulgated Treasury regulations changed the distribution requirements; therefore, it is important that you consult your tax adviser as to the impact of these regulations on your personal situation.


Final income tax regulations regarding minimum distribution requirements were released in June 2004. These regulations affect both deferred and income annuities. Under these new rules, effective with respect to minimum distributions required for the 2006 distribution year, in general, the value of all benefits under a deferred annuity (including death benefits in excess of cash value) must be added to the account value in computing the amount required to be distributed over the applicable period. We will provide you with additional information as to the amount of your interest in the contract that is subject to required minimum distributions under this new rule and either compute the required amount for you or offer to do so at your request. The new rules are not entirely clear and you should consult your tax adviser as to how these rules affect your contract.


MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH. Upon the death of the contract owner and/or annuitant of a Qualified Contract, the funds remaining in the contract must be completely withdrawn within 5 years from the date of death (including in a single lump sum) or minimum distributions may be taken over the life expectancy of the individual beneficiaries (and in certain situations, trusts for individuals), provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply in the case of an IRA where the beneficiary is the surviving spouse which allow the spouse to assume the contract as owner. Alternative rules permit a spousal beneficiary under a qualified contract, including an IRA, to defer the minimum distribution requirements until the end of the year in which the deceased spouse would have attained age 70 1/2 or to rollover the death proceeds to his or her own IRA or to another eligible retirement plan in which he or she participates.

CONDENSED FINANCIAL INFORMATION

The following charts list the Condensed Financial Information (the accumulation unit value information for the accumulation units outstanding) for contracts issued as of December 31, 2006. See "Purchase - Accumulation Units" in the prospectus for information on how accumulation unit values are calculated. The charts present accumulation unit values based upon which riders you select. The charts are in addition to the charts in the prospectus.




                                    1.65% SEPARATE ACCOUNT PRODUCT CHARGES

                                                                                                  NUMBER OF
                                                             ACCUMULATION      ACCUMULATION      ACCUMULATION
                                                            UNIT VALUE AT     UNIT VALUE AT         UNITS
                                                             BEGINNING OF         END OF        OUTSTANDING AT
                                                                PERIOD            PERIOD        END OF PERIOD
                                                           ---------------   ---------------   ---------------
 ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
 ALLIANCEBERNSTEIN LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
   02/27/2006 to 12/31/2006                                      34.441729         33.018163         7,972.5577
===========================                                     ==========        ==========       ============
 AMERICAN FUNDS INSURANCE SERIES
 AMERICAN FUNDS GLOBAL GROWTH SUB-ACCOUNT (CLASS 2)
   02/27/2006 to 12/31/2006                                      22.121352         25.278245       545,745.2416
===========================                                     ==========        ==========       ============
 AMERICAN FUNDS GROWTH SUB-ACCOUNT (CLASS 2)
   02/27/2006 to 12/31/2006                                     143.007715        150.559380       203,952.3986
===========================                                     ==========        ==========       ============
 AMERICAN FUNDS GROWTH-INCOME SUB-ACCOUNT (CLASS 2)
   02/27/2006 to 12/31/2006                                      99.454600        109.445523       176,474.0624
===========================                                     ==========        ==========       ============
 FIDELITY (Reg. TM) VARIABLE INSURANCE PRODUCTS
 VIP MID CAP SUB-ACCOUNT (SERVICE CLASS 2)
   02/27/2006 to 12/31/2006                                      34.156971         35.503070       284,754.8968
===========================                                     ==========        ==========       ============
 FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
 FRANKLIN INCOME SECURITIES SUB-ACCOUNT (CLASS 2)
   02/27/2006 to 12/31/2006                                      38.571986         43.233516       376,015.8091
===========================                                     ==========        ==========       ============
 MUTUAL SHARES SECURITIES SUB-ACCOUNT (CLASS 2)
   02/27/2006 to 12/31/2006                                      20.643097         23.135051       929,373.9648
===========================                                     ==========        ==========       ============
 TEMPLETON GROWTH SECURITIES SUB-ACCOUNT (CLASS 2)
   02/27/2006 to 12/31/2006                                      17.127749         19.720558       522,577.5657
===========================                                     ==========        ==========       ============
 LEGG MASON PARTNERS LIFESTYLE SERIES, INC.
 LEGG MASON PARTNERS VARIABLE LIFESTYLE BALANCED SUB-ACCOUNT
   02/27/2006 to 12/31/2006                                      14.840713         15.643399        83,321.4337
===========================                                     ==========        ==========       ============
 LEGG MASON PARTNERS VARIABLE LIFESTYLE GROWTH SUB-ACCOUNT
   02/27/2006 to 12/31/2006                                      13.709173         14.318660         8,781.7760
===========================                                     ==========        ==========       ============
 LEGG MASON PARTNERS VARIABLE LIFESTYLE HIGH GROWTH SUB-ACCOUNT
   02/27/2006 to 12/31/2006                                      14.353245         14.958728         4,554.0535
===========================                                     ==========        ==========       ============

                                     1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                    NUMBER OF
                                                             ACCUMULATION      ACCUMULATION       ACCUMULATION
                                                            UNIT VALUE AT     UNIT VALUE AT           UNITS
                                                             BEGINNING OF         END OF         OUTSTANDING AT
                                                                PERIOD            PERIOD          END OF PERIOD
                                                           ---------------   ---------------   ------------------
 LEGG MASON PARTNERS INVESTMENT SERIES
 LEGG MASON PARTNERS VARIABLE DIVIDEND STRATEGY SUB-ACCOUNT
   02/27/2006 to 12/31/2006                                       8.490529          9.483070           97,738.7784
===========================                                      =========         =========        ==============
 LEGG MASON PARTNERS VARIABLE GROWTH AND INCOME SUB-ACCOUNT
   02/27/2006 to 12/31/2006                                       9.509598         10.237236          192,133.1510
===========================                                      =========         =========        ==============
 LEGG MASON PARTNERS VARIABLE PREMIER SELECTIONS ALL CAP GROWTH SUB-ACCOUNT
   02/27/2006 to 12/31/2006                                      12.130773         12.371144            8,736.7536
===========================                                      =========         =========        ==============
 LEGG MASON PARTNERS VARIABLE PORTFOLIOS I, INC.
 LEGG MASON PARTNERS VARIABLE GLOBAL HIGH YIELD BOND SUB-ACCOUNT (CLASS I)
   02/27/2006 to 12/31/2006                                      15.350645         16.371845          575,580.7286
===========================                                      =========         =========        ==============
 LEGG MASON PARTNERS VARIABLE SMALL CAP GROWTH SUB-ACCOUNT (CLASS I)
   02/27/2006 to 12/31/2006                                      13.004095         13.204948          111,733.2999
===========================                                      =========         =========        ==============
 LEGG MASON PARTNERS VARIABLE PORTFOLIOS II
 LEGG MASON PARTNERS VARIABLE APPRECIATION SUB-ACCOUNT
   02/27/2006 to 12/31/2006                                      27.922165         30.850876          693,818.5206
===========================                                      =========         =========        ==============
 LEGG MASON PARTNERS VARIABLE CAPITAL AND INCOME SUB-ACCOUNT
   02/27/2006 to 12/31/2006                                      10.953827         11.630007        2,016,260.1084
===========================                                      =========         =========        ==============
 LEGG MASON PARTNERS VARIABLE FUNDAMENTAL VALUE SUB-ACCOUNT
   02/27/2006 to 12/31/2006                                      31.105372         34.463806          734,109.0503
===========================                                      =========         =========        ==============
 LEGG MASON PARTNERS VARIABLE PORTFOLIOS III, INC.
 LEGG MASON PARTNERS VARIABLE ADJUSTABLE RATE INCOME SUB-ACCOUNT
   02/27/2006 to 12/31/2006                                      10.027073         10.243941           78,169.8986
===========================                                      =========         =========        ==============
 LEGG MASON PARTNERS VARIABLE AGGRESSIVE GROWTH SUB-ACCOUNT
   02/27/2006 to 12/31/2006                                      13.375837         13.524640        3,136,481.4780
===========================                                      =========         =========        ==============
 LEGG MASON PARTNERS VARIABLE LARGE CAP GROWTH SUB-ACCOUNT
   02/27/2006 to 12/31/2006                                      13.393559         13.872401           91,865.7394
===========================                                      =========         =========        ==============
 LEGG MASON PARTNERS VARIABLE LARGE CAP VALUE SUB-ACCOUNT
   02/27/2006 to 12/31/2006                                      21.963919         24.556391           25,053.6710
===========================                                      =========         =========        ==============
 LEGG MASON PARTNERS VARIABLE MONEY MARKET SUB-ACCOUNT
   02/27/2006 to 12/31/2006                                      12.614318         12.939384          679,442.0992
===========================                                      =========         =========        ==============
 LEGG MASON PARTNERS VARIABLE SOCIAL AWARENESS STOCK SUB-ACCOUNT
   02/27/2006 to 12/31/2006                                      26.197391         27.241805            6,910.4387
===========================                                      =========         =========        ==============

                                     1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                    NUMBER OF
                                                             ACCUMULATION      ACCUMULATION       ACCUMULATION
                                                            UNIT VALUE AT     UNIT VALUE AT           UNITS
                                                             BEGINNING OF         END OF         OUTSTANDING AT
                                                                PERIOD            PERIOD          END OF PERIOD
                                                           ---------------   ---------------   ------------------
 LEGG MASON PARTNERS VARIABLE PORTFOLIOS IV
 LEGG MASON PARTNERS VARIABLE MULTIPLE DISCIPLINE PORTFOLIO - ALL CAP GROWTH AND VALUE SUB-ACCOUNT
   02/27/2006 to 12/31/2006                                      15.418294         16.644814           38,634.7427
===========================                                      =========         =========        ==============
 LEGG MASON PARTNERS VARIABLE MULTIPLE DISCIPLINE PORTFOLIO - BALANCED ALL CAP GROWTH AND VALUE
  SUB-ACCOUNT
   02/27/2006 to 12/31/2006                                      13.480314         14.544892           57,299.9174
===========================                                      =========         =========        ==============
 LEGG MASON PARTNERS VARIABLE MULTIPLE DISCIPLINE PORTFOLIO - GLOBAL ALL CAP GROWTH AND VALUE
  SUB-ACCOUNT
   02/27/2006 to 12/31/2006                                      16.389506         17.891907           89,140.7278
===========================                                      =========         =========        ==============
 LEGG MASON PARTNERS VARIABLE MULTIPLE DISCIPLINE PORTFOLIO - LARGE CAP GROWTH AND VALUE SUB-ACCOUNT
   02/27/2006 to 12/31/2006                                      14.828612         16.015515           18,154.7731
===========================                                      =========         =========        ==============
 MET INVESTORS SERIES TRUST
 MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
  (FORMERLY TRAVELERS SERIES TRUST - AIM CAPITAL APPRECIATION SUB-ACCOUNT)
   02/27/2006 to 12/31/2006                                      14.338949         14.361373           23,773.7458
===========================                                      =========         =========        ==============
 MET/AIM SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
   02/27/2006 to 12/31/2006                                      13.874180         14.448465        1,125,427.8246
===========================                                      =========         =========        ==============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS A)
  (FORMERLY TRAVELERS SERIES TRUST - CONVERTIBLE SECURITIES SUB-ACCOUNT)
   02/27/2006 to 12/31/2006                                      17.325533         18.270268           18,173.9906
===========================                                      =========         =========        ==============
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
   02/27/2006 to 12/31/2006                                      13.775559         15.803723        1,675,995.6328
================= ==========                                     =========         =========        ==============
 MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS A)
  (FORMERLY TRAVELERS SERIES TRUST - MFS (Reg. TM) VALUE SUB-ACCOUNT)
   02/27/2006 to 12/31/2006                                      13.937339         15.862664          112,682.8920
===========================                                      =========         =========        ==============
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
   05/01/2006 to 12/31/2006                                       8.857400          9.025889        3,917,052.0073
===========================                                      =========         =========        ==============
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
  (FORMERLY OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER CAPITAL APPRECIATION FUND/VA
  SUB-ACCOUNT (SERVICE SHARES))
   02/27/2006 to 04/30/2006                                      72.958526         73.704287                0.0000
===========================                                      =========         =========        ==============
 PIONEER FUND SUB-ACCOUNT (CLASS A)
  (FORMERLY TRAVELERS SERIES TRUST. - PIONEER FUND SUB-ACCOUNT)
   02/27/2006 to 12/31/2006                                      17.344114         19.067870           62,925.3789
===========================                                      =========         =========        ==============

                                      1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                    NUMBER OF
                                                             ACCUMULATION      ACCUMULATION        ACCUMULATION
                                                            UNIT VALUE AT     UNIT VALUE AT           UNITS
                                                             BEGINNING OF         END OF          OUTSTANDING AT
                                                                PERIOD            PERIOD          END OF PERIOD
                                                           ---------------   ---------------   -------------------
 PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS A)
  (FORMERLY TRAVELERS SERIES TRUST - PIONEER STRATEGIC INCOME SUB-ACCOUNT)
   02/27/2006 to 12/31/2006                                      17.952898         18.623787         1,335,526.2887
===========================                                      =========         =========         ==============
 MET/PUTNAM CAPITAL OPPORTUNITIES SUB-ACCOUNT (CLASS B)
   02/27/2006 to 12/31/2006                                      18.897231         19.731732             9,403.2090
===========================                                      =========         =========         ==============
 METROPOLITAN SERIES FUND, INC.
 BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS E)
   05/01/2006 to 12/31/2006                                      43.053702         44.776693             5,451.7794
===========================                                      =========         =========         ==============
 BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS E)
  (FORMERLY TRAVELERS SERIES TRUST - TRAVELERS MANAGED INCOME SUB-ACCOUNT)
   02/27/2006 to 04/30/2006                                      15.284647         15.153581            12,474.5100
===========================                                      =========         =========         ==============
 FI INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
   02/27/2006 to 12/31/2006                                      17.908510         19.338940            74,698.7836
===========================                                      =========         =========         ==============
 FI LARGE CAP SUB-ACCOUNT (CLASS A)
  (FORMERLY TRAVELERS SERIES TRUST - LARGE CAP SUB-ACCOUNT)
   02/27/2006 to 12/31/2006                                      17.078005         17.284778             6,666.4603
===========================                                      =========         =========         ==============
 FI VALUE LEADERS SUB-ACCOUNT (CLASS D)
   05/01/2006 to 12/31/2006                                      20.638248         21.208139            33,042.3970
===========================                                      =========         =========         ==============
 FI VALUE LEADERS SUB-ACCOUNT (CLASS D)
  (FORMERLY TRAVELERS SERIES TRUST - EQUITY INCOME SUB-ACCOUNT)
   02/27/2006 to 04/30/2006                                      20.577523         20.627380            11,433.4597
===========================                                      =========         =========         ==============
 MFS (Reg. TM) TOTAL RETURN SUB-ACCOUNT (CLASS F)
   05/01/2006 to 12/31/2006                                      40.472705         43.407381           247,673.4107
===========================                                      =========         =========         ==============
 MFS (Reg. TM) TOTAL RETURN SUB-ACCOUNT (CLASS F)
  (FORMERLY TRAVELERS SERIES TRUST - MFS (Reg. TM) TOTAL RETURN SUB-ACCOUNT)
   02/27/2006 to 04/30/2006                                      24.446981         24.615010            58,763.3361
===========================                                      =========         =========         ==============
 OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
   02/27/2006 to 12/31/2006                                      17.318331         18.836003           123,414.3586
===========================                                      =========         =========         ==============
 WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
   02/27/2006 to 12/31/2006                                      15.373975         15.692541           334,634.4450
===========================                                      =========         =========         ==============
 PIONEER VARIABLE CONTRACTS TRUST
 PIONEER MID CAP VALUE VCT SUB-ACCOUNT (CLASS II)
   02/27/2006 to 12/31/2006                                      29.246367         31.320717           197,858.6249
===========================                                      =========         =========         ==============

                                     1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                   NUMBER OF
                                                             ACCUMULATION      ACCUMULATION       ACCUMULATION
                                                            UNIT VALUE AT     UNIT VALUE AT          UNITS
                                                             BEGINNING OF         END OF         OUTSTANDING AT
                                                                PERIOD            PERIOD         END OF PERIOD
                                                           ---------------   ---------------   -----------------
 PUTNAM VARIABLE TRUST
 PUTNAM VT SMALL CAP VALUE SUB-ACCOUNT (CLASS IB)
   02/27/2006 to 12/31/2006                                      24.590963         25.947944         224,940.9919
===========================                                      =========         =========       ==============
 THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
 VAN KAMPEN UIF EQUITY AND INCOME SUB-ACCOUNT (CLASS II)
   02/27/2006 to 12/31/2006                                      13.730564         14.876285       3,132,131.0975
===========================                                      =========         =========       ==============
 VAN KAMPEN UIF U.S. REAL ESTATE SECURITIES SUB-ACCOUNT (CLASS I)
   02/27/2006 to 12/31/2006                                      23.954335         29.942785         639,833.2647
===========================                                      =========         =========       ==============
 VAN KAMPEN LIFE INVESTMENT TRUST
 VAN KAMPEN LIT COMSTOCK SUB-ACCOUNT (CLASS II)
   02/27/2006 to 12/31/2006                                      13.798535         15.332685       1,441,795.6677
===========================                                      =========         =========       ==============
 VAN KAMPEN LIT EMERGING GROWTH SUB-ACCOUNT (CLASS II)
   02/27/2006 to 12/31/2006                                       4.962323          4.821686         513,797.0436
===========================                                      =========         =========       ==============
 VAN KAMPEN LIT GROWTH AND INCOME SUB-ACCOUNT (CLASS II)
   02/27/2006 to 12/31/2006                                      12.657226         14.058958         936,925.9710
===========================                                      =========         =========       ==============

                                    1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                  NUMBER OF
                                                             ACCUMULATION      ACCUMULATION      ACCUMULATION
                                                            UNIT VALUE AT     UNIT VALUE AT         UNITS
                                                             BEGINNING OF         END OF        OUTSTANDING AT
                                                                PERIOD            PERIOD        END OF PERIOD
                                                           ---------------   ---------------   ---------------
 ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
 ALLIANCEBERNSTEIN LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
   02/27/2006 to 12/31/2006                                      33.973666         32.542218             0.0000
===========================                                     ==========        ==========        ===========
 AMERICAN FUNDS INSURANCE SERIES
 AMERICAN FUNDS GLOBAL GROWTH SUB-ACCOUNT (CLASS 2)
   02/27/2006 to 12/31/2006                                      21.926737         25.034933        64,241.1117
===========================                                     ==========        ==========        ===========
 AMERICAN FUNDS GROWTH SUB-ACCOUNT (CLASS 2)
   02/27/2006 to 12/31/2006                                     139.886354        147.150131        20,645.9753
===========================                                     ==========        ==========        ===========
 AMERICAN FUNDS GROWTH-INCOME SUB-ACCOUNT (CLASS 2)
   02/27/2006 to 12/31/2006                                      97.284185        106.967662        20,353.9232
===========================                                     ==========        ==========        ===========
 FIDELITY (Reg. TM) VARIABLE INSURANCE PRODUCTS
 VIP MID CAP SUB-ACCOUNT (SERVICE CLASS 2)
   02/27/2006 to 12/31/2006                                      33.912943         35.219963         4,367.5716
===========================                                     ==========        ==========        ===========
 FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
 FRANKLIN INCOME SECURITIES SUB-ACCOUNT (CLASS 2)
   02/27/2006 to 12/31/2006                                      37.918713         42.465803        17,290.0269
===========================                                     ==========        ==========        ===========
 MUTUAL SHARES SECURITIES SUB-ACCOUNT (CLASS 2)
   02/27/2006 to 12/31/2006                                      20.451827         22.901549         6,951.2599
===========================                                     ==========        ==========        ===========
 TEMPLETON GROWTH SECURITIES SUB-ACCOUNT (CLASS 2)
   02/27/2006 to 12/31/2006                                      16.093904         18.514734         4,118.5732
===========================                                     ==========        ==========        ===========
 LEGG MASON PARTNERS LIFESTYLE SERIES, INC.
 LEGG MASON PARTNERS VARIABLE LIFESTYLE BALANCED SUB-ACCOUNT
   02/27/2006 to 12/31/2006                                      14.706782         15.489274         2,092.0247
===========================                                     ==========        ==========        ===========
 LEGG MASON PARTNERS VARIABLE LIFESTYLE GROWTH SUB-ACCOUNT
   02/27/2006 to 12/31/2006                                      13.585437         14.177568           188.0122
===========================                                     ==========        ==========        ===========
 LEGG MASON PARTNERS VARIABLE LIFESTYLE HIGH GROWTH SUB-ACCOUNT
   02/27/2006 to 12/31/2006                                      14.223688         14.811318         1,346.7053
===========================                                     ==========        ==========        ===========
 LEGG MASON PARTNERS INVESTMENT SERIES
 LEGG MASON PARTNERS VARIABLE DIVIDEND STRATEGY SUB-ACCOUNT
   02/27/2006 to 12/31/2006                                       8.435830          9.414107         1,751.9683
===========================                                     ==========        ==========        ===========
 LEGG MASON PARTNERS VARIABLE GROWTH AND INCOME SUB-ACCOUNT
   02/27/2006 to 12/31/2006                                       9.448343         10.162798           638.1891
===========================                                     ==========        ==========        ===========

                                    1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                  NUMBER OF
                                                             ACCUMULATION      ACCUMULATION      ACCUMULATION
                                                            UNIT VALUE AT     UNIT VALUE AT         UNITS
                                                             BEGINNING OF         END OF        OUTSTANDING AT
                                                                PERIOD            PERIOD        END OF PERIOD
                                                           ---------------   ---------------   ---------------
 LEGG MASON PARTNERS VARIABLE PREMIER SELECTIONS ALL CAP GROWTH SUB-ACCOUNT
   02/27/2006 to 12/31/2006                                      12.052624         12.281174             0.0000
================ ==========                                      =========         =========        ===========
 LEGG MASON PARTNERS VARIABLE PORTFOLIOS I, INC.
 LEGG MASON PARTNERS VARIABLE GLOBAL HIGH YIELD BOND SUB-ACCOUNT (CLASS I)
   02/27/2006 to 12/31/2006                                      15.230887         16.230552         9,564.1451
===========================                                      =========         =========        ===========
 LEGG MASON PARTNERS VARIABLE SMALL CAP GROWTH SUB-ACCOUNT (CLASS I)
   02/27/2006 to 12/31/2006                                      12.954632         13.143725        18,056.8253
===========================                                      =========         =========        ===========
 LEGG MASON PARTNERS VARIABLE PORTFOLIOS II
 LEGG MASON PARTNERS VARIABLE APPRECIATION SUB-ACCOUNT
   02/27/2006 to 12/31/2006                                      27.524012         30.385563        13,709.6154
===========================                                      =========         =========        ===========
 LEGG MASON PARTNERS VARIABLE CAPITAL AND INCOME SUB-ACCOUNT
   02/27/2006 to 12/31/2006                                      10.944382         11.610273        42,586.5599
===========================                                      =========         =========        ===========
 LEGG MASON PARTNERS VARIABLE FUNDAMENTAL VALUE SUB-ACCOUNT
   02/27/2006 to 12/31/2006                                      30.727117         34.016277        11,988.3766
===========================                                      =========         =========        ===========
 LEGG MASON PARTNERS VARIABLE PORTFOLIOS III, INC.
 LEGG MASON PARTNERS VARIABLE ADJUSTABLE RATE INCOME SUB-ACCOUNT
   02/27/2006 to 12/31/2006                                      10.002402         10.210201         3,570.1237
===========================                                      =========         =========        ===========
 LEGG MASON PARTNERS VARIABLE AGGRESSIVE GROWTH SUB-ACCOUNT
   02/27/2006 to 12/31/2006                                      13.324959         13.461934        73,219.2655
===========================                                      =========         =========        ===========
 LEGG MASON PARTNERS VARIABLE LARGE CAP GROWTH SUB-ACCOUNT
   02/27/2006 to 12/31/2006                                      13.289043         13.752647        11,656.5858
===========================                                      =========         =========        ===========
 LEGG MASON PARTNERS VARIABLE LARGE CAP VALUE SUB-ACCOUNT
   02/27/2006 to 12/31/2006                                      21.708279         24.250306           620.4047
===========================                                      =========         =========        ===========
 LEGG MASON PARTNERS VARIABLE MONEY MARKET SUB-ACCOUNT
   02/27/2006 to 12/31/2006                                      12.467467         12.778067        34,653.6574
===========================                                      =========         =========        ===========
 LEGG MASON PARTNERS VARIABLE SOCIAL AWARENESS STOCK SUB-ACCOUNT
   02/27/2006 to 12/31/2006                                      25.838424         26.846079             0.0000
===========================                                      =========         =========        ===========
 LEGG MASON PARTNERS VARIABLE PORTFOLIOS IV
 LEGG MASON PARTNERS VARIABLE MULTIPLE DISCIPLINE PORTFOLIO - ALL CAP GROWTH AND VALUE SUB-ACCOUNT
   02/27/2006 to 12/31/2006                                      15.365815         16.574304        20,143.7350
===========================                                      =========         =========        ===========
 LEGG MASON PARTNERS VARIABLE MULTIPLE DISCIPLINE PORTFOLIO - BALANCED ALL CAP GROWTH AND VALUE
  SUB-ACCOUNT
   02/27/2006 to 12/31/2006                                      13.434424         14.483269             0.0000
===========================                                      =========         =========        ===========

                                     1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                    NUMBER OF
                                                             ACCUMULATION      ACCUMULATION       ACCUMULATION
                                                            UNIT VALUE AT     UNIT VALUE AT           UNITS
                                                             BEGINNING OF         END OF         OUTSTANDING AT
                                                                PERIOD            PERIOD          END OF PERIOD
                                                           ---------------   ---------------   ------------------
 LEGG MASON PARTNERS VARIABLE MULTIPLE DISCIPLINE PORTFOLIO - GLOBAL ALL CAP GROWTH AND VALUE
  SUB-ACCOUNT
   02/27/2006 to 12/31/2006                                      16.333726         17.816119            4,446.4340
===========================                                      =========         =========        ==============
 LEGG MASON PARTNERS VARIABLE MULTIPLE DISCIPLINE PORTFOLIO - LARGE CAP GROWTH AND VALUE SUB-ACCOUNT
   02/27/2006 to 12/31/2006                                      14.778141         15.947671                0.0000
===========================                                      =========         =========        ==============
 MET INVESTORS SERIES TRUST
 MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
  (FORMERLY TRAVELERS SERIES TRUST - AIM CAPITAL APPRECIATION SUB-ACCOUNT)
   02/27/2006 to 12/31/2006                                      14.190651         14.200964            1,146.8922
===========================                                      =========         =========        ==============
 MET/AIM SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
   02/27/2006 to 12/31/2006                                      13.813410         14.373156        1,107,678.6553
===========================                                      =========         =========        ==============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS A)
  (FORMERLY TRAVELERS SERIES TRUST - CONVERTIBLE SECURITIES SUB-ACCOUNT)
   02/27/2006 to 12/31/2006                                      17.155970         18.076349            1,064.6634
===========================                                      =========         =========        ==============
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
   02/27/2006 to 12/31/2006                                      13.725146         15.732735        1,689,045.0405
===========================                                      =========         =========        ==============
 MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS A)
  (FORMERLY TRAVELERS SERIES TRUST - MFS (Reg. TM) VALUE SUB-ACCOUNT)
   02/27/2006 to 12/31/2006                                      13.831643         15.729220           16,212.7516
===========================                                      =========         =========        ==============
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
   05/01/2006 to 12/31/2006                                       8.823444          8.985325        3,267,057.7938
===========================                                      =========         =========        ==============
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
  (FORMERLY OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER CAPITAL APPRECIATION FUND/VA
  SUB-ACCOUNT (SERVICE SHARES))
   02/27/2006 to 04/30/2006                                      71.448293         72.166946               13.7424
===========================                                      =========         =========        ==============
 PIONEER FUND SUB-ACCOUNT (CLASS A)
  (FORMERLY TRAVELERS SERIES TRUST. - PIONEER FUND SUB-ACCOUNT)
   02/27/2006 to 12/31/2006                                      17.136034         18.823374            6,658.5233
===========================                                      =========         =========        ==============
 PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS A)
  (FORMERLY TRAVELERS SERIES TRUST - PIONEER STRATEGIC INCOME SUB-ACCOUNT)
   02/27/2006 to 12/31/2006                                      17.744646         18.392377           22,741.0596
===========================                                      =========         =========        ==============
 MET/PUTNAM CAPITAL OPPORTUNITIES SUB-ACCOUNT (CLASS B)
   02/27/2006 to 12/31/2006                                      16.601176         17.319799            4,105.7965
===========================                                      =========         =========        ==============

                                    1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                  NUMBER OF
                                                             ACCUMULATION      ACCUMULATION      ACCUMULATION
                                                            UNIT VALUE AT     UNIT VALUE AT         UNITS
                                                             BEGINNING OF         END OF        OUTSTANDING AT
                                                                PERIOD            PERIOD        END OF PERIOD
                                                           ---------------   ---------------   ---------------
 METROPOLITAN SERIES FUND, INC.
 BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS E)
   05/01/2006 to 12/31/2006                                      42.087572         43.742890           356.1532
===========================                                      =========         =========        ===========
 BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS E)
  (FORMERLY TRAVELERS SERIES TRUST - TRAVELERS MANAGED INCOME SUB-ACCOUNT)
   02/27/2006 to 04/30/2006                                      15.106755         14.974793           331.3756
===========================                                      =========         =========        ===========
 FI INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
   02/27/2006 to 12/31/2006                                      15.743752         16.987067         1,945.5131
===========================                                      =========         =========        ===========
 FI LARGE CAP SUB-ACCOUNT (CLASS A)
  (FORMERLY TRAVELERS SERIES TRUST - LARGE CAP SUB-ACCOUNT)
   02/27/2006 to 12/31/2006                                      16.916491         17.106999         5,184.5922
===========================                                      =========         =========        ===========
 FI VALUE LEADERS SUB-ACCOUNT (CLASS D)
   05/01/2006 to 12/31/2006                                      20.439565         20.990044        12,900.3068
===========================                                      =========         =========        ===========
 FI VALUE LEADERS SUB-ACCOUNT (CLASS D)
  (FORMERLY TRAVELERS SERIES TRUST - EQUITY INCOME SUB-ACCOUNT)
   02/27/2006 to 04/30/2006                                      20.382944         20.429026        10,498.3274
===========================                                      =========         =========        ===========
 MFS (Reg. TM) TOTAL RETURN SUB-ACCOUNT (CLASS F)
   05/01/2006 to 12/31/2006                                      39.710443         42.561621         9,978.9802
===========================                                      =========         =========        ===========
 MFS (Reg. TM) TOTAL RETURN SUB-ACCOUNT (CLASS F)
  (FORMERLY TRAVELERS SERIES TRUST - MFS (Reg. TM) TOTAL RETURN SUB-ACCOUNT)
   02/27/2006 to 04/30/2006                                      24.162431         24.324571         7,988.1257
================= ==========                                     =========         =========        ===========
 OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
   02/27/2006 to 12/31/2006                                      17.163267         18.651755         1,068.0847
===========================                                      =========         =========        ===========
 WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
   02/27/2006 to 12/31/2006                                      15.200710         15.502724        86,787.6793
===========================                                      =========         =========        ===========
 PIONEER VARIABLE CONTRACTS TRUST
 PIONEER MID CAP VALUE VCT SUB-ACCOUNT (CLASS II)
   02/27/2006 to 12/31/2006                                      28.926346         30.952116         2,112.6286
===========================                                      =========         =========        ===========
 PUTNAM VARIABLE TRUST
 PUTNAM VT SMALL CAP VALUE SUB-ACCOUNT (CLASS IB)
   02/27/2006 to 12/31/2006                                      24.423456         25.749658         4,967.5248
===========================                                      =========         =========        ===========

                                    1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                  NUMBER OF
                                                             ACCUMULATION      ACCUMULATION      ACCUMULATION
                                                            UNIT VALUE AT     UNIT VALUE AT         UNITS
                                                             BEGINNING OF         END OF        OUTSTANDING AT
                                                                PERIOD            PERIOD        END OF PERIOD
                                                           ---------------   ---------------   ---------------
 THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
 VAN KAMPEN UIF EQUITY AND INCOME SUB-ACCOUNT (CLASS II)
   02/27/2006 to 12/31/2006                                      13.691774         14.821867        81,581.2860
===========================                                      =========         =========        ===========
 VAN KAMPEN UIF U.S. REAL ESTATE SECURITIES SUB-ACCOUNT (CLASS I)
   02/27/2006 to 12/31/2006                                      23.839815         29.774769         7,534.4960
===========================                                      =========         =========        ===========
 VAN KAMPEN LIFE INVESTMENT TRUST
 VAN KAMPEN LIT COMSTOCK SUB-ACCOUNT (CLASS II)
   02/27/2006 to 12/31/2006                                      13.723580         15.236661        28,664.6259
===========================                                      =========         =========        ===========
 VAN KAMPEN LIT EMERGING GROWTH SUB-ACCOUNT (CLASS II)
   02/27/2006 to 12/31/2006                                       4.935343          4.791463        24,083.6633
===========================                                      =========         =========        ===========
 VAN KAMPEN LIT GROWTH AND INCOME SUB-ACCOUNT (CLASS II)
   02/27/2006 to 12/31/2006                                      12.588472         13.970911        11,830.5523
===========================                                      =========         =========        ===========

FINANCIAL STATEMENTS

The financial statements of the Separate Account and the Company are included herein.


The financial statements of the Company included herein should be considered only as bearing upon the ability of the Company to meet its obligations under the contract.

                                 ANNUAL REPORT

                                      OF

                   METLIFE INVESTORS USA SEPARATE ACCOUNT A
                                      OF
                    METLIFE INVESTORS USA INSURANCE COMPANY

                               DECEMBER 31, 2006

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Directors and Shareholders of
MetLife Investors USA Insurance Company and
Contract Owners of MetLife Investors USA Separate Account A

We have audited the accompanying statements of assets and liabilities of each of the sub-accounts (as disclosed in Appendix A) comprising MetLife Investors USA Separate Account A (the "Separate Account") of MetLife Investors USA Insurance Company as of December 31, 2006, the related statements of operations for each of the periods in the year then ended, and the statements of changes in net assets for each of the periods in the two year period then ended. These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the sub-accounts' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2006, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the sub-accounts of MetLife Investors USA Separate Account A of MetLife Investors USA Insurance Company as of December 31, 2006, the results of their operations for each of the periods in the year then ended, and the changes in their net assets for each of the periods in the two year period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/  Deloitte & Touche LLP

St. Louis, Missouri
April 6, 2007

                                  APPENDIX A

            Lord Abbett Growth and     Western Asset Management
              Income Sub-Account         U.S.
            Lord Abbett Bond             Government Sub-Account
              Debenture Sub-Account    Oppenheimer Global Equity
            Van Kampen Mid-Cap Growth  Sub-Account
              Sub-Account              MetLife Aggressive
            Lord Abbett Mid-Cap Value  Allocation Sub-Account
              Sub-Account              MetLife Conservative
            Lazard Mid-Cap Sub-Account Allocation Sub-Account
            Met/AIM Small-Cap Growth   MetLife Conservative to
              Sub-Account                Moderate
            Harris Oakmark               Allocation Sub-Account
              International            MetLife Moderate
              Sub-Account              Allocation Sub-Account
            Third Avenue Small Cap     MetLife Moderate to
              Value Sub-Account        Aggressive Allocation
            Oppenheimer Capital        Sub-Account Van Kampen
              Appreciation Sub-Account Strategic Growth
            Legg Mason Aggressive      Sub-Account
              Growth Sub-Account       Van Kampen Enterprise
            PIMCO Total Return Bond    Sub-Account
              Sub-Account              Van Kampen Growth &
            RCM Global Technology      Income Sub-Account
              Sub-Account              Van Kampen Comstock
            PIMCO Inflation Protected  Sub-Account
              Bond Sub-Account         Federated Equity Income
            T. Rowe Price Mid-Cap      Sub-Account
              Growth Sub-Account       Federated High Income
            MFS Research               Bond Sub-Account
              International            Federated Growth
              Sub-Account              Strategic Sub-Account
            Neuberger Berman Real      Neuberger Genesis Trust
              Estate Sub-Account       Sub-Account
            Turner Mid-Cap Growth      Alger American
              Sub-Account              Small-Capitalization
            Goldman Sachs Mid-Cap      Sub-Account
              Value Sub-Account        T. Rowe Price Growth
            MetLife Defensive          Sub-Account
              Strategy Sub-Account     T. Rowe Price
            MetLife Moderate Strategy  International Sub-Account
              Sub-Account              T. Rowe Price Prime
            MetLife Balanced Strategy  Reserve Sub-Account
              Sub-Account              Janus Aspen Worldwide
            MetLife Growth Strategy    Growth Sub-Account
              Sub-Account              American Funds Global
            MetLife Aggressive           Small
              Strategy Sub-Account       Capitalization Sub-Account
            Van Kampen Comstock        American Funds Growth
              Sub-Account              Sub-Account
            Legg Mason Value Equity    American Funds Growth and
              Sub-Account              Income Sub-Account
            Met/Putnam Capital         American Funds Global
              Opportunities            Growth Sub-Account
              Sub-Account              AllianceBernstein
            MFS Emerging Markets       Large-Cap Growth
              Equity Sub-Account       Sub-Account Templeton
            Loomis Sayles Global       Developing Markets
              Markets Sub-Account      Sub-Account
            Met/AIM Capital            Templeton Foreign
              Appreciation Sub-Account Securities Sub-Account
            Janus Capital              Templeton Growth
              Appreciation Sub-Account Securities Sub-Account
            MFS Value Sub-Account      Franklin Templeton Mutual
            Dreman Small Cap Value       Shares
              Sub-Account                Securities Sub-Account
            Pioneer Fund Sub-Account   Van Kampen UIF Equity and
            Pioneer Mid-Cap Value      Income Sub-Account
              Sub-Account              Van Kampen UIF U.S. Real
            Pioneer Strategic Income   Estate Sub-Account
              Sub-Account              Pioneer VCT Mid-Cap
            BlackRock Large-Cap Core   Sub-Account
              Sub-Account              Putnam VT Small-Cap Value
            BlackRock High Yield       Sub-Account
              Sub-Account              LMPV Global High Yield
            AIM V.I. Premier Equity    Bond Sub-Account
              Sub-Account              LMPV Small-Cap Growth
            AIM V.I. Core Equity       Sub-Account
              Sub-Account              LMPV Investors Sub-Account
            AIM V.I. Capital           LMPV Capital and Income
              Appreciation Sub-Account Sub-Account
            AIM V.I. International     LMPV Equity Index
              Growth Sub-Account       Sub-Account
            AIM V.I. Basic Balanced    LMPV Fundamental Value
              Sub-Account              Sub-Account
            MFS Research Sub-Account   LMPV Appreciation
            MFS Investors Trust        Sub-Account
              Sub-Account              LMPV Adjustable Rate
            MFS New Discovery          Income Sub-Account
              Sub-Account              LMPV Aggressive Growth
            Oppenheimer Main Street    Sub-Account
              Growth &                 LMPV Large-Cap Growth
              Income Sub-Account       Sub-Account
            Oppenheimer Bond           LMPV Large-Cap Value
              Sub-Account              Sub-Account
            Oppenheimer Strategic      LMPV Money Market
              Bond Sub-Account         Sub-Account
            T.Rowe Price Small-Cap     LMPV Social Awareness
            Growth Sub-Account         Stock Sub-Account
                                       LMPV Multiple-Discipline
                                         Balanced All Cap Growth
                                         and Value Sub-Account

         Oppenheimer Main Street    LMPV Multiple-Discipline
           Small-Cap                  Global All Cap Growth
           Growth Sub-Account         and Value Sub-Account
         Oppenheimer Money          LMPV Premier Selections
           Sub-Account              All Cap Growth
         Fidelity Asset Manager     Sub-Account LMPV Dividend
           Sub-Account              Strategy Sub-Account
         Fidelity Growth            LMPV Growth and Income
           Sub-Account              Sub-Account
         Fidelity Contrafund        LMPV Lifestyle Balanced
           Sub-Account              Sub-Account
         Fidelity Overseas          LMPV Lifestyle Growth
           Sub-Account              Sub-Account
         Fidelity Equity-Income     LMPV Lifestyle High
           Sub-Account              Growth Sub-Account
         Fidelity Index 500         Capital Appreciation
           Sub-Account              Sub-Account
         Fidelity Money Market      TST Large Cap Sub-Account
           Sub-Account              TST Managed Allocation
         Fidelity Mid-Cap           Aggressive Sub-Account
           Sub-Account              TST Managed Allocation
         DWS International          Conservative Sub-Account
           Sub-Account              TST Managed Allocation
         FI Mid-Cap Sub-Account     Moderate Sub-Account
         FI Large Cap Sub-Account   TST Managed Allocation
         FI Value Leaders             Moderate-Aggressive Sub-Account
           Sub-Account              TST Managed Allocation
         Russell 2000 Index           Moderate-Conservative Sub-Account
           Sub-Account              TST MFS Value Sub-Account
         FI International Stock     TST Style Focused Small
           Sub-Account              Cap Growth Sub-Account
         MetLife Stock Index        TST Style Focused Small
           Sub-Account              Cap Value Sub-Account
         BlackRock Legacy           TST Managed Income
           Large-Cap Growth         Sub-Account
           Sub-Account              TST Pioneer Fund
         BlackRock Strategic Value  Sub-Account
           Sub-Account              TST Pioneer Mid Cap
         BlackRock Bond Income      Sub-Account
           Sub-Account              TST Pioneer Strategic
         BlackRock Large-Cap Value  Income Sub-Account
           Sub-Account              TST MFS Total Return
         Lehman Brothers Aggregate  Sub-Account
           Bond Index Sub-Account   TST Federated High Yield
         Harris Oakmark Large Cap   Sub-Account
           Value Sub-Account        TST Mercury Large Cap
         Morgan Stanley EAFE Index  Core Sub-Account
           Sub-Account              TST AIM Capital
         MFS Total Return           Appreciation Sub-Account
           Sub-Account              TST Equity income
         MetLife Mid-Cap Stock      Sub-Account
           Index Sub-Account        TST U.S. Government
         Davis Venture Value        Securities Sub-Account
           Sub-Account              TST Convertible
         Harris Oakmark Focused     Securities Sub-Account
           Value Sub-Account
         Jennison Growth
           Sub-Account
         BlackRock Money Market
           Sub-Account
         LMPV Multiple-Discipline
           Large-Cap Growth and
           Value Sub-Account
         LMPV Multiple-Discipline
           All Cap Growth and
           Value Sub-Account

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A OF
                    METLIFE INVESTORS USA INSURANCE COMPANY

                     STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2006

                                                      LORD ABBETT      LORD ABBETT
                                                   GROWTH AND INCOME  BOND DEBENTURE
                                                      SUB-ACCOUNT      SUB-ACCOUNT
                                                   ----------------- ---------------
ASSETS:
INVESTMENTS AT FAIR VALUE:
MET INVESTORS SERIES TRUST ("MET INVESTORS FUND"):
Lord Abbett Growth and Income Portfolio
 30,708,673 shares; cost $764,710,380............. $    898,436,613  $            --
Lord Abbett Bond Debenture Portfolio
 24,656,426 shares; cost $300,813,066.............               --      306,513,913
Van Kampen Mid-Cap Growth Portfolio
 627,386 shares; cost $6,264,977..................               --               --
Lord Abbett Mid-Cap Value Portfolio
 431,246 shares; cost $9,245,008..................               --               --
Lazard Mid-Cap Portfolio
 9,250,772 shares; cost $117,034,617..............               --               --
Met/AIM Small-Cap Growth Portfolio
 13,337,933 shares; cost $158,996,241.............               --               --
Harris Oakmark International Portfolio
 21,858,535 shares; cost $300,347,896.............               --               --
Third Ave Small-Cap Value Portfolio
 20,707,826 shares; cost $273,812,156.............               --               --
Oppenheimer Capital Appreciation Portfolio
 38,889,036 shares; cost $321,761,713.............               --               --
Legg Mason Aggressive Growth Portfolio
 14,647,579 shares; cost $104,873,792.............               --               --
PIMCO Total Return Portfolio
 37,636,573 shares; cost $430,893,764.............               --               --
RCM Global Technology Portfolio
 9,435,054 shares; cost $41,812,217...............               --               --
PIMCO Inflation Protected Bond Portfolio
 24,844,627 shares; cost $262,799,399.............               --               --
T. Rowe Price Mid-Cap Growth Portfolio
 25,553,534 shares; cost $171,850,811.............               --               --
MFS Research International Portfolio
 19,255,275 shares; cost $212,068,810.............               --               --
Neuberger Berman Real Estate Portfolio
 7,563,455 shares; cost $98,920,175...............               --               --
Turner Mid-Cap Growth Portfolio
 3,920,528 shares; cost $42,618,970...............               --               --
Goldman Sachs Mid-Cap Value Portfolio
 9,417,151 shares; cost $113,377,700..............               --               --
MetLife Defensive Strategy Portfolio
 35,988,956 shares; cost $369,139,990.............               --               --
MetLife Moderate Strategy Portfolio
 106,224,926 shares; cost $1,097,763,728..........               --               --
MetLife Balanced Strategy Portfolio
 322,444,817 shares; cost $3,410,672,923..........               --               --
MetLife Growth Strategy Portfolio
 321,426,542 shares; cost $3,558,404,439..........               --               --
MetLife Aggressive Strategy Portfolio
 48,291,060 shares; cost $529,345,000.............               --               --
Van Kampen Comstock Portfolio
 4,227,532 shares; cost $45,264,272...............               --               --
Legg Mason Value Equity Portfolio
 3,598,604 shares; cost $37,697,501...............               --               --
Met/Putnam Capital Opportunities
 24,272 shares; cost $355,592.....................               --               --
MFS Emerging Markets Equity Portfolio
 898,490 shares; cost $8,448,425..................               --               --
Loomis Sayles Global Markets Portfolio
 753,134 shares; cost $7,243,568..................               --               --
                                                   ----------------  ---------------
Total Investments.................................      898,436,613      306,513,913
Due From MetLife Investors USA Insurance Company..               --               --
                                                   ----------------  ---------------
Total Assets......................................      898,436,613      306,513,913
LIABILITIES:
Due to MetLife Investors USA Insurance Company....              (71)            (261)
                                                   ----------------  ---------------
NET ASSETS........................................ $    898,436,542  $   306,513,652
                                                   ================  ===============
Outstanding Units.................................       20,191,907       16,856,041
Unit Fair Values.................................. $29.87 to $97.12  $6.34 to $19.81

  The accompanying notes are an integral part of these financial statements.

   VAN KAMPEN        LORD ABBETT                          MET/AIM        HARRIS OAKMARK     THIRD AVENUE
 MID-CAP GROWTH     MID-CAP VALUE    LAZARD MID-CAP   SMALL-CAP GROWTH   INTERNATIONAL     SMALL-CAP VALUE
  SUB-ACCOUNT        SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT
----------------  ----------------  ----------------  ----------------  ----------------  ----------------
$             --  $             --  $             --  $             --  $             --  $             --
              --                --                --                --                --                --
       6,430,707                --                --                --                --                --
              --         9,728,915                --                --                --                --
              --                --       126,365,540                --                --                --
              --                --                --       178,634,861                --                --
              --                --                --                --       412,470,562                --
              --                --                --                --                --       360,767,993
              --                --                --                --                --                --
              --                --                --                --                --                --
              --                --                --                --                --                --
              --                --                --                --                --                --
              --                --                --                --                --                --
              --                --                --                --                --                --
              --                --                --                --                --                --
              --                --                --                --                --                --
              --                --                --                --                --                --
              --                --                --                --                --                --
              --                --                --                --                --                --
              --                --                --                --                --                --
              --                --                --                --                --                --
              --                --                --                --                --                --
              --                --                --                --                --                --
              --                --                --                --                --                --
              --                --                --                --                --                --
              --                --                --                --                --                --
              --                --                --                --                --                --
              --                --                --                --                --                --
----------------  ----------------  ----------------  ----------------  ----------------  ----------------
       6,430,707         9,728,915       126,365,540       178,634,861       412,470,562       360,767,993
              --                --                --                --                --                --
----------------  ----------------  ----------------  ----------------  ----------------  ----------------
       6,430,707         9,728,915       126,365,540       178,634,861       412,470,562       360,767,993
            (175)             (292)              (90)             (289)             (125)              (89)
----------------  ----------------  ----------------  ----------------  ----------------  ----------------
$      6,430,532  $      9,728,623  $    126,365,450  $    178,634,572  $    412,470,437  $    360,767,904
================  ================  ================  ================  ================  ================
         612,842           363,014         7,830,725        12,354,489        20,892,628        20,050,298
$10.20 to $10.75  $25.47 to $27.96  $15.64 to $16.43  $14.00 to $15.16  $19.13 to $20.10  $17.49 to $18.82

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A OF
                    METLIFE INVESTORS USA INSURANCE COMPANY

              STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                               DECEMBER 31, 2006

                                                       OPPENHEIMER         LEGG MASON
                                                   CAPITAL APPRECIATION AGGRESSIVE GROWTH
                                                       SUB-ACCOUNT         SUB-ACCOUNT
                                                   -------------------- -----------------
ASSETS:
INVESTMENTS AT FAIR VALUE:
MET INVESTORS SERIES TRUST ("MET INVESTORS FUND"):
Lord Abbett Growth and Income Portfolio
 30,708,673 shares; cost $764,710,380.............   $            --     $           --
Lord Abbett Bond Debenture Portfolio
 24,656,426 shares; cost $300,813,066.............                --                 --
Van Kampen Mid-Cap Growth Portfolio
 627,386 shares; cost $6,264,977..................                --                 --
Lord Abbett Mid-Cap Value Portfolio
 431,246 shares; cost $9,245,008..................                --                 --
Lazard Mid-Cap Portfolio
 9,250,772 shares; cost $117,034,617..............                --                 --
Met/AIM Small-Cap Growth Portfolio
 13,337,933 shares; cost $158,996,241.............                --                 --
Harris Oakmark International Portfolio
 21,858,535 shares; cost $300,347,896.............                --                 --
Third Ave Small-Cap Value Portfolio
 20,707,826 shares; cost $273,812,156.............                --                 --
Oppenheimer Capital Appreciation Portfolio
 38,889,036 shares; cost $321,761,713.............       357,893,619                 --
Legg Mason Aggressive Growth Portfolio
 14,647,579 shares; cost $104,873,792.............                --        116,887,684
PIMCO Total Return Portfolio
 37,636,573 shares; cost $430,893,764.............                --                 --
RCM Global Technology Portfolio
 9,435,054 shares; cost $41,812,217...............                --                 --
PIMCO Inflation Protected Bond Portfolio
 24,844,627 shares; cost $262,799,399.............                --                 --
T. Rowe Price Mid-Cap Growth Portfolio
 25,553,534 shares; cost $171,850,811.............                --                 --
MFS Research International Portfolio
 19,255,275 shares; cost $212,068,810.............                --                 --
Neuberger Berman Real Estate Portfolio
 7,563,455 shares; cost $98,920,175...............                --                 --
Turner Mid-Cap Growth Portfolio
 3,920,528 shares; cost $42,618,970...............                --                 --
Goldman Sachs Mid-Cap Value Portfolio
 9,417,151 shares; cost $113,377,700..............                --                 --
MetLife Defensive Strategy Portfolio
 35,988,956 shares; cost $369,139,990.............                --                 --
MetLife Moderate Strategy Portfolio
 106,224,926 shares; cost $1,097,763,728..........                --                 --
MetLife Balanced Strategy Portfolio
 322,444,817 shares; cost $3,410,672,923..........                --                 --
MetLife Growth Strategy Portfolio
 321,426,542 shares; cost $3,558,404,439..........                --                 --
MetLife Aggressive Strategy Portfolio
 48,291,060 shares; cost $529,345,000.............                --                 --
Van Kampen Comstock Portfolio
 4,227,532 shares; cost $45,264,272...............                --                 --
Legg Mason Value Equity Portfolio
 3,598,604 shares; cost $37,697,501...............                --                 --
Met/Putnam Capital Opportunities
 24,272 shares; cost $355,592.....................                --                 --
MFS Emerging Markets Equity Portfolio
 898,490 shares; cost $8,448,425..................                --                 --
Loomis Sayles Global Markets Portfolio
 753,134 shares; cost $7,243,568..................                --                 --
                                                     ---------------     --------------
Total Investments.................................       357,893,619        116,887,684
Due From MetLife Investors USA Insurance Company..                --                 --
                                                     ---------------     --------------
Total Assets......................................       357,893,619        116,887,684
LIABILITIES:
Due to MetLife Investors USA Insurance Company....              (170)                (6)
                                                     ---------------     --------------
NET ASSETS........................................   $   357,893,449     $  116,887,678
                                                     ===============     ==============
Outstanding Units.................................        39,279,261         15,227,592
Unit Fair Values..................................   $8.75 to $11.41     $7.44 to $7.84

  The accompanying notes are an integral part of these financial statements.

  PIMCO TOTAL      RCM GLOBAL     PIMCO INFLATION  T. ROWE PRICE     MFS RESEARCH        NEUBERGER
    RETURN         TECHNOLOGY     PROTECTED BOND   MID-CAP GROWTH    INTERNATIONAL   BERMAN REAL ESTATE
  SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
---------------  --------------  ----------------  --------------  ----------------  ------------------
$            --  $           --  $             --  $           --  $             --   $             --
             --              --                --              --                --                 --
             --              --                --              --                --                 --
             --              --                --              --                --                 --
             --              --                --              --                --                 --
             --              --                --              --                --                 --
             --              --                --              --                --                 --
             --              --                --              --                --                 --
             --              --                --              --                --                 --
             --              --                --              --                --                 --
    440,826,779              --                --              --                --                 --
             --      50,206,756                --              --                --                 --
             --              --       250,682,283              --                --                 --
             --              --                --     220,015,932                --                 --
             --              --                --              --       287,904,888                 --
             --              --                --              --                --        136,595,988
             --              --                --              --                --                 --
             --              --                --              --                --                 --
             --              --                --              --                --                 --
             --              --                --              --                --                 --
             --              --                --              --                --                 --
             --              --                --              --                --                 --
             --              --                --              --                --                 --
             --              --                --              --                --                 --
             --              --                --              --                --                 --
             --              --                --              --                --                 --
             --              --                --              --                --                 --
             --              --                --              --                --                 --
---------------  --------------  ----------------  --------------  ----------------   ----------------
    440,826,779      50,206,756       250,682,283     220,015,932       287,904,888        136,595,988
             --              --                --              --                --                 --
---------------  --------------  ----------------  --------------  ----------------   ----------------
    440,826,779      50,206,756       250,682,283     220,015,932       287,904,888        136,595,988
            (57)           (269)              (90)            (99)             (123)              (173)
---------------  --------------  ----------------  --------------  ----------------   ----------------
$   440,826,722  $   50,206,487  $    250,682,193  $  220,015,833  $    287,904,765   $    136,595,815
===============  ==============  ================  ==============  ================   ================
     37,317,040      10,314,725        22,804,934      26,478,451        18,205,030          7,072,940
$8.56 to $13.14  $4.71 to $5.15  $10.72 to $11.14  $8.04 to $8.47  $15.21 to $17.35   $18.97 to $19.50

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A OF
                    METLIFE INVESTORS USA INSURANCE COMPANY

              STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                               DECEMBER 31, 2006

                                                        TURNER         GOLDMAN SACHS
                                                    MID-CAP GROWTH     MID-CAP VALUE
                                                     SUB-ACCOUNT        SUB-ACCOUNT
                                                   ----------------  ----------------
ASSETS:
INVESTMENTS AT FAIR VALUE:
MET INVESTORS SERIES TRUST ("MET INVESTORS FUND"):
Lord Abbett Growth and Income Portfolio
 30,708,673 shares; cost $764,710,380............. $             --  $             --
Lord Abbett Bond Debenture Portfolio
 24,656,426 shares; cost $300,813,066.............               --                --
Van Kampen Mid-Cap Growth Portfolio
 627,386 shares; cost $6,264,977..................               --                --
Lord Abbett Mid-Cap Value Portfolio
 431,246 shares; cost $9,245,008..................               --                --
Lazard Mid-Cap Portfolio
 9,250,772 shares; cost $117,034,617..............               --                --
Met/AIM Small-Cap Growth Portfolio
 13,337,933 shares; cost $158,996,241.............               --                --
Harris Oakmark International Portfolio
 21,858,535 shares; cost $300,347,896.............               --                --
Third Ave Small-Cap Value Portfolio
 20,707,826 shares; cost $273,812,156.............               --                --
Oppenheimer Capital Appreciation Portfolio
 38,889,036 shares; cost $321,761,713.............               --                --
Legg Mason Aggressive Growth Portfolio
 14,647,579 shares; cost $104,873,792.............               --                --
PIMCO Total Return Portfolio
 37,636,573 shares; cost $430,893,764.............               --                --
RCM Global Technology Portfolio
 9,435,054 shares; cost $41,812,217...............               --                --
PIMCO Inflation Protected Bond Portfolio
 24,844,627 shares; cost $262,799,399.............               --                --
T. Rowe Price Mid-Cap Growth Portfolio
 25,553,534 shares; cost $171,850,811.............               --                --
MFS Research International Portfolio
 19,255,275 shares; cost $212,068,810.............               --                --
Neuberger Berman Real Estate Portfolio
 7,563,455 shares; cost $98,920,175...............               --                --
Turner Mid-Cap Growth Portfolio
 3,920,528 shares; cost $42,618,970...............       49,712,292                --
Goldman Sachs Mid-Cap Value Portfolio
 9,417,151 shares; cost $113,377,700..............               --       135,606,968
MetLife Defensive Strategy Portfolio
 35,988,956 shares; cost $369,139,990.............               --                --
MetLife Moderate Strategy Portfolio
 106,224,926 shares; cost $1,097,763,728..........               --                --
MetLife Balanced Strategy Portfolio
 322,444,817 shares; cost $3,410,672,923..........               --                --
MetLife Growth Strategy Portfolio
 321,426,542 shares; cost $3,558,404,439..........               --                --
MetLife Aggressive Strategy Portfolio
 48,291,060 shares; cost $529,345,000.............               --                --
Van Kampen Comstock Portfolio
 4,227,532 shares; cost $45,264,272...............               --                --
Legg Mason Value Equity Portfolio
 3,598,604 shares; cost $37,697,501...............               --                --
Met/Putnam Capital Opportunities
 24,272 shares; cost $355,592.....................               --                --
MFS Emerging Markets Equity Portfolio
 898,490 shares; cost $8,448,425..................               --                --
Loomis Sayles Global Markets Portfolio
 753,134 shares; cost $7,243,568..................               --                --
                                                   ----------------  ----------------
Total Investments.................................       49,712,292       135,606,968
Due From MetLife Investors USA Insurance Company..               --                --
                                                   ----------------  ----------------
Total Assets......................................       49,712,292       135,606,968
LIABILITIES:
Due to MetLife Investors USA Insurance Company....             (172)             (127)
                                                   ----------------  ----------------
NET ASSETS........................................ $     49,712,120  $    135,606,841
                                                   ================  ================
Outstanding Units.................................        3,921,915         9,011,063
Unit Fair Values.................................. $12.45 to $12.80  $14.78 to $15.20

  The accompanying notes are an integral part of these financial statements.

METLIFE DEFENSIVE METLIFE MODERATE  METLIFE BALANCED   METLIFE GROWTH   METLIFE AGGRESSIVE    VAN KAMPEN
    STRATEGY          STRATEGY          STRATEGY          STRATEGY           STRATEGY          COMSTOCK
   SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT
----------------- ----------------  ----------------  ----------------  ------------------ ----------------
$             --  $             --  $             --  $             --   $             --  $             --
              --                --                --                --                 --                --
              --                --                --                --                 --                --
              --                --                --                --                 --                --
              --                --                --                --                 --                --
              --                --                --                --                 --                --
              --                --                --                --                 --                --
              --                --                --                --                 --                --
              --                --                --                --                 --                --
              --                --                --                --                 --                --
              --                --                --                --                 --                --
              --                --                --                --                 --                --
              --                --                --                --                 --                --
              --                --                --                --                 --                --
              --                --                --                --                 --                --
              --                --                --                --                 --                --
              --                --                --                --                 --                --
              --                --                --                --                 --                --
     399,117,526                --                --                --                 --                --
              --     1,227,960,142                --                --                 --                --
              --                --     3,917,704,523                --                 --                --
              --                --                --     4,136,759,602                 --                --
              --                --                --                --        636,476,180                --
              --                --                --                --                 --        50,349,905
              --                --                --                --                 --                --
              --                --                --                --                 --                --
              --                --                --                --                 --                --
              --                --                --                --                 --                --
----------------  ----------------  ----------------  ----------------   ----------------  ----------------
     399,117,526     1,227,960,142     3,917,704,523     4,136,759,602        636,476,180        50,349,905
              --                --                --                --                 --                --
----------------  ----------------  ----------------  ----------------   ----------------  ----------------
     399,117,526     1,227,960,142     3,917,704,523     4,136,759,602        636,476,180        50,349,905
             (76)              (41)              (95)             (107)               (10)             (255)
----------------  ----------------  ----------------  ----------------   ----------------  ----------------
$    399,117,450  $  1,227,960,101  $  3,917,704,428  $  4,136,759,495   $    636,476,170  $     50,349,650
================  ================  ================  ================   ================  ================
      35,961,422       106,444,385       324,915,762       325,383,030         49,085,211         4,218,383
$10.93 to $11.18  $11.37 to $11.63  $11.88 to $12.15  $12.53 to $12.81   $12.78 to $13.07  $11.80 to $12.01

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A OF
                    METLIFE INVESTORS USA INSURANCE COMPANY

              STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                               DECEMBER 31, 2006

                                                      LEGG MASON          MET/PUTNAM
                                                     VALUE EQUITY    CAPITAL OPPORTUNITIES
                                                     SUB-ACCOUNT          SUB-ACCOUNT
                                                   ----------------  ---------------------
ASSETS:
INVESTMENTS AT FAIR VALUE:
MET INVESTORS SERIES TRUST ("MET INVESTORS FUND"):
Lord Abbett Growth and Income Portfolio
 30,708,673 shares; cost $764,710,380............. $             --    $             --
Lord Abbett Bond Debenture Portfolio
 24,656,426 shares; cost $300,813,066.............               --                  --
Van Kampen Mid-Cap Growth Portfolio
 627,386 shares; cost $6,264,977..................               --                  --
Lord Abbett Mid-Cap Value Portfolio
 431,246 shares; cost $9,245,008..................               --                  --
Lazard Mid-Cap Portfolio
 9,250,772 shares; cost $117,034,617..............               --                  --
Met/AIM Small-Cap Growth Portfolio
 13,337,933 shares; cost $158,996,241.............               --                  --
Harris Oakmark International Portfolio
 21,858,535 shares; cost $300,347,896.............               --                  --
Third Ave Small-Cap Value Portfolio
 20,707,826 shares; cost $273,812,156.............               --                  --
Oppenheimer Capital Appreciation Portfolio
 38,889,036 shares; cost $321,761,713.............               --                  --
Legg Mason Aggressive Growth Portfolio
 14,647,579 shares; cost $104,873,792.............               --                  --
PIMCO Total Return Portfolio
 37,636,573 shares; cost $430,893,764.............               --                  --
RCM Global Technology Portfolio
 9,435,054 shares; cost $41,812,217...............               --                  --
PIMCO Inflation Protected Bond Portfolio
 24,844,627 shares; cost $262,799,399.............               --                  --
T. Rowe Price Mid-Cap Growth Portfolio
 25,553,534 shares; cost $171,850,811.............               --                  --
MFS Research International Portfolio
 19,255,275 shares; cost $212,068,810.............               --                  --
Neuberger Berman Real Estate Portfolio
 7,563,455 shares; cost $98,920,175...............               --                  --
Turner Mid-Cap Growth Portfolio
 3,920,528 shares; cost $42,618,970...............               --                  --
Goldman Sachs Mid-Cap Value Portfolio
 9,417,151 shares; cost $113,377,700..............               --                  --
MetLife Defensive Strategy Portfolio
 35,988,956 shares; cost $369,139,990.............               --                  --
MetLife Moderate Strategy Portfolio
 106,224,926 shares; cost $1,097,763,728..........               --                  --
MetLife Balanced Strategy Portfolio
 322,444,817 shares; cost $3,410,672,923..........               --                  --
MetLife Growth Strategy Portfolio
 321,426,542 shares; cost $3,558,404,439..........               --                  --
MetLife Aggressive Strategy Portfolio
 48,291,060 shares; cost $529,345,000.............               --                  --
Van Kampen Comstock Portfolio
 4,227,532 shares; cost $45,264,272...............               --                  --
Legg Mason Value Equity Portfolio
 3,598,604 shares; cost $37,697,501...............       40,088,450                  --
Met/Putnam Capital Opportunities
 24,272 shares; cost $355,592.....................               --             365,536
MFS Emerging Markets Equity Portfolio
 898,490 shares; cost $8,448,425..................               --                  --
Loomis Sayles Global Markets Portfolio
 753,134 shares; cost $7,243,568..................               --                  --
                                                   ----------------    ----------------
Total Investments.................................       40,088,450             365,536
Due From MetLife Investors USA Insurance Company..               --                  --
                                                   ----------------    ----------------
Total Assets......................................       40,088,450             365,536
LIABILITIES:
Due to MetLife Investors USA Insurance Company....             (197)                (51)
                                                   ----------------    ----------------
NET ASSETS........................................ $     40,088,253    $        365,485
                                                   ================    ================
Outstanding Units.................................        3,602,950              19,711
Unit Fair Values.................................. $11.05 to $11.18    $16.42 to $20.02

  The accompanying notes are an integral part of these financial statements.

                        MFS EMERGING     LOOMIS SAYLES
                       MARKETS EQUITY    GLOBAL MARKETS
                        SUB-ACCOUNT       SUB-ACCOUNT
                      ----------------  ----------------
                      $             --  $             --
                                    --                --
                                    --                --
                                    --                --
                                    --                --
                                    --                --
                                    --                --
                                    --                --
                                    --                --
                                    --                --
                                    --                --
                                    --                --
                                    --                --
                                    --                --
                                    --                --
                                    --                --
                                    --                --
                                    --                --
                                    --                --
                                    --                --
                                    --                --
                                    --                --
                                    --                --
                                    --                --
                                    --                --
                                    --                --
                             9,425,159                --
                                    --         7,787,407
                      ----------------  ----------------
                             9,425,159         7,787,407
                                    --                --
                      ----------------  ----------------
                             9,425,159         7,787,407
                                  (500)             (498)
                      ----------------  ----------------
                      $      9,424,659  $      7,786,909
                      ================  ================
                               901,069           754,781
                      $10.41 to $10.49  $10.27 to $10.35

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A OF
                    METLIFE INVESTORS USA INSURANCE COMPANY

              STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                               DECEMBER 31, 2006

                                                       MET/AIM               JANUS
                                                 CAPITAL APPRECIATION CAPITAL APPRECIATION
                                                     SUB-ACCOUNT          SUB-ACCOUNT
                                                 -------------------- --------------------
ASSETS:
INVESTMENTS AT FAIR VALUE:
MET INVESTORS FUND-(CONTINUED)
Met/AIM Capital Appreciation Portfolio
  104,709 shares; cost $1,223,245...............   $      1,134,002    $              --
Janus Capital Appreciation Portfolio
  18,168 shares; cost $1,323,292................                 --            1,410,570
MFS Value Portfolio
  427,776 shares; cost $5,933,431...............                 --                   --
Dreman Small Cap Value Portfolio
  384,009 shares; cost $4,889,044...............                 --                   --
Pioneer Fund Portfolio
  262,441 shares; cost $3,595,376...............                 --                   --
Pioneer Mid-Cap Value Portfolio
  327,033 shares; cost $3,681,109...............                 --                   --
Pioneer Strategic Income Portfolio
  3,957,635 shares; cost $38,072,590............                 --                   --
BlackRock Large-Cap Core Portfolio
  173,918 shares; cost $1,820,703...............                 --                   --
BlackRock High Yield Portfolio
 363,952 shares; cost $3,084,150................                 --                   --
AIM VARIABLE INSURANCE FUNDS, INC. ("AIM FUND"):
AIM V.I. Core Equity Portfolio
 43,217 shares; cost $1,084,712.................                 --                   --
AIM V.I. Capital Appreciation Portfolio
 24,119 shares; cost $621,299...................                 --                   --
AIM V.I. International Growth Portfolio
 30,576 shares; cost $628,000...................                 --                   --
AIM V.I. Basic Balanced Portfolio
 81,998 shares; cost $924,491...................                 --                   --
MFS VARIABLE INSURANCE TRUST ("MFS FUND"):
MFS Research Portfolio
 15,338 shares; cost $251,463...................                 --                   --
MFS Investors Trust Portfolio
 7,876 shares; cost $137,282....................                 --                   --
MFS New Discovery Portfolio
 11,836 shares; cost $177,905...................                 --                   --
                                                   ----------------    -----------------
Total Investments...............................          1,134,002            1,410,570
Due From MetLife Investors USA Insurance Company                 --                   --
                                                   ----------------    -----------------
Total Assets....................................          1,134,002            1,410,570
LIABILITIES:
Due to MetLife Investors USA Insurance Company..               (155)                (161)
                                                   ----------------    -----------------
NET ASSETS......................................   $      1,133,847    $       1,410,409
                                                   ================    =================
Outstanding Units...............................             78,887               12,842
Unit Fair Values................................   $13.35 to $14.77    $97.82 to $120.96

  The accompanying notes are an integral part of these financial statements.

       MFS             DREMAN                              PIONEER          PIONEER          BLACKROCK
      VALUE        SMALL CAP VALUE    PIONEER FUND      MID-CAP VALUE   STRATEGIC INCOME   LARGE-CAP CORE
   SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT        SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT
----------------  ----------------  ----------------  ----------------  ----------------  ----------------
$             --  $             --  $             --  $             --  $             --  $             --
              --                --                --                --                --                --
       6,091,527                --                --                --                --                --
              --         5,287,800                --                --                --                --
              --                --         3,839,509                --                --                --
              --                --                --         3,904,773                --                --
              --                --                --                --        37,439,229                --
              --                --                --                --                --         1,947,877
              --                --                --                --                --                --
              --                --                --                --                --                --
              --                --                --                --                --                --
              --                --                --                --                --                --
              --                --                --                --                --                --
              --                --                --                --                --                --
              --                --                --                --                --                --
              --                --                --                --                --                --
----------------  ----------------  ----------------  ----------------  ----------------  ----------------
       6,091,527         5,287,800         3,839,509         3,904,773        37,439,229         1,947,877
              --                --                --                --                --                --
----------------  ----------------  ----------------  ----------------  ----------------  ----------------
       6,091,527         5,287,800         3,839,509         3,904,773        37,439,229         1,947,877
            (273)             (171)             (312)             (182)              (35)             (134)
----------------  ----------------  ----------------  ----------------  ----------------  ----------------
$      6,091,254  $      5,287,629  $      3,839,197  $      3,904,591  $     37,439,194  $      1,947,743
================  ================  ================  ================  ================  ================
         386,214           386,322           202,477           325,656         2,004,763           176,805
$15.02 to $16.20  $13.57 to $13.78  $17.53 to $19.69  $11.89 to $12.07  $17.28 to $19.22  $10.53 to $11.40

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A OF
                    METLIFE INVESTORS USA INSURANCE COMPANY

              STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                               DECEMBER 31, 2006

                                                      BLACKROCK      AIM V.I.
                                                     HIGH YIELD     CORE EQUITY
                                                     SUB-ACCOUNT    SUB-ACCOUNT
                                                  ----------------  -----------
 ASSETS:
 INVESTMENTS AT FAIR VALUE:
 MET INVESTORS FUND-(CONTINUED)
 Met/AIM Capital Appreciation Portfolio
   104,709 shares; cost $1,223,245............... $             --  $       --
 Janus Capital Appreciation Portfolio
   18,168 shares; cost $1,323,292................               --          --
 MFS Value Portfolio
   427,776 shares; cost $5,933,431...............               --          --
 Dreman Small Cap Value Portfolio
   384,009 shares; cost $4,889,044...............               --          --
 Pioneer Fund Portfolio
   262,441 shares; cost $3,595,376...............               --          --
 Pioneer Mid-Cap Value Portfolio
   327,033 shares; cost $3,681,109...............               --          --
 Pioneer Strategic Income Portfolio
   3,957,635 shares; cost $38,072,590............               --          --
 BlackRock Large-Cap Core Portfolio
   173,918 shares; cost $1,820,703...............               --          --
 BlackRock High Yield Portfolio
  363,952 shares; cost $3,084,150................        3,246,450          --
 AIM VARIABLE INSURANCE FUNDS, INC. ("AIM FUND"):
 AIM V.I. Core Equity Portfolio
  43,217 shares; cost $1,084,712.................               --   1,176,358
 AIM V.I. Capital Appreciation Portfolio
  24,119 shares; cost $621,299...................               --          --
 AIM V.I. International Growth Portfolio
  30,576 shares; cost $628,000...................               --          --
 AIM V.I. Basic Balanced Portfolio
  81,998 shares; cost $924,491...................               --          --
 MFS VARIABLE INSURANCE TRUST ("MFS FUND"):
 MFS Research Portfolio
  15,338 shares; cost $251,463...................               --          --
 MFS Investors Trust Portfolio
  7,876 shares; cost $137,282....................               --          --
 MFS New Discovery Portfolio
  11,836 shares; cost $177,905...................               --          --
                                                  ----------------  ----------
 Total Investments...............................        3,246,450   1,176,358
 Due From MetLife Investors USA Insurance Company               --          --
                                                  ----------------  ----------
 Total Assets....................................        3,246,450   1,176,358
 LIABILITIES:
 Due to MetLife Investors USA Insurance Company..              (52)         --
                                                  ----------------  ----------
 NET ASSETS...................................... $      3,246,398  $1,176,358
                                                  ================  ==========
 Outstanding Units...............................          198,218     265,665
 Unit Fair Values................................ $15.62 to $16.62  $     4.43

  The accompanying notes are an integral part of these financial statements.

      AIM V.I.             AIM V.I.          AIM V.I.        MFS           MFS            MFS
CAPITAL APPRECIATION INTERNATIONAL GROWTH BASIC BALANCED  RESEARCH   INVESTORS TRUST NEW DISCOVERY
    SUB-ACCOUNT          SUB-ACCOUNT       SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT
-------------------- -------------------- -------------- ----------- --------------- -------------

      $     --             $     --          $     --     $     --      $     --       $     --

            --                   --                --           --            --             --

            --                   --                --           --            --             --

            --                   --                --           --            --             --

            --                   --                --           --            --             --

            --                   --                --           --            --             --

            --                   --                --           --            --             --

            --                   --                --           --            --             --

            --                   --                --           --            --             --

            --                   --                --           --            --             --

       632,397                   --                --           --            --             --

            --              899,843                --           --            --             --

            --                   --           977,413           --            --             --

            --                   --                --      276,705            --             --

            --                   --                --           --       170,830             --

            --                   --                --           --            --        206,180
      --------             --------          --------     --------      --------       --------
       632,397              899,843           977,413      276,705       170,830        206,180
             1                   --                --           --             1             --
      --------             --------          --------     --------      --------       --------
       632,398              899,843           977,413      276,705       170,831        206,180
            --                   (1)               (1)          --            --             --
      --------             --------          --------     --------      --------       --------
      $632,398             $899,842          $977,412     $276,705      $170,831       $206,180
      ========             ========          ========     ========      ========       ========
       125,055              119,102           183,755       54,023        33,624         28,494
      $   5.06             $   7.56          $   5.32     $   5.12      $   5.08       $   7.24

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A OF
                    METLIFE INVESTORS USA INSURANCE COMPANY

              STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                               DECEMBER 31, 2006


                                                             OPPENHEIMER MAIN STREET OPPENHEIMER
                                                                 GROWTH & INCOME        BOND
                                                                   SUB-ACCOUNT       SUB-ACCOUNT
                                                             ----------------------- -----------
ASSETS:
INVESTMENTS AT FAIR VALUE:
OPPENHEIMER VARIABLE ACCOUNT FUNDS ("OPPENHEIMER FUND"):
Oppenheimer Main Street Growth & Income Portfolio
  12,979 shares; cost $267,087..............................        $321,623          $     --
Oppenheimer Bond Portfolio
  29,066 shares; cost $317,277..............................              --           324,377
Oppenheimer Strategic Bond Portfolio
  9,756 shares; cost $46,259................................              --                --
Oppenheimer Main Street Small-Cap Growth Portfolio
  9,786 shares; cost $128,150...............................              --                --
Oppenheimer Money Portfolio
  187,426 shares; cost $187,426.............................              --                --
FIDELITY VARIABLE INSURANCE PRODUCTS FUND ("FIDELITY FUND"):
Fidelity Asset Manager Portfolio
  8,952,514 shares; cost $141,139,012.......................              --                --
Fidelity Growth Portfolio
  5,990,122 shares; cost $226,828,780.......................              --                --
Fidelity Contrafund Portfolio
  10,754,221 shares; cost $243,589,087......................              --                --
Fidelity Overseas Portfolio
  469,727 shares; cost $8,733,560...........................              --                --
Fidelity Equity-Income Portfolio
  679,763 shares; cost $16,039,746..........................              --                --
Fidelity Index 500 Portfolio
  841,576 shares; cost $107,240,759.........................              --                --
Fidelity Money Market Portfolio
  35,607,272 shares; cost $35,607,272.......................              --                --
Fidelity Mid-Cap Portfolio
  413,016 shares; cost $13,494,350..........................              --                --
DWS VARIABLE SERIES II: ("DWS FUND")
DWS International Portfolio
  2,627,448 shares; cost $28,004,465........................              --                --
                                                                    --------          --------
Total Investments...........................................         321,623           324,377
Due From MetLife Investors USA Insurance Company............              --                --
                                                                    --------          --------
Total Assets................................................         321,623           324,377
LIABILITIES:
Due to MetLife Investors USA Insurance Company..............              --                --
                                                                    --------          --------
NET ASSETS..................................................        $321,623          $324,377
                                                                    ========          ========
Outstanding Units...........................................          59,121            47,067
Unit Fair Values............................................        $   5.44          $   6.89

  The accompanying notes are an integral part of these financial statements.

 OPPENHEIMER   OPPENHEIMER MAIN STREET OPPENHEIMER  FIDELITY ASSET      FIDELITY          FIDELITY
STRATEGIC BOND    SMALL-CAP GROWTH        MONEY        MANAGER           GROWTH          CONTRAFUND
 SUB-ACCOUNT         SUB-ACCOUNT       SUB-ACCOUNT   SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
-------------- ----------------------- ----------- ----------------  ---------------- ----------------
   $    --            $     --          $     --   $             --  $             -- $             --
        --                  --                --                 --                --               --
    51,318                  --                --                 --                --               --
        --             187,407                --                 --                --               --
        --                  --           187,426                 --                --               --
        --                  --                --        140,644,003                --               --
        --                  --                --                 --       214,865,660               --
        --                  --                --                 --                --      338,418,320
        --                  --                --                 --                --               --
        --                  --                --                 --                --               --
        --                  --                --                 --                --               --
        --                  --                --                 --                --               --
        --                  --                --                 --                --               --
        --                  --                --                 --                --               --
   -------            --------          --------   ----------------  ---------------- ----------------
    51,318             187,407           187,426        140,644,003       214,865,660      338,418,320
        --                  --               351                 --                 3               --
   -------            --------          --------   ----------------  ---------------- ----------------
    51,318             187,407           187,777        140,644,003       214,865,663      338,418,320
        --                  (2)               --                 (1)               --             (153)
   -------            --------          --------   ----------------  ---------------- ----------------
   $51,318            $187,405          $187,777   $    140,644,002  $    214,865,663 $    338,418,167
   =======            ========          ========   ================  ================ ================
     6,741              17,793            33,346         13,137,764        16,167,140       17,625,464
   $  7.61            $  10.53          $   5.63   $10.62 to $10.85  $13.24 to $13.40 $10.73 to $40.96

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A OF
                    METLIFE INVESTORS USA INSURANCE COMPANY

              STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                               DECEMBER 31, 2006

                                                                FIDELITY        FIDELITY
                                                                OVERSEAS      EQUITY-INCOME
                                                               SUB-ACCOUNT     SUB-ACCOUNT
                                                             ---------------- -------------
ASSETS:
INVESTMENTS AT FAIR VALUE:
OPPENHEIMER VARIABLE ACCOUNT FUNDS ("OPPENHEIMER FUND"):
Oppenheimer Main Street Growth & Income Portfolio
  12,979 shares; cost $267,087.............................. $             --  $        --
Oppenheimer Bond Portfolio
  29,066 shares; cost $317,277..............................               --           --
Oppenheimer Strategic Bond Portfolio
  9,756 shares; cost $46,259................................               --           --
Oppenheimer Main Street Small-Cap Growth Portfolio
  9,786 shares; cost $128,150...............................               --           --
Oppenheimer Money Portfolio
  187,426 shares; cost $187,426.............................               --           --
FIDELITY VARIABLE INSURANCE PRODUCTS FUND ("FIDELITY FUND"):
Fidelity Asset Manager Portfolio
  8,952,514 shares; cost $141,139,012.......................               --           --
Fidelity Growth Portfolio
  5,990,122 shares; cost $226,828,780.......................               --           --
Fidelity Contrafund Portfolio
  10,754,221 shares; cost $243,589,087......................               --           --
Fidelity Overseas Portfolio
  469,727 shares; cost $8,733,560...........................       11,259,343           --
Fidelity Equity-Income Portfolio
  679,763 shares; cost $16,039,746..........................               --   17,809,781
Fidelity Index 500 Portfolio
  841,576 shares; cost $107,240,759.........................               --           --
Fidelity Money Market Portfolio
  35,607,272 shares; cost $35,607,272.......................               --           --
Fidelity Mid-Cap Portfolio
  413,016 shares; cost $13,494,350..........................               --           --
DWS VARIABLE SERIES II: ("DWS FUND")
DWS International Portfolio
  2,627,448 shares; cost $28,004,465........................               --           --
                                                             ----------------  -----------
Total Investments...........................................       11,259,343   17,809,781
Due From MetLife Investors USA Insurance Company............                2            1
                                                             ----------------  -----------
Total Assets................................................       11,259,345   17,809,782
LIABILITIES:
Due to MetLife Investors USA Insurance Company..............               --           --
                                                             ----------------  -----------
NET ASSETS.................................................. $     11,259,345  $17,809,782
                                                             ================  ===========
Outstanding Units...........................................          951,985    1,227,074
Unit Fair Values............................................ $10.93 to $12.59  $     14.51

  The accompanying notes are an integral part of these financial statements.

         FIDELITY         FIDELITY        FIDELITY             DWS
         INDEX 500      MONEY MARKET       MID CAP        INTERNATIONAL
        SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT
      ---------------- -------------- ----------------  ----------------
      $             -- $           -- $             --  $             --
                    --             --               --                --
                    --             --               --                --
                    --             --               --                --
                    --             --               --                --
                    --             --               --                --
                    --             --               --                --
                    --             --               --                --
                    --             --               --                --
                    --             --               --                --
           135,796,689             --               --                --
                    --     35,607,272               --                --
                    --             --       14,145,812                --
                    --             --               --        35,260,354
      ---------------- -------------- ----------------  ----------------
           135,796,689     35,607,272       14,145,812        35,260,354
                     1             27               --                --
      ---------------- -------------- ----------------  ----------------
           135,796,690     35,607,299       14,145,812        35,260,354
                    --             --              (19)               (1)
      ---------------- -------------- ----------------  ----------------
      $    135,796,690 $   35,607,299 $     14,145,793  $     35,260,353
      ================ ============== ================  ================
             8,294,641      4,981,073          398,050         3,170,743
      $16.29 to $16.69 $7.08 to $7.54 $34.80 to $35.93  $11.07 to $11.12

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A OF
                    METLIFE INVESTORS USA INSURANCE COMPANY

              STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                               DECEMBER 31, 2006

                                                        FI MID CAP            FI
                                                       OPPORTUNITIES       LARGE CAP
                                                        SUB-ACCOUNT       SUB-ACCOUNT
                                                      ---------------  ----------------
ASSETS:
INVESTMENTS AT FAIR VALUE:
METROPOLITAN SERIES FUND, INC. ("METROPOLITAN FUND"):
FI Mid Cap Opportunities Portfolio
 269,212 shares; cost $4,488,202..................... $     5,260,410  $             --
FI Large Cap Portfolio
 151,208 shares; cost $2,153,770.....................              --         2,286,270
FI Value Leaders Portfolio
 12,803 shares; cost $2,518,507......................              --                --
Russell 2000 Index Portfolio
 524,738 shares; cost $7,474,342.....................              --                --
FI International Stock Portfolio
 210,750 shares; cost $2,886,429.....................              --                --
MetLife Stock Index Portfolio
 8,792,846 shares; cost $249,660,720.................              --                --
BlackRock Legacy Large-Cap Growth Portfolio
 23,867 shares; cost $515,494........................              --                --
BlackRock Strategic Value Class Portfolio
 750,028 shares; cost $12,980,830....................              --                --
BlackRock Bond Income Class Portfolio
 110,108 shares; cost $11,721,442                                  --                --
BlackRock Large-Cap Value Class Portfolio
  164,067 shares; cost $2,051,342....................              --                --
Lehman Brothers Aggregate Bond Index Portfolio
  428,451 shares; cost $4,594,613....................              --                --
Harris Oakmark Large Cap Value Portfolio
  414,448 shares; cost $5,375,402....................              --                --
Morgan Stanley EAFE Index Portfolio
  900,721 shares; cost $10,928,371...................              --                --
MFS Total Return Portfolio
  186,448 shares; cost $27,074,040...................              --                --
MetLife Mid-Cap Stock Index Portfolio
  819,135 shares; cost $11,032,503...................              --                --
Davis Venture Value Portfolio
  18,103,693 shares; cost $471,520,731...............              --                --
                                                      ---------------  ----------------
Total Investments....................................       5,260,410         2,286,270
Due From MetLife Investors USA Insurance Company.....              --                --
                                                      ---------------  ----------------
Total Assets.........................................       5,260,410         2,286,270
LIABILITIES:
Due to MetLife Investors USA Insurance Company.......              (3)             (225)
                                                      ---------------  ----------------
NET ASSETS........................................... $     5,260,407  $      2,286,045
                                                      ===============  ================
Outstanding Units....................................         566,610           134,065
Unit Fair Values..................................... $2.58 to $22.27  $16.16 to $17.74

  The accompanying notes are an integral part of these financial statements.

       FI             RUSSELL             FI               METLIFE             BLACKROCK            BLACKROCK
  VALUE LEADERS     2000 INDEX    INTERNATIONAL STOCK    STOCK INDEX    LEGACY LARGE-CAP GROWTH  STRATEGIC VALUE
   SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
----------------  --------------- ------------------- ----------------  ----------------------- ----------------

$             --  $            --   $            --   $             --     $             --     $             --

              --               --                --                 --                   --                   --

       2,662,309               --                --                 --                   --                   --

              --        8,227,895                --                 --                   --                   --

              --               --         3,233,037                 --                   --                   --

              --               --                --        313,093,674                   --                   --

              --               --                --                 --              538,658                   --

              --               --                --                 --                   --           13,305,492

              --               --                --                 --                   --                   --
              --               --                --                 --                   --                   --
              --               --                --                 --                   --                   --
              --               --                --                 --                   --                   --
              --               --                --                 --                   --                   --
              --               --                --                 --                   --                   --
              --               --                --                 --                   --                   --
              --               --                --                 --                   --                   --
----------------  ---------------   ---------------   ----------------     ----------------     ----------------
       2,662,309        8,227,895         3,233,037        313,093,674              538,658           13,305,492
              --               --                --                 --                   --                   --
----------------  ---------------   ---------------   ----------------     ----------------     ----------------
       2,662,309        8,227,895         3,233,037        313,093,674              538,658           13,305,492
            (222)              --              (116)              (143)                  (2)                  (2)
----------------  ---------------   ---------------   ----------------     ----------------     ----------------
$      2,662,087  $     8,227,895   $     3,232,921   $    313,093,531     $        538,656     $     13,305,490
================  ===============   ===============   ================     ================     ================
         126,575          490,302           262,656         19,358,596               19,004              613,247
$19.83 to $21.76  $7.17 to $19.71   $5.57 to $19.34   $12.71 to $49.42     $28.33 to $29.96     $21.69 to $22.35

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A OF
                    METLIFE INVESTORS USA INSURANCE COMPANY

              STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                               DECEMBER 31, 2006

                                                         BLACKROCK        BLACKROCK
                                                        BOND INCOME    LARGE-CAP VALUE
                                                        SUB-ACCOUNT      SUB-ACCOUNT
                                                     ----------------  ----------------
ASSETS:
INVESTMENTS AT FAIR VALUE:
METROPOLITAN SERIES FUND, INC. ("METROPOLITAN FUND")
FI Mid Cap Opportunities Portfolio
 269,212 shares; cost $4,488,202.................... $             --  $             --
FI Large Cap Portfolio
 151,208 shares; cost $2,153,770....................               --                --
FI Value Leaders Portfolio
 12,803 shares; cost $2,518,507.....................               --                --
Russell 2000 Index Portfolio
 524,738 shares; cost $7,474,342....................               --                --
FI International Stock Portfolio
 210,750 shares; cost $2,886,429....................               --                --
MetLife Stock Index Portfolio
 8,792,846 shares; cost $249,660,720................               --                --
BlackRock Legacy Large-Cap Growth Portfolio
 23,867 shares; cost $515,494.......................               --                --
BlackRock Strategic Value Class Portfolio
 750,028 shares; cost $12,980,830...................               --                --
BlackRock Bond Income Class Portfolio
  110,108 shares; cost $11,721,442..................       11,911,611                --
BlackRock Large-Cap Value Class Portfolio
  164,067 shares; cost $2,051,342...................               --         2,265,769
Lehman Brothers Aggregate Bond Index Portfolio
  428,451 shares; cost $4,594,613...................               --                --
Harris Oakmark Large Cap Value Portfolio
  414,448 shares; cost $5,375,402...................               --                --
Morgan Stanley EAFE Index Portfolio
  900,721 shares; cost $10,928,371..................               --                --
MFS Total Return Portfolio
  186,448 shares; cost $27,074,040..................               --                --
MetLife Mid-Cap Stock Index Portfolio
  819,135 shares; cost $11,032,503..................               --                --
Davis Venture Value Portfolio
  18,103,693 shares; cost $471,520,731..............               --                --
                                                     ----------------  ----------------
Total Investments...................................       11,911,611         2,265,769
Due From MetLife Investors USA Insurance Company....               --                 1
                                                     ----------------  ----------------
Total Assets........................................       11,911,611         2,265,770
LIABILITIES:
Due to MetLife Investors USA Insurance Company......             (239)               --
                                                     ----------------  ----------------
NET ASSETS.......................................... $     11,911,372  $      2,265,770
                                                     ================  ================
Outstanding Units...................................          261,942           154,904
Unit Fair Values.................................... $38.47 to $55.36  $14.62 to $14.94

  The accompanying notes are an integral part of these financial statements.

  LEHMAN BROTHERS     HARRIS OAKMARK    MORGAN STANLEY                          METLIFE             DAVIS
AGGREGATE BOND INDEX  LARGE CAP VALUE     EAFE INDEX    MFS TOTAL RETURN  MID CAP STOCK INDEX   VENTURE VALUE
    SUB-ACCOUNT         SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT
-------------------- ----------------  ---------------- ----------------  ------------------- ----------------

  $             --   $             --  $             -- $             --   $             --   $             --

                --                 --                --               --                 --                 --

                --                 --                --               --                 --                 --

                --                 --                --               --                 --                 --

                --                 --                --               --                 --                 --

                --                 --                --               --                 --                 --

                --                 --                --               --                 --                 --

                --                 --                --               --                 --                 --
                --                 --                --               --                 --                 --
                --                 --                --               --                 --                 --
         4,610,138                 --                --               --                 --                 --
                --          6,357,637                --               --                 --                 --
                --                 --        14,411,541               --                 --                 --
                --                 --                --       29,037,549                 --                 --
                --                 --                --               --         11,992,134                 --
                --                 --                --               --                 --        632,598,828
  ----------------   ----------------  ---------------- ----------------   ----------------   ----------------
         4,610,138          6,357,637        14,411,541       29,037,549         11,992,134        632,598,828
                --                 --                 1               --                 --                 --
  ----------------   ----------------  ---------------- ----------------   ----------------   ----------------
         4,610,138          6,357,637        14,411,542       29,037,549         11,992,134        632,598,828
                (1)                (1)               --             (117)                --                (99)
  ----------------   ----------------  ---------------- ----------------   ----------------   ----------------
  $      4,610,137   $      6,357,636  $     14,411,542 $     29,037,432   $     11,992,134   $    632,598,729
  ================   ================  ================ ================   ================   ================
           340,120            420,888           910,003          647,027            751,885         43,433,483
  $13.55 to $14.07   $15.10 to $15.68  $15.83 to $16.43 $38.20 to $52.44   $15.93 to $16.42   $13.94 to $41.19

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A OF
                    METLIFE INVESTORS USA INSURANCE COMPANY

              STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                               DECEMBER 31, 2006


                                                       HARRIS OAKMARK      JENNISON
                                                       FOCUSED VALUE        GROWTH
                                                        SUB-ACCOUNT       SUB-ACCOUNT
                                                      ----------------  ---------------
ASSETS:
INVESTMENTS AT FAIR VALUE:
METROPOLITAN FUND-(CONTINUED)
Harris Oakmark Focused Value Portfolio
  1,522,174 shares; cost $332,895,471................ $    402,048,714  $            --
Jennison Growth Portfolio
  14,421,921 shares; cost $148,285,316...............               --      182,151,122
BlackRock Money Market Portfolio
  1,875,778 shares; cost $187,577,653................               --               --
T. Rowe Price Small-Cap Growth Portfolio
  70,963 shares; cost $1,047,611.....................               --               --
Western Asset Management U.S. Government Portfolio
  1,960,558 shares; cost $23,534,833.................               --               --
Oppenheimer Global Equity Portfolio
  219,738 shares; cost $3,375,726....................               --               --
MetLife Aggressive Allocation Portfolio
  103,581 shares; cost $1,185,708....................               --               --
MetLife Conservative Allocation Portfolio
  198,131 shares; cost $2,002,412....................               --               --
MetLife Conservative to Moderate Portfolio
  277,709 shares; cost $2,870,094....................               --               --
MetLife Moderate Allocation Portfolio
  1,582,979 shares; cost $17,083,414.................               --               --
MetLife Moderate to Aggressive Allocation Portfolio
  1,878,246 shares; cost $21,032,411.................               --               --
VAN KAMPEN LIFE INVESTMENT TRUST ("VAN KAMPEN FUND"):
Van Kampen Strategic Growth Portfolio
  173,837 shares; cost $4,846,649....................               --               --
Van Kampen Enterprise Portfolio
  10,015 shares; cost $149,642.......................               --               --
Van Kampen Growth and Income Portfolio
  926,708 shares; cost $18,651,955...................               --               --
Van Kampen Comstock Portfolio
  2,263,617 shares; cost $30,702,343.................               --               --
                                                      ----------------  ---------------
Total Investments....................................      402,048,714      182,151,122
Due From MetLife Investors USA Insurance Company.....               --               --
                                                      ----------------  ---------------
Total Assets.........................................      402,048,714      182,151,122
LIABILITIES:
Due to MetLife Investors USA Insurance Company.......              (89)            (120)
                                                      ----------------  ---------------
NET ASSETS........................................... $    402,048,625  $   182,151,002
                                                      ================  ===============
Outstanding Units....................................       21,686,262       15,655,366
Unit Fair Values..................................... $17.28 to $43.74  $2.45 to $11.92

  The accompanying notes are an integral part of these financial statements.

  BLACKROCK      T. ROWE PRICE   WESTERN ASSET MANAGEMENT    OPPENHEIMER           METLIFE                METLIFE
 MONEY MARKET   SMALL-CAP GROWTH     U.S. GOVERNMENT        GLOBAL EQUITY   AGGRESSIVE ALLOCATION CONSERVATIVE ALLOCATION
 SUB-ACCOUNT      SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT            SUB-ACCOUNT
--------------- ---------------- ------------------------ ----------------  --------------------- -----------------------
$            -- $             --     $             --     $             --    $             --       $             --
             --               --                   --                   --                  --                     --
    187,577,717               --                   --                   --                  --                     --
             --        1,115,537                   --                   --                  --                     --
             --               --           24,039,824                   --                  --                     --
             --               --                   --            3,691,591                  --                     --
             --               --                   --                   --           1,267,828                     --
             --               --                   --                   --                  --              2,088,304
             --               --                   --                   --                  --                     --
             --               --                   --                   --                  --                     --
             --               --                   --                   --                  --                     --
             --               --                   --                   --                  --                     --
             --               --                   --                   --                  --                     --
             --               --                   --                   --                  --                     --
             --               --                   --                   --                  --                     --
--------------- ----------------     ----------------     ----------------    ----------------       ----------------
    187,577,717        1,115,537           24,039,824            3,691,591           1,267,828              2,088,304
            203                2                   --                   --                  --                     --
                ----------------     ----------------     ----------------    ----------------       ----------------
--------------- ----------------     ----------------     ----------------    ----------------       ----------------
    187,577,920        1,115,539           24,039,824            3,691,591           1,267,828              2,088,304
             --               --                 (401)                 (89)               (139)                  (159)
                ----------------     ----------------     ----------------    ----------------       ----------------
--------------- ----------------     ----------------     ----------------    ----------------       ----------------
$   187,577,920 $      1,115,539     $     24,039,423     $      3,691,502    $      1,267,689       $      2,088,145
=============== ================     ================     ================    ================       ================
     18,324,659           73,595            1,527,142              195,337             101,305                194,471
$9.91 to $24.22 $15.00 to $16.94     $14.41 to $16.38     $18.38 to $19.12    $12.39 to $12.57       $10.65 to $10.81

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A OF
                    METLIFE INVESTORS USA INSURANCE COMPANY

              STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                               DECEMBER 31, 2006

                                                                    METLIFE                     METLIFE
                                                      CONSERVATIVE TO MODERATE ALLOCATION MODERATE ALLOCATION
                                                                  SUB-ACCOUNT                 SUB-ACCOUNT
                                                      ----------------------------------- -------------------
ASSETS:
INVESTMENTS AT FAIR VALUE:
METROPOLITAN FUND-(CONTINUED)
Harris Oakmark Focused Value Portfolio
  1,522,174 shares; cost $332,895,471................          $             --            $             --
Jennison Growth Portfolio
  14,421,921 shares; cost $148,285,316...............                        --                          --
BlackRock Money Market Portfolio
  1,875,778 shares; cost $187,577,653................                        --                          --
T. Rowe Price Small-Cap Growth Portfolio
  70,963 shares; cost $1,047,611.....................                        --                          --
Western Asset Management U.S. Government Portfolio
  1,960,558 shares; cost $23,534,833.................                        --                          --
Oppenheimer Global Equity Portfolio
  219,738 shares; cost $3,375,726....................                        --                          --
MetLife Aggressive Allocation Portfolio
  103,581 shares; cost $1,185,708....................                        --                          --
MetLife Conservative Allocation Portfolio
  198,131 shares; cost $2,002,412....................                        --                          --
MetLife Conservative to Moderate Portfolio
  277,709 shares; cost $2,870,094....................                 3,060,349                          --
MetLife Moderate Allocation Portfolio
  1,582,979 shares; cost $17,083,414.................                        --                  18,172,602
MetLife Moderate to Aggressive Allocation Portfolio
  1,878,246 shares; cost $21,032,411.................                        --                          --
VAN KAMPEN LIFE INVESTMENT TRUST ("VAN KAMPEN FUND"):
Van Kampen Strategic Growth Portfolio
  173,837 shares; cost $4,846,649....................                        --                          --
Van Kampen Enterprise Portfolio
  10,015 shares; cost $149,642.......................                        --                          --
Van Kampen Growth and Income Portfolio
  926,708 shares; cost $18,651,955...................                        --                          --
Van Kampen Comstock Portfolio
  2,263,617 shares; cost $30,702,343.................                        --                          --
                                                               ----------------            ----------------
Total Investments....................................                 3,060,349                  18,172,602
Due From MetLife Investors USA Insurance Company.....                        --                          --
                                                               ----------------            ----------------
Total Assets.........................................                 3,060,349                  18,172,602
LIABILITIES:
Due to MetLife Investors USA Insurance Company.......                      (153)                        (69)
                                                               ----------------            ----------------
NET ASSETS...........................................          $      3,060,196            $     18,172,533
                                                               ================            ================
Outstanding Units....................................                   273,176                   1,554,946
Unit Fair Values.....................................          $11.10 to $11.26            $11.58 to $11.75

  The accompanying notes are an integral part of these financial statements.

             METLIFE                 VAN KAMPEN    VAN KAMPEN     VAN KAMPEN        VAN KAMPEN
MODERATE TO AGGRESSIVE ALLOCATION STRATEGIC GROWTH ENTERPRISE  GROWTH AND INCOME     COMSTOCK
           SUB-ACCOUNT              SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT       SUB-ACCOUNT
--------------------------------- ---------------- ----------- ----------------- ----------------
        $             --           $           --   $     --    $            --  $             --
                      --                       --         --                 --                --
                      --                       --         --                 --                --
                      --                       --         --                 --                --
                      --                       --         --                 --                --
                      --                       --         --                 --                --
                      --                       --         --                 --                --
                      --                       --         --                 --                --
                      --                       --         --                 --                --
                      --                       --         --                 --                --
              22,426,253                       --         --                 --                --
                      --                4,964,853         --                 --                --
                      --                       --    155,620                 --                --
                      --                       --         --         20,351,040                --
                      --                       --         --                 --        33,275,165
        ----------------           --------------   --------    ---------------  ----------------
              22,426,253                4,964,853    155,620         20,351,040        33,275,165
                      --                        1        307                 --                --
        ----------------           --------------   --------    ---------------  ----------------
              22,426,253                4,964,854    155,620         20,351,040        33,275,165
                    (113)                    (203)        --                 --                (1)
        ----------------           --------------   --------    ---------------  ----------------
        $     22,426,140           $    4,964,651   $155,927    $    20,351,040  $     33,275,164
        ================           ==============   ========    ===============  ================
               1,876,875                1,033,865     39,881          1,465,291         2,167,418
        $11.84 to $12.01           $4.59 to $4.87   $   3.91    $7.17 to $14.19  $15.09 to $15.48

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A OF
                    METLIFE INVESTORS USA INSURANCE COMPANY

              STATEMENT OF ASSETS AND LIABILITIES -- (CONTINUED)
                               DECEMBER 31, 2006

                                                                            FEDERATED      FEDERATED
                                                                          EQUITY INCOME HIGH INCOME BOND
                                                                           SUB-ACCOUNT    SUB-ACCOUNT
                                                                          ------------- ----------------
ASSETS:
INVESTMENTS AT FAIR VALUE:
FEDERATED INVESTORS INSURANCE COMPANY ("FEDERATED FUND"):
Federated Equity Income Portfolio
 5,933 shares; cost $75,771..............................................    $96,943        $     --
Federated High Income Bond Portfolio
 16,905 shares; cost $130,755............................................         --         132,704
Federated Growth Strategies Portfolio
 7,389 shares; cost $207,083.............................................         --              --
NEUBERGER BERMAN ("NEUBERGER FUND"):
Neuberger Genesis Portfolio
 276 shares; cost $8,679.................................................         --              --
THE ALGER AMERICAN FUND ("ALGER FUND"):
Alger American Small-Capitalization Portfolio
 2,610,095 shares; cost $76,419,808......................................         --              --
T. ROWE PRICE FUNDS ("T. ROWE FUND"):
T. Rowe Price Growth Portfolio
 328,981 shares; cost $9,045,316.........................................         --              --
T. Rowe Price International Portfolio
 79,277 shares; cost $1,090,391..........................................         --              --
T. Rowe Price Prime Reserve Portfolio
 1,519,150 shares; cost $1,519,151.......................................         --              --
JANUS CAPITAL FUNDS CORP. ("JANUS FUND"):
Janus Aspen Worldwide Growth Portfolio
 304 shares; cost $7,096.................................................         --              --
AMERICAN FUNDS INSURANCE SERIES ("AMERICAN FUND"):
American Funds Global Small-Capitalization Portfolio
 802,656 shares; cost $15,885,453........................................         --              --
American Funds Growth Portfolio
 1,740,066 shares; cost $99,864,698......................................         --              --
American Funds Growth and Income Portfolio
 1,809,532 shares; cost $69,531,613......................................         --              --
American Funds Global Growth Portfolio
 1,483,077 shares; cost $31,490,462......................................         --              --
ALLIANCE VARIABLE PRODUCT SERIES FUND, INC. ("ALLIANCE FUNDS"):
AllianceBernstein Large-Cap Growth Portfolio
 25,247 shares; cost $627,823............................................         --              --
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST ("TEMPLETON FUNDS"):
Templeton Developing Markets Portfolio
 810,656 shares; cost $9,741,807.........................................         --              --
Templeton Foreign Securities Portfolio
 1,289,426 shares; cost $21,783,205......................................         --              --
Templeton Growth Securities Portfolio
 953,110 shares; cost $14,073,119........................................         --              --
Franklin Mutual Shares Securities Portfolio
 1,442,635 shares; cost $27,675,118......................................         --              --
Franklin Income Securities Portfolio
 1,660,193 shares; cost $27,242,961......................................         --              --
THE UNIVERSAL INSTITUTIONAL FUNDS, INC: ("UIF FUND")
Van Kampen UIF Equity and Income Portfolio
 4,592,104 shares; cost $64,805,614......................................         --              --
Van Kampen UIF U.S. Real Estate Portfolio
 947,079 shares; cost $25,052,712........................................         --              --
PIONEER VARIABLE CONTRACTS TRUST: ("PIONEER FUND")
Pioneer VCT Mid-Cap Value Portfolio
 406,082 shares; cost $8,340,978.........................................         --              --
                                                                             -------        --------
Total Investments........................................................     96,943         132,704
Due From MetLife Investors USA Insurance Company.........................         --              --
                                                                             -------        --------
Total Assets.............................................................     96,943         132,704
LIABILITIES:
Due to MetLife Investors USA Insurance Company...........................         (1)             (1)
                                                                             -------        --------
NET ASSETS...............................................................    $96,942        $132,703
                                                                             =======        ========
Outstanding Units........................................................     17,127          20,273
Unit Fair Values.........................................................    $  5.66        $   6.55

  The accompanying notes are an integral part of these financial statements.

    FEDERATED      NEUBERGER     ALGER AMERICAN    T. ROWE PRICE T. ROWE PRICE T. ROWE PRICE
GROWTH STRATEGIES   GENESIS   SMALL-CAPITALIZATION    GROWTH     INTERNATIONAL PRIME RESERVE
   SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT       SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
----------------- ----------- -------------------- ------------- ------------- -------------
    $     --        $    --      $           --     $        --   $       --    $       --
          --             --                  --              --           --            --
     189,447             --                  --              --           --            --
          --         13,131                  --              --           --            --
          --             --          74,178,888              --           --            --
          --             --                  --      10,405,666           --            --
          --             --                  --              --    1,334,230            --
          --             --                  --              --           --     1,519,151
          --             --                  --              --           --            --
          --             --                  --              --           --            --
          --             --                  --              --           --            --
          --             --                  --              --           --            --
          --             --                  --              --           --            --
          --             --                  --              --           --            --
          --             --                  --              --           --            --
          --             --                  --              --           --            --
          --             --                  --              --           --            --
          --             --                  --              --           --            --
          --             --                  --              --           --            --
          --             --                  --              --           --            --
          --             --                  --              --           --            --
          --             --                  --              --           --            --
    --------        -------      --------------     -----------   ----------    ----------
     189,447         13,131          74,178,888      10,405,666    1,334,230     1,519,151
          --             36                   1               1           --             4
    --------        -------      --------------     -----------   ----------    ----------
     189,447         13,167          74,178,889      10,405,667    1,334,230     1,519,155
          (5)            --                  --              --           --            --
    --------        -------      --------------     -----------   ----------    ----------
    $189,442        $13,167      $   74,178,889     $10,405,667   $1,334,230    $1,519,155
    ========        =======      ==============     ===========   ==========    ==========
      32,906          1,051           7,749,990         128,359       96,658        87,463
    $   5.76        $ 12.53      $9.53 to $9.61     $     81.07   $    13.80    $    17.37

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A OF
                    METLIFE INVESTORS USA INSURANCE COMPANY

              STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                               DECEMBER 31, 2006

                                                                            JANUS ASPEN          AMERICAN FUNDS
                                                                          WORLDWIDE GROWTH GLOBAL SMALL CAPITALIZATION
                                                                            SUB-ACCOUNT            SUB-ACCOUNT
                                                                          ---------------- ---------------------------
ASSETS:
INVESTMENTS AT FAIR VALUE:
FEDERATED INVESTORS INSURANCE COMPANY ("FEDERATED FUND"):
Federated Equity Income Portfolio
 5,933 shares; cost $75,771..............................................      $   --           $             --
Federated High Income Bond Portfolio
 16,905 shares; cost $130,755............................................          --                         --
Federated Growth Strategies Portfolio
 7,389 shares; cost $207,083.............................................          --                         --
NEUBERGER BERMAN ("NEUBERGER FUND"):
Neuberger Genesis Portfolio
 276 shares; cost $8,679.................................................          --                         --
THE ALGER AMERICAN FUND ("ALGER FUND"):
Alger American Small-Capitalization Portfolio
 2,610,095 shares; cost $76,419,808......................................          --                         --
T. ROWE PRICE FUNDS ("T. ROWE FUND"):
T. Rowe Price Growth Portfolio
 328,981 shares; cost $9,045,316.........................................          --                         --
T. Rowe Price International Portfolio
 79,277 shares; cost $1,090,391..........................................          --                         --
T. Rowe Price Prime Reserve Portfolio
 1,519,150 shares; cost $1,519,151.......................................          --                         --
JANUS CAPITAL FUNDS CORP. ("JANUS FUND"):
Janus Aspen Worldwide Growth Portfolio
 304 shares; cost $7,096.................................................       9,874                         --
AMERICAN FUNDS INSURANCE SERIES ("AMERICAN FUND"):
American Funds Global Small-Capitalization Portfolio
 802,656 shares; cost $15,885,453........................................          --                 19,777,453
American Funds Growth Portfolio
 1,740,066 shares; cost $99,864,698......................................          --                         --
American Funds Growth and Income Portfolio
 1,809,532 shares; cost $69,531,613......................................          --                         --
American Funds Global Growth Portfolio
 1,483,077 shares; cost $31,490,462......................................          --                         --
ALLIANCE VARIABLE PRODUCT SERIES FUND, INC. ("ALLIANCE FUNDS"):
AllianceBernstein Large-Cap Growth Portfolio
 25,247 shares; cost $627,823............................................          --                         --
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST ("TEMPLETON FUNDS"):
Templeton Developing Markets Portfolio
 810,656 shares; cost $9,741,807.........................................          --                         --
Templeton Foreign Securities Portfolio
 1,289,426 shares; cost $21,783,205......................................          --                         --
Templeton Growth Securities Portfolio
 953,110 shares; cost $14,073,119........................................          --                         --
Franklin Mutual Shares Securities Portfolio
 1,442,635 shares; cost $27,675,118......................................          --                         --
Franklin Income Securities Portfolio
 1,660,193 shares; cost $27,242,961......................................          --                         --
THE UNIVERSAL INSTITUTIONAL FUNDS, INC: ("UIF FUND")
Van Kampen UIF Equity and Income Portfolio
 4,592,104 shares; cost $64,805,614......................................          --                         --
Van Kampen UIF U.S. Real Estate Portfolio
 947,079 shares; cost $25,052,712........................................          --                         --
PIONEER VARIABLE CONTRACTS TRUST: ("PIONEER FUND")
Pioneer VCT Mid-Cap Value Portfolio
 406,082 shares; cost $8,340,978.........................................          --                         --
                                                                               ------           ----------------
Total Investments........................................................       9,874                 19,777,453
Due From MetLife Investors USA Insurance Company.........................          --                         --
                                                                               ------           ----------------
Total Assets.............................................................       9,874                 19,777,453
LIABILITIES:
Due to MetLife Investors USA Insurance Company...........................          (1)                        --
                                                                               ------           ----------------
NET ASSETS...............................................................      $9,873           $     19,777,453
                                                                               ======           ================
Outstanding Units........................................................       1,276                    666,735
Unit Fair Values.........................................................      $ 7.73           $29.64 to $30.85

  The accompanying notes are an integral part of these financial statements.

  AMERICAN FUNDS     AMERICAN FUNDS     AMERICAN FUNDS   ALLIANCEBERNSTEIN     TEMPLETON          TEMPLETON
      GROWTH        GROWTH AND INCOME   GLOBAL GROWTH    LARGE CAP GROWTH  DEVELOPING MARKETS FOREIGN SECURITIES
   SUB-ACCOUNT         SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT
------------------  -----------------  ----------------  ----------------- ------------------ ------------------
$               --  $              --  $             --  $             --   $             --   $             --
                --                 --                --                --                 --                 --
                --                 --                --                --                 --                 --
                --                 --                --                --                 --                 --
                --                 --                --                --                 --                 --
                --                 --                --                --                 --                 --
                --                 --                --                --                 --                 --
                --                 --                --                --                 --                 --
                --                 --                --                --                 --                 --
                --                 --                --                --                 --                 --
       111,503,456                 --                --                --                 --                 --
                --         76,344,178                --                --                 --                 --
                --                 --        34,540,865                --                 --                 --
                --                 --                --           665,774                 --                 --
                --                 --                --                --         11,178,948                 --
                --                 --                --                --                 --         24,138,061
                --                 --                --                --                 --                 --
                --                 --                --                --                 --                 --
                --                 --                --                --                 --                 --
                --                 --                --                --                 --                 --
                --                 --                --                --                 --                 --
                --                 --                --                --                 --                 --
------------------  -----------------  ----------------  ----------------   ----------------   ----------------
       111,503,456         76,344,178        34,540,865           665,774         11,178,948         24,138,061
                --                 --                --                --                 --                 --
------------------  -----------------  ----------------  ----------------   ----------------   ----------------
       111,503,456         76,344,178        34,540,865           665,774         11,178,948         24,138,061
               (86)              (113)             (197)             (117)              (236)              (252)
------------------  -----------------  ----------------  ----------------   ----------------   ----------------
$      111,503,370  $      76,344,065  $     34,540,668  $        665,657   $     11,178,712   $     24,137,809
==================  =================  ================  ================   ================   ================
           729,519            687,630         1,374,016            19,969            764,911            946,611
$129.74 to $179.18  $94.31 to $130.25  $23.74 to $25.90  $31.84 to $33.74   $12.21 to $20.23   $13.88 to $32.88

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A OF
                    METLIFE INVESTORS USA INSURANCE COMPANY

              STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                               DECEMBER 31, 2006

                                                                              TEMPLETON             FRANKLIN
                                                                          GROWTH SECURITIES MUTUAL SHARES SECURITIES
                                                                             SUB-ACCOUNT          SUB-ACCOUNT
                                                                          ----------------- ------------------------
ASSETS:
INVESTMENTS AT FAIR VALUE:
FEDERATED INVESTORS INSURANCE COMPANY ("FEDERATED FUND"):
Federated Equity Income Portfolio
 5,933 shares; cost $75,771.............................................. $             --      $             --
Federated High Income Bond Portfolio
 16,905 shares; cost $130,755............................................               --                    --
Federated Growth Strategies Portfolio
 7,389 shares; cost $207,083.............................................               --                    --
NEUBERGER BERMAN ("NEUBERGER FUND"):
Neuberger Genesis Portfolio
 276 shares; cost $8,679.................................................               --                    --
THE ALGER AMERICAN FUND ("ALGER FUND"):
Alger American Small-Capitalization Portfolio
 2,610,095 shares; cost $76,419,808......................................               --                    --
T. ROWE PRICE FUNDS ("T. ROWE FUND"):
T. Rowe Price Growth Portfolio
 328,981 shares; cost $9,045,316.........................................               --                    --
T. Rowe Price International Portfolio
 79,277 shares; cost $1,090,391..........................................               --                    --
T. Rowe Price Prime Reserve Portfolio
 1,519,150 shares; cost $1,519,151.......................................               --                    --
JANUS CAPITAL FUNDS CORP. ("JANUS FUND"):
Janus Aspen Worldwide Growth Portfolio
 304 shares; cost $7,096.................................................               --                    --
AMERICAN FUNDS INSURANCE SERIES ("AMERICAN FUND"):
American Funds Global Small-Capitalization Portfolio
 802,656 shares; cost $15,885,453........................................               --                    --
American Funds Growth Portfolio
 1,740,066 shares; cost $99,864,698......................................               --                    --
American Funds Growth and Income Portfolio
 1,809,532 shares; cost $69,531,613......................................               --                    --
American Funds Global Growth Portfolio
 1,483,077 shares; cost $31,490,462......................................               --                    --
ALLIANCE VARIABLE PRODUCT SERIES FUND, INC. ("ALLIANCE FUNDS"):
AllianceBernstein Large-Cap Growth Portfolio
 25,247 shares; cost $627,823............................................               --                    --
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST ("TEMPLETON FUNDS"):
Templeton Developing Markets Portfolio
 810,656 shares; cost $9,741,807.........................................               --                    --
Templeton Foreign Securities Portfolio
 1,289,426 shares; cost $21,783,205......................................               --                    --
Templeton Growth Securities Portfolio
 953,110 shares; cost $14,073,119........................................       15,183,041                    --
Franklin Mutual Shares Securities Portfolio
 1,442,635 shares; cost $27,675,118......................................               --            29,530,733
Franklin Income Securities Portfolio
 1,660,193 shares; cost $27,242,961......................................               --                    --
THE UNIVERSAL INSTITUTIONAL FUNDS, INC: ("UIF FUND")
Van Kampen UIF Equity and Income Portfolio
 4,592,104 shares; cost $64,805,614......................................               --                    --
Van Kampen UIF U.S. Real Estate Portfolio
 947,079 shares; cost $25,052,712........................................               --                    --
PIONEER VARIABLE CONTRACTS TRUST: ("PIONEER FUND")
Pioneer VCT Mid-Cap Value Portfolio
 406,082 shares; cost $8,340,978.........................................               --                    --
                                                                          ----------------      ----------------
Total Investments........................................................       15,183,041            29,530,733
Due From MetLife Investors USA Insurance Company.........................               --                    --
                                                                          ----------------      ----------------
Total Assets.............................................................       15,183,041            29,530,733
LIABILITIES:
Due to MetLife Investors USA Insurance Company...........................              (82)                  (15)
                                                                          ----------------      ----------------
NET ASSETS............................................................... $     15,182,959      $     29,530,718
                                                                          ================      ================
Outstanding Units........................................................          784,417             1,273,727
Unit Fair Values......................................................... $18.41 to $19.72      $22.56 to $23.49

  The accompanying notes are an integral part of these financial statements.

     FRANKLIN           VAN KAMPEN            VAN KAMPEN         PIONEER VCT
 INCOME SECURITIES UIF EQUITY AND INCOME UIF U.S. REAL ESTATE   MID-CAP VALUE
    SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
 ----------------- --------------------- -------------------- ----------------
 $             --    $             --      $             --   $             --
               --                  --                    --                 --
               --                  --                    --                 --
               --                  --                    --                 --
               --                  --                    --                 --
               --                  --                    --                 --
               --                  --                    --                 --
               --                  --                    --                 --
               --                  --                    --                 --
               --                  --                    --                 --
               --                  --                    --                 --
               --                  --                    --                 --
               --                  --                    --                 --
               --                  --                    --                 --
               --                  --                    --                 --
               --                  --                    --                 --
               --                  --                    --                 --
               --                  --                    --                 --
       28,820,948                  --                    --                 --
               --          68,376,431                    --                 --
               --                  --            27,806,239                 --
               --                  --                    --          8,219,109
 ----------------    ----------------      ----------------   ----------------
       28,820,948          68,376,431            27,806,239          8,219,109
               --                 145                    --                 --
 ----------------    ----------------      ----------------   ----------------
       28,820,948          68,376,576            27,806,239          8,219,109
             (128)                 --                   (30)               (52)
 ----------------    ----------------      ----------------   ----------------
 $     28,820,820    $     68,376,576      $     27,806,209   $      8,219,057
 ================    ================      ================   ================
          664,025           4,592,861               928,174            262,287
 $38.83 to $45.21    $14.74 to $14.96      $29.52 to $30.20   $30.41 to $31.88

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A OF
                    METLIFE INVESTORS USA INSURANCE COMPANY

              STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                               DECEMBER 31, 2006

                                                                           PUTNAM                LMPV
                                                                     VT SMALL-CAP VALUE GLOBAL HIGH YIELD BOND
                                                                        SUB-ACCOUNT          SUB-ACCOUNT
                                                                     ------------------ ----------------------
ASSETS:
INVESTMENTS AT FAIR VALUE:
PUTNAM VARIABLE TRUST ("PUTNAM FUND"):
Putnam VT Small-Cap Value Portfolio
 335,774 shares; cost $7,548,533....................................  $      8,149,235     $             --
LEGG MASON PARTNERS VARIABLE PORTFOLIO I: ("LMPV I FUND")
LMPV Global High Yield Bond Portfolio
 1,728,875 shares; cost $17,240,969.................................                --           16,994,845
LMPV Small-Cap Growth Portfolio
 292,144 shares; cost $4,242,493....................................                --                   --
LMPV Investors Portfolio
 128,556 shares; cost $2,024,473....................................                --                   --
LEGG MASON PARTNERS VARIABLE PORTFOLIO II: ("LMPV II FUND")
LMPV Capital and Income Portfolio
 3,124,713 shares; cost $34,743,831.................................                --                   --
LMPV Equity Index Portfolio
 1,203,274 shares; cost $38,913,504.................................                --                   --
LMPV Fundamental Value Portfolio
 1,905,198 shares; cost $42,081,890.................................                --                   --
LMPV Appreciation Portfolio
 1,428,482 shares; cost $36,687,999.................................                --                   --
LEGG MASON PARTNERS VARIABLE PORTFOLIO III: ("LMPV III FUND")
LMPV Adjustable Rate Income Portfolio
 224,764 shares; cost $2,287,048....................................                --                   --
LMPV Aggressive Growth Portfolio
 4,575,667 shares; cost $70,334,180.................................                --                   --
LMPV Large-Cap Growth Portfolio
 376,993 shares; cost $5,521,068....................................                --                   --
LMPV Large-Cap Value Portfolio
 53,726 shares; cost $1,098,265.....................................                --                   --
LMPV Money Market Portfolio
 20,676,895 shares; cost $20,676,895................................                --                   --
LPMV Social Awareness Stock Portfolio
 10,434 shares; cost $266,588.......................................                --                   --
LEGG MASON PARTNERS VARIABLE PORTFOLIO IV: ("LMPV IV FUND")
LMPV Multiple-Discipline Balanced All Cap Growth and Value Portfolio
 156,199 shares; cost $2,147,019....................................                --                   --
LMPV Multiple-Discipline Large-Cap Growth and Value Portfolio
 77,302 shares; cost $1,164,331.....................................                --                   --
LMPV Multiple-Discipline All Cap Growth and Value Portfolio
 286,868 shares; cost $4,581,253....................................                --                   --
LMPV Multiple-Discipline Global All Cap Growth and Value Portfolio
 289,110 shares; cost $4,873,821....................................                --                   --
LEGG MASON PARTNERS INVESTMENT SERIES: ("LMPI FUND")
LMPV Premier Selections All Cap Growth Portfolio
 15,788 shares; cost $210,188.......................................                --                   --
LMPV Dividend Strategy Portfolio
 302,034 shares; cost $2,899,459....................................                --                   --
LMPV Growth and Income Portfolio
 328,904 shares; cost $3,377,001....................................                --                   --
LEGG MASON PARTNERS LIFESTYLE SERIES: ("LMPL FUND")
LMPV Lifestyle Balanced Portfolio
 223,248 shares; cost $2,741,588....................................                --                   --
LMPV Lifestyle Growth Portfolio
 29,406 shares; cost $325,808.......................................                --                   --
LMPV Lifestyle High Growth Portfolio
 22,656 shares; cost $306,040.......................................                --                   --
                                                                      ----------------     ----------------
Total Investments...................................................         8,149,235           16,994,845
Due From MetLife Investors USA Insurance Company....................                --                   --
                                                                      ----------------     ----------------
Total Assets........................................................         8,149,235           16,994,845
LIABILITIES:
Due to MetLife Investors USA Insurance Company......................               (18)                (201)
                                                                      ----------------     ----------------
NET ASSETS..........................................................  $      8,149,217     $     16,994,644
                                                                      ================     ================
Outstanding Units...................................................           313,682            1,039,676
Unit Fair Values....................................................  $25.46 to $26.25     $15.48 to $16.73

  The accompanying notes are an integral part of these financial statements.

      LMPV              LMPV               LMPV              LMPV             LMPV              LMPV
SMALL-CAP GROWTH      INVESTORS     CAPITAL AND INCOME   EQUITY INDEX   FUNDAMENTAL VALUE   APPRECIATION
  SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT
----------------  ----------------  ------------------ ---------------  ----------------- ----------------
$             --  $             --   $             --  $            --  $             --  $             --
              --                --                 --               --                --                --
       4,282,838                --                 --               --                --                --
              --         2,127,603                 --               --                --                --
              --                --         36,059,190               --                --                --
              --                --                 --       41,031,832                --                --
              --                --                 --               --        43,419,469                --
              --                --                 --               --                --        38,211,904
              --                --                 --               --                --                --
              --                --                 --               --                --                --
              --                --                 --               --                --                --
              --                --                 --               --                --                --
              --                --                 --               --                --                --
              --                --                 --               --                --                --
              --                --                 --               --                --                --
              --                --                 --               --                --                --
              --                --                 --               --                --                --
              --                --                 --               --                --                --
              --                --                 --               --                --                --
              --                --                 --               --                --                --
              --                --                 --               --                --                --
              --                --                 --               --                --                --
              --                --                 --               --                --                --
              --                --                 --               --                --                --
----------------  ----------------   ----------------  ---------------  ----------------  ----------------
       4,282,838         2,127,603         36,059,190       41,031,832        43,419,469        38,211,904
              --                --                  1               --                --                --
----------------  ----------------   ----------------  ---------------  ----------------  ----------------
       4,282,838         2,127,603         36,059,191       41,031,832        43,419,469        38,211,904
            (274)             (155)                --              (71)             (137)              (70)
----------------  ----------------   ----------------  ---------------  ----------------  ----------------
$      4,282,564  $      2,127,448   $     36,059,191  $    41,031,761  $     43,419,332  $     38,211,834
================  ================   ================  ===============  ================  ================
         325,638           130,370          3,099,287        1,440,692         1,257,495         1,236,956
$12.81 to $13.36  $15.74 to $17.05   $11.58 to $11.66  $9.61 to $10.25  $31.66 to $35.61  $27.95 to $32.05

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A OF
                    METLIFE INVESTORS USA INSURANCE COMPANY

              STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                               DECEMBER 31, 2006

                                                                              LMPV                LMPV
                                                                     ADJUSTABLE RATE INCOME AGGRESSIVE GROWTH
                                                                          SUB-ACCOUNT          SUB-ACCOUNT
                                                                     ---------------------- -----------------
ASSETS:
INVESTMENTS AT FAIR VALUE:
PUTNAM VARIABLE TRUST ("PUTNAM FUND"):
Putnam VT Small-Cap Value Portfolio
 335,774 shares; cost $7,548,533....................................    $             --    $             --
LEGG MASON PARTNERS VARIABLE PORTFOLIO I: ("LMPV I FUND")
LMPV Global High Yield Bond Portfolio
 1,728,875 shares; cost $17,240,969.................................                  --                  --
LMPV Small-Cap Growth Portfolio
 292,144 shares; cost $4,242,493....................................                  --                  --
LMPV Investors Portfolio
 128,556 shares; cost $2,024,473....................................                  --                  --
LEGG MASON PARTNERS VARIABLE PORTFOLIO II: ("LMPV II FUND")
LMPV Capital and Income Portfolio
 3,124,713 shares; cost $34,743,831.................................                  --                  --
LMPV Equity Index Portfolio
 1,203,274 shares; cost $38,913,504.................................                  --                  --
LMPV Fundamental Value Portfolio
 1,905,198 shares; cost $42,081,890.................................                  --                  --
LMPV Appreciation Portfolio
 1,428,482 shares; cost $36,687,999.................................                  --                  --
LEGG MASON PARTNERS VARIABLE PORTFOLIO III: ("LMPV III FUND")
LMPV Adjustable Rate Income Portfolio
 224,764 shares; cost $2,287,048....................................           2,220,665                  --
LMPV Aggressive Growth Portfolio
 4,575,667 shares; cost $70,334,180.................................                  --          73,942,773
LMPV Large-Cap Growth Portfolio
 376,993 shares; cost $5,521,068....................................                  --                  --
LMPV Large-Cap Value Portfolio
 53,726 shares; cost $1,098,265.....................................                  --                  --
LMPV Money Market Portfolio
 20,676,895 shares; cost $20,676,895................................                  --                  --
LPMV Social Awareness Stock Portfolio
 10,434 shares; cost $266,588.......................................                  --                  --
LEGG MASON PARTNERS VARIABLE PORTFOLIO IV: ("LMPV IV FUND")
LMPV Multiple-Discipline Balanced All Cap Growth and Value Portfolio
 156,199 shares; cost $2,180,130....................................                  --                  --
LMPV Multiple-Discipline Large-Cap Growth and Value Portfolio
 77,302 shares; cost $1,164,331.....................................                  --                  --
LMPV Multiple-Discipline All Cap Growth and Value Portfolio
 286,868 shares; cost $4,581,253....................................                  --                  --
LMPV Multiple-Discipline Global All Cap Growth and Value Portfolio
 289,110 shares; cost $4,873,821....................................                  --                  --
LEGG MASON PARTNERS INVESTMENT SERIES: ("LMPI FUND")
LMPV Premier Selections All Cap Growth Portfolio
 15,788 shares; cost $210,188.......................................                  --                  --
LMPV Dividend Strategy Portfolio
 302,034 shares; cost $2,899,459....................................                  --                  --
LMPV Growth and Income Portfolio
 328,904 shares; cost $3,377,001....................................                  --                  --
LEGG MASON PARTNERS LIFESTYLE SERIES: ("LMPL FUND")
LMPV Lifestyle Balanced Portfolio
 223,248 shares; cost $2,741,588....................................                  --                  --
LMPV Lifestyle Growth Portfolio
 29,406 shares; cost $325,808.......................................                  --                  --
LMPV Lifestyle High Growth Portfolio
 22,656 shares; cost $306,040.......................................                  --                  --
                                                                        ----------------    ----------------
Total Investments...................................................           2,220,665          73,942,773
Due From MetLife Investors USA Insurance Company....................                  --                  --
                                                                        ----------------    ----------------
Total Assets........................................................           2,220,665          73,942,773
LIABILITIES:
Due to MetLife Investors USA Insurance Company......................                (151)               (269)
                                                                        ----------------    ----------------
NET ASSETS..........................................................    $      2,220,514    $     73,942,504
                                                                        ================    ================
Outstanding Units...................................................             216,326           5,468,811
Unit Fair Values....................................................    $10.04 to $10.33    $13.12 to $13.68


  The accompanying notes are an integral part of these financial statements.

      LMPV              LMPV              LMPV                 LMPV              LMPV MULTIPLE-DISCIPLINE
LARGE-CAP GROWTH   LARGE-CAP VALUE    MONEY MARKET    SOCIAL AWARENESS STOCK BALANCED ALL CAP GROWTH AND VALUE
  SUB-ACCOUNT        SUB-ACCOUNT      SUB-ACCOUNT          SUB-ACCOUNT                  SUB-ACCOUNT
----------------  ----------------  ----------------  ---------------------- ---------------------------------
$             --  $             --  $             --     $             --            $             --
              --                --                --                   --                          --
              --                --                --                   --                          --
              --                --                --                   --                          --
              --                --                --                   --                          --
              --                --                --                   --                          --
              --                --                --                   --                          --
              --                --                --                   --                          --
              --                --                --                   --                          --
              --                --                --                   --                          --
       5,945,184                --                --                   --                          --
              --         1,166,383                --                   --                          --
              --                --        20,676,895                   --                          --
              --                --                --              281,607                          --
              --                --                --                   --                   2,219,593
              --                --                --                   --                          --
              --                --                --                   --                          --
              --                --                --                   --                          --
              --                --                --                   --                          --
              --                --                --                   --                          --
              --                --                --                   --                          --
              --                --                --                   --                          --
              --                --                --                   --                          --
              --                --                --                   --                          --
----------------  ----------------  ----------------     ----------------            ----------------
       5,945,184         1,166,383        20,676,895              281,607                   2,219,593
              --                --                --                   --                      32,971
----------------  ----------------  ----------------     ----------------            ----------------
       5,945,184         1,166,383        20,676,895              281,607                   2,252,564
            (179)              (48)             (144)                 (98)                       (147)
----------------  ----------------  ----------------     ----------------            ----------------
$      5,945,005  $      1,166,335  $     20,676,751     $        281,509            $      2,252,417
================  ================  ================     ================            ================
         433,171            47,187         1,600,672               10,361                     154,474
$13.11 to $14.18  $23.80 to $25.02  $11.93 to $13.35     $26.26 to $27.85            $14.18 to $14.70

 LMPV MULTIPLE-DISCIPLINE
LARGE CAP GROWTH AND VALUE
       SUB-ACCOUNT
--------------------------
     $             --
                   --
                   --
                   --
                   --
                   --
                   --
                   --
                   --
                   --
                   --
                   --
                   --
                   --
                   --
            1,229,096
                   --
                   --
                   --
                   --
                   --
                   --
                   --
                   --
     ----------------
            1,229,096
                   --
     ----------------
            1,229,096
                 (211)
     ----------------
     $      1,228,885
     ================
               77,203
     $15.58 to $16.19

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A OF
                    METLIFE INVESTORS USA INSURANCE COMPANY

              STATEMENTS OF ASSETS AND LIABILITIES -- (CONCLUDED)
                               DECEMBER 31, 2006

                                                                     LMPV MULTIPLE-DISCIPLINE    LMPV MULTIPLE-DISCIPLINE
                                                                     ALL CAP GROWTH AND VALUE GLOBAL ALL CAP GROWTH AND VALUE
                                                                           SUB-ACCOUNT                  SUB-ACCOUNT
                                                                     ------------------------ -------------------------------
ASSETS:
INVESTMENTS AT FAIR VALUE:
PUTNAM VARIABLE TRUST ("PUTNAM FUND"):
Putnam VT Small-Cap Value Portfolio
 335,774 shares; cost $7,548,533....................................     $             --            $             --
LEGG MASON PARTNERS VARIABLE PORTFOLIO I: ("LMPV I FUND")
LMPV Global High Yield Bond Portfolio
 1,728,875 shares; cost $17,240,969.................................                   --                          --
LMPV Small-Cap Growth Portfolio
 292,144 shares; cost $4,242,493....................................                   --                          --
LMPV Investors Portfolio
 128,556 shares; cost $2,024,473....................................                   --                          --
LEGG MASON PARTNERS VARIABLE PORTFOLIO II: ("LMPV II FUND")
LMPV Capital and Income Portfolio
 3,124,713 shares; cost $34,743,831.................................                   --                          --
LMPV Equity Index Portfolio
 1,203,274 shares; cost $38,913,504.................................                   --                          --
LMPV Fundamental Value Portfolio
 1,905,198 shares; cost $42,081,890.................................                   --                          --
LMPV Appreciation Portfolio
 1,428,482 shares; cost $36,687,999.................................                   --                          --
LEGG MASON PARTNERS VARIABLE PORTFOLIO III: ("LMPV III FUND")
LMPV Adjustable Rate Income Portfolio
 224,764 shares; cost $2,287,048....................................                   --                          --
LMPV Aggressive Growth Portfolio
 4,575,667 shares; cost $70,334,180.................................                   --                          --
LMPV Large-Cap Growth Portfolio
 376,993 shares; cost $5,521,068....................................                   --                          --
LMPV Large-Cap Value Portfolio
 53,726 shares; cost $1,098,265.....................................                   --                          --
LMPV Money Market Portfolio
 20,676,895 shares; cost $20,676,895................................                   --                          --
LPMV Social Awareness Stock Portfolio
 10,434 shares; cost $266,588.......................................                   --                          --
LEGG MASON PARTNERS VARIABLE PORTFOLIO IV: ("LMPV IV FUND")
LMPV Multiple-Discipline Balanced All Cap Growth and Value Portfolio
 156,199 shares; cost $2,180,130....................................                   --                          --
LMPV Multiple-Discipline Large-Cap Growth and Value Portfolio
 77,302 shares; cost $1,164,331.....................................                   --                          --
LMPV Multiple-Discipline All Cap Growth and Value Portfolio
 286,868 shares; cost $4,581,253....................................            4,710,373                          --
LMPV Multiple-Discipline Global All Cap Growth and Value Portfolio
 289,110 shares; cost $4,873,821....................................                   --                   5,189,531
LEGG MASON PARTNERS INVESTMENT SERIES: ("LMPI FUND")
LMPV Premier Selections All Cap Growth Portfolio
 15,788 shares; cost $210,188.......................................                   --                          --
LMPV Dividend Strategy Portfolio
 302,034 shares; cost $2,899,459....................................                   --                          --
LMPV Growth and Income Portfolio
 328,904 shares; cost $3,377,001....................................                   --                          --
LEGG MASON PARTNERS LIFESTYLE SERIES: ("LMPL FUND")
LMPV Lifestyle Balanced Portfolio
 223,248 shares; cost $2,741,588....................................                   --                          --
LMPV Lifestyle Growth Portfolio
 29,406 shares; cost $325,808.......................................                   --                          --
LMPV Lifestyle High Growth Portfolio
 22,656 shares; cost $306,040.......................................                   --                          --
                                                                         ----------------            ----------------
Total Investments...................................................            4,710,373                   5,189,531
Due From MetLife Investors USA Insurance Company....................                   --                          --
                                                                         ----------------            ----------------
Total Assets........................................................            4,710,373                   5,189,531
LIABILITIES:
Due to MetLife Investors USA Insurance Company......................                 (231)                       (167)
                                                                         ----------------            ----------------
NET ASSETS..........................................................     $      4,710,142            $      5,189,364
                                                                         ================            ================
Outstanding Units...................................................              284,789                     290,262
Unit Fair Values....................................................     $16.19 to $16.82            $17.41 to $18.08


  The accompanying notes are an integral part of these financial statements.

LMPV PREMIER SELECTIONS       LMPV              LMPV               LMPV              LMPV                LMPV
    ALL CAP GROWTH      DIVIDEND STRATEGY GROWTH AND INCOME LIFESTYLE BALANCED LIFESTYLE GROWTH  LIFESTYLE HIGH GROWTH
      SUB-ACCOUNT          SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT          SUB-ACCOUNT
----------------------- ----------------- ----------------- ------------------ ----------------  ---------------------
   $             --      $           --   $             --   $             --  $             --    $             --
                 --                  --                 --                 --                --                  --
                 --                  --                 --                 --                --                  --
                 --                  --                 --                 --                --                  --
                 --                  --                 --                 --                --                  --
                 --                  --                 --                 --                --                  --
                 --                  --                 --                 --                --                  --
                 --                  --                 --                 --                --                  --
                 --                  --                 --                 --                --                  --
                 --                  --                 --                 --                --                  --
                 --                  --                 --                 --                --                  --
                 --                  --                 --                 --                --                  --
                 --                  --                 --                 --                --                  --
                 --                  --                 --                 --                --                  --
                 --                  --                 --                 --                --                  --
                 --                  --                 --                 --                --                  --
                 --                  --                 --                 --                --                  --
                 --                  --                 --                 --                --                  --
            211,245                  --                 --                 --                --                  --
                 --           3,032,418                 --                 --                --                  --
                 --                  --          3,608,081                 --                --                  --
                 --                  --                 --          2,795,068                --                  --
                 --                  --                 --                 --           336,994                  --
                 --                  --                 --                 --                --             321,036
   ----------------      --------------   ----------------   ----------------  ----------------    ----------------
            211,245           3,032,418          3,608,081          2,795,068           336,994             321,036
                 --                  --                 --                 --                --                  --
   ----------------      --------------   ----------------   ----------------  ----------------    ----------------
            211,245           3,032,418          3,608,081          2,795,068           336,994             321,036
                (27)               (162)               (61)               (72)              (94)                (38)
   ----------------      --------------   ----------------   ----------------  ----------------    ----------------
   $        211,218      $    3,032,256   $      3,608,020   $      2,794,996  $        336,900    $        320,998
   ================      ==============   ================   ================  ================    ================
             16,983             321,925            351,206            177,614            23,381              21,392
   $12.15 to $12.51      $9.04 to $9.59   $10.05 to $28.80   $13.97 to $15.88  $13.97 to $14.53    $14.59 to $15.18

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A OF
                    METLIFE INVESTORS USA INSURANCE COMPANY

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2006



                                                                                             LORD ABBETT    LORD ABBETT
                                                                                           GROWTH & INCOME BOND DEBENTURE
                                                                                             SUB-ACCOUNT    SUB-ACCOUNT
                                                                                           --------------- --------------
                                                                                                2006            2006
                                                                                           --------------- --------------
INVESTMENT INCOME (LOSS):
Income:
 Dividends................................................................................  $ 13,906,613    $20,225,685
Expenses:
 Mortality and expense risk charges.......................................................    11,360,150      4,262,900
 Administrative charges...................................................................     1,646,058        748,563
                                                                                            ------------    -----------
Total expenses............................................................................    13,006,208      5,011,463
                                                                                            ------------    -----------
Net investment income (loss)..............................................................       900,405     15,214,222
                                                                                            ------------    -----------
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Realized gains (losses) from security transactions........................................    14,957,796      2,913,009
Realized gain distributions...............................................................    68,634,345             --
                                                                                            ------------    -----------
Net realized gains (losses) on investments................................................    83,592,141      2,913,009
Change in unrealized appreciation (depreciation) of investments...........................    42,908,024      3,338,422
                                                                                            ------------    -----------
Net realized and unrealized gains (losses) on investments.................................   126,500,165      6,251,431
                                                                                            ------------    -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...........................  $127,400,570    $21,465,653
                                                                                            ============    ===========

                                                                                             VAN KAMPEN
                                                                                           MID-CAP GROWTH
                                                                                            SUB-ACCOUNT
                                                                                           --------------
                                                                                                2006
                                                                                           --------------
INVESTMENT INCOME (LOSS):
Income:
 Dividends................................................................................    $     --
Expenses:
 Mortality and expense risk charges.......................................................      52,774
 Administrative charges...................................................................       7,713
                                                                                              --------
Total expenses............................................................................      60,487
                                                                                              --------
Net investment income (loss)..............................................................     (60,487)
                                                                                              --------
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Realized gains (losses) from security transactions........................................     (35,742)
Realized gain distributions...............................................................     127,272
                                                                                              --------
Net realized gains (losses) on investments................................................      91,530
Change in unrealized appreciation (depreciation) of investments...........................     185,358
                                                                                              --------
Net realized and unrealized gains (losses) on investments.................................     276,888
                                                                                              --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...........................    $216,401
                                                                                              ========

--------
(a) For the period January 1, 2006 to April 30, 2006
(b) For the period May 1, 2006 to December 31, 2006

  The accompanying notes are an integral part of these financial statements.

                             MET/AIM       HARRIS     THIRD AVENUE OPPENHEIMER   LEGG MASON
 LORD ABBETT    LAZARD      SMALL-CAP      OAKMARK     SMALL-CAP     CAPITAL     AGGRESSIVE      PIMCO     RCM GLOBAL
MID-CAP VALUE   MID-CAP      GROWTH     INTERNATIONAL    VALUE     APPRECIATION    GROWTH     TOTAL RETURN TECHNOLOGY
 SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
------------- -----------  -----------  ------------- ------------ ------------ ------------  ------------ -----------
    2006         2006       2006 (B)        2006          2006         2006         2006          2006        2006
------------- -----------  -----------  ------------- ------------ ------------ ------------  ------------ -----------
  $ 17,834    $   377,827  $        --   $ 8,715,423  $ 1,562,276  $   351,937  $         --  $10,986,045  $       --
    76,526      1,718,525    2,462,387     5,003,875    4,843,926    4,978,834     1,722,960    5,856,506     701,491
    11,330        304,954      439,338       888,588      849,528      883,562       302,880      989,242     122,553
  --------    -----------  -----------   -----------  -----------  -----------  ------------  -----------  ----------
    87,856      2,023,479    2,901,725     5,892,463    5,693,454    5,862,396     2,025,840    6,845,748     824,044
  --------    -----------  -----------   -----------  -----------  -----------  ------------  -----------  ----------
   (70,022)    (1,645,652)  (2,901,725)    2,822,960   (4,131,178)  (5,510,459)   (2,025,840)   4,140,297    (824,044)
  --------    -----------  -----------   -----------  -----------  -----------  ------------  -----------  ----------
   (31,889)     3,014,425    2,275,066     7,102,454   13,285,520    3,985,000     2,352,509      753,028   1,316,641
   306,135     14,810,984   24,861,294    23,895,893   23,441,526    2,787,097     7,106,250      174,216          --
  --------    -----------  -----------   -----------  -----------  -----------  ------------  -----------  ----------
   274,246     17,825,409   27,136,360    30,998,347   36,727,046    6,772,097     9,458,759      927,244   1,316,641
   496,316     (1,521,097)  (3,974,728)   49,677,257    3,953,652   19,412,128   (11,573,972)   7,179,331   1,146,743
  --------    -----------  -----------   -----------  -----------  -----------  ------------  -----------  ----------
   770,562     16,304,312   23,161,632    80,675,604   40,680,698   26,184,225    (2,115,213)   8,106,575   2,463,384
  --------    -----------  -----------   -----------  -----------  -----------  ------------  -----------  ----------
  $700,540    $14,658,660  $20,259,907   $83,498,564  $36,549,520  $20,673,766  $ (4,141,053) $12,246,872  $1,639,340
  ========    ===========  ===========   ===========  ===========  ===========  ============  ===========  ==========

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A OF
                    METLIFE INVESTORS USA INSURANCE COMPANY

                    STATEMENT OF OPERATIONS -- (CONTINUED)
                     FOR THE YEAR ENDED DECEMBER 31, 2006



                                                                                           PIMCO INFLATION T. ROWE PRICE
                                                                                           PROTECTED BOND  MID-CAP GROWTH
                                                                                             SUB-ACCOUNT    SUB-ACCOUNT
                                                                                           --------------- --------------
                                                                                                2006            2006
                                                                                           --------------- --------------
INVESTMENT INCOME (LOSS):
Income:
 Dividends................................................................................  $  9,921,552    $        --
Expenses:
 Mortality and expense risk charges.......................................................     3,750,552      3,084,774
 Administrative charges...................................................................       658,537        553,614
                                                                                            ------------    -----------
Total expenses............................................................................     4,409,089      3,638,388
                                                                                            ------------    -----------
Net investment income (loss)..............................................................     5,512,463     (3,638,388)
                                                                                            ------------    -----------
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Realized gains (losses) from security transactions........................................    (1,933,149)     8,233,222
Realized gain distributions...............................................................     7,571,943      7,565,829
                                                                                            ------------    -----------
Net realized gains (losses) on investments................................................     5,638,794     15,799,051
Change in unrealized appreciation (depreciation) of investments...........................   (14,594,674)    (2,691,809)
                                                                                            ------------    -----------
Net realized and unrealized gains (losses) on investments.................................    (8,955,880)    13,107,242
                                                                                            ------------    -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...........................  $ (3,443,417)   $ 9,468,854
                                                                                            ============    ===========

                                                                                           MFS RESEARCH
                                                                                           INTERNATIONAL
                                                                                            SUB-ACCOUNT
                                                                                           -------------
                                                                                               2006
                                                                                           -------------
INVESTMENT INCOME (LOSS):
Income:
 Dividends................................................................................  $ 4,035,157
Expenses:
 Mortality and expense risk charges.......................................................    3,451,308
 Administrative charges...................................................................      608,559
                                                                                            -----------
Total expenses............................................................................    4,059,867
                                                                                            -----------
Net investment income (loss)..............................................................      (24,710)
                                                                                            -----------
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Realized gains (losses) from security transactions........................................    5,289,976
Realized gain distributions...............................................................   17,559,870
                                                                                            -----------
Net realized gains (losses) on investments................................................   22,849,846
Change in unrealized appreciation (depreciation) of investments...........................   30,592,548
                                                                                            -----------
Net realized and unrealized gains (losses) on investments.................................   53,442,394
                                                                                            -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...........................  $53,417,684
                                                                                            ===========

--------
(a) For the period January 1, 2006 to April 30, 2006
(b) For the period May 1, 2006 to December 31, 2006

  The accompanying notes are an integral part of these financial statements.

 NEUBERGER                                  METLIFE       METLIFE       METLIFE       METLIFE      METLIFE
BERMAN REAL      TURNER     GOLDMAN SACHS  DEFENSIVE     MODERATE      BALANCED       GROWTH     AGGRESSIVE   VAN KAMPEN
  ESTATE     MID-CAP GROWTH MID-CAP VALUE  STRATEGY      STRATEGY      STRATEGY      STRATEGY     STRATEGY     COMSTOCK
SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
-----------  -------------- ------------- -----------  ------------  ------------  ------------  -----------  -----------
   2006           2006          2006         2006          2006          2006          2006         2006         2006
-----------  -------------- ------------- -----------  ------------  ------------  ------------  -----------  -----------
$   959,538    $       --    $        --  $    23,359  $     88,813  $    283,825  $    238,597  $    55,652  $       --
  1,406,098       668,107      1,642,451    4,725,068    14,841,647    45,991,024    44,530,897    8,168,742     453,628
    249,038       117,899        288,316      843,973     2,604,975     8,108,841     7,854,085    1,435,238      79,879
-----------    ----------    -----------  -----------  ------------  ------------  ------------  -----------  ----------
  1,655,136       786,006      1,930,767    5,569,041    17,446,622    54,099,865    52,384,982    9,603,980     533,507
-----------    ----------    -----------  -----------  ------------  ------------  ------------  -----------  ----------
   (695,598)     (786,006)    (1,930,767)  (5,545,682)  (17,357,809)  (53,816,040)  (52,146,385)  (9,548,328)   (533,507)
-----------    ----------    -----------  -----------  ------------  ------------  ------------  -----------  ----------
  2,454,641     1,186,724      2,346,265    5,334,933     4,235,344     4,933,397       359,596    6,845,465     170,167
  5,148,347       570,388        918,794    2,292,489     7,644,349    19,388,355    17,683,771    4,046,103     316,729
-----------    ----------    -----------  -----------  ------------  ------------  ------------  -----------  ----------
  7,602,988     1,757,112      3,265,059    7,627,422    11,879,693    24,321,752    18,043,367   10,891,568     486,896
 23,071,116       385,274     13,997,891   22,998,623    93,530,272   357,213,321   404,325,541   62,614,142   4,864,537
-----------    ----------    -----------  -----------  ------------  ------------  ------------  -----------  ----------
 30,674,104     2,142,386     17,262,950   30,626,045   105,409,965   381,535,073   422,368,908   73,505,710   5,351,433
-----------    ----------    -----------  -----------  ------------  ------------  ------------  -----------  ----------
$29,978,506    $1,356,380    $15,332,183  $25,080,363  $ 88,052,156  $327,719,033  $370,222,523  $63,957,382  $4,817,926
===========    ==========    ===========  ===========  ============  ============  ============  ===========  ==========

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A OF
                    METLIFE INVESTORS USA INSURANCE COMPANY

                    STATEMENT OF OPERATIONS -- (CONTINUED)
                     FOR THE YEAR ENDED DECEMBER 31, 2006

                                                                                                         MET/PUTNAM
                                                                                            LEGG MASON     CAPITAL
                                                                                           VALUE EQUITY OPPORTUNITIES
                                                                                           SUB-ACCOUNT   SUB-ACCOUNT
                                                                                           ------------ -------------
                                                                                               2006         2006
                                                                                           ------------ -------------
INVESTMENT INCOME (LOSS):
Income:
 Dividends................................................................................  $       --     $    --
Expenses:
 Mortality and expense risk charges.......................................................     345,389       2,173
 Administrative charges...................................................................      52,959         366
                                                                                            ----------     -------
Total expenses............................................................................     398,348       2,539
                                                                                            ----------     -------
Net investment income (loss)..............................................................    (398,348)     (2,539)
                                                                                            ----------     -------
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Realized gains (losses) from security transactions........................................    (116,547)     (2,550)
Realized gain distributions...............................................................     747,517      12,725
                                                                                            ----------     -------
Net realized gains (losses) on investments................................................     630,970      10,175
Change in unrealized appreciation (depreciation) of investments...........................   2,399,674       9,944
                                                                                            ----------     -------
Net realized and unrealized gains (losses) on investments.................................   3,030,644      20,119
                                                                                            ----------     -------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...........................  $2,632,296     $17,580
                                                                                            ==========     =======

                                                                                            MFS EMERGING
                                                                                           MARKETS EQUITY
                                                                                            SUB-ACCOUNT
                                                                                           --------------
                                                                                              2006 (B)
                                                                                           --------------
INVESTMENT INCOME (LOSS):
Income:
 Dividends................................................................................    $ 77,678
Expenses:
 Mortality and expense risk charges.......................................................      38,982
 Administrative charges...................................................................       6,642
                                                                                              --------
Total expenses............................................................................      45,624
                                                                                              --------
Net investment income (loss)..............................................................      32,054
                                                                                              --------
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Realized gains (losses) from security transactions........................................     (58,383)
Realized gain distributions...............................................................          --
                                                                                              --------
Net realized gains (losses) on investments................................................     (58,383)
Change in unrealized appreciation (depreciation) of investments...........................     976,734
                                                                                              --------
Net realized and unrealized gains (losses) on investments.................................     918,351
                                                                                              --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...........................    $950,405
                                                                                              ========

--------
(a) For the period January 1, 2006 to April 30, 2006
(b) For the period May 1, 2006 to December 31, 2006

  The accompanying notes are an integral part of these financial statements.

                 MET/AIM       JANUS                   DREMAN                   PIONEER     PIONEER    BLACKROCK
LOOMIS SAYLES    CAPITAL      CAPITAL                 SMALL CAP                 MID-CAP    STRATEGIC   LARGE CAP
GLOBAL MARKETS APPRECIATION APPRECIATION  MFS VALUE     VALUE    PIONEER FUND    VALUE      INCOME       CORE
 SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
-------------- ------------ ------------ ----------- ----------- ------------ ----------- ----------- -----------
   2006 (B)      2006 (B)     2006 (B)    2006 (B)    2006 (B)     2006 (B)    2006 (B)    2006 (B)    2006 (B)
-------------- ------------ ------------ ----------- ----------- ------------ ----------- ----------- -----------
   $ 71,040      $  1,962     $     --    $ 71,429    $ 21,561     $     --    $  8,590   $1,712,969   $     --
     40,188         7,757       10,630      30,324      33,210       20,375      28,964      185,429     12,627
      6,589         1,336        1,630       5,020       5,249        3,356       4,468       33,026      1,987
   --------      --------     --------    --------    --------     --------    --------   ----------   --------
     46,777         9,093       12,260      35,344      38,459       23,731      33,432      218,455     14,614
   --------      --------     --------    --------    --------     --------    --------   ----------   --------
     24,263        (7,131)     (12,260)     36,085     (16,898)     (23,731)    (24,842)   1,494,514    (14,614)
   --------      --------     --------    --------    --------     --------    --------   ----------   --------
    (23,482)       (8,388)      (1,758)      7,671       2,406        1,627     (18,351)       4,153        780
         --       136,618           --     240,269      12,452           --      53,360           --         --
   --------      --------     --------    --------    --------     --------    --------   ----------   --------
    (23,482)      128,230       (1,758)    247,940      14,858        1,627      35,009        4,153        780
    543,839       (89,243)      87,278     158,096     398,756      244,133     223,664     (633,361)   127,174
   --------      --------     --------    --------    --------     --------    --------   ----------   --------
    520,357        38,987       85,520     406,036     413,614      245,760     258,673     (629,208)   127,954
   --------      --------     --------    --------    --------     --------    --------   ----------   --------
   $544,620      $ 31,856     $ 73,260    $442,121    $396,716     $222,029    $233,831   $  865,306   $113,340
   ========      ========     ========    ========    ========     ========    ========   ==========   ========

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A OF
                    METLIFE INVESTORS USA INSURANCE COMPANY

                    STATEMENT OF OPERATIONS -- (CONTINUED)
                     FOR THE YEAR ENDED DECEMBER 31, 2006




                                                                                            BLACKROCK     AIM V.I.     AIM V.I.
                                                                                           HIGH YIELD  PREMIER EQUITY CORE EQUITY
                                                                                           SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT
                                                                                           ----------- -------------- -----------
                                                                                            2006 (B)      2006 (A)     2006 (B)
                                                                                           ----------- -------------- -----------
INVESTMENT INCOME (LOSS):
Income:
 Dividends................................................................................  $     --     $  12,708      $ 6,277
Expenses:
 Mortality and expense risk charges.......................................................    22,555         5,083       10,009
 Administrative charges...................................................................     3,452           610        1,201
                                                                                            --------     ---------      -------
Total expenses............................................................................    26,007         5,693       11,210
                                                                                            --------     ---------      -------
Net investment income (loss)..............................................................   (26,007)        7,015       (4,933)
                                                                                            --------     ---------      -------
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Realized gains (losses) from security transactions........................................     2,005      (150,529)       7,179
Realized gain distributions...............................................................        --            --           --
                                                                                            --------     ---------      -------
Net realized gains (losses) on investments................................................     2,005      (150,529)       7,179
Change in unrealized appreciation (depreciation) of investments...........................   162,300       205,662       91,646
                                                                                            --------     ---------      -------
Net realized and unrealized gains (losses) on investments.................................   164,305        55,133       98,825
                                                                                            --------     ---------      -------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...........................  $138,298     $  62,148      $93,892
                                                                                            ========     =========      =======

--------
(a) For the period January 1, 2006 to April 30, 2006
(b) For the period May 1, 2006 to December 31, 2006

  The accompanying notes are an integral part of these financial statements.

                                                                             OPPENHEIMER
  AIM V.I.     AIM V.I.     AIM V.I.                   MFS                   MAIN STREET             OPPENHEIMER
  CAPITAL    INTERNATIONAL    BASIC        MFS      INVESTORS       MFS       GROWTH &   OPPENHEIMER  STRATEGIC
APPRECIATION    GROWTH      BALANCED    RESEARCH      TRUST    NEW DISCOVERY   INCOME       BOND        BOND
SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
------------ ------------- ----------- ----------- ----------- ------------- ----------- ----------- -----------
    2006         2006         2006        2006        2006         2006         2006        2006        2006
------------ ------------- ----------- ----------- ----------- ------------- ----------- ----------- -----------
  $   360      $  8,359      $18,345     $ 1,529     $   806      $    --      $ 3,447     $19,160     $2,073
    8,416        10,918       12,517       3,703       2,043        2,624        3,799       4,270        615
    1,010         1,310        1,502         445         245          315          456         512         74
  -------      --------      -------     -------     -------      -------      -------     -------     ------
    9,426        12,228       14,019       4,148       2,288        2,939        4,255       4,782        689
  -------      --------      -------     -------     -------      -------      -------     -------     ------
   (9,066)       (3,869)       4,326      (2,619)     (1,482)      (2,939)        (808)     14,378      1,384
  -------      --------      -------     -------     -------      -------      -------     -------     ------
   (6,233)       47,565        2,685       1,650       1,646        3,137        1,182        (622)        66
       --            --           --          --          --        3,805           --          --         --
  -------      --------      -------     -------     -------      -------      -------     -------     ------
   (6,233)       47,565        2,685       1,650       1,646        6,942        1,182        (622)        66
   45,746       162,553       79,162      25,898      17,615       19,144       38,049      (1,473)     1,453
  -------      --------      -------     -------     -------      -------      -------     -------     ------
   39,513       210,118       81,847      27,548      19,261       26,086       39,231      (2,095)     1,519
  -------      --------      -------     -------     -------      -------      -------     -------     ------
  $30,447      $206,249      $86,173     $24,929     $17,779      $23,147      $38,423     $12,283     $2,903
  =======      ========      =======     =======     =======      =======      =======     =======     ======

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A OF
                    METLIFE INVESTORS USA INSURANCE COMPANY

                    STATEMENT OF OPERATIONS -- (CONTINUED)
                     FOR THE YEAR ENDED DECEMBER 31, 2006


                                                                                           OPPENHEIMER
                                                                                           MAIN STREET              FIDELITY
                                                                                            SMALL-CAP  OPPENHEIMER    ASSET
                                                                                             GROWTH       MONEY      MANAGER
                                                                                           SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                                                                                           ----------- ----------- -----------
                                                                                              2006        2006        2006
                                                                                           ----------- ----------- -----------
INVESTMENT INCOME (LOSS):
Income:
 Dividends................................................................................   $   301     $8,716    $ 3,982,164
Expenses:
 Mortality and expense risk charges.......................................................     2,491      2,360      1,731,824
 Administrative charges...................................................................       299        283        215,512
                                                                                             -------     ------    -----------
Total expenses............................................................................     2,790      2,643      1,947,336
                                                                                             -------     ------    -----------
Net investment income (loss)..............................................................    (2,489)     6,073      2,034,828
                                                                                             -------     ------    -----------
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Realized gains (losses) from security transactions........................................    17,826         --     (1,181,456)
Realized gain distributions...............................................................     5,945         --             --
                                                                                             -------     ------    -----------
Net realized gains (losses) on investments................................................    23,771         --     (1,181,456)
Change in unrealized appreciation (depreciation) of investments...........................     3,332         --      7,246,543
                                                                                             -------     ------    -----------
Net realized and unrealized gains (losses) on investments.................................    27,103         --      6,065,087
                                                                                             -------     ------    -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...........................   $24,614     $6,073    $ 8,099,915
                                                                                             =======     ======    ===========

--------
(a) For the period January 1, 2006 to April 30, 2006
(b) For the period May 1, 2006 to December 31, 2006

  The accompanying notes are an integral part of these financial statements.



 FIDELITY     FIDELITY     FIDELITY     FIDELITY     FIDELITY     FIDELITY    FIDELITY        DWS       FI MID CAP
  GROWTH     CONTRAFUND    OVERSEAS   EQUITY-INCOME  INDEX 500  MONEY MARKET   MID CAP   INTERNATIONAL OPPORTUNITIES
SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT
-----------  -----------  ----------- ------------- ----------- ------------ ----------- ------------- -------------
   2006         2006         2006         2006         2006         2006        2006         2006          2006
-----------  -----------  ----------- ------------- ----------- ------------ ----------- ------------- -------------
$   885,506  $ 4,211,721  $  101,335   $  635,316   $ 2,394,136  $1,601,608   $     --    $  577,148     $    253
  2,639,310    3,922,595     125,866      242,869     1,607,893     403,116     73,212       374,586       57,007
    331,054      491,502      15,570       29,144       201,416      46,215     12,926        46,797        6,535
-----------  -----------  ----------   ----------   -----------  ----------   --------    ----------     --------
  2,970,364    4,414,097     141,436      272,013     1,809,309     449,331     86,138       421,383       63,542
-----------  -----------  ----------   ----------   -----------  ----------   --------    ----------     --------
 (2,084,858)    (202,376)    (40,101)     363,303       584,827   1,152,277    (86,138)      155,765      (63,289)
-----------  -----------  ----------   ----------   -----------  ----------   --------    ----------     --------
 (3,545,302)   8,015,746     339,506      720,842     3,236,705          --      1,917       148,747       93,317
         --   26,952,286      70,447    2,259,446            --          --         --            --           --
-----------  -----------  ----------   ----------   -----------  ----------   --------    ----------     --------
 (3,545,302)  34,968,032     409,953    2,980,288     3,236,705          --      1,917       148,747       93,317
 17,161,078   (3,008,548)  1,335,588      (86,741)   14,008,767          --    651,462     6,490,367      423,008
-----------  -----------  ----------   ----------   -----------  ----------   --------    ----------     --------
 13,615,776   31,959,484   1,745,541    2,893,547    17,245,472          --    653,379     6,639,114      516,325
-----------  -----------  ----------   ----------   -----------  ----------   --------    ----------     --------
$11,530,918  $31,757,108  $1,705,440   $3,256,850   $17,830,299  $1,152,277   $567,241    $6,794,879     $453,036
===========  ===========  ==========   ==========   ===========  ==========   ========    ==========     ========

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A OF
                    METLIFE INVESTORS USA INSURANCE COMPANY

                    STATEMENT OF OPERATIONS -- (CONTINUED)
                     FOR THE YEAR ENDED DECEMBER 31, 2006




                                                                                               FI           FI         RUSSELL
                                                                                            LARGE CAP  VALUE LEADERS 2000 INDEX
                                                                                           SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                                                                                           ----------- ------------- -----------
                                                                                            2006 (B)     2006 (B)       2006
                                                                                           ----------- ------------- -----------
INVESTMENT INCOME (LOSS):
Income:
 Dividends................................................................................  $     --     $     --    $   68,548
Expenses:
 Mortality and expense risk charges.......................................................    14,944       21,282        88,311
 Administrative charges...................................................................     2,322        3,440        11,045
                                                                                            --------     --------    ----------
Total expenses............................................................................    17,266       24,722        99,356
                                                                                            --------     --------    ----------
Net investment income (loss)..............................................................   (17,266)     (24,722)      (30,808)
                                                                                            --------     --------    ----------
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Realized gains (losses) from security transactions........................................     1,885       (7,023)      378,652
Realized gain distributions...............................................................        --           --       317,370
                                                                                            --------     --------    ----------
Net realized gains (losses) on investments................................................     1,885       (7,023)      696,022
Change in unrealized appreciation (depreciation) of investments...........................   132,500      143,802       418,666
                                                                                            --------     --------    ----------
Net realized and unrealized gains (losses) on investments.................................   134,385      136,779     1,114,688
                                                                                            --------     --------    ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...........................  $117,119     $112,057    $1,083,880
                                                                                            ========     ========    ==========

--------
(a) For the period January 1, 2006 to April 30, 2006
(b) For the period May 1, 2006 to December 31, 2006

  The accompanying notes are an integral part of these financial statements.

                           BLACKROCK                                        LEHMAN      HARRIS
     FI                     LEGACY     BLACKROCK   BLACKROCK   BLACKROCK   BROTHERS     OAKMARK     MORGAN
INTERNATIONAL   METLIFE    LARGE-CAP   STRATEGIC     BOND      LARGE-CAP   AGGREGATE   LARGE CAP    STANLEY
    STOCK     STOCK INDEX   GROWTH       VALUE      INCOME       VALUE    BOND INDEX     VALUE    EAFE INDEX
 SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
------------- ----------- ----------- ----------- ----------- ----------- ----------- ----------- -----------
    2006         2006        2006        2006      2006 (B)      2006        2006        2006        2006
------------- ----------- ----------- ----------- ----------- ----------- ----------- ----------- -----------
  $ 11,802    $ 5,482,317  $    587   $   37,427   $203,043    $ 14,549    $185,402    $ 42,018   $  176,959
    21,636      4,066,362     6,139      144,596     91,364      16,314      50,064      66,341      127,564
     3,384        639,313       770       18,113     13,025       2,050       6,323       8,315       16,050
  --------    -----------  --------   ----------   --------    --------    --------    --------   ----------
    25,020      4,705,675     6,909      162,709    104,389      18,364      56,387      74,656      143,614
  --------    -----------  --------   ----------   --------    --------    --------    --------   ----------
   (13,218)       776,642    (6,322)    (125,282)    98,654      (3,815)    129,015     (32,638)      33,345
  --------    -----------  --------   ----------   --------    --------    --------    --------   ----------
    71,961     11,977,176    35,441      176,382    (29,430)     33,313     (43,775)    211,588      186,350
        --     10,553,544        --    2,212,966      3,474      71,274          --          --           --
  --------    -----------  --------   ----------   --------    --------    --------    --------   ----------
    71,961     22,530,720    35,441    2,389,348    (25,956)    104,587     (43,775)    211,588      186,350
   202,153     14,814,465   (10,727)    (537,903)   221,483     146,034      33,771     695,429    2,136,117
  --------    -----------  --------   ----------   --------    --------    --------    --------   ----------
   274,114     37,345,185    24,714    1,851,445    195,527     250,621     (10,004)    907,017    2,322,467
  --------    -----------  --------   ----------   --------    --------    --------    --------   ----------
  $260,896    $38,121,827  $ 18,392   $1,726,163   $294,181    $246,806    $119,011    $874,379   $2,355,812
  ========    ===========  ========   ==========   ========    ========    ========    ========   ==========

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A OF
                    METLIFE INVESTORS USA INSURANCE COMPANY

                    STATEMENT OF OPERATIONS -- (CONTINUED)
                     FOR THE YEAR ENDED DECEMBER 31, 2006



                                                                                                          METLIFE
                                                                                               MFS        MID CAP       DAVIS
                                                                                           TOTAL RETURN STOCK INDEX VENTURE VALUE
                                                                                           SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                                                                                           ------------ ----------- -------------
                                                                                             2006 (B)      2006         2006
                                                                                           ------------ ----------- -------------
INVESTMENT INCOME (LOSS):
Income:
 Dividends................................................................................  $  299,810   $118,390    $ 4,258,063
Expenses:
 Mortality and expense risk charges.......................................................     205,281    119,018      8,250,687
 Administrative charges...................................................................      31,049     15,033      1,469,802
                                                                                            ----------   --------    -----------
Total expenses............................................................................     236,330    134,051      9,720,489
                                                                                            ----------   --------    -----------
Net investment income (loss)..............................................................      63,480    (15,661)    (5,462,426)
                                                                                            ----------   --------    -----------
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Realized gains (losses) from security transactions........................................      67,107    173,389     14,837,619
Realized gain distributions...............................................................     187,558    671,943             --
                                                                                            ----------   --------    -----------
Net realized gains (losses) on investments................................................     254,665    845,332     14,837,619
Change in unrealized appreciation (depreciation) of investments...........................   1,695,231    (33,851)    62,048,081
                                                                                            ----------   --------    -----------
Net realized and unrealized gains (losses) on investments.................................   1,949,896    811,481     76,885,700
                                                                                            ----------   --------    -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...........................  $2,013,376   $795,820    $71,423,274
                                                                                            ==========   ========    ===========

--------
(a) For the period January 1, 2006 to April 30, 2006
(b) For the period May 1, 2006 to December 31, 2006

  The accompanying notes are an integral part of these financial statements.

  HARRIS                                                                                                      METLIFE
  OAKMARK                              T. ROWE PRICE  WESTERN ASSET                  METLIFE     METLIFE    CONSERVATIVE
  FOCUSED     JENNISON     BLACKROCK     SMALL-CAP     MANAGEMENT     OPPENHEIMER  AGGRESSIVE  CONSERVATIVE TO MODERATE
   VALUE       GROWTH     MONEY MARKET    GROWTH     U.S. GOVERNMENT GLOBAL EQUITY ALLOCATION   ALLOCATION   ALLOCATION
SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT
-----------  -----------  ------------ ------------- --------------- ------------- ----------- ------------ ------------
   2006         2006          2006         2006         2006 (B)         2006       2006 (B)     2006 (B)     2006 (B)
-----------  -----------  ------------ ------------- --------------- ------------- ----------- ------------ ------------
$   416,401  $        --   $7,658,613    $     --       $228,938       $  3,472     $     --     $     --     $     --
  5,498,596    2,592,025    2,437,685      12,564        192,641         17,909        8,963       14,272       19,404
    945,083      458,309      424,496       1,582         33,547          3,209        1,531        2,211        3,244
-----------  -----------   ----------    --------       --------       --------     --------     --------     --------
  6,443,679    3,050,334    2,862,181      14,146        226,188         21,118       10,494       16,483       22,648
-----------  -----------   ----------    --------       --------       --------     --------     --------     --------
 (6,027,278)  (3,050,334)   4,796,432     (14,146)         2,750        (17,646)     (10,494)     (16,483)     (22,648)
-----------  -----------   ----------    --------       --------       --------     --------     --------     --------
 14,506,284    3,767,460           --      74,264         (2,680)        (5,187)         433          400         (332)
 38,570,784      170,049           --          --             --          2,994           --           --           --
-----------  -----------   ----------    --------       --------       --------     --------     --------     --------
 53,077,068    3,937,509           --      74,264         (2,680)        (2,193)         433          400         (332)
 (8,192,739)     282,830           --     (43,204)       497,136        315,865       82,120       85,892      190,255
-----------  -----------   ----------    --------       --------       --------     --------     --------     --------
 44,884,329    4,220,339           --      31,060        494,456        313,672       82,553       86,292      189,923
-----------  -----------   ----------    --------       --------       --------     --------     --------     --------
$38,857,051  $ 1,170,005   $4,796,432    $ 16,914       $497,206       $296,026     $ 72,059     $ 69,809     $167,275
===========  ===========   ==========    ========       ========       ========     ========     ========     ========

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A OF
                    METLIFE INVESTORS USA INSURANCE COMPANY

                    STATEMENT OF OPERATIONS -- (CONTINUED)
                     FOR THE YEAR ENDED DECEMBER 31, 2006


                                                                                                         METLIFE
                                                                                             METLIFE   MODERATE TO VAN KAMPEN
                                                                                            MODERATE   AGGRESSIVE   STRATEGIC
                                                                                           ALLOCATION  ALLOCATION    GROWTH
                                                                                           SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                                                                                           ----------- ----------- -----------
                                                                                            2006 (B)    2006 (B)      2006
                                                                                           ----------- ----------- -----------
INVESTMENT INCOME (LOSS):
Income:
 Dividends................................................................................ $       --  $       --   $     --
Expenses:
 Mortality and expense risk charges.......................................................    118,271     137,368     32,926
 Administrative charges...................................................................     19,641      22,370      5,321
                                                                                           ----------  ----------   --------
Total expenses............................................................................    137,912     159,738     38,247
                                                                                           ----------  ----------   --------
Net investment income (loss)..............................................................   (137,912)   (159,738)   (38,247)
                                                                                           ----------  ----------   --------
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Realized gains (losses) from security transactions........................................        800      76,718    (22,738)
Realized gain distributions...............................................................         --          --         --
                                                                                           ----------  ----------   --------
Net realized gains (losses) on investments................................................        800      76,718    (22,738)
Change in unrealized appreciation (depreciation) of investments...........................  1,089,188   1,393,842    174,791
                                                                                           ----------  ----------   --------
Net realized and unrealized gains (losses) on investments.................................  1,089,988   1,470,560    152,053
                                                                                           ----------  ----------   --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS........................... $  952,076  $1,310,822   $113,806
                                                                                           ==========  ==========   ========

--------
(a) For the period January 1, 2006 to April 30, 2006
(b) For the period May 1, 2006 to December 31, 2006

  The accompanying notes are an integral part of these financial statements.


            VAN KAMPEN                             FEDERATED   FEDERATED              ALGER AMERICAN
VAN KAMPEN   GROWTH &   VAN KAMPEN    FEDERATED   HIGH INCOME   GROWTH     NEUBERGER      SMALL      T. ROWE PRICE
ENTERPRISE    INCOME     COMSTOCK   EQUITY INCOME    BOND     STRATEGIES    GENESIS   CAPITALIZATION    GROWTH
SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT    SUB-ACCOUNT
----------- ----------- ----------- ------------- ----------- ----------- ----------- -------------- -------------
   2006        2006        2006         2006         2006        2006        2006          2006          2006
----------- ----------- ----------- ------------- ----------- ----------- ----------- -------------- -------------
  $   666   $   21,188  $    2,348     $ 1,998      $11,387     $    --     $  151     $        --    $   62,247
    1,952      107,965     167,434       1,138        1,666       2,400        105         852,697        74,279
      234       18,890      29,589         137          200         288         21         106,377        15,057
  -------   ----------  ----------     -------      -------     -------     ------     -----------    ----------
    2,186      126,855     197,023       1,275        1,866       2,688        126         959,074        89,336
  -------   ----------  ----------     -------      -------     -------     ------     -----------    ----------
   (1,520)    (105,667)   (194,675)        723        9,521      (2,688)        25        (959,074)      (27,089)
  -------   ----------  ----------     -------      -------     -------     ------     -----------    ----------
     (341)       9,402        (872)      1,094         (621)     (2,358)       865      (1,425,960)      139,076
       --       17,803      10,920          --           --          --        961              --       186,742
  -------   ----------  ----------     -------      -------     -------     ------     -----------    ----------
     (341)      27,205      10,048       1,094         (621)     (2,358)     1,826      (1,425,960)      325,818
   10,578    1,632,690   2,572,822      15,964        2,908      17,107       (972)     14,338,986       963,408
  -------   ----------  ----------     -------      -------     -------     ------     -----------    ----------
   10,237    1,659,895   2,582,870      17,058        2,287      14,749        854      12,913,026     1,289,226
  -------   ----------  ----------     -------      -------     -------     ------     -----------    ----------
  $ 8,717   $1,554,228  $2,388,195     $17,781      $11,808     $12,061     $  879     $11,953,952    $1,262,137
  =======   ==========  ==========     =======      =======     =======     ======     ===========    ==========

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A OF
                    METLIFE INVESTORS USA INSURANCE COMPANY

                    STATEMENT OF OPERATIONS -- (CONTINUED)
                     FOR THE YEAR ENDED DECEMBER 31, 2006




                                                                                           T. ROWE PRICE T. ROWE PRICE
                                                                                           INTERNATIONAL PRIME RESERVE
                                                                                            SUB-ACCOUNT   SUB-ACCOUNT
                                                                                           ------------- -------------
                                                                                               2006          2006
                                                                                           ------------- -------------
INVESTMENT INCOME (LOSS):
Income:
 Dividends................................................................................   $ 15,109       $67,579
Expenses:
 Mortality and expense risk charges.......................................................      9,228        11,118
 Administrative charges...................................................................      1,870         2,254
                                                                                             --------       -------
Total expenses............................................................................     11,098        13,372
                                                                                             --------       -------
Net investment income (loss)..............................................................      4,011        54,207
                                                                                             --------       -------
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Realized gains (losses) from security transactions........................................     19,705            --
Realized gain distributions...............................................................     45,326            --
                                                                                             --------       -------
Net realized gains (losses) on investments................................................     65,031            --
Change in unrealized appreciation (depreciation) of investments...........................    140,679            --
                                                                                             --------       -------
Net realized and unrealized gains (losses) on investments.................................    205,710            --
                                                                                             --------       -------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...........................   $209,721       $54,207
                                                                                             ========       =======

                                                                                           JANUS ASPEN
                                                                                            WORLDWIDE
                                                                                             GROWTH
                                                                                           SUB-ACCOUNT
                                                                                           -----------
                                                                                              2006
                                                                                           -----------
INVESTMENT INCOME (LOSS):
Income:
 Dividends................................................................................   $  157
Expenses:
 Mortality and expense risk charges.......................................................       65
 Administrative charges...................................................................       14
                                                                                             ------
Total expenses............................................................................       79
                                                                                             ------
Net investment income (loss)..............................................................       78
                                                                                             ------
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Realized gains (losses) from security transactions........................................      150
Realized gain distributions...............................................................       --
                                                                                             ------
Net realized gains (losses) on investments................................................      150
Change in unrealized appreciation (depreciation) of investments...........................    1,208
                                                                                             ------
Net realized and unrealized gains (losses) on investments.................................    1,358
                                                                                             ------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...........................   $1,436
                                                                                             ======

--------
(a) For the period January 1, 2006 to April 30, 2006
(b) For the period May 1, 2006 to December 31, 2006

  The accompanying notes are an integral part of these financial statements.

   AMERICAN                                                                                                      FRANKLIN
 FUNDS GLOBAL   AMERICAN                                  ALLIANCEBERNSTEIN  TEMPLETON   TEMPLETON   TEMPLETON    MUTUAL
    SMALL         FUNDS    AMERICAN FUNDS  AMERICAN FUNDS     LARGE CAP     DEVELOPING    FOREIGN     GROWTH      SHARES
CAPITALIZATION   GROWTH    GROWTH & INCOME GLOBAL GROWTH       GROWTH         MARKETS   SECURITIES  SECURITIES  SECURITIES
 SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
-------------- ----------- --------------- -------------- ----------------- ----------- ----------- ----------- -----------
     2006         2006          2006            2006            2006           2006        2006        2006        2006
-------------- ----------- --------------- -------------- ----------------- ----------- ----------- ----------- -----------
  $   75,582   $  772,603    $1,006,258      $  116,111        $    --      $   71,726  $  167,563  $   53,551  $  110,263
     194,909      858,075       575,797         212,618          3,550          87,598     191,751      71,408     150,323
      24,530      128,585        85,876          34,395            623          13,483      28,860      12,574      26,006
  ----------   ----------    ----------      ----------        -------      ----------  ----------  ----------  ----------
     219,439      986,660       661,673         247,013          4,173         101,081     220,611      83,982     176,329
  ----------   ----------    ----------      ----------        -------      ----------  ----------  ----------  ----------
    (143,857)    (214,057)      344,585        (130,902)        (4,173)        (29,355)    (53,048)    (30,431)    (66,066)
  ----------   ----------    ----------      ----------        -------      ----------  ----------  ----------  ----------
     681,550      419,748       359,262          21,730         (6,276)         18,839      95,415       3,732      80,317
     844,703      382,714       958,234              --             --              --          --     149,191     280,813
  ----------   ----------    ----------      ----------        -------      ----------  ----------  ----------  ----------
   1,526,253      802,462     1,317,496          21,730         (6,276)         18,839      95,415     152,923     361,130
   1,795,535    5,978,016     4,796,649       3,047,976         37,951       1,431,847   2,343,303   1,109,922   1,852,158
  ----------   ----------    ----------      ----------        -------      ----------  ----------  ----------  ----------
   3,321,788    6,780,478     6,114,145       3,069,706         31,675       1,450,686   2,438,718   1,262,845   2,213,288
  ----------   ----------    ----------      ----------        -------      ----------  ----------  ----------  ----------
  $3,177,931   $6,566,421    $6,458,730      $2,938,804        $27,502      $1,421,331  $2,385,670  $1,232,414  $2,147,222
  ==========   ==========    ==========      ==========        =======      ==========  ==========  ==========  ==========

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A OF
                    METLIFE INVESTORS USA INSURANCE COMPANY

                    STATEMENT OF OPERATIONS -- (CONTINUED)
                     FOR THE YEAR ENDED DECEMBER 31, 2006


                                                                                                             VAN KAMPEN
                                                                                               FRANKLIN      UIF EQUITY
                                                                                           INCOME SECURITIES AND INCOME
                                                                                              SUB-ACCOUNT    SUB-ACCOUNT
                                                                                           ----------------- -----------
                                                                                                 2006           2006
                                                                                           ----------------- -----------
INVESTMENT INCOME (LOSS):
Income:
 Dividends................................................................................    $  231,016     $  271,295
Expenses:
 Mortality and expense risk charges.......................................................       128,198        354,261
 Administrative charges...................................................................        22,674         62,339
                                                                                              ----------     ----------
Total expenses............................................................................       150,872        416,600
                                                                                              ----------     ----------
Net investment income (loss)..............................................................        80,144       (145,305)
                                                                                              ----------     ----------
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Realized gains (losses) from security transactions........................................         9,453         10,760
Realized gain distributions...............................................................        30,901        516,160
                                                                                              ----------     ----------
Net realized gains (losses) on investments................................................        40,354        526,920
Change in unrealized appreciation (depreciation) of investments...........................     1,577,766      3,570,817
                                                                                              ----------     ----------
Net realized and unrealized gains (losses) on investments.................................     1,618,120      4,097,737
                                                                                              ----------     ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...........................    $1,698,264     $3,952,432
                                                                                              ==========     ==========

                                                                                            VAN KAMPEN
                                                                                           UIF U.S. REAL
                                                                                              ESTATE
                                                                                            SUB-ACCOUNT
                                                                                           -------------
                                                                                               2006
                                                                                           -------------
INVESTMENT INCOME (LOSS):
Income:
 Dividends................................................................................  $   81,564
Expenses:
 Mortality and expense risk charges.......................................................     124,957
 Administrative charges...................................................................      22,039
                                                                                            ----------
Total expenses............................................................................     146,996
                                                                                            ----------
Net investment income (loss)..............................................................     (65,432)
                                                                                            ----------
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Realized gains (losses) from security transactions........................................         617
Realized gain distributions...............................................................     489,683
                                                                                            ----------
Net realized gains (losses) on investments................................................     490,300
Change in unrealized appreciation (depreciation) of investments...........................   2,753,527
                                                                                            ----------
Net realized and unrealized gains (losses) on investments.................................   3,243,827
                                                                                            ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...........................  $3,178,395
                                                                                            ==========

--------
(a) For the period January 1, 2006 to April 30, 2006
(b) For the period May 1, 2006 to December 31, 2006

  The accompanying notes are an integral part of these financial statements.

PIONEER VCT  PUTNAM VT  LMPV GLOBAL    LMPV                    LMPV                    LMPV
  MID-CAP    SMALL-CAP  HIGH YIELD   SMALL-CAP     LMPV     CAPITAL AND LMPV EQUITY FUNDAMENTAL     LMPV
   VALUE       VALUE       BOND       GROWTH     INVESTORS    INCOME       INDEX       VALUE    APPRECIATION
SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
----------- ----------- ----------- ----------- ----------- ----------- ----------- ----------- ------------
   2006        2006        2006        2006        2006      2006 (B)      2006        2006         2006
----------- ----------- ----------- ----------- ----------- ----------- ----------- ----------- ------------
 $      --   $    491    $ 963,315   $     --    $ 30,523   $  621,646  $  622,925  $  651,464   $  401,267
    45,298     39,680       82,624     31,476      17,216      185,389     414,712     220,616      204,125
     7,885      7,027       14,013      4,818       2,341       32,911      22,831      38,874       35,525
 ---------   --------    ---------   --------    --------   ----------  ----------  ----------   ----------
    53,183     46,707       96,637     36,294      19,557      218,300     437,543     259,490      239,650
 ---------   --------    ---------   --------    --------   ----------  ----------  ----------   ----------
   (53,183)   (46,216)     866,678    (36,294)     10,966      403,346     185,382     391,974      161,617
 ---------   --------    ---------   --------    --------   ----------  ----------  ----------   ----------
   (18,564)   (14,735)       2,660     10,349      10,042      (11,536)     54,931     (11,651)       4,752
   761,782     15,053       96,318    200,414      46,228      226,448     489,439   1,583,040    1,037,059
 ---------   --------    ---------   --------    --------   ----------  ----------  ----------   ----------
   743,218        318       98,978    210,763      56,270      214,912     544,370   1,571,389    1,041,811
  (121,869)   600,702     (242,508)    50,621     104,591    1,315,359   2,118,774   1,339,918    1,524,593
 ---------   --------    ---------   --------    --------   ----------  ----------  ----------   ----------
   621,349    601,020     (143,530)   261,384     160,861    1,530,271   2,663,144   2,911,307    2,566,404
 ---------   --------    ---------   --------    --------   ----------  ----------  ----------   ----------
 $ 568,166   $554,804    $ 723,148   $225,090    $171,827   $1,933,617  $2,848,526  $3,303,281   $2,728,021
 =========   ========    =========   ========    ========   ==========  ==========  ==========   ==========

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A OF
                    METLIFE INVESTORS USA INSURANCE COMPANY

                    STATEMENT OF OPERATIONS -- (CONTINUED)
                     FOR THE YEAR ENDED DECEMBER 31, 2006





                                                                                              LMPV        LMPV        LMPV
                                                                                           ADJUSTABLE  AGGRESSIVE   LARGE-CAP
                                                                                           RATE INCOME   GROWTH      GROWTH
                                                                                           SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                                                                                           ----------- ----------- -----------
                                                                                              2006        2006        2006
                                                                                           ----------- ----------- -----------
INVESTMENT INCOME (LOSS):
Income:
 Dividends................................................................................  $ 99,903   $        6   $  9,012
Expenses:
 Mortality and expense risk charges.......................................................    10,909      436,843     45,968
 Administrative charges...................................................................     1,978       74,569      6,982
                                                                                            --------   ----------   --------
Total expenses............................................................................    12,887      511,412     52,950
                                                                                            --------   ----------   --------
Net investment income (loss)..............................................................    87,016     (511,406)   (43,938)
                                                                                            --------   ----------   --------
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Realized gains (losses) from security transactions........................................     2,484      (11,568)    (5,397)
Realized gain distributions...............................................................        --       78,261         --
                                                                                            --------   ----------   --------
Net realized gains (losses) on investments................................................     2,484       66,693     (5,397)
Change in unrealized appreciation (depreciation) of investments...........................   (66,284)   3,609,913    427,524
                                                                                            --------   ----------   --------
Net realized and unrealized gains (losses) on investments.................................   (63,800)   3,676,606    422,127
                                                                                            --------   ----------   --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...........................  $ 23,216   $3,165,200   $378,189
                                                                                            ========   ==========   ========

--------
(a) For the period January 1, 2006 to April 30, 2006
(b) For the period May 1, 2006 to December 31, 2006

  The accompanying notes are an integral part of these financial statements.

                                        LMPV        LMPV
                                     MULTIPLE-    MULTIPLE-                                             LMPV
                           LMPV      DISCIPLINE  DISCIPLINE         LMPV                LMPV           PREMIER
   LMPV        LMPV       SOCIAL    BALANCED ALL  LARGE-CAP  MULTIPLE-DISCIPLINE MULTIPLE-DISCIPLINE SELECTIONS     LMPV
 LARGE-CAP     MONEY     AWARENESS   CAP GROWTH  GROWTH AND    ALL CAP GROWTH      GLOBAL ALL CAP      ALL CAP    DIVIDEND
   VALUE      MARKET       STOCK     AND VALUE      VALUE         AND VALUE       GROWTH AND VALUE     GROWTH     STRATEGY
SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT     SUB-ACCOUNT         SUB-ACCOUNT     SUB-ACCOUNT SUB-ACCOUNT
----------- ----------- ----------- ------------ ----------- ------------------- ------------------- ----------- -----------
 2006 (B)      2006      2006 (B)       2006        2006            2006                2006          2006 (B)      2006
----------- ----------- ----------- ------------ ----------- ------------------- ------------------- ----------- -----------
  $13,742    $406,835     $ 1,433     $ 33,289     $ 9,209        $ 28,400            $ 55,333         $    --    $ 61,402
    6,076     120,066       1,165       17,862       8,335          50,681              43,679             950      14,914
    1,105      20,072         189        3,047       1,250           7,264               7,001             177       2,399
  -------    --------     -------     --------     -------        --------            --------         -------    --------
    7,181     140,138       1,354       20,909       9,585          57,945              50,680           1,127      17,313
  -------    --------     -------     --------     -------        --------            --------         -------    --------
    6,561     266,697          79       12,380        (376)        (29,545)              4,653          (1,127)     44,089
  -------    --------     -------     --------     -------        --------            --------         -------    --------
    4,593          --      (1,489)       1,223       3,095          79,211              13,828             (50)      6,939
   20,218          --          --       62,366      29,556         210,539             128,934           6,835          --
  -------    --------     -------     --------     -------        --------            --------         -------    --------
   24,811          --      (1,489)      63,589      32,651         289,750             142,762           6,785       6,939
   68,118          --      15,049       73,144      65,715         133,286             317,859           1,057     133,672
  -------    --------     -------     --------     -------        --------            --------         -------    --------
   92,929          --      13,560      136,733      98,366         423,036             460,621           7,842     140,611
  -------    --------     -------     --------     -------        --------            --------         -------    --------
  $99,490    $266,697     $13,639     $149,113     $97,990        $393,491            $465,274         $ 6,715    $184,700
  =======    ========     =======     ========     =======        ========            ========         =======    ========

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A OF
                    METLIFE INVESTORS USA INSURANCE COMPANY

                    STATEMENT OF OPERATIONS -- (CONTINUED)
                     FOR THE YEAR ENDED DECEMBER 31, 2006




                                                                                              LMPV        LMPV        LMPV
                                                                                           GROWTH AND   LIFESTYLE   LIFESTYLE
                                                                                             INCOME     BALANCED     GROWTH
                                                                                           SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                                                                                           ----------- ----------- -----------
                                                                                            2006 (B)    2006 (B)    2006 (B)
                                                                                           ----------- ----------- -----------
INVESTMENT INCOME (LOSS):
Income:
 Dividends................................................................................  $ 27,116    $ 74,343     $ 6,103
Expenses:
 Mortality and expense risk charges.......................................................    17,193      12,132       1,629
 Administrative charges...................................................................     3,081       2,231         289
                                                                                            --------    --------     -------
Total expenses............................................................................    20,274      14,363       1,918
                                                                                            --------    --------     -------
Net investment income (loss)..............................................................     6,842      59,980       4,185
                                                                                            --------    --------     -------
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Realized gains (losses) from security transactions........................................    (1,843)       (350)      7,035
Realized gain distributions...............................................................     1,179          --          --
                                                                                            --------    --------     -------
Net realized gains (losses) on investments................................................      (664)       (350)      7,035
Change in unrealized appreciation (depreciation) of investments...........................   231,080      53,480      11,186
                                                                                            --------    --------     -------
Net realized and unrealized gains (losses) on investments.................................   230,416      53,130      18,221
                                                                                            --------    --------     -------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...........................  $237,258    $113,110     $22,406
                                                                                            ========    ========     =======

--------
(a) For the period January 1, 2006 to April 30, 2006
(b) For the period May 1, 2006 to December 31, 2006

  The accompanying notes are an integral part of these financial statements.

                                                                              TST         TST
                                         TST         TST          TST       MANAGED     MANAGED
   LMPV                                MANAGED     MANAGED      MANAGED   ALLOCATION   ALLOCATION
 LIFESTYLE    CAPITAL        TST     ALLOCATION   ALLOCATION  ALLOCATION   MODERATE-   MODERATE-     TST MFS
HIGH GROWTH APPRECIATION  LARGE-CAP  AGGRESSIVE  CONSERVATIVE  MODERATE   AGGRESSIVE  CONSERVATIVE    VALUE
SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT
----------- ------------ ----------- ----------- ------------ ----------- ----------- ------------ -----------
 2006 (B)     2006 (A)    2006 (A)    2006 (A)     2006 (A)    2006 (A)    2006 (A)     2006 (A)    2006 (A)
----------- ------------ ----------- ----------- ------------ ----------- ----------- ------------ -----------
  $ 3,260     $     --    $  1,792    $ 10,155     $ 23,753    $ 137,336   $ 101,369    $  6,436     $    --
    1,734          458       1,130       1,117        2,039       16,533      11,838         696       1,332
      316           46         109         110          189        1,621       1,127          65         131
  -------     --------    --------    --------     --------    ---------   ---------    --------     -------
    2,050          504       1,239       1,227        2,228       18,154      12,965         761       1,463
  -------     --------    --------    --------     --------    ---------   ---------    --------     -------
    1,210         (504)        553       8,928       21,525      119,182      88,404       5,675      (1,463)
  -------     --------    --------    --------     --------    ---------   ---------    --------     -------
      543      (18,406)    (20,192)    (78,398)     (33,643)    (400,429)   (441,234)    (15,895)     19,166
       --       16,347      21,927      83,618       14,243      371,450     437,584      11,473       4,196
  -------     --------    --------    --------     --------    ---------   ---------    --------     -------
      543       (2,059)      1,735       5,220      (19,400)     (28,979)     (3,650)     (4,422)     23,362
   14,996          275          27          89           --        5,013       2,900          --         801
  -------     --------    --------    --------     --------    ---------   ---------    --------     -------
   15,539       (1,784)      1,762       5,309      (19,400)     (23,996)       (750)     (4,422)     24,163
  -------     --------    --------    --------     --------    ---------   ---------    --------     -------
  $16,749     $ (2,288)   $  2,315    $ 14,237     $  2,125    $  95,216   $  87,654    $  1,253     $22,700
  =======     ========    ========    ========     ========    =========   =========    ========     =======

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A OF
                    METLIFE INVESTORS USA INSURANCE COMPANY

                    STATEMENT OF OPERATIONS -- (CONTINUED)
                     FOR THE YEAR ENDED DECEMBER 31, 2006


                                                                                            TST STYLE   TST STYLE
                                                                                              FOCUS       FOCUS        TST
                                                                                            SMALL-CAP   SMALL-CAP    MANAGED
                                                                                             GROWTH       VALUE      INCOME
                                                                                           SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                                                                                           ----------- ----------- -----------
                                                                                            2006 (A)    2006 (A)    2006 (A)
                                                                                           ----------- ----------- -----------
INVESTMENT INCOME (LOSS):
Income:
 Dividends................................................................................   $    98     $    90    $ 31,589
Expenses:
 Mortality and expense risk charges.......................................................     3,420       2,983       4,391
 Administrative charges...................................................................       317         287         409
                                                                                             -------     -------    --------
Total expenses............................................................................     3,737       3,270       4,800
                                                                                             -------     -------    --------
Net investment income (loss)..............................................................    (3,639)     (3,180)     26,789
                                                                                             -------     -------    --------
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Realized gains (losses) from security transactions........................................    25,458      57,881     (39,989)
Realized gain distributions...............................................................    36,254       4,034          --
                                                                                             -------     -------    --------
Net realized gains (losses) on investments................................................    61,712      61,915     (39,989)
Change in unrealized appreciation (depreciation) of investments...........................     1,102       1,075       3,646
                                                                                             -------     -------    --------
Net realized and unrealized gains (losses) on investments.................................    62,814      62,990     (36,343)
                                                                                             -------     -------    --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...........................   $59,175     $59,810    $ (9,554)
                                                                                             =======     =======    ========

--------
(a) For the period January 1, 2006 to April 30, 2006
(b) For the period May 1, 2006 to December 31, 2006

  The accompanying notes are an integral part of these financial statements.


            TST PIONEER TST PIONEER                  TST     TST MERCURY   TST AIM                 TST U.S.
TST PIONEER   MID-CAP    STRATEGIC    TST MFS     FEDERATED   LARGE-CAP    CAPITAL    TST EQUITY  GOVERNMENT
   FUND        VALUE      INCOME    TOTAL RETURN HIGH YIELD     CORE     APPRECIATION   INCOME    SECURITIES
SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT
----------- ----------- ----------- ------------ ----------- ----------- ------------ ----------- -----------
 2006 (A)    2006 (A)    2006 (A)     2006 (A)    2006 (A)    2006 (A)     2006 (A)    2006 (A)    2006 (A)
----------- ----------- ----------- ------------ ----------- ----------- ------------ ----------- -----------
  $ 4,891     $    18     $    --     $ 34,921    $ 60,363     $ 1,283      $   --     $  15,679   $ 15,137
      841       2,765       2,497        4,510       1,702       1,518         395         2,741        649
       82         255         255          438         163         148          39           264         56
  -------     -------     -------     --------    --------     -------      ------     ---------   --------
      923       3,020       2,752        4,948       1,865       1,666         434         3,005        705
  -------     -------     -------     --------    --------     -------      ------     ---------   --------
    3,968      (3,002)     (2,752)      29,973      58,498        (383)       (434)       12,674     14,432
  -------     -------     -------     --------    --------     -------      ------     ---------   --------
    6,418      24,049      16,603      (41,759)    (50,869)     (9,814)        488      (113,880)   (23,199)
       --          --          --       37,904          --      18,739       1,656       119,722      3,683
  -------     -------     -------     --------    --------     -------      ------     ---------   --------
    6,418      24,049      16,603       (3,855)    (50,869)      8,925       2,144         5,842    (19,516)
      220       1,148         (51)       3,101        (531)       (174)         --           773        (31)
  -------     -------     -------     --------    --------     -------      ------     ---------   --------
    6,638      25,197      16,552         (754)    (51,400)      8,751       2,144         6,615    (19,547)
  -------     -------     -------     --------    --------     -------      ------     ---------   --------
  $10,606     $22,195     $13,800     $ 29,219    $  7,098     $ 8,368      $1,710     $  19,289   $ (5,115)
  =======     =======     =======     ========    ========     =======      ======     =========   ========

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A OF
                    METLIFE INVESTORS USA INSURANCE COMPANY

                    STATEMENT OF OPERATIONS -- (CONCLUDED)
                     FOR THE YEAR ENDED DECEMBER 31, 2006


                                                                                               TST
                                                                                           CONVERTIBLE
                                                                                           SECURITIES
                                                                                           SUB-ACCOUNT
                                                                                           -----------
                                                                                            2006 (A)
                                                                                           -----------
INVESTMENT INCOME (LOSS):
Income:
 Dividends................................................................................   $ 3,084
Expenses:
 Mortality and expense risk charges.......................................................       365
 Administrative charges...................................................................        37
                                                                                             -------
Total expenses............................................................................       402
                                                                                             -------
Net investment income (loss)..............................................................     2,682
                                                                                             -------
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Realized gains (losses) from security transactions........................................    (6,359)
Realized gain distributions...............................................................     4,831
                                                                                             -------
Net realized gains (losses) on investments................................................     1,528
Change in unrealized appreciation (depreciation) of investments...........................        --
                                                                                             -------
Net realized and unrealized gains (losses) on investments.................................     1,528
                                                                                             -------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...........................   $ 1,154
                                                                                             =======

  The accompanying notes are an integral part of these financial statements.

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A OF
                    METLIFE INVESTORS USA INSURANCE COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE YEARS ENDED DECEMBER 31, 2006 AND 2005

                                                                LORD ABBETT                  LORD ABBETT
                                                             GROWTH AND INCOME              BOND DEBENTURE
                                                                SUB-ACCOUNT                  SUB-ACCOUNT
                                                        ---------------------------  ---------------------------
                                                            2006           2005          2006           2005
                                                        ------------  -------------  ------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)......................... $    900,405  $  (5,106,043) $ 15,214,222  $   7,482,096
  Net realized gain (losses) on investment.............   83,592,141     53,729,799     2,913,009     18,313,196
  Change in unrealized appreciation (depreciation) of
   investments.........................................   42,908,024    (37,422,612)    3,338,422    (27,494,311)
                                                        ------------  -------------  ------------  -------------
  Net increase (decrease) in net assets resulting from
   operations..........................................  127,400,570     11,201,144    21,465,653     (1,699,019)
                                                        ------------  -------------  ------------  -------------
From capital transactions:
  Payments received from contract owners...............   43,067,650     59,853,862    12,538,333     19,602,115
  Transfers between Sub-Accounts (including fixed
   account), net.......................................  (18,222,831)  (179,556,469)     (461,124)  (135,960,162)
  Transfers for contract benefits and terminations.....  (75,937,047)   (58,807,592)  (29,019,560)   (23,761,183)
  Contract maintenance charges.........................   (1,901,988)    (1,825,957)   (1,024,216)    (1,106,991)
                                                        ------------  -------------  ------------  -------------
  Net increase (decrease) in net assets resulting from
   capital transactions................................  (52,994,216)  (180,336,156)  (17,966,567)  (141,226,221)
                                                        ------------  -------------  ------------  -------------
NET CHANGE IN NET ASSETS...............................   74,406,354   (169,135,012)    3,499,086   (142,925,240)
NET ASSETS - BEGINNING OF PERIOD.......................  824,030,188    993,165,200   303,014,566    445,939,806
                                                        ------------  -------------  ------------  -------------
NET ASSETS - END OF PERIOD............................. $898,436,542  $ 824,030,188  $306,513,652  $ 303,014,566
                                                        ============  =============  ============  =============

                                                             VAN KAMPEN
                                                           MID-CAP GROWTH
                                                             SUB-ACCOUNT
                                                        --------------------
                                                           2006     2005 (C)
                                                        ----------  --------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)......................... $  (60,487) $   (295)
  Net realized gain (losses) on investment.............     91,530    18,443
  Change in unrealized appreciation (depreciation) of
   investments.........................................    185,358   (19,628)
                                                        ----------  --------
  Net increase (decrease) in net assets resulting from
   operations..........................................    216,401    (1,480)
                                                        ----------  --------
From capital transactions:
  Payments received from contract owners...............  6,126,207   300,651
  Transfers between Sub-Accounts (including fixed
   account), net.......................................    (79,412)      381
  Transfers for contract benefits and terminations.....   (131,097)       --
  Contract maintenance charges.........................     (1,119)       --
                                                        ----------  --------
  Net increase (decrease) in net assets resulting from
   capital transactions................................  5,914,579   301,032
                                                        ----------  --------
NET CHANGE IN NET ASSETS...............................  6,130,980   299,552
NET ASSETS - BEGINNING OF PERIOD.......................    299,552        --
                                                        ----------  --------
NET ASSETS - END OF PERIOD............................. $6,430,532  $299,552
                                                        ==========  ========

--------
(a) For the period January 1, 2006 to April 30, 2006
(b) For the period May 1, 2006 to December 31, 2006
(c) For the period November 7, 2005 to December 31, 2005
(d) For the period May 2, 2005 to December 31, 2005

  The accompanying notes are an integral part of these financial statements.

     LORD ABBETT                LAZARD                      MET/AIM                 HARRIS OAKMARK
    MID-CAP VALUE               MID-CAP                SMALL-CAP GROWTH              INTERNATIONAL
     SUB-ACCOUNT              SUB-ACCOUNT                 SUB-ACCOUNT                 SUB-ACCOUNT
--------------------  --------------------------  --------------------------  --------------------------
   2006     2005 (C)      2006          2005        2006 (B)        2005          2006          2005
----------  --------  ------------  ------------  ------------  ------------  ------------  ------------
$  (70,022) $    877  $ (1,645,652) $ (1,936,462) $ (2,901,725) $ (2,794,353) $  2,822,960  $ (4,277,515)
   274,246     9,978    17,825,409    19,737,739    27,136,360    10,172,694    30,998,347    22,484,669

   496,316   (12,409)   (1,521,097)  (10,784,556)   (3,974,728)    1,243,984    49,677,257    11,761,014
----------  --------  ------------  ------------  ------------  ------------  ------------  ------------

   700,540    (1,554)   14,658,660     7,016,721    20,259,907     8,622,325    83,498,564    29,968,168
----------  --------  ------------  ------------  ------------  ------------  ------------  ------------
 7,315,844   310,539     9,493,835    12,430,005    14,579,046    15,695,051    51,029,021    44,232,281

 1,605,995    34,916   (10,866,080)  (25,566,467)   (8,466,806)  (65,535,577)    8,236,212   (75,836,582)
  (236,251)       --   (10,309,132)   (7,704,731)  (17,555,216)   (8,982,026)  (24,853,273)  (12,702,574)
    (1,406)       --      (432,824)     (420,427)     (651,688)     (630,411)   (1,273,876)     (946,930)
----------  --------  ------------  ------------  ------------  ------------  ------------  ------------

 8,684,182   345,455   (12,114,201)  (21,261,620)  (12,094,664)  (59,452,963)   33,138,084   (45,253,805)
----------  --------  ------------  ------------  ------------  ------------  ------------  ------------
 9,384,722   343,901     2,544,459   (14,244,899)    8,165,243   (50,830,638)  116,636,648   (15,285,637)
   343,901        --   123,820,991   138,065,890   170,469,329   221,299,967   295,833,789   311,119,426
----------  --------  ------------  ------------  ------------  ------------  ------------  ------------
$9,728,623  $343,901  $126,365,450  $123,820,991  $178,634,572  $170,469,329  $412,470,437  $295,833,789
==========  ========  ============  ============  ============  ============  ============  ============

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A OF
                    METLIFE INVESTORS USA INSURANCE COMPANY

              STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
                FOR THE YEARS ENDED DECEMBER 31, 2006 AND 2005



                                                      THIRD AVE                  OPPENHEIMER                  LEGG MASON
                                                   SMALL CAP VALUE           CAPITAL APPRECIATION          AGGRESSIVE GROWTH
                                                     SUB-ACCOUNT                 SUB-ACCOUNT                  SUB-ACCOUNT
                                             --------------------------  ---------------------------  --------------------------
                                                 2006          2005          2006           2005          2006          2005
                                             ------------  ------------  ------------  -------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss).............. $ (4,131,178) $ (4,740,756) $ (5,510,459) $  (6,081,698) $ (2,025,840) $ (2,071,978)
  Net realized gain (losses) on investment..   36,727,046    24,254,034     6,772,097     17,131,851     9,458,759     9,290,650
  Change in unrealized appreciation
   (depreciation) of investments............    3,953,652    16,079,751    19,412,128     (2,891,768)  (11,573,972)    4,199,581
                                             ------------  ------------  ------------  -------------  ------------  ------------
  Net increase (decrease) in net assets
   resulting from operations................   36,549,520    35,593,029    20,673,766      8,158,385    (4,141,053)   11,418,253
                                             ------------  ------------  ------------  -------------  ------------  ------------
From capital transactions:
  Payments received from contract owners....   39,230,496    44,839,871    20,936,146     27,465,865     7,907,276     8,741,854
  Transfers between Sub-Accounts (including
   fixed account), net......................  (11,345,406)  (60,848,538)  (22,438,408)  (120,741,287)   (4,639,012)  (63,859,148)
  Transfers for contract benefits and
   terminations.............................  (27,291,452)  (15,845,770)  (30,435,521)   (24,390,278)   (9,607,627)   (6,683,984)
  Contract maintenance charges..............   (1,229,362)   (1,022,296)   (1,190,587)    (1,238,482)     (442,240)     (463,275)
                                             ------------  ------------  ------------  -------------  ------------  ------------
  Net increase (decrease) in net assets
   resulting from capital transactions......     (635,724)  (32,876,733)  (33,128,370)  (118,904,182)   (6,781,603)  (62,264,553)
                                             ------------  ------------  ------------  -------------  ------------  ------------
NET CHANGE IN NET ASSETS....................   35,913,796     2,716,296   (12,454,604)  (110,745,797)  (10,922,656)  (50,846,300)
NET ASSETS - BEGINNING OF PERIOD............  324,854,108   322,137,812   370,348,053    481,093,850   127,810,334   178,656,634
                                             ------------  ------------  ------------  -------------  ------------  ------------
NET ASSETS - END OF PERIOD.................. $360,767,904  $324,854,108  $357,893,449  $ 370,348,053  $116,887,678  $127,810,334
                                             ============  ============  ============  =============  ============  ============

--------
(a) For the period January 1, 2006 to April 30, 2006
(b) For the period May 1, 2006 to December 31, 2006
(c) For the period November 7, 2005 to December 31, 2005
(d) For the period May 2, 2005 to December 31, 2005

  The accompanying notes are an integral part of these financial statements.

           PIMCO                    RCM GLOBAL               PIMCO INFLATION               T. ROWE PRICE
       TOTAL RETURN                 TECHNOLOGY                PROTECTED BOND              MID-CAP GROWTH
        SUB-ACCOUNT                SUB-ACCOUNT                 SUB-ACCOUNT                  SUB-ACCOUNT
--------------------------  -------------------------  ---------------------------  --------------------------
    2006          2005          2006         2005          2006           2005          2006          2005
------------  ------------  -----------  ------------  ------------  -------------  ------------  ------------
$  4,140,297  $ (6,760,173) $  (824,044) $   (779,585) $  5,512,463  $  (4,706,535) $ (3,638,388) $ (3,096,448)
     927,244     4,026,021    1,316,641    (1,122,351)    5,638,794      3,929,041    15,799,051    10,444,114

   7,179,331     5,366,901    1,146,743     4,946,572   (14,594,674)      (451,994)   (2,691,809)   15,711,237
------------  ------------  -----------  ------------  ------------  -------------  ------------  ------------

  12,246,872     2,632,749    1,639,340     3,044,636    (3,443,417)    (1,229,488)    9,468,854    23,058,903
------------  ------------  -----------  ------------  ------------  -------------  ------------  ------------
  47,026,170    35,180,114    4,741,982     3,940,620    22,333,131     29,200,003    26,389,911    29,182,475

   2,054,806   (69,667,608)    (768,025)  (18,238,288)  (20,241,542)  (101,121,979)  (13,388,811)  (17,494,204)

 (38,069,350)  (31,898,117)  (4,285,928)   (2,964,921)  (23,245,518)   (16,405,367)  (18,459,663)  (11,491,088)
  (1,184,844)   (1,215,883)    (175,376)     (175,970)     (881,213)      (957,643)     (784,935)     (662,102)
------------  ------------  -----------  ------------  ------------  -------------  ------------  ------------

   9,826,782   (67,601,494)    (487,347)  (17,438,559)  (22,035,142)   (89,284,986)   (6,243,498)     (464,919)
------------  ------------  -----------  ------------  ------------  -------------  ------------  ------------
  22,073,654   (64,968,745)   1,151,993   (14,393,923)  (25,478,559)   (90,514,474)    3,225,356    22,593,984
 418,753,068   483,721,813   49,054,494    63,448,417   276,160,752    366,675,226   216,790,477   194,196,493
------------  ------------  -----------  ------------  ------------  -------------  ------------  ------------
$440,826,722  $418,753,068  $50,206,487  $ 49,054,494  $250,682,193  $ 276,160,752  $220,015,833  $216,790,477
============  ============  ===========  ============  ============  =============  ============  ============

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A OF
                    METLIFE INVESTORS USA INSURANCE COMPANY

              STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
                FOR THE YEARS ENDED DECEMBER 31, 2006 AND 2005

                                                           MFS RESEARCH              NEUBERGER BERMAN
                                                           INTERNATIONAL                REAL ESTATE
                                                            SUB-ACCOUNT                 SUB-ACCOUNT
                                                    --------------------------  --------------------------
                                                        2006          2005          2006          2005
                                                    ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)..................... $    (24,710) $ (2,398,206) $   (695,598) $ (1,027,290)
  Net realized gain (losses) on investment.........   22,849,846    22,387,428     7,602,988     6,372,185
  Change in unrealized appreciation (depreciation)
   of investments..................................   30,592,548     5,157,571    23,071,116      (174,297)
                                                    ------------  ------------  ------------  ------------
  Net increase (decrease) in net assets resulting
   from operations.................................   53,417,684    25,146,793    29,978,506     5,170,598
                                                    ------------  ------------  ------------  ------------
From capital transactions:
  Payments received from contract owners...........   42,268,038    19,534,950    20,801,468    13,901,674
  Transfers between Sub-Accounts (including fixed
   account), net...................................   10,197,716   (61,653,535)   20,335,194   (25,677,556)
  Transfers for contract benefits and
   terminations....................................  (22,167,484)  (10,407,463)   (6,411,309)   (3,637,359)
  Contract maintenance charges.....................     (800,756)           --      (341,542)     (205,603)
                                                    ------------  ------------  ------------  ------------
  Net increase (decrease) in net assets resulting
   from capital transactions.......................   29,497,514   (52,526,048)   34,383,811   (15,618,844)
                                                    ------------  ------------  ------------  ------------
NET CHANGE IN NET ASSETS...........................   82,915,198   (27,379,255)   64,362,317   (10,448,246)
NET ASSETS - BEGINNING OF PERIOD...................  204,989,567   232,368,822    72,233,498    82,681,744
                                                    ------------  ------------  ------------  ------------
NET ASSETS - END OF PERIOD......................... $287,904,765  $204,989,567  $136,595,815  $ 72,233,498
                                                    ============  ============  ============  ============

                                                              TURNER
                                                          MID-CAP GROWTH
                                                           SUB-ACCOUNT
                                                    -------------------------
                                                        2006         2005
                                                    -----------  ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)..................... $  (786,006) $   (614,031)
  Net realized gain (losses) on investment.........   1,757,112     4,212,013
  Change in unrealized appreciation (depreciation)
   of investments..................................     385,274      (958,525)
                                                    -----------  ------------
  Net increase (decrease) in net assets resulting
   from operations.................................   1,356,380     2,639,457
                                                    -----------  ------------
From capital transactions:
  Payments received from contract owners...........   9,137,550     4,835,320
  Transfers between Sub-Accounts (including fixed
   account), net...................................   3,688,977   (24,082,865)
  Transfers for contract benefits and
   terminations....................................  (3,559,246)   (1,718,359)
  Contract maintenance charges.....................    (165,139)     (140,221)
                                                    -----------  ------------
  Net increase (decrease) in net assets resulting
   from capital transactions.......................   9,102,142   (21,106,125)
                                                    -----------  ------------
NET CHANGE IN NET ASSETS...........................  10,458,522   (18,466,668)
NET ASSETS - BEGINNING OF PERIOD...................  39,253,598    57,720,266
                                                    -----------  ------------
NET ASSETS - END OF PERIOD......................... $49,712,120  $ 39,253,598
                                                    ===========  ============

--------
(a) For the period January 1, 2006 to April 30, 2006
(b) For the period May 1, 2006 to December 31, 2006
(c) For the period November 7, 2005 to December 31, 2005
(d) For the period May 2, 2005 to December 31, 2005

  The accompanying notes are an integral part of these financial statements.

      GOLDMAN SACHS                  METLIFE                      METLIFE                        METLIFE
      MID-CAP VALUE            DEFENSIVE STRATEGY            MODERATE STRATEGY              BALANCED STRATEGY
       SUB-ACCOUNT                 SUB-ACCOUNT                  SUB-ACCOUNT                    SUB-ACCOUNT
-------------------------  --------------------------  ----------------------------  ------------------------------
    2006          2005         2006          2005           2006           2005           2006            2005
------------  -----------  ------------  ------------  --------------  ------------  --------------  --------------
$ (1,930,767) $  (616,315) $ (5,545,682) $ (1,041,424) $  (17,357,809) $ (3,045,707) $  (53,816,040) $   (8,730,671)
   3,265,059   10,292,779     7,627,422     1,332,964      11,879,693     3,960,130      24,321,752       4,906,393

  13,997,891   (2,769,221)   22,998,623     7,272,970      93,530,272    35,770,238     357,213,321     139,053,277
------------  -----------  ------------  ------------  --------------  ------------  --------------  --------------

  15,332,183    6,907,243    25,080,363     7,564,510      88,052,156    36,684,661     327,719,033     135,228,999
------------  -----------  ------------  ------------  --------------  ------------  --------------  --------------
  23,305,265   24,696,313    66,952,838    72,228,685     256,447,936   235,140,028     885,874,982     744,839,691

   8,856,359   (6,180,261)   70,656,423    99,827,601      92,363,825   262,271,757     236,677,713     703,612,982
  (7,593,762)  (4,564,258)  (32,632,044)  (12,384,758)    (71,549,147)  (37,759,508)   (194,621,957)    (93,443,674)
    (390,195)    (237,219)   (1,230,332)     (637,176)     (3,706,043)   (2,271,245)    (11,611,163)     (6,793,517)
------------  -----------  ------------  ------------  --------------  ------------  --------------  --------------

  24,177,667   13,714,575   103,746,885   159,034,352     273,556,571   457,381,032     916,319,575   1,348,215,482
------------  -----------  ------------  ------------  --------------  ------------  --------------  --------------
  39,509,850   20,621,818   128,827,248   166,598,862     361,608,727   494,065,693   1,244,038,608   1,483,444,481
  96,096,991   75,475,173   270,290,202   103,691,340     866,351,374   372,285,681   2,673,665,820   1,190,221,339
------------  -----------  ------------  ------------  --------------  ------------  --------------  --------------
$135,606,841  $96,096,991  $399,117,450  $270,290,202  $1,227,960,101  $866,351,374  $3,917,704,428  $2,673,665,820
============  ===========  ============  ============  ==============  ============  ==============  ==============

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A OF
                    METLIFE INVESTORS USA INSURANCE COMPANY

              STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
                FOR THE YEARS ENDED DECEMBER 31, 2006 AND 2005


                                                     METLIFE GROWTH              METLIFE AGGRESSIVE
                                                        STRATEGY                      STRATEGY
                                                       SUB-ACCOUNT                   SUB-ACCOUNT
                                             ------------------------------  --------------------------
                                                  2006            2005           2006          2005
                                             --------------  --------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss).............. $  (52,146,385) $   (9,070,715) $ (9,548,328) $ (2,949,611)
  Net realized gain (losses) on investment..     18,043,367       5,044,067    10,891,568     1,824,995
  Change in unrealized appreciation
   (depreciation) of investments............    404,325,541     158,330,857    62,614,142    39,921,987
                                             --------------  --------------  ------------  ------------
  Net increase (decrease) in net assets
   resulting from operations................    370,222,523     154,304,209    63,957,382    38,797,371
                                             --------------  --------------  ------------  ------------
From capital transactions:
  Payments received from contract owners....  1,349,680,841     676,269,942   115,468,732   124,548,718
  Transfers between Sub-Accounts (including
   fixed account), net......................    261,117,729     580,940,328     9,336,275   122,869,798
  Transfers for contract benefits and
   terminations.............................   (151,068,704)    (64,893,054)  (41,223,880)  (12,490,417)
  Contract maintenance charges..............    (10,688,916)       (585,173)   (2,121,578)   (1,373,758)
                                             --------------  --------------  ------------  ------------
  Net increase (decrease) in net assets
   resulting from capital transactions......  1,449,040,950   1,191,732,043    81,459,549   233,554,341
                                             --------------  --------------  ------------  ------------
NET CHANGE IN NET ASSETS....................  1,819,263,473   1,346,036,252   145,416,931   272,351,712
NET ASSETS - BEGINNING OF PERIOD............  2,317,496,022     971,459,770   491,059,239   218,707,527
                                             --------------  --------------  ------------  ------------
NET ASSETS - END OF PERIOD.................. $4,136,759,495  $2,317,496,022  $636,476,170  $491,059,239
                                             ==============  ==============  ============  ============

                                                    VAN KAMPEN
                                                     COMSTOCK
                                                    SUB-ACCOUNT
                                             ------------------------
                                                 2006         2005
                                             -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss).............. $  (533,507) $    90,128
  Net realized gain (losses) on investment..     486,896      124,421
  Change in unrealized appreciation
   (depreciation) of investments............   4,864,537      221,096
                                             -----------  -----------
  Net increase (decrease) in net assets
   resulting from operations................   4,817,926      435,645
                                             -----------  -----------
From capital transactions:
  Payments received from contract owners....  15,630,228    9,176,704
  Transfers between Sub-Accounts (including
   fixed account), net......................  14,807,706    7,360,164
  Transfers for contract benefits and
   terminations.............................  (1,604,023)    (179,419)
  Contract maintenance charges..............     (88,238)      (7,043)
                                             -----------  -----------
  Net increase (decrease) in net assets
   resulting from capital transactions......  28,745,673   16,350,406
                                             -----------  -----------
NET CHANGE IN NET ASSETS....................  33,563,599   16,786,051
NET ASSETS - BEGINNING OF PERIOD............  16,786,051           --
                                             -----------  -----------
NET ASSETS - END OF PERIOD.................. $50,349,650  $16,786,051
                                             ===========  ===========

--------
(a) For the period January 1, 2006 to April 30, 2006
(b) For the period May 1, 2006 to December 31, 2006
(c) For the period November 7, 2005 to December 31, 2005
(d) For the period May 2, 2005 to December 31, 2005

  The accompanying notes are an integral part of these financial statements.

                                                                                                                      DREMAN
       LEGG MASON        MET/PUTNAM CAPITAL  MFS EMERGING  LOOMIS SAYLES  MET/AIM CAPITAL JANUS CAPITAL              SMALL-CAP
      VALUE EQUITY         OPPORTUNITIES    MARKETS EQUITY GLOBAL MARKETS  APPRECIATION   APPRECIATION   MFS VALUE     VALUE
      SUB-ACCOUNT           SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT
-----------------------  ------------------ -------------- -------------- --------------- ------------- ----------- -----------
    2006      2005 (C)          2006           2006 (B)       2006 (B)       2006 (B)       2006 (B)     2006 (B)    2006 (B)
-----------  ----------  ------------------ -------------- -------------- --------------- ------------- ----------- -----------
$  (398,348) $     (874)      $ (2,539)       $   32,054     $   24,263     $   (7,131)    $  (12,260)  $   36,085  $  (16,898)
    630,970           4         10,175           (58,383)       (23,482)       128,230         (1,758)     247,940      14,858

  2,399,674      (8,725)         9,944           976,734        543,839        (89,243)        87,278      158,096     398,756
-----------  ----------       --------        ----------     ----------     ----------     ----------   ----------  ----------

  2,632,296      (9,595)        17,580           950,405        544,620         31,856         73,260      442,121     396,716
-----------  ----------       --------        ----------     ----------     ----------     ----------   ----------  ----------
 27,151,107   1,283,657        337,154         1,859,077      2,094,978        697,824        777,008    4,196,317   3,031,404

  9,742,756      61,677         11,264         6,810,729      5,209,906        433,224        562,649    1,494,047   1,888,210
   (752,979)         --           (513)         (187,565)       (55,791)       (29,057)        (2,365)     (40,727)    (28,287)
    (20,637)        (29)            --            (7,987)        (6,804)            --           (143)        (504)       (414)
-----------  ----------       --------        ----------     ----------     ----------     ----------   ----------  ----------

 36,120,247   1,345,305        347,905         8,474,254      7,242,289      1,101,991      1,337,149    5,649,133   4,890,913
-----------  ----------       --------        ----------     ----------     ----------     ----------   ----------  ----------
 38,752,543   1,335,710        365,485         9,424,659      7,786,909      1,133,847      1,410,409    6,091,254   5,287,629
  1,335,710          --             --                --             --             --             --           --          --
-----------  ----------       --------        ----------     ----------     ----------     ----------   ----------  ----------
$40,088,253  $1,335,710       $365,485        $9,424,659     $7,786,909     $1,133,847     $1,410,409   $6,091,254  $5,287,629
===========  ==========       ========        ==========     ==========     ==========     ==========   ==========  ==========

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A OF
                    METLIFE INVESTORS USA INSURANCE COMPANY

              STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
                FOR THE YEARS ENDED DECEMBER 31, 2006 AND 2005

                                                                              PIONEER     PIONEER     BLACKROCK
                                                                  PIONEER     MID-CAP    STRATEGIC    LARGE-CAP   BLACKROCK
                                                                   FUND        VALUE      INCOME        CORE     HIGH YIELD
                                                                SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT
                                                                ----------- ----------- -----------  ----------- -----------
                                                                 2006 (B)    2006 (B)    2006 (B)     2006 (B)    2006 (B)
                                                                ----------- ----------- -----------  ----------- -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)................................. $  (23,731) $  (24,842) $ 1,494,514  $  (14,614) $  (26,007)
  Net realized gain (losses) on investment.....................      1,627      35,009        4,153         780       2,005
  Change in unrealized appreciation (depreciation) of
   investments.................................................    244,133     223,664     (633,361)    127,174     162,300
                                                                ----------  ----------  -----------  ----------  ----------
  Net increase (decrease) in net assets resulting from
   operations..................................................    222,029     233,831      865,306     113,340     138,298
                                                                ----------  ----------  -----------  ----------  ----------
From capital transactions:
  Payments received from contract owners.......................  3,052,915   2,305,348   32,862,325   1,247,987   2,305,612
  Transfers between Sub-Accounts (including fixed account),
   net.........................................................    731,725   1,568,200    4,493,036     592,108     862,288
  Transfers for contract benefits and terminations.............   (167,237)   (202,277)    (781,428)     (5,626)    (59,618)
  Contract maintenance charges.................................       (235)       (511)         (45)        (66)       (182)
                                                                ----------  ----------  -----------  ----------  ----------
  Net increase (decrease) in net assets resulting from capital
   transactions................................................  3,617,168   3,670,760   36,573,888   1,834,403   3,108,100
                                                                ----------  ----------  -----------  ----------  ----------
NET CHANGE IN NET ASSETS.......................................  3,839,197   3,904,591   37,439,194   1,947,743   3,246,398
NET ASSETS - BEGINNING OF PERIOD...............................         --          --           --          --          --
                                                                ----------  ----------  -----------  ----------  ----------
NET ASSETS - END OF PERIOD..................................... $3,839,197  $3,904,591  $37,439,194  $1,947,743  $3,246,398
                                                                ==========  ==========  ===========  ==========  ==========

--------
(a) For the period January 1, 2006 to April 30, 2006
(b) For the period May 1, 2006 to December 31, 2006
(c) For the period November 7, 2005 to December 31, 2005
(d) For the period May 2, 2005 to December 31, 2005

  The accompanying notes are an integral part of these financial statements.

                                                                AIM V.I.
    AIM V.I. PREMIER      AIM V.I.     AIM V.I. CAPITAL      INTERNATIONAL         AIM V.I. BASIC
         EQUITY          CORE EQUITY     APPRECIATION            GROWTH               BALANCED
      SUB-ACCOUNT        SUB-ACCOUNT     SUB-ACCOUNT          SUB-ACCOUNT            SUB-ACCOUNT
-----------------------  ----------- -------------------  -------------------  ----------------------
  2006 (A)      2005      2006 (B)      2006      2005       2006      2005       2006        2005
-----------  ----------  ----------- ---------  --------  ---------  --------  ----------  ----------
$     7,015  $   (8,086) $   (4,933) $  (9,066) $ (9,121) $  (3,869) $ (5,719) $    4,326  $     (301)
   (150,529)    (56,891)      7,179     (6,233)  (10,715)    47,565     1,383       2,685     (11,929)

    205,662     114,334      91,646     45,746    67,960    162,553   124,742      79,162      51,224
-----------  ----------  ----------  ---------  --------  ---------  --------  ----------  ----------

     62,148      49,357      93,892     30,447    48,124    206,249   120,406      86,173      38,994
-----------  ----------  ----------  ---------  --------  ---------  --------  ----------  ----------
         --          --          --        220       720        724       744          --          --
 (1,236,936)    (23,722)  1,213,426    (12,684)  (18,547)       883    (9,669)    (24,561)    (23,565)
    (61,324)   (184,260)   (130,960)   (94,076)  (41,023)  (147,488)  (38,731)   (109,335)   (156,023)
         --          --          --         --        --         --        --          --          --
-----------  ----------  ----------  ---------  --------  ---------  --------  ----------  ----------
 (1,298,260)   (207,982)  1,082,466   (106,540)  (58,850)  (145,881)  (47,656)   (133,896)   (179,588)
-----------  ----------  ----------  ---------  --------  ---------  --------  ----------  ----------
 (1,236,112)   (158,625)  1,176,358    (76,093)  (10,726)    60,368    72,750     (47,723)   (140,594)
  1,236,112   1,394,737          --    708,491   719,217    839,474   766,724   1,025,135   1,165,729
-----------  ----------  ----------  ---------  --------  ---------  --------  ----------  ----------
$        --  $1,236,112  $1,176,358  $ 632,398  $708,491  $ 899,842  $839,474  $  977,412  $1,025,135
===========  ==========  ==========  =========  ========  =========  ========  ==========  ==========

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A OF
                    METLIFE INVESTORS USA INSURANCE COMPANY

              STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
                FOR THE YEARS ENDED DECEMBER 31, 2006 AND 2005



                                                                           MFS                 MFS                 MFS
                                                                        RESEARCH         INVESTORS TRUST      NEW DISCOVERY
                                                                       SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                                                   ------------------  ------------------  ------------------
                                                                     2006      2005      2006      2005      2006      2005
                                                                   --------  --------  --------  --------  --------  --------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss).................................... $ (2,619) $ (3,069) $ (1,482) $ (1,388) $ (2,939) $ (2,943)
  Net realized gain (losses) on investment........................    1,650    (2,744)    1,646     1,107     6,942    (2,079)
  Change in unrealized appreciation (depreciation) of investments.   25,898    26,000    17,615     9,733    19,144    10,671
                                                                   --------  --------  --------  --------  --------  --------
  Net increase (decrease) in net assets resulting from operations.   24,929    20,187    17,779     9,452    23,147     5,649
                                                                   --------  --------  --------  --------  --------  --------
From capital transactions:
  Payments received from contract owners..........................       --        --        --        --        --        --
  Transfers between Sub-Accounts (including fixed account), net...  (33,509)   (7,747)       --    (8,412)      (25)  (15,622)
  Transfers for contract benefits and terminations................  (51,508)  (24,407)  (11,633)   (5,995)  (25,624)  (17,032)
  Contract maintenance charges....................................       --        --        --        --        --        --
                                                                   --------  --------  --------  --------  --------  --------
  Net increase (decrease) in net assets resulting from capital transactions...................................................  (85,017)  (32,154)  (11,633)  (14,407)  (25,649)  (32,654)
                                                                   --------  --------  --------  --------  --------  --------
NET CHANGE IN NET ASSETS..........................................  (60,088)  (11,967)    6,146    (4,955)   (2,502)  (27,005)
NET ASSETS - BEGINNING OF PERIOD..................................  336,793   348,760   164,685   169,640   208,682   235,687
                                                                   --------  --------  --------  --------  --------  --------
NET ASSETS - END OF PERIOD........................................ $276,705  $336,793  $170,831  $164,685  $206,180  $208,682
                                                                   ========  ========  ========  ========  ========  ========

--------
(a) For the period January 1, 2006 to April 30, 2006
(b) For the period May 1, 2006 to December 31, 2006
(c) For the period November 7, 2005 to December 31, 2005
(d) For the period May 2, 2005 to December 31, 2005

  The accompanying notes are an integral part of these financial statements.

 OPPENHEIMER MAIN STREET     OPPENHEIMER        OPPENHEIMER    OPPENHEIMER MAIN STREET
   GROWTH & INCOME              BOND          STRATEGIC BOND    SMALL-CAP GROWTH
     SUB-ACCOUNT             SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT
 ----------------------  ------------------  ----------------  ----------------------
   2006        2005        2006      2005     2006     2005      2006        2005
  --------    --------   --------  --------  ------- --------   --------    --------
 $   (808)   $    (17)   $ 14,378  $ 14,798  $ 1,384 $  3,510  $ (2,489)   $ (2,578)
    1,182        (440)       (622)    1,157       66    6,425    23,771      11,080
   38,049      13,076      (1,473)  (11,332)   1,453   (9,004)    3,332       5,659
  --------    --------   --------  --------  ------- --------   --------    --------
   38,423      12,619      12,283     4,623    2,903      931    24,614      14,161
  --------    --------   --------  --------  ------- --------   --------    --------
       --          --          --        --       --       --        --          --
       --      (4,071)         --   (22,463)      --       --        --     (12,275)
  (12,028)    (27,708)    (60,365)  (12,439)       1  (64,320)  (27,289)     (6,677)
       --          --          --        --       --       --        --          --
  --------    --------   --------  --------  ------- --------   --------    --------
  (12,028)    (31,779)    (60,365)  (34,902)       1  (64,320)  (27,289)    (18,952)
  --------    --------   --------  --------  ------- --------   --------    --------
   26,395     (19,160)    (48,082)  (30,279)   2,904  (63,389)   (2,675)     (4,791)
  295,228     314,388     372,459   402,738   48,414  111,803   190,080     194,871
  --------    --------   --------  --------  ------- --------   --------    --------
 $321,623    $295,228    $324,377  $372,459  $51,318 $ 48,414  $187,405    $190,080
  ========    ========   ========  ========  ======= ========   ========    ========

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A OF
                    METLIFE INVESTORS USA INSURANCE COMPANY

              STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
                FOR THE YEARS ENDED DECEMBER 31, 2006 AND 2005

                                                            OPPENHEIMER               FIDELITY
                                                               MONEY                ASSET MANAGER
                                                            SUB-ACCOUNT              SUB-ACCOUNT
                                                        -------------------  --------------------------
                                                          2006       2005        2006          2005
                                                        --------  ---------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)......................... $  6,073  $   3,282  $  2,034,828  $  2,187,678
  Net realized gain (losses) on investment.............       --         --    (1,181,456)   (2,055,680)
  Change in unrealized appreciation (depreciation) of
   investments.........................................       --         --     7,246,543     3,606,847
                                                        --------  ---------  ------------  ------------
  Net increase (decrease) in net assets resulting from
   operations..........................................    6,073      3,282     8,099,915     3,738,845
                                                        --------  ---------  ------------  ------------
From capital transactions:
  Payments received from contract owners...............       --         --            --     7,546,788
  Transfers between Sub-Accounts (including fixed
   account), net.......................................   (4,329)   (27,260)      440,619    (9,921,558)
  Transfers for contract benefits and terminations.....   (9,345)   (78,764)  (17,861,267)  (16,300,590)
  Contract maintenance charges.........................       --         --            --            --
                                                        --------  ---------  ------------  ------------
  Net increase (decrease) in net assets resulting from
   capital transactions................................  (13,674)  (106,024)  (17,420,648)  (18,675,360)
                                                        --------  ---------  ------------  ------------
NET CHANGE IN NET ASSETS...............................   (7,601)  (102,742)   (9,320,733)  (14,936,515)
NET ASSETS - BEGINNING OF PERIOD.......................  195,378    298,120   149,964,735   164,901,250
                                                        --------  ---------  ------------  ------------
NET ASSETS - END OF PERIOD............................. $187,777  $ 195,378  $140,644,002  $149,964,735
                                                        ========  =========  ============  ============

                                                                 FIDELITY
                                                                  GROWTH
                                                                SUB-ACCOUNT
                                                        --------------------------
                                                            2006          2005
                                                        ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)......................... $ (2,084,858) $ (1,934,714)
  Net realized gain (losses) on investment.............   (3,545,302)   (7,095,149)
  Change in unrealized appreciation (depreciation) of
   investments.........................................   17,161,078    18,387,197
                                                        ------------  ------------
  Net increase (decrease) in net assets resulting from
   operations..........................................   11,530,918     9,357,334
                                                        ------------  ------------
From capital transactions:
  Payments received from contract owners...............      145,629    13,927,867
  Transfers between Sub-Accounts (including fixed
   account), net.......................................    1,142,151   (21,537,464)
  Transfers for contract benefits and terminations.....  (28,983,611)  (22,019,362)
  Contract maintenance charges.........................           --            --
                                                        ------------  ------------
  Net increase (decrease) in net assets resulting from
   capital transactions................................  (27,695,831)  (29,628,959)
                                                        ------------  ------------
NET CHANGE IN NET ASSETS...............................  (16,164,913)  (20,271,625)
NET ASSETS - BEGINNING OF PERIOD.......................  231,030,576   251,302,201
                                                        ------------  ------------
NET ASSETS - END OF PERIOD............................. $214,865,663  $231,030,576
                                                        ============  ============

--------
(a) For the period January 1, 2006 to April 30, 2006
(b) For the period May 1, 2006 to December 31, 2006
(c) For the period November 7, 2005 to December 31, 2005
(d) For the period May 2, 2005 to December 31, 2005

  The accompanying notes are an integral part of these financial statements.

         FIDELITY                   FIDELITY                  FIDELITY                   FIDELITY
        CONTRAFUND                  OVERSEAS                EQUITY-INCOME                INDEX 500
        SUB-ACCOUNT                SUB-ACCOUNT               SUB-ACCOUNT                SUB-ACCOUNT
--------------------------  ------------------------  ------------------------  --------------------------
    2006          2005          2006         2005         2006         2005         2006          2005
------------  ------------  -----------  -----------  -----------  -----------  ------------  ------------
$   (202,376) $ (3,078,678) $   (40,101) $   (62,833) $   363,303  $    69,511  $    584,827  $    727,778
  34,968,032     3,929,907      409,953     (102,783)   2,980,288    1,042,518     3,236,705     1,609,808
  (3,008,548)   41,502,534    1,335,588    1,878,817      (86,741)    (282,062)   14,008,767     2,214,439
------------  ------------  -----------  -----------  -----------  -----------  ------------  ------------

  31,757,108    42,353,763    1,705,440    1,713,201    3,256,850      829,967    17,830,299     4,552,025
------------  ------------  -----------  -----------  -----------  -----------  ------------  ------------
   3,586,557    17,345,073       46,730      243,188       49,041       82,641            --        17,608

  10,570,868       829,649       18,062     (196,354)    (337,108)    (180,764)     (421,580)  (11,379,815)
 (23,563,894)  (23,199,750)  (1,818,178)  (1,699,999)  (5,753,608)  (3,776,055)  (21,236,475)  (10,487,336)
        (445)           --           --           --           --           --            --            --
------------  ------------  -----------  -----------  -----------  -----------  ------------  ------------
  (9,406,914)   (5,025,028)  (1,753,386)  (1,653,165)  (6,041,675)  (3,874,178)  (21,658,055)  (21,849,543)
------------  ------------  -----------  -----------  -----------  -----------  ------------  ------------
  22,350,194    37,328,735      (47,946)      60,036   (2,784,825)  (3,044,211)   (3,827,756)  (17,297,518)
 316,067,973   278,739,238   11,307,291   11,247,255   20,594,607   23,638,818   139,624,446   156,921,964
------------  ------------  -----------  -----------  -----------  -----------  ------------  ------------
$338,418,167  $316,067,973  $11,259,345  $11,307,291  $17,809,782  $20,594,607  $135,796,690  $139,624,446
============  ============  ===========  ===========  ===========  ===========  ============  ============

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A OF
                    METLIFE INVESTORS USA INSURANCE COMPANY

              STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
                FOR THE YEARS ENDED DECEMBER 31, 2006 AND 2005

                                                                           FIDELITY           FIDELITY
                                                                         MONEY MARKET          MID CAP
                                                                          SUB-ACCOUNT        SUB-ACCOUNT
                                                                   ------------------------  -----------
                                                                       2006         2005        2006
                                                                   -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss).................................... $ 1,152,277  $   508,284  $   (86,138)
  Net realized gain (losses) on investment........................          --           --        1,917
  Change in unrealized appreciation (depreciation) of investments.          --           --      651,462
                                                                   -----------  -----------  -----------
  Net increase (decrease) in net assets resulting from operations.   1,152,277      508,284      567,241
                                                                   -----------  -----------  -----------
From capital transactions:
  Payments received from contract owners..........................      54,130    8,117,814   13,266,777
  Transfers between Sub-Accounts (including fixed account), net...   5,613,103   (3,173,149)     504,093
  Transfers for contract benefits and terminations................  (2,708,725)  (3,244,973)    (192,318)
  Contract maintenance charges....................................          --           --           --
                                                                   -----------  -----------  -----------
  Net increase (decrease) in net assets resulting from capital
   transactions...................................................   2,958,508    1,699,692   13,578,552
                                                                   -----------  -----------  -----------
NET CHANGE IN NET ASSETS..........................................   4,110,785    2,207,976   14,145,793
NET ASSETS - BEGINNING OF PERIOD..................................  31,496,514   29,288,538           --
                                                                   -----------  -----------  -----------
NET ASSETS - END OF PERIOD........................................ $35,607,299  $31,496,514  $14,145,793
                                                                   ===========  ===========  ===========

                                                                       DWS INTERNATIONAL
                                                                          SUB-ACCOUNT
                                                                   ------------------------
                                                                       2006         2005
                                                                   -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss).................................... $   155,765  $    58,000
  Net realized gain (losses) on investment........................     148,747     (197,126)
  Change in unrealized appreciation (depreciation) of investments.   6,490,367    3,662,606
                                                                   -----------  -----------
  Net increase (decrease) in net assets resulting from operations.   6,794,879    3,523,480
                                                                   -----------  -----------
From capital transactions:
  Payments received from contract owners..........................          --    2,218,565
  Transfers between Sub-Accounts (including fixed account), net...   2,365,834     (261,578)
  Transfers for contract benefits and terminations................  (1,641,028)  (1,696,765)
  Contract maintenance charges....................................          --           --
                                                                   -----------  -----------
  Net increase (decrease) in net assets resulting from capital
   transactions...................................................     724,806      260,222
                                                                   -----------  -----------
NET CHANGE IN NET ASSETS..........................................   7,519,685    3,783,702
NET ASSETS - BEGINNING OF PERIOD..................................  27,740,668   23,956,966
                                                                   -----------  -----------
NET ASSETS - END OF PERIOD........................................ $35,260,353  $27,740,668
                                                                   ===========  ===========

--------
(a) For the period January 1, 2006 to April 30, 2006
(b) For the period May 1, 2006 to December 31, 2006
(c) For the period November 7, 2005 to December 31, 2005
(d) For the period May 2, 2005 to December 31, 2005

  The accompanying notes are an integral part of these financial statements.

      FI MID CAP                      FI VALUE           RUSSELL
     OPPORTUNITIES      FI LARGE CAP   LEADERS          2000 INDEX          FI INTERNATIONAL
      SUB-ACCOUNT       SUB-ACCOUNT  SUB-ACCOUNT       SUB-ACCOUNT          STOCK SUB-ACCOUNT
----------------------  ------------ ----------- -----------------------  --------------------
   2006        2005       2006 (B)    2006 (B)       2006        2005        2006       2005
----------  ----------  ------------ ----------- -----------  ----------  ----------  --------
$  (63,289) $  (48,846)  $  (17,266) $  (24,722) $   (30,808) $  (39,356) $  (13,218) $ (4,439)
    93,317     (12,734)       1,885      (7,023)     696,022     534,730      71,961    17,991
   423,008     295,898      132,500     143,802      418,666    (275,880)    202,153    84,277
----------  ----------   ----------  ----------  -----------  ----------  ----------  --------
   453,036     234,318      117,119     112,057    1,083,880     219,494     260,896    97,829
----------  ----------   ----------  ----------  -----------  ----------  ----------  --------
     4,807     557,376    1,694,989   1,290,715        7,989   1,010,785   2,282,869     3,850
 1,225,846     326,714      490,335   1,434,064    2,478,910     290,189     231,350   159,978
  (527,332)   (349,078)     (15,912)   (174,151)  (2,466,445)   (547,802)   (225,249)  (79,269)
        --          --         (486)       (598)          --          --          --        --
----------  ----------   ----------  ----------  -----------  ----------  ----------  --------

   703,321     535,012    2,168,926   2,550,030       20,454     753,172   2,288,970    84,559
----------  ----------   ----------  ----------  -----------  ----------  ----------  --------
 1,156,357     769,330    2,286,045   2,662,087    1,104,334     972,666   2,549,866   182,388
 4,104,050   3,334,720           --          --    7,123,561   6,150,895     683,055   500,667
----------  ----------   ----------  ----------  -----------  ----------  ----------  --------
$5,260,407  $4,104,050   $2,286,045  $2,662,087  $ 8,227,895  $7,123,561  $3,232,921  $683,055
==========  ==========   ==========  ==========  ===========  ==========  ==========  ========

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A OF
                    METLIFE INVESTORS USA INSURANCE COMPANY

              STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
                FOR THE YEARS ENDED DECEMBER 31, 2006 AND 2005

                                                                                         BLACKROCK
                                                                  METLIFE             LEGACY LARGE-CAP
                                                                STOCK INDEX                GROWTH
                                                                SUB-ACCOUNT             SUB-ACCOUNT
                                                        --------------------------  -------------------
                                                            2006          2005         2006      2005
                                                        ------------  ------------  ---------  --------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)......................... $    776,642  $   (308,211) $  (6,322) $ (3,289)
  Net realized gain (losses) on investment.............   22,530,720     7,236,141     35,441    21,191
  Change in unrealized appreciation (depreciation) of
   investments.........................................   14,814,465     1,637,038    (10,727)    4,508
                                                        ------------  ------------  ---------  --------
  Net increase (decrease) in net assets resulting from
   operations..........................................   38,121,827     8,564,968     18,392    22,410
                                                        ------------  ------------  ---------  --------
From capital transactions:
  Payments received from contract owners...............   16,105,165    35,247,947         --    59,514
  Transfers between Sub-Accounts (including fixed
   account), net.......................................  (12,431,402)   (7,532,912)   315,780    71,110
  Transfers for contract benefits and terminations.....  (29,586,478)  (23,778,695)  (238,705)  (13,523)
  Contract maintenance charges.........................     (806,280)     (746,501)        --        --
                                                        ------------  ------------  ---------  --------
  Net increase (decrease) in net assets resulting from
   capital transactions................................  (26,718,995)    3,189,839     77,075   117,101
                                                        ------------  ------------  ---------  --------
NET CHANGE IN NET ASSETS...............................   11,402,832    11,754,807     95,467   139,511
NET ASSETS - BEGINNING OF PERIOD.......................  301,690,699   289,935,892    443,189   303,678
                                                        ------------  ------------  ---------  --------
NET ASSETS - END OF PERIOD............................. $313,093,531  $301,690,699  $ 538,656  $443,189
                                                        ============  ============  =========  ========

                                                                BLACKROCK
                                                             STRATEGIC VALUE
                                                               SUB-ACCOUNT
                                                        ------------------------
                                                            2006         2005
                                                        -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)......................... $  (125,282) $  (138,468)
  Net realized gain (losses) on investment.............   2,389,348      863,778
  Change in unrealized appreciation (depreciation) of
   investments.........................................    (537,903)    (377,877)
                                                        -----------  -----------
  Net increase (decrease) in net assets resulting from
   operations..........................................   1,726,163      347,433
                                                        -----------  -----------
From capital transactions:
  Payments received from contract owners...............          --    1,997,517
  Transfers between Sub-Accounts (including fixed
   account), net.......................................   1,018,805      250,543
  Transfers for contract benefits and terminations.....    (722,814)    (483,344)
  Contract maintenance charges.........................          --           --
                                                        -----------  -----------
  Net increase (decrease) in net assets resulting from
   capital transactions................................     295,991    1,764,716
                                                        -----------  -----------
NET CHANGE IN NET ASSETS...............................   2,022,154    2,112,149
NET ASSETS - BEGINNING OF PERIOD.......................  11,283,336    9,171,187
                                                        -----------  -----------
NET ASSETS - END OF PERIOD............................. $13,305,490  $11,283,336
                                                        ===========  ===========

--------
(a) For the period January 1, 2006 to April 30, 2006
(b) For the period May 1, 2006 to December 31, 2006
(c) For the period November 7, 2005 to December 31, 2005
(d) For the period May 2, 2005 to December 31, 2005

  The accompanying notes are an integral part of these financial statements.


       BLACKROCK               BLACKROCK           LEHMAN BROTHERS         HARRIS OAKMARK
      BOND INCOME           LARGE-CAP VALUE     AGGREGATE BOND INDEX       LARGE-CAP VALUE
      SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT
-----------------------  --------------------  ----------------------  ----------------------
  2006 (B)      2005        2006       2005       2006        2005        2006        2005
-----------  ----------  ----------  --------  ----------  ----------  ----------  ----------
$    98,654  $   55,386  $   (3,815) $ (3,741) $  129,015  $   67,432  $  (32,638) $  (34,138)
    (25,956)     19,108     104,587    45,549     (43,775)       (580)    211,588     100,980

    221,483     (48,894)    146,034    (3,542)     33,771     (44,909)    695,429    (190,418)
-----------  ----------  ----------  --------  ----------  ----------  ----------  ----------

    294,181      25,600     246,806    38,266     119,011      21,943     874,379    (123,576)
-----------  ----------  ----------  --------  ----------  ----------  ----------  ----------
  5,238,410     480,460          --   121,408          --     623,715          --     990,460

  3,230,445   1,050,830   1,196,023   250,672     875,020   1,222,982     723,588     452,335
   (214,649)   (172,164)   (136,254)  (58,441)   (356,252)   (197,040)   (724,252)   (279,328)
       (797)         --          --        --          --          --          --          --
-----------  ----------  ----------  --------  ----------  ----------  ----------  ----------

  8,253,409   1,359,126   1,059,769   313,639     518,768   1,649,657        (664)  1,163,467
-----------  ----------  ----------  --------  ----------  ----------  ----------  ----------
  8,547,590   1,384,726   1,306,575   351,905     637,779   1,671,600     873,715   1,039,891
  3,363,782   1,979,056     959,195   607,290   3,972,358   2,300,758   5,483,921   4,444,030
-----------  ----------  ----------  --------  ----------  ----------  ----------  ----------
$11,911,372  $3,363,782  $2,265,770  $959,195  $4,610,137  $3,972,358  $6,357,636  $5,483,921
===========  ==========  ==========  ========  ==========  ==========  ==========  ==========

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A OF
                    METLIFE INVESTORS USA INSURANCE COMPANY

              STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
                FOR THE YEARS ENDED DECEMBER 31, 2006 AND 2005

                                                            MORGAN STANLEY                MFS                    METLIFE
                                                              EAFE INDEX              TOTAL RETURN         MID CAP STOCK INDEX
                                                              SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT
                                                        ----------------------  -----------------------  -----------------------
                                                           2006        2005       2006 (B)      2005         2006        2005
                                                        ----------- ----------  -----------  ----------  -----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)......................... $    33,345 $    9,145  $    63,480  $   15,916  $   (15,661) $  (42,644)
  Net realized gain (losses) on investment.............     186,350     44,220      254,665      87,360      845,332     382,514
  Change in unrealized appreciation (depreciation) of
   investments.........................................   2,136,117    741,422    1,695,231      33,936      (33,851)    346,192
                                                        ----------- ----------  -----------  ----------  -----------  ----------
  Net increase (decrease) in net assets resulting from
   operations..........................................   2,355,812    794,787    2,013,376     137,212      795,820     686,062
                                                        ----------- ----------  -----------  ----------  -----------  ----------
From capital transactions:
  Payments received from contract owners...............          --  1,316,886   14,394,182   1,127,436           --   1,477,848
  Transfers between Sub-Accounts (including fixed
   account), net.......................................   3,352,401  2,406,994    5,280,199   2,840,083    3,271,964   1,343,574
  Transfers for contract benefits and terminations.....     575,439   (398,270)    (588,011)   (309,012)      24,952    (441,563)
  Contract maintenance charges.........................          --         --         (371)         --           --          --
                                                        ----------- ----------  -----------  ----------  -----------  ----------
  Net increase (decrease) in net assets resulting from
   capital transactions................................   3,927,840  3,325,610   19,085,999   3,658,507    3,296,916   2,379,859
                                                        ----------- ----------  -----------  ----------  -----------  ----------
NET CHANGE IN NET ASSETS...............................   6,283,652  4,120,397   21,099,375   3,795,719    4,092,736   3,065,921
NET ASSETS - BEGINNING OF PERIOD.......................   8,127,890  4,007,493    7,938,057   4,142,338    7,899,398   4,833,477
                                                        ----------- ----------  -----------  ----------  -----------  ----------
NET ASSETS - END OF PERIOD............................. $14,411,542 $8,127,890  $29,037,432  $7,938,057  $11,992,134  $7,899,398
                                                        =========== ==========  ===========  ==========  ===========  ==========

--------
(a) For the period January 1, 2006 to April 30, 2006
(b) For the period May 1, 2006 to December 31, 2006
(c) For the period November 7, 2005 to December 31, 2005
(d) For the period May 2, 2005 to December 31, 2005

  The accompanying notes are an integral part of these financial statements.

       DAVIS VENTURE               HARRIS OAKMARK                 JENNISON                    BLACKROCK
           VALUE                    FOCUSED VALUE                  GROWTH                   MONEY MARKET
        SUB-ACCOUNT                  SUB-ACCOUNT                 SUB-ACCOUNT                 SUB-ACCOUNT
---------------------------  --------------------------  --------------------------  --------------------------
    2006           2005          2006          2005          2006        2005 (D)        2006        2005 (D)
------------  -------------  ------------  ------------  ------------  ------------  ------------  ------------
$ (5,462,426) $  (5,998,493) $ (6,027,278) $ (6,327,042) $ (3,050,334) $ (2,803,623) $  4,796,432  $  1,115,446
  14,837,619     34,530,525    53,077,068    24,657,340     3,937,509    10,593,897            --            --

  62,048,081     14,273,879    (8,192,739)   10,043,847       282,830     8,099,848            --            --
------------  -------------  ------------  ------------  ------------  ------------  ------------  ------------

  71,423,274     42,805,911    38,857,051    28,374,145     1,170,005    15,890,122     4,796,432     1,115,446
------------  -------------  ------------  ------------  ------------  ------------  ------------  ------------
  49,163,247     64,900,599    27,393,643    41,353,997    20,121,883    17,173,339    87,505,454    44,029,115
 (12,982,360)  (141,740,980)  (28,427,591)  (70,102,136)   (6,987,982)  (67,946,368)   46,670,865   103,704,923
 (47,695,562)   (29,024,741)  (33,520,553)  (24,079,774)  (15,626,572)   (9,423,590)  (74,616,785)  (24,703,796)
  (2,083,064)    (1,896,065)   (1,320,188)   (1,303,124)     (650,374)     (628,275)     (563,703)     (402,898)
------------  -------------  ------------  ------------  ------------  ------------  ------------  ------------
 (13,597,739)  (107,761,187)  (35,874,689)  (54,131,037)   (3,143,045)  (60,824,894)   58,995,831   122,627,344
------------  -------------  ------------  ------------  ------------  ------------  ------------  ------------
  57,825,535    (64,955,276)    2,982,362   (25,756,892)   (1,973,040)  (44,934,772)   63,792,263   123,742,790
 574,773,194    639,728,470   399,066,263   424,823,155   184,124,042   229,058,814   123,785,657        42,867
------------  -------------  ------------  ------------  ------------  ------------  ------------  ------------
$632,598,729  $ 574,773,194  $402,048,625  $399,066,263  $182,151,002  $184,124,042  $187,577,920  $123,785,657
============  =============  ============  ============  ============  ============  ============  ============

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A OF
                    METLIFE INVESTORS USA INSURANCE COMPANY

              STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
                FOR THE YEARS ENDED DECEMBER 31, 2006 AND 2005


                                                            T. ROWE PRICE          WESTERN ASSET                       METLIFE
                                                              SMALL-CAP              MANAGEMENT         OPPENHEIMER  AGGRESSIVE
                                                               GROWTH             U.S. GOVERNMENT      GLOBAL EQUITY ALLOCATION
                                                             SUB-ACCOUNT            SUB-ACCOUNT         SUB-ACCOUNT  SUB-ACCOUNT
                                                        --------------------  -----------------------  ------------- -----------
                                                           2006       2005      2006 (B)    2005 (D)       2006       2006 (B)
                                                        ----------  --------  -----------  ----------  ------------- -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)......................... $  (14,146) $ (8,724) $     2,750  $  (29,973)  $  (17,646)  $  (10,494)
  Net realized gain (losses) on investment.............     74,264    11,710       (2,680)     (2,529)      (2,193)         433
  Change in unrealized appreciation (depreciation) of
   investments.........................................    (43,204)   71,200      497,136       7,855      315,865       82,120
                                                        ----------  --------  -----------  ----------   ----------   ----------
  Net increase (decrease) in net assets resulting from
   operations..........................................     16,914    74,186      497,206     (24,647)     296,026       72,059
                                                        ----------  --------  -----------  ----------   ----------   ----------
From capital transactions:
  Payments received from contract owners...............     18,223    85,540   16,388,899   1,679,808    3,327,901      621,986
  Transfers between Sub-Accounts (including fixed
   account), net.......................................    438,151   419,104    1,676,206   4,646,702      143,091      643,257
  Transfers for contract benefits and terminations.....   (290,294)  (65,018)    (533,342)   (260,174)     (75,516)     (69,363)
  Contract maintenance charges.........................         --        --      (30,329)       (906)          --         (250)
                                                        ----------  --------  -----------  ----------   ----------   ----------
  Net increase (decrease) in net assets resulting from
   capital transactions................................    166,080   439,626   17,501,434   6,065,430    3,395,476    1,195,630
                                                        ----------  --------  -----------  ----------   ----------   ----------
NET CHANGE IN NET ASSETS...............................    182,994   513,812   17,998,640   6,040,783    3,691,502    1,267,689
NET ASSETS - BEGINNING OF PERIOD.......................    932,545   418,733    6,040,783          --           --           --
                                                        ----------  --------  -----------  ----------   ----------   ----------
NET ASSETS - END OF PERIOD............................. $1,115,539  $932,545  $24,039,423  $6,040,783   $3,691,502   $1,267,689
                                                        ==========  ========  ===========  ==========   ==========   ==========

--------
(a) For the period January 1, 2006 to April 30, 2006
(b) For the period May 1, 2006 to December 31, 2006
(c) For the period November 7, 2005 to December 31, 2005
(d) For the period May 2, 2005 to December 31, 2005

  The accompanying notes are an integral part of these financial statements.

               METLIFE                   METLIFE
  METLIFE    CONSERVATIVE   METLIFE    MODERATE TO
CONSERVATIVE TO MODERATE   MODERATE    AGGRESSIVE   VAN KAMPEN STRATEGIC      VAN KAMPEN
 ALLOCATION   ALLOCATION  ALLOCATION   ALLOCATION          GROWTH             ENTERPRISE
SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT       SUB-ACCOUNT          SUB-ACCOUNT
------------ ------------ -----------  -----------  --------------------  ------------------
  2006 (B)     2006 (B)    2006 (B)     2006 (B)       2006     2005 (C)    2006      2005
------------ ------------ -----------  -----------  ----------  --------  --------  --------
 $  (16,483)  $  (22,648) $  (137,912) $  (159,738) $  (38,247) $ (4,855) $ (1,520) $ (1,040)
        400         (332)         800       76,718     (22,738)  (25,226)     (341)   (1,785)

     85,892      190,255    1,089,188    1,393,842     174,791    55,406    10,578    12,802
 ----------   ----------  -----------  -----------  ----------  --------  --------  --------

     69,809      167,275      952,076    1,310,822     113,806    25,325     8,717     9,977
 ----------   ----------  -----------  -----------  ----------  --------  --------  --------
    720,743    1,879,885    9,832,340   12,408,623   4,483,815        --        --        --

  1,303,300    1,026,913    7,587,102    8,988,667      50,379      (412)   (6,326)       58
     (5,707)     (13,877)    (193,558)    (278,049)    (85,673)  (82,990)   (6,777)  (10,743)
         --           --       (5,427)      (3,923)         --        --        --        --
 ----------   ----------  -----------  -----------  ----------  --------  --------  --------

  2,018,336    2,892,921   17,220,457   21,115,318   4,448,521   (83,402)  (13,103)  (10,685)
 ----------   ----------  -----------  -----------  ----------  --------  --------  --------
  2,088,145    3,060,196   18,172,533   22,426,140   4,562,327   (58,077)   (4,386)     (708)
         --           --           --           --     402,324   460,401   160,313   161,021
 ----------   ----------  -----------  -----------  ----------  --------  --------  --------
 $2,088,145   $3,060,196  $18,172,533  $22,426,140  $4,964,651  $402,324  $155,927  $160,313
 ==========   ==========  ===========  ===========  ==========  ========  ========  ========

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A OF
                    METLIFE INVESTORS USA INSURANCE COMPANY

              STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
                FOR THE YEARS ENDED DECEMBER 31, 2006 AND 2005

                                                                                   VAN KAMPEN
                                                                                   GROWTH AND       VAN KAMPEN
                                                                                     INCOME          COMSTOCK
                                                                                  SUB-ACCOUNT       SUB-ACCOUNT
                                                                             ---------------------  -----------
                                                                                 2006       2005       2006
                                                                             -----------  --------  -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss).............................................. $  (105,667) $   (713) $  (194,675)
  Net realized gain (losses) on investment..................................      27,205    22,884       10,048
  Change in unrealized appreciation (depreciation) of investments...........   1,632,690     1,796    2,572,822
                                                                             -----------  --------  -----------
  Net increase (decrease) in net assets resulting from operations...........   1,554,228    23,967    2,388,195
                                                                             -----------  --------  -----------
From capital transactions:
  Payments received from contract owners....................................  18,275,065        --   30,378,821
  Transfers between Sub-Accounts (including fixed account), net.............     573,912    (2,267)     981,792
  Transfers for contract benefits and terminations..........................    (325,138)  (60,632)    (473,644)
  Contract maintenance charges..............................................          --        --           --
                                                                             -----------  --------  -----------
  Net increase (decrease) in net assets resulting from capital transactions.  18,523,839   (62,899)  30,886,969
                                                                             -----------  --------  -----------
NET CHANGE IN NET ASSETS....................................................  20,078,067   (38,932)  33,275,164
NET ASSETS - BEGINNING OF PERIOD............................................     272,973   311,905           --
                                                                             -----------  --------  -----------
NET ASSETS - END OF PERIOD.................................................. $20,351,040  $272,973  $33,275,164
                                                                             ===========  ========  ===========

                                                                                 FEDERATED
                                                                               EQUITY INCOME
                                                                                SUB-ACCOUNT
                                                                             ----------------
                                                                               2006     2005
                                                                             -------  -------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss).............................................. $   723  $   755
  Net realized gain (losses) on investment..................................   1,094      107
  Change in unrealized appreciation (depreciation) of investments...........  15,964      538
                                                                             -------  -------
  Net increase (decrease) in net assets resulting from operations...........  17,781    1,400
                                                                             -------  -------
From capital transactions:
  Payments received from contract owners....................................      --       --
  Transfers between Sub-Accounts (including fixed account), net.............      --       --
  Transfers for contract benefits and terminations..........................  (7,103)  (9,566)
  Contract maintenance charges..............................................      --       --
                                                                             -------  -------
  Net increase (decrease) in net assets resulting from capital transactions.  (7,103)  (9,566)
                                                                             -------  -------
NET CHANGE IN NET ASSETS....................................................  10,678   (8,166)
NET ASSETS - BEGINNING OF PERIOD............................................  86,264   94,430
                                                                             -------  -------
NET ASSETS - END OF PERIOD.................................................. $96,942  $86,264
                                                                             =======  =======

--------
(a) For the period January 1, 2006 to April 30, 2006
(b) For the period May 1, 2006 to December 31, 2006
(c) For the period November 7, 2005 to December 31, 2005
(d) For the period May 2, 2005 to December 31, 2005

  The accompanying notes are an integral part of these financial statements.


     FEDERATED       FEDERATED GROWTH       NEUBERGER          ALGER AMERICAN
 HIGH INCOME BOND       STRATEGIES           GENESIS        SMALL-CAPITALIZATION
    SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT           SUB-ACCOUNT
------------------  ------------------  ----------------  ------------------------
  2006      2005      2006      2005      2006     2005       2006         2005
--------  --------  --------  --------  -------  -------  -----------  -----------
$  9,521  $ 12,529  $ (2,688) $ (2,592) $    25  $  (132) $  (959,074) $  (845,189)
    (621)   (2,215)   (2,358)   (7,387)   1,826    1,380   (1,425,960)  (3,642,356)
   2,908    (9,083)   17,107    29,360     (972)     977   14,338,986   13,519,296
--------  --------  --------  --------  -------  -------  -----------  -----------
  11,808     1,231    12,061    19,381      879    2,225   11,953,952    9,031,751
--------  --------  --------  --------  -------  -------  -----------  -----------
      --        --        --        --       --       --           --    3,845,735
      --    (8,661)       --   (11,975)  (1,658)      --    4,606,713   (3,675,140)
 (11,757)  (46,145)  (11,420)   (7,411)      (7)  (2,297)  (9,524,246)  (5,262,335)
      --        --        --        --       --       --           --           --
--------  --------  --------  --------  -------  -------  -----------  -----------
 (11,757)  (54,806)  (11,420)  (19,386)  (1,665)  (2,297)  (4,917,533)  (5,091,740)
--------  --------  --------  --------  -------  -------  -----------  -----------
      51   (53,575)      641        (5)    (786)     (72)   7,036,419    3,940,011
 132,652   186,227   188,801   188,806   13,953   14,025   67,142,470   63,202,459
--------  --------  --------  --------  -------  -------  -----------  -----------
$132,703  $132,652  $189,442  $188,801  $13,167  $13,953  $74,178,889  $67,142,470
========  ========  ========  ========  =======  =======  ===========  ===========

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A OF
                    METLIFE INVESTORS USA INSURANCE COMPANY

              STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
                FOR THE YEARS ENDED DECEMBER 31, 2006 AND 2005

                                                                         T. ROWE                  T. ROWE
                                                                      PRICE GROWTH             INTERNATIONAL
                                                                       SUB-ACCOUNT              SUB-ACCOUNT
                                                                ------------------------  ----------------------
                                                                    2006         2005        2006        2005
                                                                -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)................................. $   (27,089) $   (84,727) $    4,011  $    6,311
  Net realized gain (losses) on investment.....................     325,818      (77,402)     65,031      (1,298)
  Change in unrealized appreciation (depreciation) of
   investments.................................................     963,408      703,720     140,679     156,433
                                                                -----------  -----------  ----------  ----------
  Net increase (decrease) in net assets resulting from
   operations..................................................   1,262,137      541,591     209,721     161,446
                                                                -----------  -----------  ----------  ----------
From capital transactions:
  Payments received from contract owners.......................          --      513,668          --      73,808
  Transfers between Sub-Accounts (including fixed account),
   net.........................................................      49,077     (467,524)     (2,298)    (32,402)
  Transfers for contract benefits and terminations.............  (1,104,475)  (1,431,885)    (72,700)    (97,019)
  Contract maintenance charges.................................          --           --          --          --
                                                                -----------  -----------  ----------  ----------
  Net increase (decrease) in net assets resulting from capital
   transactions................................................  (1,055,398)  (1,385,741)    (74,998)    (55,613)
                                                                -----------  -----------  ----------  ----------
NET CHANGE IN NET ASSETS.......................................     206,739     (844,150)    134,723     105,833
NET ASSETS - BEGINNING OF PERIOD...............................  10,198,928   11,043,078   1,199,507   1,093,674
                                                                -----------  -----------  ----------  ----------
NET ASSETS - END OF PERIOD..................................... $10,405,667  $10,198,928  $1,334,230  $1,199,507
                                                                ===========  ===========  ==========  ==========

                                                                        T. ROWE
                                                                     PRIME RESERVE
                                                                      SUB-ACCOUNT
                                                                ----------------------
                                                                   2006        2005
                                                                ----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)................................. $   54,207  $   22,388
  Net realized gain (losses) on investment.....................         --          --
  Change in unrealized appreciation (depreciation) of
   investments.................................................         --          --
                                                                ----------  ----------
  Net increase (decrease) in net assets resulting from
   operations..................................................     54,207      22,388
                                                                ----------  ----------
From capital transactions:
  Payments received from contract owners.......................         --         172
  Transfers between Sub-Accounts (including fixed account),
   net.........................................................    434,900     303,591
  Transfers for contract benefits and terminations.............   (357,457)    (87,974)
  Contract maintenance charges.................................         --          --
                                                                ----------  ----------
  Net increase (decrease) in net assets resulting from capital
   transactions................................................     77,443     215,789
                                                                ----------  ----------
NET CHANGE IN NET ASSETS.......................................    131,650     238,177
NET ASSETS - BEGINNING OF PERIOD...............................  1,387,505   1,149,328
                                                                ----------  ----------
NET ASSETS - END OF PERIOD..................................... $1,519,155  $1,387,505
                                                                ==========  ==========

--------
(a) For the period January 1, 2006 to April 30, 2006
(b) For the period May 1, 2006 to December 31, 2006
(c) For the period November 7, 2005 to December 31, 2005
(d) For the period May 2, 2005 to December 31, 2005

  The accompanying notes are an integral part of these financial statements.

  JANUS ASPEN         AMERICAN FUNDS               AMERICAN FUNDS            AMERICAN FUNDS
WORLDWIDE GROWTH GLOBAL SMALL-CAPITALIZATION           GROWTH               GROWTH AND INCOME
  SUB-ACCOUNT           SUB-ACCOUNT                 SUB-ACCOUNT                SUB-ACCOUNT
--------------   --------------------------  -------------------------  ------------------------
 2006     2005       2006          2005          2006          2005         2006         2005
------   ------  -----------   -----------   ------------  -----------  -----------  -----------
$   78   $   43  $  (143,857)  $   (33,546)  $   (214,057) $  (125,011) $   344,585  $    27,948
   150      103    1,526,253       545,651        802,462      102,918    1,317,496      162,420

 1,208      255    1,795,535     1,280,910      5,978,016    3,485,539    4,796,649      669,431
------   ------  -----------   -----------   ------------  -----------  -----------  -----------

 1,436      401    3,177,931     1,793,015      6,566,421    3,463,446    6,458,730      859,799
------   ------  -----------   -----------   ------------  -----------  -----------  -----------
    --       --           --     1,268,111     64,725,262    4,490,773   44,564,847    3,608,318
  (650)      --    7,090,852     3,258,526     12,242,141    7,013,332    6,067,279    3,327,169
    12     (622)  (1,900,154)     (451,972)    (2,766,354)  (1,413,824)  (1,308,070)    (868,712)
    --       --           --            --         (4,507)          --       (2,067)          --
------   ------  -----------   -----------   ------------  -----------  -----------  -----------
  (638)    (622)   5,190,698     4,074,665     74,196,542   10,090,281   49,321,989    6,066,775
------   ------  -----------   -----------   ------------  -----------  -----------  -----------
   798     (221)   8,368,629     5,867,680     80,762,963   13,553,727   55,780,719    6,926,574
 9,075    9,296   11,408,824     5,541,144     30,740,407   17,186,680   20,563,346   13,636,772
------   ------  -----------   -----------   ------------  -----------  -----------  -----------
$9,873   $9,075  $19,777,453   $11,408,824   $111,503,370  $30,740,407  $76,344,065  $20,563,346
======   ======  ===========   ===========   ============  ===========  ===========  ===========

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A OF
                    METLIFE INVESTORS USA INSURANCE COMPANY

              STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
                FOR THE YEARS ENDED DECEMBER 31, 2006 AND 2005


                                             AMERICAN FUNDS     ALLIANCEBERNSTEIN  TEMPLETON DEVELOPING    TEMPLETON FOREIGN
                                             GLOBAL GROWTH      LARGE-CAP GROWTH         MARKETS               SECURITIES
                                              SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT            SUB-ACCOUNT
                                         ---------------------  ----------------- ---------------------  ---------------------
                                             2006     2005 (C)        2006            2006     2005 (C)      2006     2005 (C)
                                         -----------  --------  ----------------- -----------  --------  -----------  --------
INCREASE (DECREASE) IN NET
 ASSETS:
From operations:
  Net investment income (loss).......... $  (130,902) $   (282)     $ (4,173)     $   (29,355) $   (201) $   (53,048) $   (744)
  Net realized gain (losses) on
   investment...........................      21,730         2        (6,276)          18,839        --       95,415        --
  Change in unrealized appreciation
   (depreciation) of investments........   3,047,976     2,427        37,951        1,431,847     5,294    2,343,303    11,553
                                         -----------  --------      --------      -----------  --------  -----------  --------
  Net increase (decrease) in net assets
   resulting from operations............   2,938,804     2,147        27,502        1,421,331     5,093    2,385,670    10,809
                                         -----------  --------      --------      -----------  --------  -----------  --------
From capital transactions:
  Payments received from contract
   owners...............................  28,970,181   438,428       700,339        8,751,030   222,408   19,919,072   768,570
  Transfers between Sub-Accounts
   (including fixed account), net.......   2,490,400    32,884       (53,927)         873,396     2,731    1,316,677    34,372
  Transfers for contract benefits and
   terminations.........................    (329,909)       --        (8,257)         (96,543)       --     (294,760)       --
  Contract maintenance charges..........      (2,267)       --            --             (734)       --       (2,601)       --
                                         -----------  --------      --------      -----------  --------  -----------  --------
  Net increase (decrease) in net assets
   resulting from capital
   transactions.........................  31,128,405   471,312       638,155        9,527,149   225,139   20,938,388   802,942
                                         -----------  --------      --------      -----------  --------  -----------  --------
NET CHANGE IN NET ASSETS................  34,067,209   473,459       665,657       10,948,480   230,232   23,324,058   813,751
NET ASSETS - BEGINNING OF
 PERIOD.................................     473,459        --            --          230,232        --      813,751        --
                                         -----------  --------      --------      -----------  --------  -----------  --------
NET ASSETS - END OF PERIOD.............. $34,540,668  $473,459      $665,657      $11,178,712  $230,232  $24,137,809  $813,751
                                         ===========  ========      ========      ===========  ========  ===========  ========

--------
(a) For the period January 1, 2006 to April 30, 2006
(b) For the period May 1, 2006 to December 31, 2006
(c) For the period November 7, 2005 to December 31, 2005
(d) For the period May 2, 2005 to December 31, 2005

  The accompanying notes are an integral part of these financial statements.

                                                                                                  PIONEER VCT
TEMPLETON GROWTH FRANKLIN MUTUAL SHARES    FRANKLIN INCOME      VAN KAMPEN UIF    VAN KAMPEN UIF    MID CAP
   SECURITIES          SECURITIES             SECURITIES       EQUITY AND INCOME U.S. REAL ESTATE    VALUE
  SUB-ACCOUNT         SUB-ACCOUNT            SUB-ACCOUNT          SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT
---------------- ---------------------  ---------------------  ----------------- ---------------- -----------
      2006           2006       2005        2006     2005 (C)        2006              2006          2006
---------------- -----------  --------  -----------  --------  ----------------- ---------------- -----------
  $   (30,431)   $   (66,066) $   (329) $    80,144  $    (64)    $  (145,305)     $   (65,432)   $  (53,183)

      152,923        361,130         5       40,354        --         526,920          490,300       743,218

    1,109,922      1,852,158     3,457    1,577,766       221       3,570,817        2,753,527      (121,869)
  -----------    -----------  --------  -----------  --------     -----------      -----------    ----------

    1,232,414      2,147,222     3,133    1,698,264       157       3,952,432        3,178,395       568,166
  -----------    -----------  --------  -----------  --------     -----------      -----------    ----------

   13,678,501     27,901,375   212,628   24,737,270   148,650      62,805,483       24,398,559     7,594,099

      417,495       (402,278)    1,752    2,534,449     2,150       2,490,336          516,437       147,985
     (145,451)      (333,114)       --     (299,688)      (32)       (871,675)        (287,182)      (91,193)
           --             --        --         (400)       --              --               --            --
  -----------    -----------  --------  -----------  --------     -----------      -----------    ----------


   13,950,545     27,165,983   214,380   26,971,631   150,768      64,424,144       24,627,814     7,650,891
  -----------    -----------  --------  -----------  --------     -----------      -----------    ----------
   15,182,959     29,313,205   217,513   28,669,895   150,925      68,376,576       27,806,209     8,219,057
           --        217,513        --      150,925        --              --               --            --
  -----------    -----------  --------  -----------  --------     -----------      -----------    ----------
  $15,182,959    $29,530,718  $217,513  $28,820,820  $150,925     $68,376,576      $27,806,209    $8,219,057
  ===========    ===========  ========  ===========  ========     ===========      ===========    ==========

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A OF
                    METLIFE INVESTORS USA INSURANCE COMPANY

              STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
                FOR THE YEARS ENDED DECEMBER 31, 2006 AND 2005

                                                    PUTNAM VT
                                                    SMALL-CAP       LMPV GLOBAL
                                                      VALUE       HIGH YIELD BOND       LMPV SMALL-CAP        LMPV INVESTORS
                                                   SUB-ACCOUNT      SUB-ACCOUNT       GROWTH SUB-ACCOUNT       SUB-ACCOUNT
                                                   ----------- --------------------  --------------------  -------------------
                                                      2006         2006     2005 (C)    2006     2005 (C)     2006     2005 (C)
                                                   ----------- -----------  -------- ----------  --------  ----------  --------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss).................... $  (46,216) $   866,678  $ 2,993  $  (36,294) $   (189) $   10,966  $   985
  Net realized gain (losses) on investment........        318       98,978      851     210,763     9,567      56,270       --
  Change in unrealized appreciation
   (depreciation) of investments..................    600,702     (242,508)  (3,617)     50,621   (10,276)    104,591   (1,461)
                                                   ----------  -----------  -------  ----------  --------  ----------  -------
  Net increase (decrease) in net assets resulting
   from operations................................    554,804      723,148      227     225,090      (898)    171,827     (476)
                                                   ----------  -----------  -------  ----------  --------  ----------  -------
From capital transactions:
  Payments received from contract owners..........  7,276,514   15,720,988   42,745   3,790,841   186,816   1,941,999   96,134
  Transfers between Sub-Accounts (including
   fixed account), net............................    393,755      726,314    9,395     280,041    10,708     (78,230)     994
  Transfers for contract benefits and
   terminations...................................    (75,856)    (227,181)    (851)   (199,957)   (9,565)     (3,310)  (1,058)
  Contract maintenance charges....................         --         (141)      --        (512)       --        (432)      --
                                                   ----------  -----------  -------  ----------  --------  ----------  -------
  Net increase (decrease) in net assets resulting
   from capital transactions......................  7,594,413   16,219,980   51,289   3,870,413   187,959   1,860,027   96,070
                                                   ----------  -----------  -------  ----------  --------  ----------  -------
NET CHANGE IN NET ASSETS..........................  8,149,217   16,943,128   51,516   4,095,503   187,061   2,031,854   95,594
NET ASSETS - BEGINNING OF PERIOD..................         --       51,516       --     187,061        --      95,594       --
                                                   ----------  -----------  -------  ----------  --------  ----------  -------
NET ASSETS - END OF PERIOD........................ $8,149,217  $16,994,644  $51,516  $4,282,564  $187,061  $2,127,448  $95,594
                                                   ==========  ===========  =======  ==========  ========  ==========  =======

--------
(a) For the period January 1, 2006 to April 30, 2006
(b) For the period May 1, 2006 to December 31, 2006
(c) For the period November 7, 2005 to December 31, 2005
(d) For the period May 2, 2005 to December 31, 2005

  The accompanying notes are an integral part of these financial statements.

   LMPV
CAPITAL AND                          LMPV FUNDAMENTAL                          LMPV ADJUSTABLE RATE
  INCOME       LMPV EQUITY INDEX           VALUE           LMPV APPRECIATION          INCOME
SUB-ACCOUNT       SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
-----------  --------------------  --------------------  --------------------  -------------------
 2006 (B)        2006     2005 (C)     2006     2005 (C)     2006     2005 (C)    2006     2005 (C)
-----------  -----------  -------- -----------  -------- -----------  -------- ----------  --------
$   403,346  $   185,382  $   219  $   391,974  $   269  $   161,617  $   208  $   87,016   $  103
    214,912      544,370       --    1,571,389    1,997    1,041,811       --       2,484       --

  1,315,359    2,118,774     (446)   1,339,918   (2,339)   1,524,593     (688)    (66,284)     (99)
-----------  -----------  -------  -----------  -------  -----------  -------  ----------   ------

  1,933,617    2,848,526     (227)   3,303,281      (73)   2,728,021     (480)     23,216        4
-----------  -----------  -------  -----------  -------  -----------  -------  ----------   ------
 33,268,187   38,549,837   20,000   38,965,438   34,447   34,554,298   43,639   2,215,482       --

  1,226,566       12,703       --    1,648,961    1,999    1,439,912       --       6,815       --
   (369,179)    (398,978)      --     (532,519)  (1,997)    (557,259)   3,848     (28,450)   3,500
         --         (100)      --         (205)      --         (145)      --         (53)      --
-----------  -----------  -------  -----------  -------  -----------  -------  ----------   ------

 34,125,574   38,163,462   20,000   40,081,675   34,449   35,436,806   47,487   2,193,794    3,500
-----------  -----------  -------  -----------  -------  -----------  -------  ----------   ------
 36,059,191   41,011,988   19,773   43,384,956   34,376   38,164,827   47,007   2,217,010    3,504
         --       19,773       --       34,376       --       47,007       --       3,504       --
-----------  -----------  -------  -----------  -------  -----------  -------  ----------   ------
$36,059,191  $41,031,761  $19,773  $43,419,332  $34,376  $38,211,834  $47,007  $2,220,514   $3,504
===========  ===========  =======  ===========  =======  ===========  =======  ==========   ======

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A OF
                    METLIFE INVESTORS USA INSURANCE COMPANY

              STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
                FOR THE YEARS ENDED DECEMBER 31, 2006 AND 2005


                                            LMPV AGGRESSIVE        LMPV LARGE-CAP     LMPV LARGE-CAP
                                                 GROWTH                GROWTH             VALUE        LMPV MONEY MARKET
                                              SUB-ACCOUNT            SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT
                                         ---------------------  --------------------  -------------- ----------------------
                                             2006     2005 (C)     2006     2005 (C)     2006 (B)        2006      2005 (C)
                                         -----------  --------  ----------  --------  -------------- ------------  --------
INCREASE (DECREASE) IN NET
 ASSETS:
From operations:
  Net investment income (loss).......... $  (511,406) $   (151) $  (43,938) $     53    $    6,561   $    266,697  $    182
  Net realized gain (losses) on
   investment...........................      66,693         7      (5,397)       49        24,811             --        --
  Change in unrealized appreciation
   (depreciation) of investments........   3,609,913    (1,320)    427,524    (3,408)       68,118             --        --
                                         -----------  --------  ----------  --------    ----------   ------------  --------
  Net increase (decrease) in net assets
   resulting from operations............   3,165,200    (1,464)    378,189    (3,306)       99,490        266,697       182
                                         -----------  --------  ----------  --------    ----------   ------------  --------
From capital transactions:
  Payments received from contract
   owners...............................  67,434,415   193,927   4,824,045   204,360       939,173     34,264,007    85,139
  Transfers between Sub-Accounts
   (including fixed account), net.......   4,238,724     7,729     617,642        40       142,275    (11,258,204)  104,881
  Transfers for contract benefits and
   terminations.........................  (1,094,921)       (6)    (75,136)       --       (14,603)    (2,785,622)       --
  Contract maintenance charges..........      (1,100)       --        (829)       --            --           (329)       --
                                         -----------  --------  ----------  --------    ----------   ------------  --------
  Net increase (decrease) in net assets
   resulting from capital transactions..  70,577,118   201,650   5,365,722   204,400     1,066,845     20,219,852   190,020
                                         -----------  --------  ----------  --------    ----------   ------------  --------
NET CHANGE IN NET ASSETS................  73,742,318   200,186   5,743,911   201,094     1,166,335     20,486,549   190,202
NET ASSETS - BEGINNING OF
 PERIOD.................................     200,186        --     201,094        --            --        190,202        --
                                         -----------  --------  ----------  --------    ----------   ------------  --------
NET ASSETS - END OF PERIOD.............. $73,942,504  $200,186  $5,945,005  $201,094    $1,166,335   $ 20,676,751  $190,202
                                         ===========  ========  ==========  ========    ==========   ============  ========

--------
(a) For the period January 1, 2006 to April 30, 2006
(b) For the period May 1, 2006 to December 31, 2006
(c) For the period November 7, 2005 to December 31, 2005
(d) For the period May 2, 2005 to December 31, 2005

  The accompanying notes are an integral part of these financial statements.

LMPV SOCIAL    LMPV MULTIPLE-          LMPV MULTIPLE-    LMPV MULTIPLE-DISCIPLINE LMPV MULTIPLE-DISCIPLINE
 AWARENESS  DISCIPLINE BALANCED ALL DISCIPLINE LARGE-CAP  ALL CAP GROWTH AND      GLOBAL ALL CAP GROWTH
   STOCK    CAP GROWTH AND VALUE      GROWTH AND VALUE           VALUE                  AND VALUE
SUB-ACCOUNT     SUB-ACCOUNT             SUB-ACCOUNT           SUB-ACCOUNT              SUB-ACCOUNT
----------- ----------------------  -------------------  -----------------------  -----------------------
 2006 (B)      2006       2005 (C)     2006     2005 (C)    2006       2005 (C)      2006       2005 (C)
-----------  ----------   --------  ----------  --------  ----------   --------    ----------   --------
 $     79   $   12,380    $   264   $     (376) $   163  $  (29,545)   $    318   $    4,653    $    612
   (1,489)      63,589        218       32,651      415     289,750       2,802      142,762       1,090

   15,049       73,144       (571)      65,715     (950)    133,286      (4,166)     317,859      (2,150)
 --------    ----------   -------   ----------  -------   ----------   --------    ----------   --------

   13,639      149,113        (89)      97,990     (372)    393,491      (1,046)     465,274        (448)
 --------    ----------   -------   ----------  -------   ----------   --------    ----------   --------

  273,825    1,978,465     35,186      977,351   31,303   5,058,801      93,450    2,903,203     159,000
   (4,841)      78,049         --      133,057       --    (804,831)     50,147    1,729,609         500
   (1,114)      11,895        (29)     (10,287)      --     (79,252)         --      (66,937)         --
       --         (173)        --         (157)      --        (618)         --         (837)         --
 --------    ----------   -------   ----------  -------   ----------   --------    ----------   --------

  267,870    2,068,236     35,157    1,099,964   31,303   4,174,100     143,597    4,565,038     159,500
 --------    ----------   -------   ----------  -------   ----------   --------    ----------   --------
  281,509    2,217,349     35,068    1,197,954   30,931   4,567,591     142,551    5,030,312     159,052

       --       35,068         --       30,931       --     142,551          --      159,052          --
 --------    ----------   -------   ----------  -------   ----------   --------    ----------   --------
 $281,509   $2,252,417    $35,068   $1,228,885  $30,931  $4,710,142    $142,551   $5,189,364    $159,052
 ========    ==========   =======   ==========  =======   ==========   ========    ==========   ========

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A OF
                    METLIFE INVESTORS USA INSURANCE COMPANY

              STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
                FOR THE YEARS ENDED DECEMBER 31, 2006 AND 2005

                                                           LMPV PREMIER                            LMPV
                                                            SELECTIONS        LMPV DIVIDEND     GROWTH AND  LMPV LIFESTYLE
                                                          ALL CAP GROWTH         STRATEGY         INCOME       BALANCED
                                                           SUB-ACCOUNT         SUB-ACCOUNT      SUB-ACCOUNT  SUB-ACCOUNT
                                                        ------------------ -------------------  ----------- --------------
                                                        2006 (B)  2005 (C)    2006     2005 (C)  2006 (B)      2006 (B)
                                                        --------  -------- ----------  -------- ----------- --------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)......................... $ (1,127)   $--    $   44,089  $   420  $    6,842    $   59,980
  Net realized gain (losses) on investment.............    6,785     --         6,939       --        (664)         (350)
  Change in unrealized appreciation (depreciation) of
   investments.........................................    1,057     --       133,672     (714)    231,080        53,480
                                                        --------    ---    ----------  -------  ----------    ----------
  Net increase (decrease) in net assets resulting from
   operations..........................................    6,715     --       184,700     (294)    237,258       113,110
                                                        --------    ---    ----------  -------  ----------    ----------
From capital transactions:
  Payments received from contract owners...............  205,714     --     2,733,736   32,250   3,473,328     2,997,536
  Transfers between Sub-Accounts (including fixed
   account), net.......................................      801     --       133,815       40     (48,720)     (264,986)
  Transfers for contract benefits and terminations.....   (2,012)    --       (51,864)      --     (53,846)      (50,664)
  Contract maintenance charges.........................       --     --          (127)      --          --            --
                                                        --------    ---    ----------  -------  ----------    ----------
  Net increase (decrease) in net assets resulting from
   capital transactions................................  204,503     --     2,815,560   32,290   3,370,762     2,681,886
                                                        --------    ---    ----------  -------  ----------    ----------
NET CHANGE IN NET ASSETS...............................  211,218     --     3,000,260   31,996   3,608,020     2,794,996
NET ASSETS - BEGINNING OF PERIOD.......................       --     --        31,996       --          --            --
                                                        --------    ---    ----------  -------  ----------    ----------
NET ASSETS - END OF PERIOD............................. $211,218    $--    $3,032,256  $31,996  $3,608,020    $2,794,996
                                                        ========    ===    ==========  =======  ==========    ==========

--------
(a) For the period January 1, 2006 to April 30, 2006
(b) For the period May 1, 2006 to December 31, 2006
(c) For the period November 7, 2005 to December 31, 2005
(d) For the period May 2, 2005 to December 31, 2005

  The accompanying notes are an integral part of these financial statements.


LMPV LIFESTYLE LMPV LIFESTYLE       CAPITAL                                TST MANAGED
    GROWTH      HIGH GROWTH      APPRECIATION        TST LARGE CAP     ALLOCATION AGGRESSIVE
 SUB-ACCOUNT    SUB-ACCOUNT       SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
-------------- -------------- ------------------  -------------------  --------------------
   2006 (B)       2006 (B)     2006 (A)  2005 (C)  2006 (A)  2005 (C)   2006 (A)   2005 (C)
-------------- -------------- ---------  -------- ---------  --------  ---------   --------
   $  4,185       $  1,210    $    (504) $   (15) $     553  $   (133) $   8,928   $    (3)
      7,035            543       (2,059)      --      1,735         4      5,220        --

     11,186         14,996          275     (275)        27       (27)        89       (89)
   --------       --------    ---------  -------  ---------  --------  ---------   -------

     22,406         16,749       (2,288)    (290)     2,315      (156)    14,237       (92)
   --------       --------    ---------  -------  ---------  --------  ---------   -------
    408,682        332,475      360,867   21,200    321,604   107,120    407,123    50,000
    (89,753)         2,123     (384,729)   5,001   (431,214)      158   (471,287)       --
     (4,435)       (30,349)         239       --        173        --         20        (1)
         --             --           --       --         --        --         --        --
   --------       --------    ---------  -------  ---------  --------  ---------   -------

    314,494        304,249      (23,623)  26,201   (109,437)  107,278    (64,144)   49,999
   --------       --------    ---------  -------  ---------  --------  ---------   -------
    336,900        320,998      (25,911)  25,911   (107,122)  107,122    (49,907)   49,907
         --             --       25,911       --    107,122        --     49,907        --
   --------       --------    ---------  -------  ---------  --------  ---------   -------
   $336,900       $320,998    $      --  $25,911  $      --  $107,122  $      --   $49,907
   ========       ========    =========  =======  =========  ========  =========   =======

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A OF
                    METLIFE INVESTORS USA INSURANCE COMPANY

              STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
                FOR THE YEARS ENDED DECEMBER 31, 2006 AND 2005

                                                                                               TST MANAGED
                              TST MANAGED                                                      ALLOCATION
                               ALLOCATION   TST MANAGED ALLOCATION  TST MANAGED ALLOCATION      MODERATE-
                              CONSERVATIVE         MODERATE          MODERATE-AGGRESSIVE      CONSERVATIVE
                              SUB-ACCOUNT        SUB-ACCOUNT             SUB-ACCOUNT           SUB-ACCOUNT
                              ------------ -----------------------  ---------------------  -------------------
                                2006 (A)     2006 (A)    2005 (C)     2006 (A)   2005 (C)   2006 (A)  2005 (C)
                              ------------ -----------  ----------  -----------  --------  ---------  --------
INCREASE (DECREASE) IN
 NET ASSETS:
From operations:
  Net investment income
   (loss)..................    $  21,525   $   119,182  $    4,311  $    88,404  $    966  $   5,675    $--
  Net realized gain (losses)
   on investment...........      (19,400)      (28,979)         13       (3,650)        2     (4,422)    --
  Change in unrealized
   appreciation
   (depreciation) of
   investments.............           --         5,013      (5,013)       2,900    (2,900)        --     --
                               ---------   -----------  ----------  -----------  --------  ---------    ---
  Net increase (decrease) in
   net assets resulting from
   operations..............        2,125        95,216        (689)      87,654    (1,932)     1,253     --
                               ---------   -----------  ----------  -----------  --------  ---------    ---
From capital transactions:
  Payments received from
   contract owners.........      543,632     3,437,063   1,025,333    4,043,800   527,200    126,517     --
  Transfers between
   Sub-Accounts (including
   fixed account), net.....     (544,623)   (4,588,408)     33,333   (4,685,575)   28,167   (126,918)    --
  Transfers for contract
   benefits and
   terminations............       (1,134)       (1,092)       (756)         827      (141)      (852)    --
  Contract maintenance
   charges.................           --            --          --           --        --         --     --
                               ---------   -----------  ----------  -----------  --------  ---------    ---
  Net increase (decrease) in
   net assets resulting from
   capital transactions....       (2,125)   (1,152,437)  1,057,910     (640,948)  555,226     (1,253)    --
                               ---------   -----------  ----------  -----------  --------  ---------    ---
NET CHANGE IN NET
 ASSETS......................         --    (1,057,221)  1,057,221     (553,294)  553,294         --     --
NET ASSETS - BEGINNING
 OF PERIOD...................         --     1,057,221          --      553,294        --         --     --
                               ---------   -----------  ----------  -----------  --------  ---------    ---
NET ASSETS - END OF
 PERIOD......................  $      --   $        --  $1,057,221  $        --  $553,294  $      --    $--
                               =========   ===========  ==========  ===========  ========  =========    ===

--------
(a) For the period January 1, 2006 to April 30, 2006
(b) For the period May 1, 2006 to December 31, 2006
(c) For the period November 7, 2005 to December 31, 2005
(d) For the period May 2, 2005 to December 31, 2005

  The accompanying notes are an integral part of these financial statements.



                    TST STYLE FOCUSED SMALL   TST STYLE FOCUSED
   TST MFS VALUE         CAP GROWTH            SMALL CAP VALUE      TST MANAGED INCOME
    SUB-ACCOUNT          SUB-ACCOUNT             SUB-ACCOUNT           SUB-ACCOUNT
------------------  ----------------------  --------------------  ---------------------
 2006 (A)  2005 (C)   2006 (A)    2005 (C)    2006 (A)   2005 (C)   2006 (A)   2005 (C)
---------  -------- -----------   --------  -----------  -------- -----------  --------

$  (1,463) $   114  $    (3,639)  $   (40)  $    (3,180) $   157  $    26,789  $  4,028

   23,362      430       61,712       575        61,915      669      (39,989)       --



      801     (801)       1,102    (1,103)        1,075   (1,075)       3,646    (3,646)
---------  -------  -----------   -------   -----------  -------  -----------  --------


   22,700     (257)      59,175      (568)       59,810     (249)      (9,554)      382
---------  -------  -----------   -------   -----------  -------  -----------  --------

  779,593   20,350    1,264,928    52,702     1,159,400   86,961    1,413,355   158,862

 (824,167)   1,583   (1,377,583)       50    (1,307,717)      75   (1,558,581)    2,141


      201       (3)       1,296        --         1,720       --       (6,605)       --

       --       --           --        --            --       --           --        --
---------  -------  -----------   -------   -----------  -------  -----------  --------

  (44,373)  21,930     (111,359)   52,752      (146,597)  87,036     (151,831)  161,003
---------  -------  -----------   -------   -----------  -------  -----------  --------
  (21,673)  21,673      (52,184)   52,184       (86,787)  86,787     (161,385)  161,385

   21,673       --       52,184        --        86,787       --      161,385        --
---------  -------  -----------   -------   -----------  -------  -----------  --------

$      --  $21,673  $        --   $52,184   $        --  $86,787  $        --  $161,385
=========  =======  ===========   =======   ===========  =======  ===========  ========

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A OF
                    METLIFE INVESTORS USA INSURANCE COMPANY

              STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
                FOR THE YEARS ENDED DECEMBER 31, 2006 AND 2005

                                                                       TST PIONEER          TST PIONEER
                                                                          FUND                MID CAP
                                                                       SUB-ACCOUNT          SUB-ACCOUNT
                                                                   ------------------  ---------------------
                                                                    2006 (A)  2005 (C)   2006 (A)   2005 (C)
                                                                   ---------  -------- -----------  --------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss).................................... $   3,968  $   (41) $    (3,002) $     45
  Net realized gain (losses) on investment........................     6,418       --       24,049     1,102
  Change in unrealized appreciation (depreciation) of investments.       220     (220)       1,148    (1,148)
                                                                   ---------  -------  -----------  --------
  Net increase (decrease) in net assets resulting from operations.    10,606     (261)      22,195        (1)
                                                                   ---------  -------  -----------  --------
From capital transactions:
  Payments received from contract owners..........................   381,899   20,474      961,090   131,873
  Transfers between Sub-Accounts (including fixed account), net...  (439,219)  26,364   (1,115,979)       --
  Transfers for contract benefits and terminations................       137       --          846       (24)
  Contract maintenance charges....................................        --       --           --        --
                                                                   ---------  -------  -----------  --------
  Net increase (decrease) in net assets resulting from capital
   transactions...................................................   (57,183)  46,838     (154,043)  131,849
                                                                   ---------  -------  -----------  --------
NET CHANGE IN NET ASSETS..........................................   (46,577)  46,577     (131,848)  131,848
NET ASSETS - BEGINNING OF PERIOD..................................    46,577       --      131,848        --
                                                                   ---------  -------  -----------  --------
NET ASSETS - END OF PERIOD........................................ $      --  $46,577  $        --  $131,848
                                                                   =========  =======  ===========  ========

                                                                        TST PIONEER
                                                                     STRATEGIC INCOME
                                                                        SUB-ACCOUNT
                                                                   --------------------
                                                                     2006 (A)   2005 (C)
                                                                   -----------  --------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss).................................... $    (2,752)  $   (4)
  Net realized gain (losses) on investment........................      16,603       --
  Change in unrealized appreciation (depreciation) of investments.         (51)      51
                                                                   -----------   ------
  Net increase (decrease) in net assets resulting from operations.      13,800       47
                                                                   -----------   ------
From capital transactions:
  Payments received from contract owners..........................   2,948,789    9,454
  Transfers between Sub-Accounts (including fixed account), net...  (2,970,547)      --
  Transfers for contract benefits and terminations................      (1,543)      --
  Contract maintenance charges....................................          --       --
                                                                   -----------   ------
  Net increase (decrease) in net assets resulting from capital
   transactions...................................................     (23,301)   9,454
                                                                   -----------   ------
NET CHANGE IN NET ASSETS..........................................      (9,501)   9,501
NET ASSETS - BEGINNING OF PERIOD..................................       9,501       --
                                                                   -----------   ------
NET ASSETS - END OF PERIOD........................................ $        --   $9,501
                                                                   ===========   ======

--------
(a) For the period January 1, 2006 to April 30, 2006
(b) For the period May 1, 2006 to December 31, 2006
(c) For the period November 7, 2005 to December 31, 2005
(d) For the period May 2, 2005 to December 31, 2005

  The accompanying notes are an integral part of these financial statements.

       TST MFS           TST FEDERATED        TST MERCURY
    TOTAL RETURN          HIGH YIELD        LARGE CAP CORE      TST AIM CAPITAL
     SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT     APPRECIATION SUB-ACCOUNT
--------------------  ------------------  ------------------  ------------------------
  2006 (A)   2005 (C)  2006 (A)  2005 (C)  2006 (A)  2005 (C)  2006 (A)     2005 (C)
-----------  -------- ---------  -------- ---------  --------  ---------    --------
$    29,973  $ 2,755  $  58,498  $   (76) $    (383) $   (55) $    (434)      $--
     (3,855)      --    (50,869)      --      8,925       --      2,144        --
      3,101   (3,101)      (531)     531       (174)     174         --        --
-----------  -------  ---------  -------  ---------  -------   ---------      ---
     29,219     (346)     7,098      455      8,368      119      1,710        --
-----------  -------  ---------  -------  ---------  -------   ---------      ---
  2,566,138   64,204    653,312   79,840    540,535   27,500    394,136        --
 (2,687,470)  31,856   (740,389)      --   (576,238)   1,453   (394,595)       --
     (3,601)      --       (315)      (1)    (1,737)      --     (1,251)       --
         --       --         --       --         --       --         --        --
-----------  -------  ---------  -------  ---------  -------   ---------      ---
   (124,933)  96,060    (87,392)  79,839    (37,440)  28,953     (1,710)       --
-----------  -------  ---------  -------  ---------  -------   ---------      ---
    (95,714)  95,714    (80,294)  80,294    (29,072)  29,072         --        --
     95,714       --     80,294       --     29,072       --         --        --
-----------  -------  ---------  -------  ---------  -------   ---------      ---
$        --  $95,714  $      --  $80,294  $      --  $29,072  $      --       $--
===========  =======  =========  =======  =========  =======   =========      ===

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A OF
                    METLIFE INVESTORS USA INSURANCE COMPANY

              STATEMENTS OF CHANGES IN NET ASSETS -- (CONCLUDED)
                FOR THE YEARS ENDED DECEMBER 31, 2006 AND 2005

                                                                                               TST U.S.
                                                                         TST EQUITY           GOVERNMENT        TST CONVERTIBLE
                                                                           INCOME             SECURITIES          SECURITIES
                                                                        SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT
                                                                   ---------------------  ------------------  -------------------
                                                                     2006 (A)   2005 (C)   2006 (A)  2005 (C)  2006 (A)  2005 (C)
                                                                   -----------  --------  ---------  -------- ---------  --------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss).................................... $    12,674  $   (120) $  14,432   $   (2) $   2,682    $--
  Net realized gain (losses) on investment........................       5,842        --    (19,516)      --     (1,528)    --
  Change in unrealized appreciation (depreciation) of investments.         773      (773)       (31)      31         --     --
                                                                   -----------  --------  ---------   ------  ---------    ---
  Net increase (decrease) in net assets resulting from operations.      19,289      (893)    (5,115)      29      1,154     --
                                                                   -----------  --------  ---------   ------  ---------    ---
From capital transactions:
  Payments received from contract owners..........................     972,154   126,560    250,516    3,427    412,321     --
  Transfers between Sub-Accounts (including fixed account), net...  (1,115,549)    1,333   (248,676)       1   (409,090)    --
  Transfers for contract benefits and terminations................      (2,849)      (45)      (182)      --     (4,385)    --
  Contract maintenance charges....................................          --        --         --       --         --     --
                                                                   -----------  --------  ---------   ------  ---------    ---
  Net increase (decrease) in net assets resulting from capital
   transactions...................................................    (146,244)  127,848      1,658    3,428     (1,154)    --
                                                                   -----------  --------  ---------   ------  ---------    ---
NET CHANGE IN NET ASSETS..........................................    (126,955)  126,955     (3,457)   3,457         --     --
NET ASSETS - BEGINNING OF PERIOD..................................     126,955        --      3,457       --         --     --
                                                                   -----------  --------  ---------   ------  ---------    ---
NET ASSETS - END OF PERIOD........................................ $        --  $126,955  $      --   $3,457  $      --    $--
                                                                   ===========  ========  =========   ======  =========    ===

--------
(a) For the period January 1, 2006 to April 30, 2006
(b) For the period May 1, 2006 to December 31, 2006
(c) For the period November 7, 2005 to December 31, 2005
(d) For the period May 2, 2005 to December 31, 2005

  The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A OF
                    METLIFE INVESTORS USA INSURANCE COMPANY

                       NOTES TO THE FINANCIAL STATEMENTS
                               DECEMBER 31, 2006

1.  BUSINESS

MetLife Investors USA Separate Account A (the "Separate Account"), a Separate Account of MetLife Investors USA Insurance Company ("MLIUSA"), was established by the Board of Directors of MLIUSA on May 29, 1980 to support MLIUSA's operations with respect to certain variable annuity contracts ("Contracts"). MLIUSA is a wholly owned subsidiary of MetLife Insurance Company of Connecticut. The Separate Account was registered as a unit investment trust December 29, 1981 under the Investment Company Act of 1940, as amended, and exists in accordance with the regulations of the Delaware Department of Insurance. The Separate Account is a funding vehicle for variable annuity contracts.

The Separate Account is divided into Sub-Accounts, each of which is treated as an individual Separate Account for financial reporting purposes. Each Sub-Account invests its assets exclusively in shares of corresponding portfolios, series or funds (with the same name) within the Met Investors Fund, AIM Fund, MFS Fund, Oppenheimer Fund, Fidelity Fund, DWS Fund, Metropolitan Fund, Van Kampen Fund, Federated Fund, Neuberger Fund, T. Rowe Price Fund, Janus Fund, American Funds, Alliance Fund, Lazard Fund, Morgan Stanley Fund, Pioneer Fund, Putnam Fund, LMPV I Fund, LMPV II Fund, LMPV III Fund, LMPV IV Fund, LMPI Fund and LMPL Fund (collectively, the "Funds"). For convenience, the portfolios, series, and funds are referred to as "portfolios."

The assets of the Separate Account are registered in the name of MLIUSA. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from MLIUSA's other assets and liabilities. The portion of the Separate Account's assets attributable to the Contracts is not chargeable with liabilities arising out of any other business MLIUSA may conduct.

The following Sub-Accounts were available for investment as of December 31, 2006:

             Lord Abbett Growth and     BlackRock Large-Cap Value
               Income Sub-Account *     Sub-Account
             Lord Abbett Bond           Lehman Brothers Aggregate
               Debenture Sub-Account *  Bond Index Sub-Account
             Van Kampen Mid-Cap Growth  Harris Oakmark Large Cap
               Sub-Account              Value Sub-Account
             Lord Abbett Mid-Cap Value  Morgan Stanley EAFE Index
               Sub-Account              Sub-Account
             Lazard Mid-Cap Sub-Account MFS Total Return
                                        Sub-Account *
             Met/AIM Small-Cap Growth   MetLife Mid-Cap Stock
               Sub-Account *            Index Sub-Account
             Harris Oakmark
               International            Davis Venture Value
               Sub-Account              Sub-Account *
             Third Avenue Small-Cap     Harris Oakmark Focused
               Value Sub-Account *      Value Sub-Account *
             Oppenheimer Capital
               Appreciation             Jennison Growth
               Sub-Account *            Sub-Account
             Legg Mason Aggressive      BlackRock Money Market
               Growth Sub-Account       Sub-Account *
             PIMCO Total Return         T. Rowe Price Small-Cap
               Sub-Account              Growth Sub-Account
             RCM Global Technology      Western Asset Management
               Sub-Account *            U.S. Government
                                        Sub-Account *
             PIMCO Inflation Protected  Oppenheimer Global Equity
               Bond Sub-Account         Sub-Account
             T. Rowe Price Mid-Cap      MetLife Aggressive
               Growth Sub-Account       Allocation Sub-Account
             MFS Research
               International            MetLife Conservative
               Sub-Account              Allocation Sub-Account
             Neuberger Berman Real      MetLife Conservative to
               Estate Sub-Account       Moderate Allocation
                                        Sub-Account
             Turner Mid-Cap Growth      MetLife Moderate
               Sub-Account              Allocation Sub-Account
             Goldman Sachs Mid-Cap      MetLife Moderate to
               Value Sub-Account        Aggressive Allocation
                                        Sub-Account
             MetLife Defensive          Van Kampen Strategic
               Strategy Sub-Account     Growth Sub-Account
             MetLife Moderate Strategy  Van Kampen Enterprise
               Sub-Account              Sub-Account
             MetLife Balanced Strategy  Van Kampen Growth &
               Sub-Account              Income Sub-Account
             MetLife Growth Strategy    Van Kampen Comstock
               Sub-Account              Sub-Account
             MetLife Aggressive         Federated Equity Income
               Strategy Sub-Account     Sub-Account
             Van Kampen Comstock        Federated High Income
               Sub-Account              Bond Sub-Account

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A OF
                    METLIFE INVESTORS USA INSURANCE COMPANY

               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)
                               DECEMBER 31, 2006

1.  BUSINESS -- (CONTINUED)

             Legg Mason Value Equity    Federated Growth
               Sub-Account              Strategic Sub-Account
             Met/Putnam Capital
               Opportunities            Federated American
               Sub-Account              Leaders Sub-Account **
             MFS Emerging Markets       Neuberger Genesis
               Equity Sub-Account       Sub-Account *
             Loomis Sayles Global       Alger American
               Markets Sub-Account      Small-Capitalization
                                        Sub-Account
             Met/AIM Capital            T. Rowe Price Growth
               Appreciation Sub-Account Sub-Account
             Janus Capital              T. Rowe Price
               Appreciation Sub-Account International Sub-Account
             MFS Value Sub-Account      T. Rowe Price Prime
                                        Reserve Sub-Account
             Dreman Small Cap Value     Janus Aspen Worldwide
               Sub-Account              Growth Sub-Account
             Pioneer Fund Sub-Account   American Funds Global
                                        Small Capitalization
                                        Sub-Account
             Pioneer Mid-Cap Value      American Funds Growth
               Sub-Account              Sub-Account
             Pioneer Strategic Income   American Funds Growth and
               Sub-Account              Income Sub-Account
             BlackRock Large-Cap Core   American Funds Global
               Sub-Account              Growth Sub-Account
             BlackRock High Yield       AllianceBernstein
               Sub-Account              Large-Cap Growth
                                        Sub-Account
             AIM V.I. Core Equity       Templeton Developing
               Sub-Account              Markets Sub-Account
             AIM V.I. Capital           Templeton Foreign
               Appreciation Sub-Account Securities Sub-Account
             AIM V.I. International     Templeton Growth
               Growth Sub-Account       Securities Sub-Account
             AIM V.I. Basic Balanced    Templeton Mutual Shares
               Sub-Account              Securities Portfolio
             MFS Research Sub-Account   Franklin Income
                                        Securities Sub-Account
             MFS Investors Trust        Van Kampen UIF Equity and
               Sub-Account              Income Sub-Account
             MFS New Discovery          Van Kampen UIF U.S. Real
               Sub-Account              Estate Sub-Account
             Oppenheimer Main Street
               Growth & Income          Pioneer VCT Mid-Cap Value
               Sub-Account              Sub-Account
             Oppenheimer Bond           Putnam VT Small-Cap Value
               Sub-Account              Sub-Account
             Oppenheimer Strategic      LMPV Global High Yield
               Bond Sub-Account         Bond Sub-Account
             Oppenheimer Main Street
               Small-Cap Growth         LMPV Small-Cap Growth
               Sub-Account              Sub-Account
             Oppenheimer Money
               Sub-Account              LMPV Investors Sub-Account
             Fidelity Asset Manager     LMPV Capital and Income
               Sub-Account              Sub-Account
             Fidelity Growth            LMPV Equity Index
               Sub-Account              Sub-Account
             Fidelity Contrafund        LMPV Fundamental Value
               Sub-Account *            Sub-Account
             Fidelity Overseas          LMPV Appreciation
               Sub-Account              Sub-Account
             Fidelity Equity-Income     LMPV Adjustable Rate
               Sub-Account              Income Sub-Account
             Fidelity Index 500         LMPV Aggressive Growth
               Sub-Account              Sub-Account
             Fidelity Money Market      LMPV Large-Cap Growth
               Sub-Account              Sub-Account
             Fidelity Mid-Cap           LMPV Large-Cap Value
               Sub-Account              Sub-Account
             DWS International          LMPV Money Market
               Sub-Account              Sub-Account
             DWS Small Cap Growth       LMPV Social Awareness
               Sub-Account **           Stock Sub-Account
             FI Mid-Cap Opportunities   LMPV Multiple-Discipline
               Sub-Account              Balanced All Cap Growth
                                        and Value Sub-Account
             FI Large Cap Sub-Account   LMPV Multiple-Discipline
                                        Large-Cap Growth and
                                        Value Sub-Account
             FI Value Leaders           LMPV Multiple-Discipline
               Sub-Account              All Cap Growth and
                                        Value Sub-Account
             Russell 2000 Index         LMPV Multiple-Discipline
               Sub-Account *            Global All Cap Growth and
                                        Value Sub-Account
             FI International Stock     LMPV Premier Selections
               Sub-Account              All Cap Growth Sub-Account
             MetLife Stock Index        LMPV Dividend Strategy
               Sub-Account *            Sub-Account
             BlackRock Legacy
               Large-Cap Growth         LMPV Growth and Income
               Sub-Account              Sub-Account
             BlackRock Strategic Value  LMPV Lifestyle Balanced
               Sub-Account              Sub-Account
             BlackRock Bond Income      LMPV Lifestyle Growth
               Sub-Account *            Sub-Account
                                        LMPV Lifestyle High
                                        Growth Sub-Account
--------
* These Sub-Accounts within the separate account invests in two or more share classes within the underlying portfolios of the Funds that may assess 12b-1 fees
** No Net Assets as of December 31, 2006

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A OF
                    METLIFE INVESTORS USA INSURANCE COMPANY

               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)
                               DECEMBER 31, 2006

1.  BUSINESS -- (CONTINUED)

The Operations of the Sub-Accounts changed as follows during the years ended 2006 and 2005:

For the year ended December 31, 2006

NAME CHANGES:
             OLD NAME                   NEW NAME
             --------                   --------
             AIM V.I. Balanced          AIM V.I. Basic Balanced
               Sub-Account              Sub-Account
             Scudder International      DWS International
               Sub-Account              Sub-Account
             Salomon Brothers U.S.      Western Asset Management
               Government Sub-Account   U.S. Government
                                        Sub-Account
             Van Kampen Emerging        Van Kampen Strategic
               Growth Sub-Account       Growth Sub-Account
             Mercury Large Cap Core     BlackRock Large-Cap Core
               Sub-Account              Sub-Account
             Federated High Yield       BlackRock High Yield
               Sub-Account              Sub-Account
             Scudder Small Cap Growth   DWS Small Cap Growth
               Sub-Account              Sub-Account
             Greenwich Street           LMPV Appreciation
               Appreciation Sub-Account Sub-Account
             Greenwich Street Capital   LMPV Capital and Income
               and Income Sub-Account   Sub-Account
             Greenwich Street Equity    LMPV Equity Index
               Index Sub-Account        Sub-Account
             Greenwich Street
               Fundamental Value        LMPV Fundamental Value
               Sub-Account              Sub-Account
             Salomon Brothers Variable
               High Yield Bond Fund     LMPV Global High Yield
               Sub-Account              Bond Sub-Account
             Salomon Brothers Variable
               Investors Sub-Account    LMPV Investors Sub-Account
             Salomon Brothers Variable
               Small Cap Growth         LMPV Small Cap Growth
               Sub-Account              Sub-Account
             Smith Barney
               Allocation-Select        LMPV Lifestyle Balanced
               Balanced Sub-Account     Sub-Account
             Smith Barney
               Allocation-Select        LMPV Lifestyle Growth
               Growth Sub-Account       Sub-Account
             Smith Barney
               Allocation-Select High   LMPV Lifestyle High
               Growth Sub-Account       Growth Sub-Account
             Smith Barney Dividend      LMPV Dividend Strategy
               Strategy Sub-Account     Sub-Account
             Smith Barney Growth and    LMPV Growth and Income
               Income Sub-Account       Sub-Account
             Smith Barney Premier
               Selections All Cap       LMPV Premier Selections
               Growth Sub-Account       All Cap Growth Sub-Account
             Multiple Discipline All    LMPV Multiple
               Cap Growth & Value       Discipline-All Cap Growth
               Sub-Account              and Value Sub-Account
             Multiple Discipline        LMPV Multiple
               Balanced All Cap Growth  Discipline-Balanced All
               &Value Sub-Account       Cap Growth and Value
                                        Sub-Account
             Multiple Discipline        LMPV Multiple Discipline
               Global All Cap Growth &  Global All Cap Growth and
               Value Sub-Account        Value Sub-Account
             Multiple Discipline Large  LMPV Multiple Discipline
               Cap Growth & Value       Large Cap Growth and
               Sub-Account              Value Sub-Account
             Smith Barney Adjustable    LMPV Adjustable Rate
               Rate Income Sub-Account  Income Sub-Account
             Smith Barney Aggressive    LMPV Aggressive Growth
               Growth Sub-Account       Sub-Account
             Smith Barney Large Cap     LMPV Large Cap Value
               Value Sub-Account        Sub-Account
             Smith Barney Large
               Capitalization Growth    LMPV Large Cap Growth
               Sub-Account              Sub-Account
             Smith Barney Money Market  LMPV Money Market
               Sub-Account              Sub-Account
             Social Awareness Stock     LMPV Social Awareness
               Sub-Account              Stock Sub-Account
             Lord Abbett Growth
               Opportunities            Van Kampen Mid-Cap Growth
               Sub-Account              Sub-Account
             Janus Aggressive Growth    Legg Mason Aggressive
               Sub-Account              Growth Sub-Account

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A OF
                    METLIFE INVESTORS USA INSURANCE COMPANY

               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)
                               DECEMBER 31, 2006

1.  BUSINESS -- (CONCLUDED)

             MERGERS:

             OLD PORTFOLIO              NEW PORTFOLIO
             -------------              -------------
             AIM V.I. Premier Equity    AIM V.I. Core Equity Fund
               Portfolio                Portfolio
             TST Federated High Yield   Federated High Yield
               Portfolio                Portfolio
             Capital Appreciation Fund  Janus Capital
                                        Appreciation Portfolio
             TST AIM Capital            Met/AIM Capital
               Appreciation Portfolio   Appreciation Portfolio
             TST MFS Value Portfolio    MFS Value Portfolio
             TST Pioneer Mid Cap Value  Pioneer Mid Cap Value
               Portfolio                Portfolio
             TST Style Focus Series:
               Small Cap Value          Dreman Small Cap Value
               Portfolio                Portfolio
             TST Mercury Large Cap      Mercury Large Cap Core
               Core Portfolio           Portfolio
             TST Equity Income
               Portfolio                FI Value Leaders Portfolio
             TST MFS Total Return
               Portfolio                MFS Total Return Portfolio
             TST U.S. Government        Western Asset Mgmt US
               Securities Portfolio     Government Portfolio
             TST Travelers Managed      BlackRock Bond Income
               Income Portfolio         Portfolio
             TST Managed Allocation
               Series: Aggressive       MetLife Aggressive
               Portfolio                Allocation Portfolio
             TST Managed Allocation
               Series:                  MetLife Conservative to
               Moderate-Conservative    Moderate Allocation
               Portfolio                Portfolio
             TST Managed Allocation
               Series: Conservative     MetLife Conservative
               Portfolio                Allocation Portfolio
             TST Managed Allocation
               Series:                  MetLife Moderate to
               Moderate-Aggressive      Aggressive Allocation
               Portfolio                Portfolio
             TST Managed Allocation
               Series: Moderate         MetLife Moderate
               Portfolio                Allocation Portfolio
             TST Pioneer Strategic      Pioneer Strategic Income
               Income Portfolio         Portfolio
             TST Convertible            Lord Abbett Bond
               Securities Portfolio     Debenture Portfolio
             TST Large Cap Portfolio    FI Large Cap Portfolio
             TST Style Focus Series:
               Small Cap Growth         Met/AIM Small Cap Growth
               Portfolio                Portfolio
             TST Pioneer Fund Portfolio Pioneer Fund Portfolio

                    ADDITIONS:
                    Loomis Sayles Global Markets Sub-Account
                    MFS Emerging Markets Equity Sub-Account
                    FI Large Cap Sub-Account

SUBSTITUTIONS:

OLD PORTFOLIO                            NEW PORTFOLIO
-------------                            -------------
Lazard Retirement Small Cap Portfolio    Third Avenue Small Cap Value Portfolio
Oppenheimer Capital Appreciation Fund/VA Oppenheimer Capital Appreciation Portfolio

For the year ended December 31, 2005

NAME CHANGES:

OLD NAME                                       NEW NAME
--------                                       --------
Met/AIM Mid-Cap Core Equity Sub-Account        Lazard Mid-Cap Sub Account
PIMCO PEA Innovation Sub-Account               RCM Global Technology Sub-Account
State Street Research Money Market Sub-Account BlackRock Money Market Sub-Account
State Street Research Bond Income Sub-Account  BlackRock Bond Income Sub-Account
State Street Research Aurora Sub-Account       BlackRock Aurora Sub-Account

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A OF
                    METLIFE INVESTORS USA INSURANCE COMPANY

               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)
                               DECEMBER 31, 2006


2.  SIGNIFICANT ACCOUNTING POLICIES

The financial statements included herein have been prepared in accordance with accounting principles generally accepted in the United States of America for variable annuity separate accounts registered as unit investment trusts.

    A. VALUATION OF INVESTMENTS

       Investments are made in the portfolios of the Funds and are valued at the reported net asset values of these portfolios. The investments of the portfolios are valued at fair value. Money market portfolio investments are valued utilizing the amortized cost method of valuation, which approximates fair value. Changes in fair values are recorded in Statement of Operations.

    B. SECURITY TRANSACTIONS

       Purchases and sales are recorded on the trade date basis. Realized gains and losses on the sales of investments are computed on the basis of the identified cost of the investment sold. Dividends and gains from realized gain distributions are recorded on the ex-distribution date.

    C. FEDERAL INCOME TAXES

       The operations of the Separate Account are included in the Federal income tax return of MLIUSA, which is taxed as a life insurance company under the provisions of the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, MLIUSA does not expect to incur Federal income taxes on the earnings of the Separate Account to the extent the earnings are credited under the Contracts. Accordingly, no charge is being made currently to the Separate Account for Federal income taxes. MLIUSA will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any Federal income taxes that would be attributable to the Contracts.

    D. ANNUITY PAYOUTS

       Net Assets allocated to contracts in the payout period are computed according to the Annuity 2000 Mortality Table. The assumed investment return is 3.0 percent. The mortality risk is fully borne by MLIUSA and may result in additional amounts being transferred into the variable annuity account by MLIUSA to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to MLIUSA.

    E. ESTIMATES

       The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

    F. PURCHASE PAYMENTS

       Purchase payments received by MLIUSA are credited as accumulation units as of the end of the valuation period in which received, as provided in the prospectus.

    G. RECLASSIFICATIONS

       In prior year Statement of Operations, the Separate Account reported dividend income and realized gain distributions collectively as dividend income. The realized gain distributions have been reclassified and now appear as a separate line item in the Statement of Operations for all periods presented. In the prior year financial statements, the realized gain distributions were included in the calculations of the investment income ratios. These distributions were appropriately excluded from the current year calculations and prior year periods have been adjusted to conform to the current year presentation. These reclassifications had no effect on the net assets of the Sub-Accounts or unit values of the Contracts.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A OF
                    METLIFE INVESTORS USA INSURANCE COMPANY

               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)
                               DECEMBER 31, 2006

2.  SIGNIFICANT ACCOUNTING POLICIES -- (CONTINUED)

    G. RECLASSIFICATIONS -- (CONTINUED)

       In prior year financial statements, the Separate Account presented certain Sub-Accounts holding classes of shares of the same portfolio separately and reported them as multiple Sub-Accounts. In the current year financial statements, these Sub-Accounts have been combined and reported as one Sub-Account. The Sub-Accounts in the Statement of Operations and Statement of Changes in Net Assets for all prior periods have been reclassified and reported on a combined basis to conform with the current years presentation. Combining these Sub-Accounts had no effect on the net assets of the Sub-Account or the unit value of the Contracts.

       Certain amounts in the prior year financial statements have been reclassified to conform with the amounts in the current year financial statements.

3.  EXPENSES AND RELATED PARTY TRANSACTIONS

For Contracts, MLIUSA deducts a daily charge from the net assets of the Separate Account Sub-Accounts that ranges from an annual rate of 0.89% to an annual rate of 2.90%. This charge varies according to the product specifications. The mortality risks assumed by MLIUSA arise from its contractual obligation to make annuity payments after the annuity date for the life of the annuitant and to waive the withdrawal charge in the event of the death of the contract owner. The administrative fees cover the cost of establishing and maintaining the Contracts and the Separate Account. These charges result in the reduction of unit values.

For Contracts with a contingent deferred sales charge, there is no deduction from purchase payments for sales fees at the time a Contract is purchased. However, if all or a portion of the contract value is withdrawn, MLIUSA deducts a withdrawal charge from the contract value or payment to the contract owner. The withdrawal charge is imposed on withdrawals of contract values attributable to purchase payments within a certain number of years after receipt and is equal to a flat percentage of the purchase payment withdrawn on a declining scale, depending on the product. For certain Contracts, after the first contract anniversary, provided the contract value exceeds $5,000, the contract owner may make one withdrawal each contract year of up to 10% of the aggregate purchase payments (on deposit for more than one year) without incurring a withdrawal charge. For certain other Contracts, after the first contract anniversary, the contract owner may withdraw up to 10% of the aggregate purchase payments each contract year, without incurring a withdrawal charge. During the first contract year, MLIUSA currently does not assess the withdrawal charge on amounts withdrawn under the systematic withdrawal program. These charges result in the redemption of units.

During the accumulation phase, MLIUSA imposes an annual contract maintenance fee of $30 on Contracts with account values less than $50,000 on the contract anniversary. This fee covers the cost of contract administration for the previous year and is deducted pro rata from the Separate Account Sub-Accounts (and for some Contracts, the fixed account as well). The charge is taken from account value on a full withdrawal or on the annuity date if such annuity date is other than the contract anniversary date. During the income phase, the charge is collected from each annuity payment, regardless of contract size. Subject to certain restrictions, the contract owner may transfer all or a portion of the accumulated value of the contract among the available Sub-Accounts and the fixed rate account. After 12 transfers are made in a contract year, MLIUSA may deduct a transfer fee of $25 per additional transfer (or, for certain Contracts if less, 2% of the amount transferred) from the account value. Transfers made in a dollar cost averaging program are not subject to the transfer fee. These charges result in the redemption of units.

Currently, MLIUSA advances any premium taxes due at the time purchase payments are made and then deducts premium taxes at the time annuity payments begin. MLIUSA has the right to deduct premium taxes when incurred.

For a full explanation of product charges and associated product features and benefits, please refer to your product prospectus.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A OF
                    METLIFE INVESTORS USA INSURANCE COMPANY

               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)
                               DECEMBER 31, 2006


4.  PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2006 were as follows:

                                                       PURCHASES       SALES
                                                     -------------- -----------
Lord Abbett Growth &Income Sub-Account.............. $  102,154,496 $85,613,924
Lord Abbett Bond Debenture Sub-Account..............     35,203,701  37,955,814
Van Kampen Mid-Cap Growth Sub-Account...............      6,459,467     478,000
Lord Abbett Mid-Cap Value Sub-Account...............      9,318,381     398,016
Lazard Mid-Cap Sub-Account..........................     19,753,118  18,701,899
Met/AIM Small-Cap Growth Sub-Account (b)............     35,300,585  25,435,392
Harris Oakmark International Sub-Account............     86,768,747  26,911,722
Third Avenue Small-Cap Value Sub-Account............     50,552,200  31,856,596
Oppenheimer Capital Appreciation Sub-Account........      7,341,659  43,193,257
Legg Mason Aggressive Growth Sub-Account............     19,962,916  17,218,842
PIMCO Total Return Sub-Account......................     48,805,752  34,664,442
RCM Global Technology Sub-Account...................      8,270,354   9,581,592
PIMCO Inflation Protected Bond Sub-Account..........     30,632,858  39,583,552
T. Rowe Price Mid-Cap Growth Sub-Account............     22,479,884  24,795,875
MFS Research International Sub-Account..............     64,476,273  17,443,543
Neuberger Berman Real Estate Sub-Account............     45,200,899   6,364,346
Turner Mid-Cap Growth Sub-Account...................     15,520,448   6,633,958
Goldman Sachs Mid-Cap Value Sub-Account.............     32,147,640   8,981,933
MetLife Defensive Strategy Sub-Account..............    191,274,582  90,780,829
MetLife Moderate Strategy Sub-Account...............    314,761,951  50,918,839
MetLife Balanced Strategy Sub-Account...............    924,950,468  43,058,492
MetLife Growth Strategy Sub-Account.................  1,417,470,125   2,891,713
MetLife Aggressive Strategy Sub-Account.............    118,325,672  42,368,379
Van Kampen Comstock Sub-Account.....................     30,541,108   2,012,249
Legg Mason Value Equity Sub-Account.................     38,258,946   1,789,468
Met/Putnam Capital Opportunities Sub-Account........        370,199      12,058
MFS Emerging Markets Equity Sub-Account (b).........      8,945,993     439,185
Loomis Sayles Global Markets Sub-Account (b)........      7,745,449     478,399
Met/AIM Capital Appreciation Sub-Account (b)........      1,390,830     159,197
Janus Capital Appreciation Sub-Account (b)..........      1,385,353      60,303
MFS Value Sub-Account (b)...........................      6,086,955     161,196
Dreman Small Cap Growth Sub-Account (b).............      4,981,211      94,573
Pioneer Fund Sub-Account (b)........................      3,956,190     362,442
Pioneer Mid-Cap Value Sub-Account (b)...............      4,370,087     670,627
Pioneer Strategic Income Sub-Account (b)............     38,203,855     135,418
BlackRock Large Cap Core Sub-Account................        605,178     624,318
BlackRock High Yield Sub-Account (b)................      3,248,178     166,032
AIM V.I. Premier Equity Sub-Account (a).............         14,824   1,306,088
AIM V.I. Core Equity Sub-Account (b)................      1,251,592     174,059
AIM V.I. Capital Appreciation Sub-Account...........         16,381     131,988
AIM V.I. International Growth Sub-Account...........         51,408     201,157
AIM V.I. Basic Balanced Sub-Account.................         38,674     168,244
MFS Research Sub-Account............................          3,515      91,150
MFS Investors Trust Sub-Account.....................            806      13,921
MFS New Discovery Sub-Account.......................          7,770      32,553
Oppenheimer Main Street Growth & Income Sub-Account.          3,447      16,281
Oppenheimer Bond Sub-Account........................         22,955      68,941
Oppenheimer Strategic Bond Sub-Account..............          2,073         689
Oppenheimer Main Street Small-Cap Growth Sub-Account         24,913      48,746
Oppenheimer Money Sub-Account.......................          8,631      16,319
Fidelity Asset Manager Sub-Account..................      4,721,140  20,106,961
Fidelity Growth Sub-Account.........................      2,265,443  32,046,131
Fidelity Contrafund Sub-Account.....................     41,067,585  23,724,471
Fidelity Overseas Sub-Account.......................        661,355   2,384,397

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A OF
                    METLIFE INVESTORS USA INSURANCE COMPANY

               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)
                               DECEMBER 31, 2006

4.  PURCHASES AND SALES OF INVESTMENTS -- (CONTINUED)

                                                             PURCHASES      SALES
                                                            ------------ ------------
Fidelity Equity-Income Sub-Account......................... $  3,087,549 $  6,506,478
Fidelity Index 500 Sub-Account.............................    2,395,334   23,468,553
Fidelity Money Market Sub-Account..........................    9,033,262    4,945,972
Fidelity Mid Cap Sub-Account...............................   13,585,661       93,229
DWS International Sub-Account..............................    2,780,268    1,899,696
FI Mid Cap Opportunities Sub-Account.......................    1,504,282      864,249
FI Large Cap Sub-Account (b)...............................    2,265,723      113,838
FI Value Leaders Sub-Account (b)...........................    2,820,581      295,051
Russell 2000 Index Sub-Account.............................    3,276,038    2,969,022
FI International Stock Sub-Account.........................    2,713,201      437,332
MetLife Stock Index Sub-Account............................   36,296,573   51,685,261
BlackRock Legacy Large-Cap Growth Sub-Account..............      353,866      283,115
BlackRock Strategic Value Sub-Account......................    3,830,817    1,447,141
BlackRock Bond Income Sub-Account (b)......................    9,190,015      834,247
BlackRock Large-Cap Value Sub-Account......................    3,269,470      322,317
Lehman Brothers Aggregate Bond Index Sub-Account...........    1,439,581      791,797
Harris Oakmark Large Cap Value Sub-Account.................    1,271,872    1,305,173
Morgan Stanley EAFE Index Sub-Account......................    4,459,264      498,079
MFS Total Return Sub-Account (b)...........................   20,332,118      994,930
MetLife Mid Cap Stock Index Sub-Account....................    4,724,979      771,782
Davis Venture Value Sub-Account............................   25,153,806   44,213,903
Harris Oakmark Focused Value Sub-Account...................   51,463,343   54,794,495
Jennison Growth Sub-Account................................   18,483,247   24,506,499
BlackRock Money Market Sub-Account.........................  191,280,439  127,488,295
T. Rowe Price Small-Cap Growth Sub-Account.................      541,705      389,771
Western Asset Management U.S. Government Sub-Account (b)...   24,491,990    6,987,673
Oppenheimer Global Equity Sub-Account......................    3,496,605      115,692
MetLife Aggressive Allocation Sub-Account (b)..............    1,260,954       75,678
MetLife Conservative Allocation Sub-Account (b)............    2,020,951       18,939
MetLife Conservative to Moderate Allocation Sub-Account (b)    2,954,701       84,275
MetLife Moderate Allocation Sub-Account (b)................   17,552,008      469,393
MetLife Moderate to Aggressive Allocation Sub-Account (b)..   22,298,209    1,342,515
Van Kampen Strategic Growth Sub-Account....................       16,538       51,325
Van Kampen Enterprise Sub-Account..........................        5,508       20,440
Van Kampen Growth & Income Sub-Account.....................   18,601,096      165,120
Van Kampen Comstock Sub-Account............................   30,721,451       18,236
Federated Equity Income Sub-Account........................        1,998        8,378
Federated High Income Bond Sub-Account.....................       12,721       14,954
Federated Growth Strategies Sub-Account....................           --       14,104
Neuberger Genesis Sub-Account..............................        1,112        1,817
Alger American Small Capitalization Sub-Account............    3,324,777    9,201,383
T. Rowe Price Growth Sub-Account...........................      836,615    1,732,360
T. Rowe Price International Sub-Account....................      141,107      166,769
T. Rowe Price Prime Reserve Sub-Account....................      722,117      590,470
Janus Aspen Worldwide Growth Sub-Account...................          157          732
American Funds Global Small Capitalization Sub-Account.....    7,832,106    1,940,562
American Funds Growth Sub-Account..........................   75,769,196    1,404,102
American Funds Growth & Income Sub-Account.................   53,030,856    2,406,096
American Funds Global Growth Sub-Account...................   31,184,756      187,224
AllianceBernstein Large Cap Growth Sub-Account.............      699,922       65,822
Templeton Developing Markets Sub-Account...................   10,068,644      570,762
Templeton Foreign Securities Sub-Account...................   22,372,921    1,487,487
Templeton Growth Securities Sub-Account....................   14,154,467       85,080
Franklin Mutual Shares Securities Sub-Account..............   34,991,616    7,610,925
Franklin Income Securities Sub-Account.....................   27,275,980      193,240
Lazard Retirement Small-Cap Sub-Account....................    1,201,576    1,222,505

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A OF
                    METLIFE INVESTORS USA INSURANCE COMPANY

               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)
                               DECEMBER 31, 2006

4.  PURCHASES AND SALES OF INVESTMENTS -- (CONCLUDED)

                                                                       PURCHASES        SALES
                                                                     -------------- --------------
Van Kampen UIF Equity & Income Sub-Account.......................... $   65,097,399 $      302,546
Van Kampen UIF U.S. Real Estate Sub-Account.........................     28,249,023      3,196,927
Pioneer VCT Mid-Cap Sub-Account.....................................      8,442,690         83,149
Putnam Small Cap Value Sub-Account..................................      7,768,334        205,066
LMPV Global High Yield Bond Sub-Account.............................     17,374,468        190,503
LMPV Small-Cap Growth Sub-Account...................................      4,460,001        414,236
LMPV Investors Sub-Account..........................................      2,046,223        127,754
LMPV Capital & Income Sub-Account (b)...............................     35,761,940      1,006,573
LMPV Equity Index Sub-Account.......................................     39,827,740        989,407
LMPV Fundamental Value Sub-Account..................................     42,917,854        859,086
LMPV Appreciation Sub-Account.......................................     36,734,191         98,658
LMPV Adjustable Rate Income Sub-Account.............................      2,523,183        242,223
LMPV Aggressive Growth Sub-Account..................................     70,632,699        488,559
LMPV Large-Cap Growth Sub-Account...................................      5,436,266        114,337
LMPV Large-Cap Value Sub-Account (b)................................      1,223,356        129,684
LMPV Money Market Sub-Account.......................................     29,151,449      8,664,618
LMPV Social Awareness Stock Sub-Account (b).........................        288,494         20,446
LMPV Multiple-Discipline Balanced All Cap Growth & Value Sub-Account      2,178,052         67,923
LMPV Multiple-Discipline Large-Cap Growth & Value Sub-Account.......      1,202,363         73,039
LMPV Multiple-Discipline All Cap Growth Value Sub-Account...........      5,561,203      1,205,955
LMPV Multiple-Discipline Global All Cap Growth & Value Sub-Account..      4,949,011        250,219
LMPV Premier Selection All Cap Growth Sub-Account (b)...............        212,259          2,021
LMPV Dividend Strategy Sub-Account..................................      2,944,035         84,237
LMPV Growth and Income Sub-Account (b)..............................      3,680,877        302,032
LMPV Lifestyle Balanced Sub-Account (b).............................      3,287,046        545,109
LMPV Lifestyle Growth Sub-Account (b)...............................        433,483        114,709
LMPV Lifestyle High Growth Sub-Account (b)..........................        317,581         12,083
Capital Appreciation Sub-Account....................................        452,440        460,234
TST Large-Cap Sub-Account...........................................        345,082        432,062
TST Managed Allocation Aggressive Sub-Account (a)...................        670,811        642,418
TST Managed Allocation Conservative Sub-Account (a).................        744,488        710,846
TST Managed Allocation Moderate Sub-Account (a).....................      4,711,175      5,373,077
TST Managed Allocation Moderate-Aggressive Sub-Account (a)..........      5,162,593      5,277,588
TST Managed Allocation Moderate-Conservative Sub-Account (a)........        223,436        207,540
TST MFS Value Sub-Account (a).......................................        909,698        951,351
TST Style Focus Small-Cap Growth Sub-Account (a)....................      1,448,391      1,527,175
TST Style Focus Small-Cap Value Sub-Account (a).....................      1,289,665      1,435,446
TST Managed Income Sub-Account (a)..................................      1,465,438      1,590,558
TST Pioneer Fund Sub-Account (a)....................................        467,463        520,720
TST Pioneer Mid-Cap Value Sub-Account (a)...........................      1,045,512      1,202,600
TST Pioneer Strategic Income Sub-Account (a)........................      3,010,369      3,036,427
TST MFS Total Return Sub-Account (a)................................      2,804,060      2,861,169
TST Federated High Yield Sub-Account (a)............................        769,588        798,559
TST AIM Capital Appreciation Sub-Account (a)........................        396,868        397,355
TST Equity Income Sub-Account (a)...................................      1,222,431      1,236,344
TST U.S. Government Securities Sub-Account (a)......................        269,540        249,767
TST Convertible Securities Sub-Account (a)..........................        465,150        458,791
                                                                     -------------- --------------
Total............................................................... $5,080,611,899 $1,192,863,924
                                                                     ============== ==============

--------
(a) For the period January 1, 2006 to April 30, 2006
(b) For the period May 1, 2006 to December 31, 2006

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A OF
                    METLIFE INVESTORS USA INSURANCE COMPANY

               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)
                               DECEMBER 31, 2006

5.  CHANGE IN OUTSTANDING UNITS

The changes in units outstanding for the years ended December 31, 2006 and 2005 were as follows:

                                        LORD ABBETT     LORD ABBETT     VAN KAMPEN    LORD ABBETT
                                     GROWTH AND INCOME BOND DEBENTURE MID-CAP GROWTH MID-CAP VALUE
                                        SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                                     ----------------- -------------- -------------- -------------
Outstanding at December 31, 2005....    21,638,608       17,901,873       30,352         14,110
Activity during 2006:
 Issued.............................     2,126,006        2,644,057      658,407        374,856
 Redeemed...........................    (3,572,707)      (3,689,889)     (75,917)       (25,952)
                                        ----------      -----------      -------        -------
Outstanding at December 30, 2006....    20,191,907       16,856,041      612,842        363,014
                                        ==========      ===========      =======        =======

Outstanding at December 31, 2004....    25,899,570       26,280,750           --             --
Activity during 2005:
 Issued.............................     2,342,272        2,509,952       30,352         14,110
 Redeemed...........................    (6,603,234)     (10,888,829)          --             --
                                        ----------      -----------      -------        -------
Outstanding at December 31, 2005....    21,638,608       17,901,873       30,352         14,110
                                        ==========      ===========      =======        =======

--------
(a) For the period January 1, 2006 to April 30, 2006
(b) For the period May 1, 2006 to December 31, 2006

  LAZARD        MET/AIM      HARRIS OAKMARK  THIRD AVENUE       OPPENHEIMER         LEGG MASON        PIMCO
  MID-CAP   SMALL-CAP GROWTH INTERNATIONAL  SMALL-CAP VALUE CAPITAL APPRECIATION AGGRESSIVE GROWTH TOTAL RETURN
SUB-ACCOUNT SUB-ACCOUNT (B)   SUB-ACCOUNT     SUB-ACCOUNT       SUB-ACCOUNT         SUB-ACCOUNT    SUB-ACCOUNT
----------- ---------------- -------------- --------------- -------------------- ----------------- ------------
 8,655,654     13,246,176      18,995,708     20,096,109         43,028,313          16,090,265     36,618,285
 1,152,205      2,280,197       6,105,509      4,301,432          4,080,506           2,852,514      8,630,738
(1,977,134)    (3,171,884)     (4,208,589)    (4,347,243)        (7,829,558)         (3,715,187)    (7,931,983)
----------     ----------      ----------     ----------        -----------         -----------    -----------
 7,830,725     12,354,489      20,892,628     20,050,298         39,279,261          15,227,592     37,317,040
==========     ==========      ==========     ==========        ===========         ===========    ===========

10,260,770     18,324,234      22,456,213     22,647,378         57,692,439          25,135,863     42,299,943
 1,574,751      2,042,187       5,483,166      5,489,613          6,324,711           2,138,231      6,675,758
(3,179,867)    (7,120,245)     (8,943,671)    (8,040,882)       (20,988,837)        (11,183,829)   (12,357,416)
----------     ----------      ----------     ----------        -----------         -----------    -----------
 8,655,654     13,246,176      18,995,708     20,096,109         43,028,313          16,090,265     36,618,285
==========     ==========      ==========     ==========        ===========         ===========    ===========

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A OF
                    METLIFE INVESTORS USA INSURANCE COMPANY

               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)
                               DECEMBER 31, 2006

5.   CHANGE IN OUTSTANDING UNITS -- (CONTINUED)

The changes in units outstanding for the years ended December 31, 2006 and 2005 were as follows:

                                     RCM GLOBAL  PIMCO INFLATION T. ROWE PRICE  MFS RESEARCH
                                     TECHNOLOGY  PROTECTED BOND  MID-CAP GROWTH INTERNATIONAL
                                     SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                                     ----------- --------------- -------------- -------------
Outstanding at December 31, 2005.... 10,443,953     24,805,097     27,249,715    16,139,182
Activity during 2006:
 Issued.............................  3,262,340      4,559,621      5,497,939     6,101,516
 Redeemed........................... (3,391,568)    (6,559,784)    (6,269,203)   (4,035,668)
                                     ----------    -----------     ----------    ----------
Outstanding at December 30, 2006.... 10,314,725     22,804,934     26,478,451    18,205,030
                                     ==========    ===========     ==========    ==========
Outstanding at December 31, 2004.... 14,758,131     32,840,848     27,535,906    20,959,982
Activity during 2005:
 Issued.............................  2,156,146      5,834,881      6,804,696     3,352,070
 Redeemed........................... (6,470,324)   (13,870,632)    (7,090,887)   (8,172,870)
                                     ----------    -----------     ----------    ----------
Outstanding at December 31, 2005.... 10,443,953     24,805,097     27,249,715    16,139,182
                                     ==========    ===========     ==========    ==========

--------
(a) For the period January 1, 2006 to April 30, 2006
(b) For the period May 1, 2006 to December 31, 2006

NEUBERGER BERMAN     TURNER     GOLDMAN SACHS      METLIFE            METLIFE           METLIFE          METLIFE
  REAL ESTATE    MID-CAP GROWTH MID-CAP VALUE DEFENSIVE STRATEGY MODERATE STRATEGY BALANCED STRATEGY GROWTH STRATEGY
  SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT
---------------- -------------- ------------- ------------------ ----------------- ----------------- ---------------
    5,060,098       3,230,076     7,266,539       26,019,030         81,402,093       244,234,395      203,679,869
    3,403,050       1,786,647     3,665,419       25,448,410         44,168,009       115,776,700      146,369,736
   (1,390,208)     (1,094,808)   (1,920,895)     (15,506,018)       (19,125,717)      (35,095,333)     (24,666,575)
   ----------      ----------    ----------      -----------        -----------       -----------      -----------
    7,072,940       3,921,915     9,011,063       35,961,422        106,444,385       324,915,762      325,383,030
   ==========      ==========    ==========      ===========        ===========       ===========      ===========
    6,453,896       5,202,742     6,316,125       10,259,110         36,400,671       114,542,772       91,629,337
    2,105,807         770,692     4,238,160       22,898,220         59,438,524       148,637,237      124,772,078
   (3,499,605)     (2,743,358)   (3,287,746)      (7,138,300)       (14,437,102)      (18,945,614)     (12,721,546)
   ----------      ----------    ----------      -----------        -----------       -----------      -----------
    5,060,098       3,230,076     7,266,539       26,019,030         81,402,093       244,234,395      203,679,869
   ==========      ==========    ==========      ===========        ===========       ===========      ===========

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A OF
                    METLIFE INVESTORS USA INSURANCE COMPANY

               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)
                               DECEMBER 31, 2006

5. CHANGE IN OUTSTANDING UNITS -- (CONTINUED)

The changes in units outstanding for the years ended December 31, 2006 and 2005 were as follows:

                                       METLIFE                             MET/PUTNAM
                                     AGGRESSIVE  VAN KAMPEN   LEGG MASON     CAPITAL
                                      STRATEGY    COMSTOCK   VALUE EQUITY OPPORTUNITIES
                                     SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT   SUB-ACCOUNT
                                     ----------- ----------- ------------ -------------
Outstanding at December 31, 2005.... 42,330,798   1,605,458     125,789          --
Activity during 2006:
 Issued............................. 15,521,227   3,193,363   4,061,141      20,726
 Redeemed........................... (8,766,814)   (580,438)   (583,980)     (1,015)
                                     ----------   ---------   ---------      ------
Outstanding at December 30, 2006.... 49,085,211   4,218,383   3,602,950      19,711
                                     ==========   =========   =========      ======
Outstanding at December 31, 2004.... 20,464,973          --          --          --
Activity during 2005:
 Issued............................. 25,649,342   1,677,901     131,367          --
 Redeemed........................... (3,783,517)    (72,443)     (5,578)         --
                                     ----------   ---------   ---------      ------
Outstanding at December 31, 2005.... 42,330,798   1,605,458     125,789          --
                                     ==========   =========   =========      ======

--------
(a) For the period January 1, 2006 to April 30, 2006
(b) For the period May 1, 2006 to December 31, 2006

 MFS EMERGING    LOOMIS SAYLES        MET/AIM               JANUS                             DREMAN
MARKETS EQUITY  GLOBAL MARKETS  CAPITAL APPRECIATION CAPITAL APPRECIATION    MFS VALUE    SMALL CAP VALUE  PIONEER FUND
SUB-ACCOUNT (B) SUB-ACCOUNT (B)   SUB-ACCOUNT (B)      SUB-ACCOUNT (B)    SUB-ACCOUNT (B) SUB-ACCOUNT (B) SUB-ACCOUNT (B)
--------------- --------------- -------------------- -------------------- --------------- --------------- ---------------
          --             --                --                   --                 --              --              --
   1,000,591        831,554            95,335               13,762            423,924         403,408         236,416
     (99,522)       (76,773)          (16,448)                (920)           (37,710)        (17,086)        (33,939)
   ---------        -------           -------               ------            -------         -------         -------
     901,069        754,781            78,887               12,842            386,214         386,322         202,477
   =========        =======           =======               ======            =======         =======         =======
          --             --                --                   --                 --              --              --
          --             --                --                   --                 --              --              --
          --             --                --                   --                 --              --              --
   ---------        -------           -------               ------            -------         -------         -------
          --             --                --                   --                 --              --              --
   =========        =======           =======               ======            =======         =======         =======

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A OF
                    METLIFE INVESTORS USA INSURANCE COMPANY

               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)
                               DECEMBER 31, 2006

5.  CHANGE IN OUTSTANDING UNITS -- (CONTINUED)

The changes in units outstanding for the years ended December 31, 2006 and 2005 were as follows:

                                                         PIONEER
                                         PIONEER        STRATEGIC       BLACKROCK       BLACKROCK
                                      MID-CAP VALUE      INCOME      LARGE-CAP CORE    HIGH YIELD
                                     SUB-ACCOUNT (B) SUB-ACCOUNT (B) SUB-ACCOUNT (B) SUB-ACCOUNT (B)
                                     --------------- --------------- --------------- ---------------
Outstanding at December 31, 2005....          --               --             --              --
Activity during 2006:
 Issued.............................     394,190        2,113,879        191,231         213,070
 Redeemed...........................     (68,534)        (109,116)       (14,426)        (14,852)
                                         -------        ---------        -------         -------
Outstanding at December 30, 2006....     325,656        2,004,763        176,805         198,218
                                         =======        =========        =======         =======
Outstanding at December 31, 2004....          --               --             --              --
Activity during 2005:
 Issued.............................          --               --             --              --
 Redeemed...........................          --               --             --              --
                                         -------        ---------        -------         -------
Outstanding at December 31, 2005....          --               --             --              --
                                         =======        =========        =======         =======

--------
(a) For the period January 1, 2006 to April 30, 2006
(b) For the period May 1, 2006 to December 31, 2006

                                   AIM V.I.     AIM V.I.     AIM V.I.                   MFS
AIM V.I. PREMIER    AIM V.I.       CAPITAL    INTERNATIONAL    BASIC        MFS      INVESTORS
     EQUITY        CORE EQUITY   APPRECIATION    GROWTH      BALANCED    RESEARCH      TRUST
SUB-ACCOUNT (A)  SUB-ACCOUNT (B) SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
---------------- --------------- ------------ ------------- ----------- ----------- -----------
     317,256              --       146,864       140,508      210,112      71,636     36,118
         557         304,054         3,464         6,387        4,016         425         --
    (317,813)        (38,389)      (25,273)      (27,793)     (30,373)    (18,038)    (2,494)
    --------         -------       -------       -------      -------     -------     ------
          --         265,665       125,055       119,102      183,755      54,023     33,624
    ========         =======       =======       =======      =======     =======     ======
     372,968              --       160,011       149,241      248,074      78,859     39,372
       2,574              --           426         3,560        3,834          42      2,092
     (58,286)             --       (13,573)      (12,293)     (41,796)     (7,265)    (5,346)
    --------         -------       -------       -------      -------     -------     ------
     317,256              --       146,864       140,508      210,112      71,636     36,118
    ========         =======       =======       =======      =======     =======     ======

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A OF
                    METLIFE INVESTORS USA INSURANCE COMPANY

               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)
                               DECEMBER 31, 2006

5.  CHANGE IN OUTSTANDING UNITS -- (CONTINUED)

The changes in units outstanding for the years ended December 31, 2006 and 2005 were as follows:

                                                    OPPENHEIMER
                                        MFS NEW     MAIN STREET   OPPENHEIMER  OPPENHEIMER
                                       DISCOVERY  GROWTH & INCOME    BOND     STRATEGIC BOND
                                      SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT
                                      ----------- --------------- ----------- --------------
Outstanding at December 31, 2005.....   32,199        61,558        56,108         6,741
Activity during 2006:
 Issued..............................      601            --           568            --
 Redeemed............................   (4,306)       (2,437)       (9,609)           --
                                        ------        ------        ------        ------
Outstanding at December 30, 2006.....   28,494        59,121        47,067         6,741
                                        ======        ======        ======        ======
Outstanding at December 31, 2004.....   37,742        68,507        61,376        15,760
Activity during 2005:
 Issued..............................       34           679             6            --
 Redeemed............................   (5,577)       (7,628)       (5,274)       (9,019)
                                        ------        ------        ------        ------
Outstanding at December 31, 2005.....   32,199        61,558        56,108         6,741
                                        ======        ======        ======        ======

--------
(a) For the period January 1, 2006 to April 30, 2006
(b) For the period May 1, 2006 to December 31, 2006

  OPPENHEIMER
  MAIN STREET    OPPENHEIMER   FIDELITY     FIDELITY    FIDELITY    FIDELITY     FIDELITY
SMALL-CAP GROWTH    MONEY    ASSET MANAGER   GROWTH    CONTRAFUND   OVERSEAS   EQUITY-INCOME
  SUB-ACCOUNT    SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT
---------------- ----------- ------------- ----------- ----------- ----------- -------------
     20,466         35,829    14,833,146   18,327,783  18,309,411   1,115,424    1,681,844
      1,781             --       801,955    1,124,153   1,727,448      53,170       16,606
     (4,454)        (2,483)   (2,497,337)  (3,284,796) (2,411,395)   (216,609)    (471,376)
     ------        -------    ----------   ----------  ----------   ---------    ---------
     17,793         33,346    13,137,764   16,167,140  17,625,464     951,985    1,227,074
     ======        =======    ==========   ==========  ==========   =========    =========
     22,744         55,454    16,742,417   20,811,605  18,632,563   1,305,755    2,015,346
        478            318       914,047    1,436,688   1,835,776     120,574       20,938
     (2,756)       (19,943)   (2,823,318)  (3,920,510) (2,158,928)   (310,905)    (354,440)
     ------        -------    ----------   ----------  ----------   ---------    ---------
     20,466         35,829    14,833,146   18,327,783  18,309,411   1,115,424    1,681,844
     ======        =======    ==========   ==========  ==========   =========    =========

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A OF
                    METLIFE INVESTORS USA INSURANCE COMPANY

               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)
                               DECEMBER 31, 2006

5.  CHANGES IN OUTSTANDING UNITS -- (CONTINUED)

The changes in units outstanding for the years ended December 31, 2006 and 2005 were as follows:

                                       FIDELITY     FIDELITY    FIDELITY        DWS
                                       INDEX 500  MONEY MARKET   MID-CAP   INTERNATIONAL
                                      SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                                      ----------- ------------ ----------- -------------
Outstanding at December 31, 2005.....  9,738,122    4,560,029         --     3,098,930
Activity during 2006:
 Issued..............................     42,455    1,814,819    421,571       491,241
 Redeemed............................ (1,485,936)  (1,393,775)   (23,521)     (419,428)
                                      ----------   ----------    -------     ---------
Outstanding at December 30, 2006.....  8,294,641    4,981,073    398,050     3,170,743
                                      ==========   ==========    =======     =========
Outstanding at December 31, 2004..... 11,319,391    4,311,139         --     3,067,352
Activity during 2005:
 Issued..............................     70,580    1,641,690         --       463,667
 Redeemed............................ (1,651,849)  (1,392,800)        --      (432,089)
                                      ----------   ----------    -------     ---------
Outstanding at December 31, 2005.....  9,738,122    4,560,029         --     3,098,930
                                      ==========   ==========    =======     =========

--------
(a) For the period January 1, 2006 to April 30, 2006
(b) For the period May 1, 2006 to December 31, 2006

 FI MID-CAP                                    RUSSELL 2000 FI INTERNATIONAL   METLIFE   BLACKROCK LEGACY
OPPORTUNITIES  FI LARGE CAP   FI VALUE LEADERS    INDEX          STOCK       STOCK INDEX LARGE-CAP GROWTH
 SUB-ACCOUNT  SUB-ACCOUNT (B) SUB-ACCOUNT (B)  SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT
------------- --------------- ---------------- ------------ ---------------- ----------- ----------------
   579,118             --              --         508,847       140,779      21,140,946       16,067
   136,217        144,785         146,297         214,414       187,940       3,435,702       14,777
  (148,725)       (10,720)        (19,722)       (232,959)      (66,063)     (5,218,052)     (11,840)
  --------        -------         -------        --------       -------      ----------      -------
   566,610        134,065         126,575         490,302       262,656      19,358,596       19,004
  ========        =======         =======        ========       =======      ==========      =======
   614,837             --              --         476,600       120,078      20,771,866       11,623
   120,786             --              --         563,884        45,623       5,351,247       10,254
  (156,505)            --              --        (531,637)      (24,922)     (4,982,167)      (5,810)
  --------        -------         -------        --------       -------      ----------      -------
   579,118             --              --         508,847       140,779      21,140,946       16,067
  ========        =======         =======        ========       =======      ==========      =======

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A OF
                    METLIFE INVESTORS USA INSURANCE COMPANY

               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)
                               DECEMBER 31, 2006

5.  CHANGES IN OUTSTANDING UNITS -- (CONTINUED)

The changes in units outstanding for the years ended December 31, 2006 and 2005 were as follows:

                                                                                 LEHMAN BROTHERS
                                    BLACKROCK       BLACKROCK       BLACKROCK       AGGREGATE
                                 STRATEGIC VALUE   BOND INCOME   LARGE-CAP VALUE   BOND INDEX
                                   SUB-ACCOUNT   SUB-ACCOUNT (B)   SUB-ACCOUNT     SUB-ACCOUNT
                                 --------------- --------------- --------------- ---------------
Outstanding at December 31, 2005     598,942          69,533          77,212         300,648
Activity during 2006:
  Issued........................     154,647         221,440         101,416         125,985
  Redeemed......................    (140,342)        (29,031)        (23,724)        (86,513)
                                    --------         -------         -------         -------
Outstanding at December 30, 2006     613,247         261,942         154,904         340,120
                                    ========         =======         =======         =======
Outstanding at December 31, 2004     500,254          41,397          51,124         175,612
Activity during 2005:
  Issued........................     214,452          39,540          43,996         168,898
  Redeemed......................    (115,764)        (11,404)        (17,908)        (43,862)
                                    --------         -------         -------         -------
Outstanding at December 31, 2005     598,942          69,533          77,212         300,648
                                    ========         =======         =======         =======

HARRIS OAKMARK  MORGAN STANLEY       MFS       METLIFE MID-CAP DAVIS VENTURE HARRIS OAKMARK  JENNISON
LARGE CAP VALUE   EAFE INDEX    TOTAL RETURN     STOCK INDEX       VALUE     FOCUSED VALUE    GROWTH
  SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT (B)   SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
--------------- -------------- --------------- --------------- ------------- -------------- -----------
    423,013         636,754        183,329         538,128       44,607,893    23,942,954   15,959,598
    128,709         373,976        515,081         339,064        6,386,778     3,088,344    3,885,170
   (130,834)       (100,727)       (51,383)       (125,307)      (7,561,188)   (5,345,036)  (4,189,402)
   --------        --------        -------        --------      -----------    ----------   ----------
    420,888         910,003        647,027         751,885       43,433,483    21,686,262   15,655,366
   ========        ========        =======        ========      ===========    ==========   ==========
    333,624         350,801         97,363         364,852       54,052,906    27,909,852   22,012,332
    185,697         359,890        103,584         255,765        7,577,938     4,395,130    3,315,817
    (96,308)        (73,937)       (17,618)        (82,489)     (17,022,951)   (8,362,028)  (9,368,551)
   --------        --------        -------        --------      -----------    ----------   ----------
    423,013         636,754        183,329         538,128       44,607,893    23,942,954   15,959,598
   ========        ========        =======        ========      ===========    ==========   ==========

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A OF
                    METLIFE INVESTORS USA INSURANCE COMPANY

               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)
                               DECEMBER 31, 2006

5.  CHANGE IN OUTSTANDING UNITS -- (CONTINUED)

The changes in units outstanding for the years ended December 31, 2006 and 2005 were as follows:

                                                                WESTERN ASSET
                                  BLACKROCK    T. ROWE PRICE      MANAGEMENT     OPPENHEIMER
                                 MONEY MARKET SMALL-CAP GROWTH U. S. GOVERNMENT GLOBAL EQUITY
                                 SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT (B)   SUB-ACCOUNT
                                 ------------ ---------------- ---------------- -------------
Outstanding at December 31, 2005  12,431,418       63,311           391,235             --
Activity during 2006:
  Issued........................  31,946,687       40,008         1,774,831        209,413
  Redeemed...................... (26,053,446)     (29,724)         (638,924)       (14,076)
                                 -----------      -------         ---------        -------
Outstanding at December 30, 2006  18,324,659       73,595         1,527,142        195,337
                                 ===========      =======         =========        =======
Outstanding at December 31, 2004       1,856       31,008                --             --
Activity during 2005:
  Issued........................  27,627,788       39,020           444,727             --
  Redeemed...................... (15,198,226)      (6,717)          (53,492)            --
                                 -----------      -------         ---------        -------
Outstanding at December 31, 2005  12,431,418       63,311           391,235             --
                                 ===========      =======         =========        =======

--------
(a) For the period January 1, 2006 to April 30, 2006
(b) For the period May 1, 2006 to December 31, 2006

                                                    METLIFE
       METLIFE                METLIFE           CONSERVATIVE TO         METLIFE        METLIFE MODERATE TO     VAN KAMPEN
AGGRESSIVE ALLOCATION CONSERVATIVE ALLOCATION MODERATE ALLOCATION MODERATE ALLOCATION AGGRESSIVE ALLOCATION STRATEGIC GROWTH
   SUB-ACCOUNT (B)        SUB-ACCOUNT (B)       SUB-ACCOUNT (B)     SUB-ACCOUNT (B)      SUB-ACCOUNT (B)      SUB-ACCOUNT
--------------------- ----------------------- ------------------- ------------------- --------------------- ----------------
            --                     --                    --                   --                   --             88,859
       107,062                195,095               281,303            1,601,845            2,015,060          1,074,283
        (5,757)                  (624)               (8,127)             (46,899)            (138,185)          (129,277)
       -------                -------               -------            ---------            ---------          ---------
       101,305                194,471               273,176            1,554,946            1,876,875          1,033,865
       =======                =======               =======            =========            =========          =========
            --                     --                    --                   --                   --            108,230
            --                     --                    --                   --                   --              5,622
            --                     --                    --                   --                   --            (24,993)
       -------                -------               -------            ---------            ---------          ---------
            --                     --                    --                   --                   --             88,859
       =======                =======               =======            =========            =========          =========

VAN KAMPEN
ENTERPRISE
SUB-ACCOUNT
-----------
  43,297
   1,349
  (4,765)
  ------
  39,881
  ======
  46,381
     165
  (3,249)
  ------
  43,297
  ======

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A OF
                    METLIFE INVESTORS USA INSURANCE COMPANY

               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)
                               DECEMBER 31, 2006

5.  CHANGE IN OUTSTANDING UNITS -- (CONTINUED)

The changes in units outstanding for the years ended December 31, 2006 and 2005 were as follows:

                                                                            FEDERATED
                                   VAN KAMPEN    VAN KAMPEN    FEDERATED   HIGH INCOME
                                 GROWTH & INCOME  COMSTOCK   EQUITY INCOME    BOND
                                   SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                                 --------------- ----------- ------------- -----------
Outstanding at December 31, 2005       43,633            --     18,507       22,143
Activity during 2006:
  Issued........................    1,496,035     2,242,692         --          215
  Redeemed......................      (74,377)      (75,274)    (1,380)      (2,085)
                                    ---------     ---------     ------       ------
Outstanding at December 30, 2006    1,465,291     2,167,418     17,127       20,273
                                    =========     =========     ======       ======
Outstanding at December 31, 2004       54,075            --     20,644       31,469
Activity during 2005:
  Issued........................           56            --         --           --
  Redeemed......................      (10,498)           --     (2,137)      (9,326)
                                    ---------     ---------     ------       ------
Outstanding at December 31, 2005       43,633            --     18,507       22,143
                                    =========     =========     ======       ======

--------
(a) For the period January 1, 2006 to April 30, 2006
(b) For the period May 1, 2006 to December 31, 2006

 FEDERATED                                             T. ROWE      T. ROWE   JANUS ASPEN
  GROWTH     NEUBERGER   ALGER SMALL     T. ROWE        PRICE     PRICE PRIME  WORLDWIDE
STRATEGIES    GENESIS   CAPITALIZATION PRICE GROWTH INTERNATIONAL   RESERVE     GROWTH
SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT
----------- ----------- -------------- ------------ ------------- ----------- -----------
  35,001       1,183       8,307,133     142,212       102,719       82,793      1,375
       1           1       1,017,173      11,472         9,879       38,454         --
  (2,096)       (133)     (1,574,316)    (25,325)      (15,940)     (33,784)       (99)
  ------       -----      ----------     -------       -------      -------      -----
  32,906       1,051       7,749,990     128,359        96,658       87,463      1,276
  ======       =====      ==========     =======       =======      =======      =====
  38,902       1,371       9,017,916     162,635       107,931       69,819      1,477
     494          --       1,169,601      12,389        10,433       92,361          1
  (4,395)       (188)     (1,880,384)    (32,812)      (15,645)     (79,387)      (103)
  ------       -----      ----------     -------       -------      -------      -----
  35,001       1,183       8,307,133     142,212       102,719       82,793      1,375
  ======       =====      ==========     =======       =======      =======      =====

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A OF
                    METLIFE INVESTORS USA INSURANCE COMPANY

               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)
                               DECEMBER 31, 2006

5.  CHANGE IN OUTSTANDING UNITS -- (CONTINUED)

The changes in units outstanding for the years ended December 31, 2006 and 2005 were as follows:


                                  AMERICAN FUNDS  AMERICAN FUNDS  AMERICAN FUNDS   AMERICAN FUNDS
                                 GLOBAL SMALL CAP     GROWTH     GROWTH AND INCOME GLOBAL GROWTH
                                   SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT
                                 ---------------- -------------- ----------------- --------------
Outstanding at December 31, 2005      470,780        208,063          199,680           22,386
Activity during 2006:
  Issued........................      343,062        585,336          587,110        1,430,369
  Redeemed......................     (147,107)       (63,880)         (99,160)         (78,739)
                                     --------        -------          -------        ---------
Outstanding at December 30, 2006      666,735        729,519          687,630        1,374,016
                                     ========        =======          =======        =========
Outstanding at December 31, 2004      282,816        132,705          137,919               --
Activity during 2005:
  Issued........................      338,920         97,221           88,127           22,386
  Redeemed......................     (150,956)       (21,863)         (26,366)              --
                                     --------        -------          -------        ---------
Outstanding at December 31, 2005      470,780        208,063          199,680           22,386
                                     ========        =======          =======        =========

--------
(a) For the period January 1, 2006 to April 30, 2006
(b) For the period May 1, 2006 to December 31, 2006


ALLIANCEBERNSTEIN                     TEMPLETON   TEMPLETON    FRANKLIN     FRANKLIN   VAN KAMPEN
    LARGE-CAP         TEMPLETON        FOREIGN     GROWTH    MUTUAL SHARES   INCOME    UIF EQUITY
     GROWTH       DEVELOPING MARKETS SECURITIES  SECURITIES   SECURITIES   SECURITIES  AND INCOME
   SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT
----------------- ------------------ ----------- ----------- ------------- ----------- -----------
         --             21,537           33,847         --        11,181       4,136           --
     23,300            837,845        1,011,259    825,349     1,429,307     697,590    4,841,916
     (3,331)           (94,471)         (98,495)   (40,932)     (166,761)    (37,701)    (249,055)
     ------            -------        ---------    -------     ---------     -------    ---------
     19,969            764,911          946,611    784,417     1,273,727     664,025    4,592,861
     ======            =======        =========    =======     =========     =======    =========
         --                 --               --         --            --          --           --
         --             21,659           34,163         --        11,181       4,136           --
         --               (122)            (316)        --            --          --           --
     ------            -------        ---------    -------     ---------     -------    ---------
         --             21,537           33,847         --        11,181       4,136           --
     ======            =======        =========    =======     =========     =======    =========

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A OF
                    METLIFE INVESTORS USA INSURANCE COMPANY

               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)
                               DECEMBER 31, 2006

5.  CHANGE IN OUTSTANDING UNITS -- (CONTINUED)

The changes in units outstanding for the years ended December 31, 2006 and 2005 were as follows:

                                 VAN KAMPEN     PIONEER        PUTNAM           LMPV
                                  UIF U.S.        VCT            VT            GLOBAL
                                 REAL ESTATE MID-CAP VALUE SMALL-CAP VALUE HIGH YIELD BOND
                                 SUB-ACCOUNT  SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT
                                 ----------- ------------- --------------- ---------------
Outstanding at December 31, 2005        --           --             --            3,458
Activity during 2006:
  Issued........................   963,710      277,392        337,101        1,094,941
  Redeemed......................   (35,536)     (15,105)       (23,419)         (58,723)
                                   -------      -------        -------        ---------
Outstanding at December 30, 2006   928,174      262,287        313,682        1,039,676
                                   =======      =======        =======        =========
Outstanding at December 31, 2004        --           --             --               --
Activity during 2005:
  Issued........................        --           --             --            3,458
  Redeemed......................        --           --             --               --
                                   -------      -------        -------        ---------
Outstanding at December 31, 2005        --           --             --            3,458
                                   =======      =======        =======        =========

--------
(a) For the period January 1, 2006 to April 30, 2006
(b) For the period May 1, 2006 to December 31, 2006


                                  LMPV                                                      LMPV
      LMPV          LMPV         CAPITAL         LMPV           LMPV            LMPV     ADJUSTABLE
SMALL-CAP GROWTH  INVESTORS    AND INCOME    EQUITY INDEX FUNDAMENTAL VALUE APPRECIATION RATE INCOME
  SUB-ACCOUNT    SUB-ACCOUNT SUB-ACCOUNT (B) SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT  SUB-ACCOUNT
---------------- ----------- --------------- ------------ ----------------- ------------ -----------
     15,787          6,750             --         2,224           1,160          1,722         351
    366,781        132,976      3,312,504     1,488,265       1,345,152      1,288,559     266,005
    (56,930)        (9,356)      (213,217)      (49,797)        (88,817)       (53,325)    (50,030)
    -------        -------      ---------     ---------       ---------      ---------     -------
    325,638        130,370      3,099,287     1,440,692       1,257,495      1,236,956     216,326
    =======        =======      =========     =========       =========      =========     =======
         --             --             --            --              --             --          --
     15,787          6,750             --         2,224           1,160          1,722         351
         --             --             --            --              --             --          --
    -------        -------      ---------     ---------       ---------      ---------     -------
     15,787          6,750             --         2,224           1,160          1,722         351
    =======        =======      =========     =========       =========      =========     =======

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A OF
                    METLIFE INVESTORS USA INSURANCE COMPANY

               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)
                               DECEMBER 31, 2006

5.  CHANGE IN OUTSTANDING UNITS -- (CONTINUED)

The changes in units outstanding for the years ended December 31, 2006 and 2005 were as follows:


                                    LMPV          LMPV          LMPV
                                 AGGRESSIVE     LARGE CAP     LARGE-CAP      LMPV
                                   GROWTH        GROWTH         VALUE    MONEY MARKET
                                 SUB-ACCOUNT SUB-ACCOUNT (B) SUB-ACCOUNT SUB-ACCOUNT
                                 ----------- --------------- ----------- ------------
Outstanding at December 31, 2005     15,934           --        15,016        15,276
Activity during 2006:
  Issued........................  5,786,552      463,287        55,707     3,679,377
  Redeemed......................   (333,675)     (30,116)      (23,536)   (2,093,981)
                                  ---------      -------       -------    ----------
Outstanding at December 30, 2006  5,468,811      433,171        47,187     1,600,672
                                  =========      =======       =======    ==========
Outstanding at December 31, 2004         --           --            --            --
Activity during 2005:
  Issued........................     16,222           --        15,281        15,276
  Redeemed......................       (288)          --          (265)           --
                                  ---------      -------       -------    ----------
Outstanding at December 31, 2005     15,934           --        15,016        15,276
                                  =========      =======       =======    ==========

--------
(a) For the period January 1, 2006 to April 30, 2006
(b) For the period May 1, 2006 to December 31, 2006


                       LMPV                LMPV                LMPV                LMPV
     LMPV       MULTIPLE-DISCIPLINE MULTIPLE-DISCIPLINE MULTIPLE-DISCIPLINE MULTIPLE-DISCIPLINE        LMPV           LMPV
    SOCIAL       BALANCED ALL CAP        LARGE-CAP            ALL CAP         GLOBAL ALL CAP    PREMIER SELECTIONS  DIVIDEND
AWARENESS STOCK  GROWTH AND VALUE    GROWTH AND VALUE    GROWTH AND VALUE    GROWTH AND VALUE     ALL CAP GROWTH    STRATEGY
SUB-ACCOUNT (B)     SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT      SUB-ACCOUNT (B)   SUB-ACCOUNT
--------------- ------------------- ------------------- ------------------- ------------------- ------------------ -----------
        --              2,660              2,136                9,633              10,041                 --           3,967
    11,211            157,023             83,010              356,111             305,197             17,160         338,521
      (850)            (5,209)            (7,943)             (80,955)            (24,976)              (177)        (20,563)
    ------            -------             ------              -------             -------             ------         -------
    10,361            154,474             77,203              284,789             290,262             16,983         321,925
    ======            =======             ======              =======             =======             ======         =======
        --                 --                 --                   --                  --                 --              --
        --              2,660              2,136                9,633              10,041                 --           3,967
        --                 --                 --                   --                  --                 --              --
    ------            -------             ------              -------             -------             ------         -------
        --              2,660              2,136                9,633              10,041                 --           3,967
    ======            =======             ======              =======             =======             ======         =======

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A OF
                    METLIFE INVESTORS USA INSURANCE COMPANY

               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)
                               DECEMBER 31, 2006

5.  CHANGE IN OUTSTANDING UNITS -- (CONTINUED)

The changes in units outstanding for the years ended December 31, 2006 and 2005 were as follows:

                                      LMPV            LMPV            LMPV            LMPV
                                     GROWTH         LIFESTYLE       LIFESTYLE       LIFESTYLE
                                   AND INCOME       BALANCED         GROWTH        HIGH GROWTH
                                 SUB-ACCOUNT (B) SUB-ACCOUNT (B) SUB-ACCOUNT (B) SUB-ACCOUNT (B)
                                 --------------- --------------- --------------- ---------------
Outstanding at December 31, 2005          --              --             --              --
Activity during 2006:
  Issued........................     396,898         220,255         31,381          23,478
  Redeemed......................     (45,692)        (42,641)        (8,000)         (2,086)
                                     -------         -------         ------          ------
Outstanding at December 30, 2006     351,206         177,614         23,381          21,392
                                     =======         =======         ======          ======
Outstanding at December 31, 2004          --              --             --              --
Activity during 2005:
  Issued........................          --              --             --              --
  Redeemed......................          --              --             --              --
                                     -------         -------         ------          ------
Outstanding at December 31, 2005          --              --             --              --
                                     =======         =======         ======          ======

--------
(a) For the period January 1, 2006 to April 30, 2006
(b) For the period May 1, 2006 to December 31, 2006


                                       TST MANAGED     TST MANAGED     TST MANAGED       TST MANAGED          TST MANAGED
                           TST         ALLOCATION      ALLOCATION      ALLOCATION        ALLOCATION           ALLOCATION
CAPITAL APPRECIATION    LARGE-CAP      AGGRESSIVE     CONSERVATIVE      MODERATE     MODERATE-AGGRESSIVE MODERATE-CONSERVATIVE
  SUB-ACCOUNT (A)    SUB-ACCOUNT (A) SUB-ACCOUNT (A) SUB-ACCOUNT (A) SUB-ACCOUNT (A)   SUB-ACCOUNT (A)      SUB-ACCOUNT (A)
-------------------- --------------- --------------- --------------- --------------- ------------------- ---------------------
          239              6,503           4,493              --          98,524            51,045                   --
        4,027             19,036          49,727          68,682         384,633           445,569               19,394
       (4,266)           (25,539)        (54,220)        (68,682)       (483,157)         (496,614)             (19,394)
       ------            -------         -------         -------        --------          --------              -------
           --                 --              --              --              --                --                   --
       ======            =======         =======         =======        ========          ========              =======
           --                 --              --              --              --                --                   --
          239              6,503           4,493              --          98,524            51,045                   --
           --                 --              --              --              --                --                   --
       ------            -------         -------         -------        --------          --------              -------
          239              6,503           4,493              --          98,524            51,045                   --
       ======            =======         =======         =======        ========          ========              =======

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A OF
                    METLIFE INVESTORS USA INSURANCE COMPANY

               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)
                               DECEMBER 31, 2006

5.  CHANGE IN OUTSTANDING UNITS -- (CONCLUDED)

The changes in units outstanding for the years ended December 31, 2006 and 2005 were as follows:

                                                    TST STYLE       TST STYLE
                                                   FOCUS SMALL     FOCUS SMALL     TST MANAGED     TST PIONEER
                                  TST MFS VALUE    CAP GROWTH       CAP VALUE        INCOME           FUND
                                 SUB-ACCOUNT (A) SUB-ACCOUNT (A) SUB-ACCOUNT (A) SUB-ACCOUNT (A) SUB-ACCOUNT (A)
                                 --------------- --------------- --------------- --------------- ---------------
Outstanding at December 31, 2005       1,651           4,581           7,734          10,658           2,811
Activity during 2006:
  Issued........................      65,418         112,097         104,090          96,165          26,845
  Redeemed......................     (67,069)       (116,678)       (111,824)       (106,823)        (29,656)
                                     -------        --------        --------        --------         -------
Outstanding at December 30, 2006          --              --              --              --              --
                                     =======        ========        ========        ========         =======
Outstanding at December 31, 2004          --              --              --              --              --
Activity during 2005:
  Issued........................       1,651           4,581           7,734          10,658           2,811
  Redeemed......................          --              --              --              --              --
                                     -------        --------        --------        --------         -------
Outstanding at December 31, 2005       1,651           4,581           7,734          10,658           2,811
                                     =======        ========        ========        ========         =======

--------
(a) For the period January 1, 2006 to April 30, 2006
(b) For the period May 1, 2006 to December 31, 2006

                  TST PIONEER                                                                                      TST U.S.
  TST PIONEER      STRATEGIC     TST MFS TOTAL   TST FEDERATED    TST MERCURY   TST AIM CAPITAL   TST EQUITY      GOVERNMENT
 MID-CAP VALUE      INCOME          RETURN        HIGH YIELD    LARGE CAP CORE   APPRECIATION       INCOME        SECURITIES
SUB-ACCOUNT (A) SUB-ACCOUNT (A) SUB-ACCOUNT (A) SUB-ACCOUNT (A) SUB-ACCOUNT (A) SUB-ACCOUNT (A) SUB-ACCOUNT (A) SUB-ACCOUNT (A)
--------------- --------------- --------------- --------------- --------------- --------------- --------------- ---------------
     12,149             546           4,031           5,243           2,961              --           6,546             167
     94,900         170,460         115,990          46,160          56,753          27,236          54,254          12,671
   (107,049)       (171,006)       (120,021)        (51,403)        (59,714)        (27,236)        (60,800)        (12,838)
   --------        --------        --------         -------         -------         -------         -------         -------
         --              --              --              --              --              --              --              --
   ========        ========        ========         =======         =======         =======         =======         =======
         --              --              --              --              --              --              --              --
     12,149             546           4,031           5,243           2,961              --           6,546             167
         --              --              --              --              --              --              --              --
   --------        --------        --------         -------         -------         -------         -------         -------
     12,149             546           4,031           5,243           2,961              --           6,546             167
   ========        ========        ========         =======         =======         =======         =======         =======

TST CONVERTIBLE
  SECURITIES
SUB-ACCOUNT (A)
---------------
         --
     29,409
    (29,409)
    -------
         --
    =======
         --
         --
         --
    -------
         --
    =======

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A OF
                    METLIFE INVESTORS USA INSURANCE COMPANY

               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)
                               DECEMBER 31, 2006

6.   UNIT VALUES

The following table is a summary of unit values and units outstanding for the Policies and the expenses as a percentage of average net assets, excluding expenses for the underlying portfolios, for the years ended December 31, 2006, 2005, 2004, 2003, and 2002 or lesser time period if applicable:


                                                     LORD ABBETT GROWTH AND LORD ABBETT BOND    VAN KAMPEN    LORD ABBETT MID-CAP
                                                             INCOME            DEBENTURE      MID-CAP GROWTH         VALUE
                                                          SUB-ACCOUNT         SUB-ACCOUNT      SUB-ACCOUNT        SUB-ACCOUNT
                                                     ---------------------- ---------------- ---------------- -------------------
2006
Units...............................................           20,191,907         16,856,041          612,842           363,014
Unit Fair Value, Lowest to Highest (1)..............     $29.87 to $97.12    $6.34 to $19.81 $10.20 to $10.75  $25.47 to $27.96
Net Assets..........................................         $898,436,542       $306,513,652       $6,430,532        $9,728,623
Investment Income Ratio to Net Assets (2)...........                1.63%              6.67%            0.00%             0.36%
Expenses as a Percent of Average Net Assets, Lowest,
 Highest (3)........................................        2.35% , 0.89%      2.35% , 0.89%    2.30% , 1.40%     2.30% , 1.40%
Total Return, Lowest to Highest (4).................     15.06% to 16.98%     6.62% to 8.39%   5.91% to 6.87%   9.63% to 10.62%
2005
Units...............................................           21,638,608         17,901,873           30,352            14,110
Unit Fair Value, Lowest to Highest (1)..............     $47.57 to $83.02   $16.76 to $18.28  $9.63 to $10.06  $23.23 to $25.27
Net Assets..........................................         $824,030,188       $303,014,566         $299,552          $343,901
Investment Income Ratio to Net Assets (2)...........                0.89%              3.81%            0.00%             0.35%
Expenses as a Percent of Average Net Assets (3).....        2.35% , 0.89%      2.35% , 0.89%    2.30% , 1.40%     2.30% , 1.40%
Total Return, Lowest to Highest (4).................       1.00% to 2.76%    -0.86% to 0.91%   4.40% to 4.55%    4.15% to 4.31%
2004
Units...............................................           25,899,570         26,280,750               --                --
Unit Fair Value, Lowest to Highest (1)..............     $47.10 to $80.79   $16.91 to $18.12              $--               $--
Net Assets..........................................         $993,369,357       $445,940,992              $--               $--
Investment Income Ratio to Net Assets (2)...........                0.36%              2.65%               --                --
Expenses as a Percent of Average Net Assets (3).....        2.35% , 0.89%      2.35% , 0.89%               --                --
Total Return, Lowest to Highest (4).................     10.02% to 11.92%     5.65% to 7.47%               --                --
2003
Units...............................................           26,780,162         30,439,495               --                --
Unit Fair Value, Lowest to Highest (1)..............     $42.81 to $72.18   $16.00 to $16.86              $--               $--
Net Assets..........................................         $924,533,437       $486,072,404              $--               $--
Investment Income Ratio to Net Assets (2)...........                0.89%              2.76%               --                --
Expenses as a Percent of Average Net Assets (3).....        2.35% , 0.89%      2.35% , 0.89%               --                --
Total Return, Lowest to Highest (4).................     23.90% to 29.90%    8.88% to 18.46%               --                --
2002
Units...............................................           17,609,853          8,472,910               --                --
Unit Fair Value, Lowest to Highest (1)..............     $33.48 to $17.44    $13.73 to $4.65              $--               $--
Net Assets..........................................         $415,860,067       $115,430,498              $--               $--
Investment Income Ratio to Net Assets (2)...........                1.11%              4.90%               --                --
Expenses as a Percent of Average Net Assets (3).....        2.25% , 0.89%      2.25% , 1.30%               --                --
Total Return, Lowest to Highest (4).................   -19.18% to -19.09%   -1.86% to -1.77%               --                --

--------
(1) MLIUSA sells a number of variable annuity products, which have a unique combination of features and fees that are charged against the contract owner's cash value. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.
(2) These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account Sub-Accounts from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account Sub-Accounts is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account Sub-Accounts invest.
(3) These ratios represent the annualized contract expenses of the Separate Account Sub-Accounts, consisting of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
(4) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the Separate Account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.
(a) For the period January 1, 2006 to April 20, 2006
(b) For the period May 1, 2006 to December 31, 2006

                       MET/AIM                                                       OPPENHEIMER
     LAZARD           SMALL-CAP             HARRIS         THIRD AVENUE SMALL-CAP      CAPITAL       LEGG MASON AGGRESSIVE
     MID-CAP           GROWTH        OAKMARK INTERNATIONAL         VALUE             APPRECIATION           GROWTH
   SUB-ACCOUNT       SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
----------------- ------------------ --------------------- ---------------------- ------------------ ---------------------
        7,830,725         12,354,489          20,892,628             20,050,298           39,279,261          15,227,592
 $15.64 to $16.43   $14.00 to $15.16    $19.13 to $20.10       $17.49 to $18.82      $8.75 to $11.41      $7.44 to $7.84
     $126,365,450       $178,634,572        $412,470,437           $360,767,904         $357,893,449        $116,887,678
            0.31%              0.00%               2.44%                  0.45%                0.10%               0.00%

    2.35% , 1.30%      2.35% , 0.89%       2.35% , 1.30%          2.35% , 0.89%        2.35% , 1.15%       2.35% , 1.30%
 12.02% to 13.20%   11.54% to 12.90%    25.86% to 27.19%       10.51% to 12.38%       5.12% to 6.58%    -4.01% to -3.00%
        8,655,654         13,246,176          18,995,708             20,097,482           43,028,313          16,090,265
 $14.10 to $14.52   $12.68 to $13.43    $15.34 to $15.81       $15.90 to $16.74      $8.41 to $72.34      $7.84 to $8.08
     $123,820,991       $170,469,329        $295,833,789           $324,830,876         $370,348,053        $127,810,334
            0.06%              0.00%               0.00%                  0.00%                0.00%               0.00%
    2.35% , 1.30%      2.35% , 0.89%       2.35% , 1.30%          2.35% , 0.89%        2.35% , 1.15%       2.35% , 1.30%
   5.56% to 6.67%     5.76% to 7.63%    11.59% to 12.77%       12.80% to 14.79%       2.29% to 3.92%    10.95% to 12.11%
       10,260,770         18,324,234          22,456,213             22,647,378           57,692,439          25,135,863
 $13.35 to $13.61   $11.99 to $12.48    $13.75 to $14.02       $14.10 to $14.58      $8.22 to $10.31      $7.06 to $7.21
     $138,065,930       $221,300,303        $311,119,427           $322,139,879         $481,094,106        $178,656,657
            0.00%              0.00%               0.00%                  0.30%                0.66%               0.00%
    2.35% , 1.30%      2.35% , 0.89%       2.35% , 1.30%          2.35% , 0.89%        3.35% , 1.15%       2.35% , 1.30%
 11.74% to 12.92%     3.95% to 5.78%    17.72% to 18.96%       23.56% to 25.68%       3.09% to 5.21%      5.92% to 7.04%
       12,288,849         12,507,344          16,889,437             19,607,796           51,514,003          26,535,225
 $11.95 to $12.05   $11.53 to $11.70    $11.68 to $11.78       $11.41 to $11.54       $7.91 to $7.99      $6.67 to $6.73
     $146,961,328       $144,317,277        $197,424,709           $224,160,967         $407,474,001        $176,918,622
            1.53%              0.00%               1.81%                  0.48%                0.00%               0.00%
    2.35% , 1.30%      2.35% , 1.25%       2.35% , 1.30%          2.35% , 1.25%        2.35% , 1.30%       2.35% , 1.30%
 22.83% to 24.55%    32.4% to 37.35%    33.47% to 33.23%       34.67% to 39.78%     20.90% to 26.87%    21.15% to 29.21%
        2,416,396          4,064,765           1,441,751              3,106,789           15,642,954           7,128,991
   $9.68 to $9.57     $8.48 to $8.38      $8.84 to $8.74         $8.24 to $8.19       $6.30 to $6.21      $5.21 to $5.14
      $23,290,143        $34,347,942         $12,696,039            $25,545,489          $97,906,221         $36,922,180
            0.02%              0.00%               0.24%                  0.39%                0.01%               0.01%
    2.25% , 1.30%      2.25% , 1.30%       2.25% , 1.30%          2.25% , 1.30%        2.25% , 1.30%       2.25% , 1.30%
-11.97% to -12.8% -28.44% to -29.12%  -19.15% to -19.92%     -17.62% to -18.14%   -25.71% to -26.41%  -28.77% to -29.44%

     PIMCO
  TOTAL RETURN
  SUB-ACCOUNT
----------------
      37,317,040
 $8.56 to $13.14
    $440,826,722
           2.58%

   2.35% , 0.89%
  2.10% to 3.88%
      36,618,285
$11.89 to $12.65
    $418,753,068
           0.01%
   2.35% , 0.89%
 -0.12% to 1.56%
      42,299,943
$11.90 to $12.46
    $483,702,554
           7.16%
   2.35% , 0.89%
  2.54% to 4.31%
      44,224,455
$11.61 to $11.94
    $502,661,539
           1.36%
   2.35% , 0.89%
 -0.06% to 3.59%
      24,396,053
 $11.38 to $7.66
    $263,905,635
           0.00%
   2.25% , 1.15%
 7.-88% to 8.04%

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A OF
                    METLIFE INVESTORS USA INSURANCE COMPANY

               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)
                               DECEMBER 31, 2006

6.  UNIT VALUES -- (CONTINUED)

The following table is a summary of unit values and units outstanding for the Policies and the expenses as a percentage of average net assets, excluding expenses for the underlying portfolios, for the years ended December 31, 2006, 2005, 2004, 2003, and 2002 or lesser time period if applicable:

                                                                           PIMCO INFLATION  T. ROWE PRICE MID-CAP
                                                     RCM GLOBAL TECHNOLOGY PROTECTED BOND          GROWTH
                                                          SUB-ACCOUNT        SUB-ACCOUNT         SUB-ACCOUNT
                                                     --------------------- ---------------- ---------------------
2006
Units...............................................          10,314,725         22,804,934          26,478,451
Unit Fair Value, Lowest to Highest (1)..............      $4.71 to $5.15   $10.72 to $11.14      $8.04 to $8.47
Net Assets..........................................         $50,206,487       $250,682,193        $220,015,833
Investment Income Ratio to Net Assets (2)...........               0.00%              3.75%               0.00%
Expenses as a Percent of Average Net Assets, Lowest,
 Highest (3)........................................       2.35% , 0.89%      2.35% , 1.30%       2.35% , 1.30%
Total Return, Lowest to Highest (4).................      2.91% to 4.55%   -1.94% to -0.91%      3.70% to 4.80%
2005
Units...............................................          10,443,953         24,805,097          27,249,715
Unit Fair Value, Lowest to Highest (1)..............      $4.63 to $4.93   $10.93 to $11.25      $7.84 to $8.08
Net Assets..........................................         $49,054,494       $276,160,752        $216,790,477
Investment Income Ratio to Net Assets (2)...........               0.00%              0.00%               0.00%
Expenses as a Percent of Average Net Assets (3).....       2.35% , 0.89%      2.35% , 1.30%       2.35% , 1.30%
Total Return, Lowest to Highest (4).................     8.44% to 10.37%    -0.96% to 0.08%    11.97% to 13.15%
2004
Units...............................................          14,758,131         32,840,848          27,535,906
Unit Fair Value, Lowest to Highest (1)..............      $4.27 to $4.47   $11.04 to $11.24      $7.00 to $7.14
Net Assets..........................................         $63,448,988       $366,675,258        $194,196,541
Investment Income Ratio to Net Assets (2)...........               0.00%              4.84%               0.00%
Expenses as a Percent of Average Net Assets (3).....       2.35% , 0.89%      2.35% , 1.30%       2.35% , 1.30%
Total Return, Lowest to Highest (4).................    -6.54% to -5.13%     6.47% to 7.60%    15.08% to 16.30%
2003
Units...............................................           9,339,752         25,707,912          33,526,891
Unit Fair Value, Lowest to Highest (1)..............      $4.57 to $4.71   $10.37 to $10.44      $6.09 to $6.14
Net Assets..........................................         $42,664,907       $267,794,617        $203,972,459
Investment Income Ratio to Net Assets (2)...........               0.00%              0.42%               0.00%
Expenses as a Percent of Average Net Assets (3).....       2.35% , 0.89%      2.35% , 1.30%       2.35% , 1.30%
Total Return, Lowest to Highest (4).................    38.29% to 56.45%     3.70% to 4.43%    27.90% to 34.88%
2002
Units...............................................           3,460,978                 --           9,490,409
Unit Fair Value, Lowest to Highest (1)..............      $2.97 to $2.92                $--      $4.55 to $4.49
Net Assets..........................................         $10,254,534                $--         $42,957,913
Investment Income Ratio to Net Assets (2)...........               0.00%                 --               0.00%
Expenses as a Percent of Average Net Assets (3).....       2.25% , 1.30%                 --       2.25% , 1.30%
Total Return, Lowest to Highest (4).................  -51.37% to -51.83%                 --  -44.76% to -45.29%

                                                       MFS RESEARCH
                                                       INTERNATIONAL
                                                        SUB-ACCOUNT
                                                     ------------------
2006
Units...............................................         18,205,030
Unit Fair Value, Lowest to Highest (1)..............   $15.21 to $17.35
Net Assets..........................................       $287,904,765
Investment Income Ratio to Net Assets (2)...........              1.63%
Expenses as a Percent of Average Net Assets, Lowest,
 Highest (3)........................................      2.35% , 0.89%
Total Return, Lowest to Highest (4).................   23.63% to 25.79%
2005
Units...............................................         16,139,182
Unit Fair Value, Lowest to Highest (1)..............   $12.53 to $13.79
Net Assets..........................................       $204,989,567
Investment Income Ratio to Net Assets (2)...........              0.35%
Expenses as a Percent of Average Net Assets (3).....      2.35% , 0.89%
Total Return, Lowest to Highest (4).................   13.73% to 15.91%
2004
Units...............................................         20,959,982
Unit Fair Value, Lowest to Highest (1)..............   $10.01 to $11.90
Net Assets..........................................       $232,369,176
Investment Income Ratio to Net Assets (2)...........              0.00%
Expenses as a Percent of Average Net Assets (3).....      2.35% , 0.89%
Total Return, Lowest to Highest (4).................   16.78% to 19.72%
2003
Units...............................................         12,887,155
Unit Fair Value, Lowest to Highest (1)..............     $9.43 to $9.52
Net Assets..........................................       $121,500,710
Investment Income Ratio to Net Assets (2)...........              0.89%
Expenses as a Percent of Average Net Assets (3).....      2.35% , 1.30%
Total Return, Lowest to Highest (4).................   28.59% to 30.34%
2002
Units...............................................          6,394,788
Unit Fair Value, Lowest to Highest (1)..............     $7.30 to $7.20
Net Assets..........................................        $46,424,339
Investment Income Ratio to Net Assets (2)...........              0.24%
Expenses as a Percent of Average Net Assets (3).....      2.25% , 1.30%
Total Return, Lowest to Highest (4)................. -12.94% to -13.77%

--------
(1) MLIUSA sells a number of variable annuity products, which have a unique combination of features and fees that are charged against the contract owner's cash value. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.
(2) These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account Sub-Accounts from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account Sub-Accounts is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account Sub-Accounts invest.
(3) These ratios represent the annualized contract expenses of the Separate Account Sub-Accounts, consisting of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
(4) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the Separate Account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.
(a) For the period January 1, 2006 to April 20, 2006
(b) For the period May 1, 2006 to December 31, 2006

NEUBERGER BERMAN  TURNER MID-CAP   GOLDMAN SACHS   METLIFE DEFENSIVE METLIFE MODERATE METLIFE BALANCED  METLIFE GROWTH
  REAL ESTATE         GROWTH       MID-CAP VALUE       STRATEGY          STRATEGY         STRATEGY         STRATEGY
  SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
---------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       7,072,940        3,921,915        9,011,063       35,961,422       106,444,385      324,915,762      325,383,030
$18.97 to $19.50 $12.45 to $12.80 $14.78 to $15.20 $10.93 to $11.18  $11.37 to $11.63 $11.88 to $12.15 $12.53 to $12.81
    $136,595,815      $49,712,120     $135,606,841     $399,117,450    $1,227,960,101   $3,917,704,428   $4,136,759,495
           0.95%            0.00%            0.00%            0.01%             0.01%            0.01%            0.01%

   2.35% , 1.30%    2.35% , 1.30%    2.35% , 1.30%    2.35% , 1.30%     2.35% , 1.30%    2.35% , 1.30%    2.35% , 1.30%
34.40% to 35.81%   3.61% to 4.71% 13.01% to 14.20%   6.11% to 7.23%    7.68% to 8.81%  9.38% to 10.54% 10.96% to 12.13%
       5,060,098        3,230,076        7,266,539       26,019,030        81,402,093      244,234,395      203,679,869
$14.11 to $14.36 $12.01 to $12.23 $13.08 to $13.31 $10.30 to $10.43  $10.56 to $10.69 $10.86 to $10.99 $11.29 to $11.43
     $72,233,498      $39,253,598      $96,096,991     $270,290,202      $866,351,374   $2,673,665,820   $2,317,496,022
           0.00%            0.00%            0.76%            1.17%             1.28%            1.27%            1.16%
   2.35% , 1.30%    2.35% , 1.30%    2.35% , 1.30%    2.35% , 1.30%     2.35% , 1.30%    2.35% , 1.30%    2.35% , 1.30%
10.66% to 11.83%   8.78% to 9.92%  9.93% to 11.09%   2.06% to 3.13%    3.36% to 4.45%   4.64% to 5.74%   6.60% to 7.72%
       6,453,896        5,202,742        6,316,125       10,259,110        36,400,671      114,542,772       91,629,337
$12.75 to $12.84 $11.04 to $11.12 $11.90 to $11.98 $10.10 to $10.11  $10.22 to $10.23 $10.38 to $10.40 $10.59 to $10.61
     $82,681,769      $57,720,296      $75,475,209     $103,691,358      $372,285,715   $1,190,221,359     $971,459,771
           3.24%            0.00%            0.97%            1.71%             1.34%            0.99%            0.62%
   2.35% , 1.30%    2.35% , 1.30%    2.35% , 1.30%    2.35% , 1.30%     2.35% , 1.30%    2.35% , 1.30%    2.35% , 1.30%
27.55% to 28.44% 10.47% to 11.24% 18.98% to 19.81%   1.71% to 1.59%    2.08% to 2.20%   2.79% to 2.91%   3.45% to 3.56%
              --               --               --               --                --               --               --
             $--              $--              $--              $--               $--              $--              $--
             $--              $--              $--              $--               $--              $--              $--
              --               --               --               --                --               --               --
              --               --               --               --                --               --               --
              --               --               --               --                --               --               --
              --               --               --               --                --               --               --
             $--              $--              $--              $--               $--              $--              $--
             $--              $--              $--              $--               $--              $--              $--
              --               --               --               --                --               --               --
              --               --               --               --                --               --               --
              --               --               --               --                --               --               --

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A OF
                    METLIFE INVESTORS USA INSURANCE COMPANY

               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)
                               DECEMBER 31, 2006

6.   UNIT VALUES -- (CONTINUED)

The following table is a summary of unit values and units outstanding for the policies and the expenses as a percentage of average net assets, excluding expenses for the underlying portfolios, for the years ended December 31, 2006, 2005, 2004, 2003 and 2002 or lesser time period if applicable:

                                                     METLIFE AGGRESSIVE   VAN KAMPEN        LEGG MASON    MET/PUTNAM CAPITAL
                                                          STRATEGY         COMSTOCK        VALUE EQUITY     OPPORTUNITIES
                                                        SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT
                                                     ------------------ ---------------- ---------------- ------------------
2006
Units...............................................        49,085,211         4,218,383        3,602,950            19,711
Unit Fair Value, Lowest to Highest (1)..............  $12.78 to $13.07  $11.80 to $12.01 $11.05 to $11.18  $16.42 to $20.02
Net Assets..........................................      $636,476,170       $50,349,650      $40,088,253          $365,485
Investment Income Ratio to Net Assets (2)...........             0.01%             0.00%            0.00%             0.00%
Expenses as a Percent of Average Net Assets, Lowest,
 Highest (3)........................................     2.35% , 1.30%     2.35% , 1.30%    2.35% , 1.30%     2.25% , 1.40%
Total Return, Lowest to Highest (4).................  11.02% to 12.18%  13.36% to 14.56%   4.11% to 5.21%  12.08% to 13.03%
2005
Units...............................................        42,330,798         1,605,458          125,789                --
Unit Fair Value, Lowest to Highest (1)..............  $11.51 to $11.65  $10.41 to $10.48 $10.61 to $10.63  $14.65 to $17.71
Net Assets..........................................      $491,059,239       $16,786,051       $1,335,710               $--
Investment Income Ratio to Net Assets (2)...........             0.93%             1.82%            0.00%             0.00%
Expenses as a Percent of Average Net Assets (3).....     2.35% , 1.30%     2.35% , 1.30%    2.35% , 1.30%     2.25% , 1.40%
Total Return, Lowest to Highest (4).................    7.82% to 8.96%    4.11% to 4.84%   6.10% to 6.28%    4.39% to 4.54%
2004
Units...............................................        20,464,973                --               --                --
Unit Fair Value, Lowest to Highest (1)..............  $10.68 to $10.69               $--              $--               $--
Net Assets..........................................      $218,707,527               $--              $--               $--
Investment Income Ratio to Net Assets (2)...........             0.22%                --               --                --
Expenses as a Percent of Average Net Assets (3).....     2.35% , 1.30%                --               --                --
Total Return, Lowest to Highest (4).................    3.67% to 3.79%                --               --                --
2003
Units...............................................                --                --               --                --
Unit Fair Value, Lowest to Highest (1)..............               $--               $--              $--               $--
Net Assets..........................................               $--               $--              $--               $--
Investment Income Ratio to Net Assets (2)...........                --                --               --                --
Expenses as a Percent of Average Net Assets (3).....                --                --               --                --
Total Return, Lowest to Highest (4).................                --                --               --                --
2002
Units...............................................                --                --               --                --
Unit Fair Value, Lowest to Highest (1)..............               $--               $--              $--               $--
Net Assets..........................................               $--               $--              $--               $--
Investment Income Ratio to Net Assets (2)...........                --                --               --                --
Expenses as a Percent of Average Net Assets (3).....                --                --               --                --
Total Return, Lowest to Highest (4).................                --                --               --                --

--------
(1) MLIUSA sells a number of variable annuity products, which have a unique combination of features and fees that are charged against the contract owner's cash value. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.
(2) These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account Sub-Accounts from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account Sub-Accounts is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account Sub-Accounts invest.
(3) These ratios represent the annualized contract expenses of the Separate Account Sub-Accounts, consisting of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
(4) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the Separate Account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.
(a) For the period January 1, 2006 to April 20, 2006
(b) For the period May 1, 2006 to December 31, 2006

 MFS EMERGING     LOOMIS SAYLES   MET/AIM CAPITAL         JANUS                              DREMAN
MARKETS EQUITY   GLOBAL MARKETS    APPRECIATION    CAPITAL APPRECIATION    MFS VALUE     SMALL CAP VALUE   PIONEER FUND
SUB-ACCOUNT (B)  SUB-ACCOUNT (B)  SUB-ACCOUNT (B)    SUB-ACCOUNT (B)    SUB-ACCOUNT (B)  SUB-ACCOUNT (B)  SUB-ACCOUNT (B)
---------------- ---------------- ---------------- -------------------- ---------------- ---------------- ----------------
         901,069          754,781           78,887             12,842            386,214          386,322          202,477
$10.41 to $10.49 $10.27 to $10.35 $13.35 to $14.77  $97.82 to $120.96   $15.02 to $16.20 $13.57 to $13.78 $17.53 to $19.69
      $9,424,659       $7,786,909       $1,133,847         $1,410,409         $6,091,254       $5,287,629       $3,839,197
           1.65%            1.55%            0.04%              0.00%              2.11%            0.53%            0.00%

   2.35% , 1.30%    2.35% , 1.30%    2.30% , 1.40%      2.30% , 1.40%      2.30% , 1.40%    2.30% , 1.40%    2.30% , 1.40%
  4.12% to 4.86%   2.74% to 3.46%   4.46% to 5.40%     0.74% to 1.65%   18.58% to 19.65% 21.42% to 22.51% 13.30% to 14.32%
              --               --               --                 --                 --               --               --
             $--              $--              $--                $--                $--              $--              $--
             $--              $--              $--                $--                $--              $--              $--
              --               --               --                 --                 --               --               --
              --               --               --                 --                 --               --               --
              --               --               --                 --                 --               --               --
              --               --               --                 --                 --               --               --
             $--              $--              $--                $--                $--              $--              $--
             $--              $--              $--                $--                $--              $--              $--
              --               --               --                 --                 --               --               --
              --               --               --                 --                 --               --               --
              --               --               --                 --                 --               --               --
              --               --               --                 --                 --               --               --
             $--              $--              $--                $--                $--              $--              $--
             $--              $--              $--                $--                $--              $--              $--
              --               --               --                 --                 --               --               --
              --               --               --                 --                 --               --               --
              --               --               --                 --                 --               --               --
              --               --               --                 --                 --               --               --
             $--              $--              $--                $--                $--              $--              $--
             $--              $--              $--                $--                $--              $--              $--
              --               --               --                 --                 --               --               --
              --               --               --                 --                 --               --               --
              --               --               --                 --                 --               --               --

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A OF
                    METLIFE INVESTORS USA INSURANCE COMPANY

               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)
                               DECEMBER 31, 2006

6.  UNIT VALUES -- (CONTINUED)

The following table is a summary of unit values and units outstanding for the policies and the expenses as a percentage of average net assets, excluding expenses for the underlying portfolios, for the years ended December 31, 2006, 2005, 2004, 2003 and 2002 or lesser time period if applicable:

                                                         PIONEER          PIONEER         BLACKROCK
                                                         MID-CAP         STRATEGIC        LARGE-CAP        BLACKROCK
                                                          VALUE           INCOME            CORE          HIGH YIELD
                                                     SUB-ACCOUNT (B)  SUB-ACCOUNT (B)  SUB-ACCOUNT (B)  SUB-ACCOUNT (B)
                                                     ---------------- ---------------- ---------------- ----------------
2006
Units...............................................          325,656        2,004,763          176,805          198,218
Unit Fair Value, Lowest to Highest (1).............. $11.89 to $12.07 $17.28 to $19.22 $10.53 to $11.40 $15.62 to $16.62
Net Assets..........................................       $3,904,591      $37,439,194       $1,947,743       $3,246,398
Investment Income Ratio to Net Assets (2)...........            0.31%            8.40%            0.00%            0.00%
Expenses as a Percent of Average Net Assets, Lowest,
 Highest (3)........................................    2.30% , 1.40%    2.25% , 1.40%    2.30% , 1.40%    2.30% , 1.70%
Total Return, Lowest to Highest (4)................. 10.01% to 11.00%   3.95% to 4.83% 11.66% to 12.66%   7.32% to 7.97%
2005
Units...............................................               --               --               --               --
Unit Fair Value, Lowest to Highest (1)..............              $--              $--              $--              $--
Net Assets..........................................              $--              $--              $--              $--
Investment Income Ratio to Net Assets (2)...........               --               --               --               --
Expenses as a Percent of Average Net Assets (3).....               --               --               --               --
Total Return, Lowest to Highest (4).................               --               --               --               --
2004
Units...............................................               --               --               --               --
Unit Fair Value, Lowest to Highest (1)..............              $--              $--              $--              $--
Net Assets..........................................              $--              $--              $--              $--
Investment Income Ratio to Net Assets (2)...........               --               --               --               --
Expenses as a Percent of Average Net Assets (3).....               --               --               --               --
Total Return, Lowest to Highest (4).................               --               --               --               --
2003
Units...............................................               --               --               --               --
Unit Fair Value, Lowest to Highest (1)..............              $--              $--              $--              $--
Net Assets..........................................              $--              $--              $--              $--
Investment Income Ratio to Net Assets (2)...........               --               --               --               --
Expenses as a Percent of Average Net Assets (3).....               --               --               --               --
Total Return, Lowest to Highest (4).................               --               --               --               --
2002
Units...............................................               --               --               --               --
Unit Fair Value, Lowest to Highest (1)..............              $--              $--              $--              $--
Net Assets..........................................              $--              $--              $--              $--
Investment Income Ratio to Net Assets (2)...........               --               --               --               --
Expenses as a Percent of Average Net Assets (3).....               --               --               --               --
Total Return, Lowest to Highest (4).................               --               --               --               --

--------
(1) MLIUSA sells a number of variable annuity products, which have a unique combination of features and fees that are charged against the contract owner's cash value. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.
(2) These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account Sub-Accounts from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account Sub-Accounts is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account Sub-Accounts invest.
(3) These ratios represent the annualized contract expenses of the Separate Account Sub-Accounts, consisting of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
(4) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the Separate Account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.
(a) For the period January 1, 2006 to April 20, 2006
(b) For the period May 1, 2006 to December 31, 2006

    AIM V.I.        AIM V.I. CORE   AIM V.I. CAPITAL  AIM V.I. INTERNATIONAL
 PREMIER EQUITY        EQUITY         APPRECIATION            GROWTH         AIM V.I. BASIC BALANCED    MFS RESEARCH
 SUB-ACCOUNT (A)   SUB-ACCOUNT (B)    SUB-ACCOUNT          SUB-ACCOUNT             SUB-ACCOUNT          SUB-ACCOUNT
------------------ --------------- ------------------ ---------------------- ----------------------- ------------------
                --      265,665               125,055              119,102                183,755                54,023
               $--        $4.43                 $5.06                $7.56                  $5.32                 $5.12
               $--   $1,176,358              $632,398             $899,842               $977,412              $276,705
             1.02%        0.53%                 0.05%                0.95%                  1.83%                 0.51%

             1.40%        1.40%                 1.40%                1.40%                  1.40%                 1.40%
             5.09%       13.65%                 4.83%               26.46%                  9.02%                 8.95%
           317,256           --               146,864              140,508                210,112                71,636
    $3.90 to $3.90          $--        $4.82 to $4.82       $5.97 to $5.97         $4.88 to $4.88        $4.70 to $4.70
        $1,236,112          $--              $708,491             $839,474             $1,025,135              $336,793
             0.78%           --                 0.06%                0.66%                  1.37%                 0.48%
     1.40% , 1.40%           --         1.40% , 1.40%        1.40% , 1.40%          1.40% , 1.40%         1.40% , 1.40%
    4.19% to 4.19%           --        7.33% to 7.33%     16.29% to 16.29%         3.83% to 3.83%        6.31% to 6.31%
           372,968           --               160,011              149,241                248,074                78,859
    $3.74 to $3.74          $--        $4.49 to $4.49       $5.14 to $5.14         $4.70 to $4.70        $4.42 to $4.42
        $1,394,738          $--              $719,218             $766,725             $1,165,729              $348,759
             0.44%           --                 0.00%                0.64%                  1.39%                 1.14%
     1.40% , 1.40%           --         1.40% , 1.40%        1.40% , 1.40%          1.40% , 1.40%         1.40% , 1.40%
             4.30%           --                 5.14%               22.28%                  6.02%                14.24%
           427,127           --               187,203              157,713                264,594                97,097
    $3.59 to $3.59          $--        $4.28 to $4.28       $4.20 to $4.20         $4.43 to $4.43        $3.87 to $3.87
        $1,533,375          $--              $801,309             $663,479             $1,174,236              $376,389
             0.31%           --                 0.00%                0.55%                  1.95%                 0.67%
     1.40% , 1.40%           --         1.40% , 1.40%        1.40% , 1.40%          1.40% , 1.40%         1.40% , 1.40%
  23.34% to 23.34%           --      27.72% to 27.72%     27.27% to 27.27%       14.75% to 14.75%      22.97% to 22.97%
           467,409           --               213,116              168,594                298,328               114,262
    $2.91 to $2.91          $--        $3.35 to $3.35       $3.30 to $3.30         $3.86 to $3.86        $3.15 to $3.15
        $1,367,519          $--              $712,600             $553,402             $1,155,400              $360,384
             0.31%           --                 0.00%                0.55%                  2.34%                 0.28%
     1.40% , 1.40%           --         1.40% , 1.40%        1.40% , 1.40%          1.40% , 1.40%         1.40% , 1.40%
-31.23% to -31.23%           --    -25.41% to -25.41%   -16.85% to -16.85%     -18.25% to -18.25%    -25.59% to -25.59%

MFS INVESTORS TRUST
    SUB-ACCOUNT
-------------------
            33,624
             $5.08
          $170,831
             0.49%

             1.40%
            11.43%
            36,118
    $4.56 to $4.56
          $164,685
             0.56%
     1.40% , 1.40%
    5.83% to 5.83%
            39,372
    $4.31 to $4.31
          $169,641
             0.66%
     1.40% , 1.40%
             9.80%
            50,833
    $3.92 to $3.92
          $199,719
             0.67%
     1.40% , 1.40%
  20.45% to 20.45%
            54,292
    $3.26 to $3.26
          $177,169
             0.56%
     1.40% , 1.40%
-22.06% to -22.06%

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A OF
                    METLIFE INVESTORS USA INSURANCE COMPANY

               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)
                               DECEMBER 31, 2006

6. UNIT VALUES -- (CONTINUED)

The following table is a summary of unit values and units outstanding for the policies and the expenses as a percentage of average net assets, excluding expenses for the underlying portfolios, for the years ended December 31, 2006, 2005, 2004, 2003 and 2002 or lesser time period if applicable:


                                                                           OPPENHEIMER MAIN                       OPPENHEIMER
                                                     MFS NEW DISCOVERY  STREET GROWTH & INCOME OPPENHEIMER BOND  STRATEGIC BOND
                                                        SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT      SUB-ACCOUNT
                                                     ------------------ ---------------------- ---------------- ----------------
2006
Units...............................................             28,494               59,121            47,067             6,741
Unit Fair Value, Lowest to Highest (1)..............              $7.24                $5.44             $6.89             $7.61
Net Assets..........................................           $206,180             $321,623          $324,377           $51,318
Investment Income Ratio to Net Assets (2)...........              0.00%                1.13%             5.59%             4.20%
Expenses as a Percent of Average Net Assets, Lowest,
 Highest (3)........................................              1.40%                1.40%             1.40%             1.40%
Total Return, Lowest to Highest (4).................             11.65%               13.43%             3.82%             6.00%
2005
Units...............................................             32,199               61,558            56,108             6,741
Unit Fair Value, Lowest to Highest (1)..............     $6.48 to $6.48       $4.80 to $4.80    $6.64 to $6.64    $7.18 to $7.18
Net Assets..........................................           $208,682             $295,228          $372,459           $48,414
Investment Income Ratio to Net Assets (2)...........              0.00%                1.38%             5.19%             5.03%
Expenses as a Percent of Average Net Assets (3).....      1.40% , 1.40%        1.40% , 1.40%     1.40% , 1.40%     1.40% , 1.40%
Total Return, Lowest to Highest (4).................     3.79% to 3.79%       4.51% to 4.51%    1.16% to 1.16%    1.24% to 1.24%
2004
Units...............................................             37,742               68,507            61,376            15,760
Unit Fair Value, Lowest to Highest (1)..............     $6.24 to $6.24       $4.59 to $4.59    $6.56 to $6.56    $7.09 to $7.09
Net Assets..........................................           $235,687             $314,388          $402,738          $111,803
Investment Income Ratio to Net Assets (2)...........              0.00%                1.66%             4.89%             7.67%
Expenses as a Percent of Average Net Assets (3).....      1.40% , 1.40%        1.40% , 1.40%     1.40% , 1.40%     1.40% , 1.40%
Total Return, Lowest to Highest (4).................              5.03%                7.93%             4.02%             7.16%
2003
Units...............................................             58,708              398,851            70,248            38,061
Unit Fair Value, Lowest to Highest (1)..............     $5.95 to $5.95       $4.25 to $4.25    $6.31 to $6.31    $6.62 to $6.62
Net Assets..........................................           $349,469           $1,697,953          $443,706          $252,302
Investment Income Ratio to Net Assets (2)...........              0.00%                0.97%             5.47%             6.49%
Expenses as a Percent of Average Net Assets (3).....      1.40% , 1.40%        1.40% , 1.40%     1.40% , 1.40%     1.40% , 1.40%
Total Return, Lowest to Highest (4).................   31.86% to 31.86%     24.96% to 24.96%    5.29% to 5.29%  16.43% to 16.43%
2002
Units...............................................             75,459              436,506            70,085            43,633
Unit Fair Value, Lowest to Highest (1)..............     $4.51 to $4.51       $3.40 to $3.40    $5.99 to $5.99    $5.69 to $5.69
Net Assets..........................................           $340,852           $1,488,152          $421,817          $249,332
Investment Income Ratio to Net Assets (2)...........              0.00%                0.81%             7.68%             8.38%
Expenses as a Percent of Average Net Assets (3).....      1.40% , 1.40%        1.40% , 1.40%     1.40% , 1.40%     1.40% , 1.40%
Total Return, Lowest to Highest (4)................. -32.58% to -32.58%   -19.93% to -19.93%    7.56% to 7.56%    5.95% to 5.95%

--------
(1) MLIUSA sells a number of variable annuity products, which have a unique combination of features and fees that are charged against the contract owner's cash value. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.
(2) These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account Sub-Accounts from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account Sub-Accounts is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account Sub-Accounts invest.
(3) These ratios represent the annualized contract expenses of the Separate Account Sub-Accounts, consisting of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
(4) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the Separate Account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.
(a) For the period January 1, 2006 to April 20, 2006
(b) For the period May 1, 2006 to December 31, 2006

 OPPENHEIMER MAIN
      STREET                         OPPENHEIMER CAPITAL      FIDELITY           FIDELITY           FIDELITY
 SMALL-CAP GROWTH  OPPENHEIMER MONEY    APPRECIATION            ASSET             GROWTH           CONTRAFUND
   SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT     MANAGER SUB-ACCOUNT    SUB-ACCOUNT        SUB-ACCOUNT
------------------ ----------------- ------------------- ------------------- ------------------ ------------------
            17,793           33,346                 --           13,137,764          16,167,140         17,625,464
            $10.53            $5.63                $--     $10.62 to $10.85    $13.24 to $13.40   $10.73 to $40.96
          $187,405         $187,777                $--         $140,644,002        $214,865,663       $338,418,167
             0.15%            4.54%                 --                2.76%               0.40%              1.29%

             1.40%            1.40%      1.90% , 1.50%        1.40% , 0.89%       1.40% , 0.89%      2.25% , 0.89%
            13.40%            3.26%     4.41% to 4.55%       5.83% to 6.37%      5.37% to 5.91%    9.11% to 10.73%
            20,466           35,829                 --           14,833,146          18,327,783         18,309,411
    $9.29 to $9.29   $5.45 to $5.45   $66.58 to $72.34     $10.10 to $10.20    $12.57 to $12.65    $33.90 to $9.69
          $190,080         $195,378                $--         $149,964,735        $231,030,576       $316,067,973
             0.00%            2.77%                 --                2.76%               0.51%              0.29%
     1.40% , 1.40%    1.40% , 1.40%      1.90% , 1.50%        1.40% , 0.89%       1.40% , 0.89%      2.25% , 0.89%
    8.40% to 8.40%   1.44% to 1.44%     3.85% to 3.92%       2.60% to 3.12%      4.33% to 4.86%    4.82% to 15.90%
            22,744           55,454                 --           16,742,417          20,811,605         18,632,563
    $8.57 to $8.57   $5.38 to $5.38                $--       $9.84 to $9.89    $12.05 to $12.06    $14.91 to $8.36
          $194,871         $297,947                $--         $165,013,843        $251,467,598       $278,932,413
             0.00%            0.82%                 --                2.75%               0.27%              0.33%
     1.40% , 1.40%    1.40% , 1.40%                 --        1.40% , 0.89%       1.40% , 0.89%      1.40% , 0.89%
            17.76%           -0.42%                 --       4.00% to 4.53%      1.94% to 2.46%   13.87% to 14.45%
            25,050          100,223                 --           18,335,507          22,744,437         19,001,001
    $7.28 to $7.28   $5.40 to $5.40                $--       $9.46 to $9.46    $11.82 to $11.77    $13.09 to $7.31
          $182,493         $541,687                $--         $173,444,974        $269,906,711       $249,830,386
             0.00%            0.95%                 --                3.56%               0.27%              0.46%
     1.40% , 1.40%    1.40% , 1.40%                 --        1.40% , 0.89%       1.40% , 0.89%      1.40% , 0.89%
  42.36% to 42.36% -0.61% to -0.61%                 --     16.34% to 16.93%    31.00% to 31.67%   26.68% to 27.33%
            24,139          167,544                 --           20,018,998          24,650,187         19,592,405
    $5.11 to $5.11   $5.43 to $5.43                $--       $8.16 to $8.07      $9.05 to $8.94    $10.37 to $5.74
          $123,921         $912,427                $--         $163,171,554        $222,950,527       $201,439,682
             0.00%            1.47%                 --                4.00%               0.25%              0.82%
     1.40% , 1.40%    1.40% , 1.40%                 --        1.40% , 0.89%       1.40% , 0.89%      1.40% , 0.89%
-16.92% to -16.92%   5.00% to 5.00%                 --    -9.54% to -10.00%  -30.73% to -31.08% -10.15% to -10.61%

    FIDELITY
    OVERSEAS
   SUB-ACCOUNT
------------------
           951,985
  $10.93 to $12.59
       $11,259,345
             0.91%

     1.40% , 1.15%
  16.44% to 16.73%
         1,115,424
   $10.71 to $9.36
       $11,307,291
             0.67%
     1.40% , 1.15%
  17.40% to 17.69%
         1,305,755
    $9.12 to $7.95
       $11,248,151
             1.22%
     1.40% , 1.15%
  12.05% to 12.33%
         1,619,585
    $8.14 to $7.08
       $12,345,462
             0.87%
     1.40% , 1.15%
  41.38% to 41.73%
         1,914,131
    $5.78 to $5.00
       $10,354,723
             0.84%
     1.40% , 1.15%
-21.19% to -21.39%

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A OF
                    METLIFE INVESTORS USA INSURANCE COMPANY

               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)
                               DECEMBER 31, 2006

6.  UNIT VALUES -- (CONTINUED)

The following table is a summary of unit values and units outstanding for the policies and the expenses as a percentage of average net assets, excluding expenses for the underlying portfolios, for the years ended December 31, 2006, 2005, 2004, 2003 and 2002 or lesser time period if applicable:

                                                                                               FIDELITY MONEY
                                                     FIDELITY EQUITY-INCOME FIDELITY INDEX 500     MARKET      FIDELITY MID-CAP
                                                          SUB-ACCOUNT          SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT (B)
                                                     ---------------------- ------------------ --------------- ----------------
2006
Units...............................................            1,227,074            8,294,641       4,981,073          398,050
Unit Fair Value, Lowest to Highest (1)..............               $14.51     $16.29 to $16.69  $7.08 to $7.54 $34.80 to $35.93
Net Assets..........................................          $17,809,782         $135,796,690     $35,607,299      $14,145,793
Investment Income Ratio to Net Assets (2)...........                3.26%                1.77%           4.77%            0.00%
Expenses as a Percent of Average Net Assets, Lowest,
 Highest (3)........................................                1.40%        1.40% , 0.89%   1.40% , 0.89%    1.90% , 1.50%
Total Return, Lowest to Highest (4).................               18.53%     14.12% to 14.71%  3.43% to 3.96% 10.29% to 10.73%
2005
Units...............................................            1,681,844            9,738,122       4,560,029               --
Unit Fair Value, Lowest to Highest (1)..............     $12.25 to $12.25     $14.28 to $14.55  $6.85 to $7.25 $31.55 to $32.45
Net Assets..........................................          $20,594,607         $139,624,446     $31,496,514              $--
Investment Income Ratio to Net Assets (2)...........                1.71%                1.84%           3.00%            0.00%
Expenses as a Percent of Average Net Assets (3).....        1.40% , 1.40%        1.40% , 0.89%   1.40% , 0.89%    1.90% , 1.50%
Total Return, Lowest to Highest (4).................       4.40% to 4.40%       3.37% to 3.90%  1.61% to 2.12%   6.98% to 7.04%
2004
Units...............................................            2,015,346           11,319,391       4,311,139               --
Unit Fair Value, Lowest to Highest (1)..............     $11.73 to $11.73     $13.81 to $14.01  $6.74 to $7.10              $--
Net Assets..........................................          $23,638,817         $157,054,492     $29,307,345              $--
Investment Income Ratio to Net Assets (2)...........                1.61%                1.34%           1.21%               --
Expenses as a Percent of Average Net Assets (3).....        1.40% , 1.40%        1.40% , 0.89%   1.40% , 0.89%               --
Total Return, Lowest to Highest (4).................                9.98%       9.07% to 9.63% -0.21% to 0.30%               --
2003
Units...............................................            2,369,870           12,981,916       3,919,391               --
Unit Fair Value, Lowest to Highest (1)..............     $10.67 to $10.67     $12.66 to $12.78  $6.76 to $7.08              $--
Net Assets..........................................          $25,308,360         $165,091,158     $26,629,538              $--
Investment Income Ratio to Net Assets (2)...........                1.89%                1.67%           1.08%               --
Expenses as a Percent of Average Net Assets (3).....        1.40% , 1.40%        1.40% , 0.89%   1.40% , 0.89%               --
Total Return, Lowest to Highest (4).................     28.52% to 28.52%     26.63% to 27.27% -0.40% to 0.10%               --
2002
Units...............................................            2,727,566           20,168,826       4,525,655               --
Unit Fair Value, Lowest to Highest (1)..............       $8.30 to $8.30     $10.06 to $10.00  $7.07 to $6.78              $--
Net Assets..........................................          $22,666,519         $202,975,856     $30,993,059              $--
Investment Income Ratio to Net Assets (2)...........                1.84%                1.31%           1.70%               --
Expenses as a Percent of Average Net Assets (3).....        1.40% , 1.40%        1.40% , 0.89%   1.40% , 0.89%               --
Total Return, Lowest to Highest (4).................   -18.10% to -18.10%   -22.94% to -23.33%  0.79% to 0.28%               --

--------
(1) MLIUSA sells a number of variable annuity products, which have a unique combination of features and fees that are charged against the contract owner's cash value. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.
(2) These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account Sub-Accounts from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account Sub-Accounts is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account Sub-Accounts invest.
(3) These ratios represent the annualized contract expenses of the Separate Account Sub-Accounts, consisting of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
(4) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the Separate Account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.
(a) For the period January 1, 2006 to April 20, 2006
(b) For the period May 1, 2006 to December 31, 2006

                      FI MID-CAP
DWS INTERNATIONAL    OPPORTUNITIES     FI LARGE CAP    FI VALUE LEADERS RUSSELL 2000 INDEX FI INTERNATIONAL STOCK
   SUB-ACCOUNT        SUB-ACCOUNT     SUB-ACCOUNT (B)  SUB-ACCOUNT (B)     SUB-ACCOUNT          SUB-ACCOUNT
------------------ ------------------ ---------------- ---------------- ------------------ ----------------------
         3,170,743            566,610          134,065          126,575            490,302              262,656
  $11.07 to $11.12    $2.58 to $22.27 $16.16 to $17.74 $19.83 to $21.76    $7.17 to $19.71      $5.57 to $19.34
       $35,260,353        $ 5,260,407       $2,286,045       $2,662,087         $8,227,895           $3,232,921
             1.83%              0.01%            0.00%            0.00%              0.92%                0.70%

     1.40% , 1.35%      1.40% , 0.89%    2.30% , 1.40%    2.30% , 1.40%      1.40% , 0.89%        1.90% , 1.40%
  24.17% to 24.23%   10.30% to 10.87%   3.73% to 4.67%   7.04% to 8.00%   16.33% to 16.92%     14.05% to 14.87%
         3,098,930            579,118               --               --            508,847              140,779
    $8.91 to $8.95    $2.34 to $20.09              $--              $--    $6.17 to $16.85      $4.85 to $14.55
       $27,740,668        $ 4,104,050              $--              $--         $7,123,561             $683,055
             1.56%              0.00%               --               --              0.67%                0.67%
     1.40% , 1.35%      1.40% , 0.89%               --               --      1.40% , 0.89%        1.90% , 1.40%
  14.56% to 14.61%     5.43% to 6.13%               --               --     3.05% to 3.58%      8.23% to 16.37%
         3,067,352            614,837               --               --            476,600              120,078
    $7.78 to $7.81    $2.22 to $18.93              $--              $--    $5.98 to $16.27       $4.17 to $4.17
       $23,975,184        $ 3,336,741              $--              $--         $6,154,751             $500,667
             1.27%              0.76%               --               --              0.33%                1.24%
     1.40% , 1.35%      1.40% , 0.89%               --               --      1.40% , 0.89%        1.40% , 1.40%
  14.91% to 14.96%   15.56% to 17.19%               --               --   16.12% to 16.72%               16.55%
         3,132,281            472,999               --               --            229,747              102,075
    $6.77 to $6.79     $1.92 to $1.92              $--              $--    $5.15 to $13.94       $3.58 to $3.58
       $21,155,108          $ 909,749              $--              $--         $2,230,425             $365,662
             0.76%              0.00%               --               --              0.26%                0.63%
     1.40% , 1.35%      1.40% , 1.40%               --               --      1.40% , 0.89%        1.40% , 1.40%
  26.04% to 25.98%   32.71% to 32.71%               --               --   44.04% to 44.77%     26.26% to 26.26%
         2,973,433            486,103               --               --            105,781               97,675
    $5.39 to $5.38     $1.45 to $1.45              $--              $--     $3.58 to $3.58       $2.83 to $2.83
       $16,052,384          $ 701,423              $--              $--           $379,630             $277,575
             0.84%              0.00%               --               --              0.61%                0.88%
     1.40% , 1.35%      1.40% , 1.40%               --               --      1.40% , 1.40%        1.40% , 1.40%
-19.46% to -19.50% -29.98% to -29.98%               --               -- -21.57% to -21.57%   -18.64% to -18.64%

METLIFE STOCK INDEX
    SUB-ACCOUNT
-------------------
        19,358,596
  $12.71 to $49.42
      $313,093,531
             1.81%

     2.35% , 0.89%
  12.52% to 14.44%
        21,140,946
  $43.18 to $11.41
      $301,690,699
             1.44%
     2.35% , 0.89%
    1.96% to 3.71%
        20,771,866
  $11.19 to $41.64
      $289,969,197
             0.76%
     2.35% , 0.89%
    7.71% to 9.55%
        15,022,146
  $10.39 to $38.01
      $205,557,582
             1.65%
     2.35% , 0.89%
  20.39% to 27.07%
         5,021,812
    $8.30 to $8.20
       $41,488,456
             0.56%
     2.25% , 1.30%
-23.52% to -24.24%

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A OF
                    METLIFE INVESTORS USA INSURANCE COMPANY

               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)
                               DECEMBER 31, 2006

6.  UNIT VALUES -- (CONTINUED)

The following table is a summary of unit values and units outstanding for the policies and the expenses as a percentage of average net assets, excluding expenses for the underlying portfolios, for the years ended December 31, 2006, 2005, 2004, 2003 and 2002 or lesser time period if applicable:


                                                        BLACKROCK
                                                     LEGACY LARGE-CAP    BLACKROCK        BLACKROCK        BLACKROCK
                                                          GROWTH      STRATEGIC VALUE    BOND INCOME    LARGE-CAP VALUE
                                                       SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                                                     ---------------- ---------------- ---------------- ----------------
2006
Units...............................................           19,004          613,247          261,942          154,904
Unit Fair Value, Lowest to Highest (1).............. $28.33 to $29.96 $21.69 to $22.35 $38.47 to $55.36 $14.62 to $14.94
Net Assets..........................................         $538,656      $13,305,490      $11,911,372       $2,265,770
Investment Income Ratio to Net Assets (2)...........            0.12%            0.31%            2.91%            1.04%
Expenses as a Percent of Average Net Assets, Lowest,
 Highest (3)........................................    1.35% , 0.89%    1.35% , 0.89%    2.30% , 0.89%    1.35% , 0.89%
Total Return, Lowest to Highest (4).................   2.74% to 3.21% 15.17% to 15.70%   1.90% to 3.49% 17.73% to 18.27%
2005
Units...............................................           16,067          598,942           69,533           77,212
Unit Fair Value, Lowest to Highest (1).............. $27.57 to $29.03 $18.84 to $19.32 $47.73 to $53.56 $12.42 to $12.63
Net Assets..........................................         $443,189      $11,283,336       $3,363,782         $959,195
Investment Income Ratio to Net Assets (2)...........            0.38%            0.00%            3.39%            0.83%
Expenses as a Percent of Average Net Assets (3).....    1.35% , 0.89%    1.35% , 0.89%    1.40% , 0.89%    1.35% , 0.89%
Total Return, Lowest to Highest (4).................   5.57% to 6.06%   2.76% to 3.23%   0.99% to 1.51%   4.57% to 5.05%
2004
Units...............................................           11,623          500,254           41,397           51,124
Unit Fair Value, Lowest to Highest (1).............. $26.12 to $27.37 $18.33 to $18.71 $47.26 to $52.70 $11.88 to $12.03
Net Assets..........................................         $303,907       $9,178,131       $1,980,546         $607,734
Investment Income Ratio to Net Assets (2)...........            0.00%            0.00%            3.19%            0.00%
Expenses as a Percent of Average Net Assets (3).....    1.35% , 0.89%    1.35% , 0.89%    1.40% , 0.89%    1.35% , 0.89%
Total Return, Lowest to Highest (4).................   7.35% to 7.85% 13.79% to 14.32%   2.98% to 3.50% 11.88% to 12.40%
2003
Units...............................................            8,406          170,814           14,179           19,981
Unit Fair Value, Lowest to Highest (1).............. $24.33 to $24.55 $16.11 to $16.37 $46.37 to $50.92 $10.62 to $10.64
Net Assets..........................................         $204,813       $2,754,861         $658,735         $212,385
Investment Income Ratio to Net Assets (2)...........            0.00%            0.00%            0.00%            1.28%
Expenses as a Percent of Average Net Assets (3).....    1.35% , 1.25%    1.35% , 0.89%    1.35% , 0.89%    1.35% , 1.25%
Total Return, Lowest to Highest (4)................. 33.34% to 33.47% 48.13% to 48.81%   4.43% to 4.92% 33.86% to 33.99%
2002
Units...............................................               --               --               --               --
Unit Fair Value, Lowest to Highest (1)..............              $--              $--              $--              $--
Net Assets..........................................              $--              $--              $--              $--
Investment Income Ratio to Net Assets (2)...........               --               --               --               --
Expenses as a Percent of Average Net Assets (3).....               --               --               --               --
Total Return, Lowest to Highest (4).................               --               --               --               --

--------
(1) MLIUSA sells a number of variable annuity products, which have a unique combination of features and fees that are charged against the contract owner's cash value. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.
(2) These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account Sub-Accounts from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account Sub-Accounts is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account Sub-Accounts invest.
(3) These ratios represent the annualized contract expenses of the Separate Account Sub-Accounts, consisting of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
(4) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the Separate Account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.
(a) For the period January 1, 2006 to April 20, 2006
(b) For the period May 1, 2006 to December 31, 2006

LEHMAN BROTHERS
   AGGREGATE     HARRIS OAKMARK LARGE MORGAN STANLEY EAFE       MFS                                DAVIS VENTURE
  BOND INDEX          CAP VALUE              INDEX          TOTAL RETURN   METLIFE MID-CAP STOCK       VALUE
  SUB-ACCOUNT        SUB-ACCOUNT          SUB-ACCOUNT       SUB-ACCOUNT      INDEX SUB-ACCOUNT      SUB-ACCOUNT
---------------- -------------------- ------------------- ---------------- --------------------- ------------------
         340,120            420,888             910,003            647,027            751,885            43,433,483
$13.55 to $14.07   $15.10 to $15.68    $15.83 to $16.43   $38.20 to $52.44   $15.93 to $16.42      $13.94 to $41.19
      $4,610,137         $6,357,636         $14,411,542        $29,037,432        $11,992,134          $632,598,729
           4.38%              0.75%               1.63%              1.84%              1.17%                 0.71%

   1.35% , 0.89%      1.35% , 0.89%       1.35% , 0.89%      2.30% , 0.89%      1.35% , 0.89%         2.35% , 0.89%
  2.73% to 3.20%   16.53% to 17.07%    24.04% to 24.61%    9.43% to 11.22%     8.62% to 9.12%      11.76% to 13.57%
         300,648            423,013             636,754            183,329            538,128            44,607,893
$13.19 to $13.63   $12.96 to $13.39    $12.76 to $13.19   $42.86 to $47.15   $14.67 to $15.04      $36.27 to $12.62
      $3,972,358         $5,483,921          $8,127,890         $7,938,057         $7,899,398          $574,773,194
           3.46%              0.68%               1.48%              1.60%              0.64%                 0.51%
   1.35% , 0.89%      1.35% , 0.89%       1.35% , 0.89%      1.40% , 0.89%      1.35% , 0.89%         2.35% , 0.89%
  0.70% to 1.16%   -2.70% to -2.25%    11.73% to 12.24%     1.69% to 2.21%   10.77% to 11.28%        7.59% to 9.32%
         175,612            333,624             350,801             97,363            364,852            54,052,906
$13.10 to $13.48   $13.32 to $13.70    $11.42 to $11.75   $42.15 to $46.13   $13.24 to $13.52      $11.73 to $33.18
      $2,302,498         $4,447,364          $4,010,502         $4,141,052         $4,837,054          $639,730,420
           2.68%              0.45%               0.56%              2.14%              0.39%                 0.45%
   1.35% , 0.89%      1.35% , 0.89%       1.35% , 0.89%      1.40% , 0.89%      1.35% , 0.89%         2.35% , 0.89%
  2.80% to 3.17%   10.03% to 10.43%    18.04% to 18.58%    9.70% to 10.27%   14.49% to 15.02%       9.53% to 11.37%
          55,030            144,358             110,435             19,756            128,276            39,457,451
$12.76 to $12.82   $12.12 to $12.18      $9.67 to $9.91   $38.75 to $41.84   $11.57 to $11.75      $10.71 to $29.79
        $702,781         $1,751,217          $1,069,948           $766,951         $1,485,897          $422,760,202
           0.00%              0.00%               0.00%              0.00%              0.00%                 0.54%
   1.35% , 1.25%      1.35% , 1.25%       1.35% , 0.89%      1.35% , 0.89%      1.35% , 0.89%         2.35% , 0.89%
  2.24% to 2.35%   23.81% to 23.94%    35.79% to 36.42%   15.43% to 15.97%   33.16% to 33.77%      25.13% to 29.71%
              --                 --                  --                 --                 --            15,486,565
             $--                $--                 $--                $--                $--        $8.37 to $8.26
             $--                $--                 $--                $--                $--          $128,917,240
              --                 --                  --                 --                 --                 0.65%
              --                 --                  --                 --                 --         2.25% , 1.30%
              --                 --                  --                 --                 --    -17.63% to -18.41%

  HARRIS OAKMARK
  FOCUSED VALUE
   SUB-ACCOUNT
------------------
        21,686,262
  $17.28 to $43.74
      $402,048,625
             0.11%

     2.35% , 0.89%
   9.58% to 11.46%
        23,942,954
  $39.25 to $15.94
      $399,066,263
             0.00%
     2.35% , 0.89%
    7.17% to 9.01%
        27,909,852
  $14.88 to $36.00
      $424,832,489
             0.00%
     2.35% , 0.89%
    7.10% to 8.96%
        29,640,348
  $13.89 to $33.04
      $413,588,774
             0.09%
     2.35% , 0.89%
  26.99% to 31.48%
        10,685,241
  $10.73 to $10.59
      $114,003,747
             0.12%
     2.25% , 1.30%
-11.09% to -10.33%

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A OF
                    METLIFE INVESTORS USA INSURANCE COMPANY

               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)
                               DECEMBER 31, 2006

6.  UNIT VALUES -- (CONTINUED)

The following table is a summary of unit values and units outstanding for the Policies and the expenses as a percentage of average net assets, excluding expenses for the underlying portfolios, for the years ended December 31, 2006, 2005, 2004, 2003, and 2002 or lesser time period if applicable:

                                                                                                             WESTERN ASSET
                                                                                            T. ROWE PRICE   MANAGEMENT U. S.
                                                      JENNISON GROWTH    BLACKROCK MONEY   SMALL-CAP GROWTH    GOVERNMENT
                                                        SUB-ACCOUNT     MARKET SUB-ACCOUNT   SUB-ACCOUNT      SUB-ACCOUNT
                                                     ------------------ ------------------ ---------------- ----------------
2006
Units...............................................         15,655,366        18,324,659            73,595        1,527,142
Unit Fair Value, Lowest to Highest (1)..............    $2.45 to $11.92   $9.91 to $24.22  $15.00 to $16.94 $14.41 to $16.38
Net Assets..........................................       $182,151,002      $187,577,920        $1,115,539     $ 24,039,423
Investment Income Ratio to Net Assets (2)...........              0.00%             4.50%             0.00%            1.66%
Expenses as a Percent of Average Net Assets, Lowest,
 Highest (3)........................................      2.35% , 1.30%     2.35% , 1.30%     1.40% , 0.89%    2.35% , 1.30%
Total Return, Lowest to Highest (4).................     0.15% to 1.20%    2.13% to 3.20%    2.46% to 2.98%   1.51% to 2.58%
2005
Units...............................................         15,959,598        12,431,418            63,311          391,235
Unit Fair Value, Lowest to Highest (1)..............    $2.42 to $11.44   $23.43 to $9.82  $14.64 to $16.45 $14.20 to $15.96
Net Assets..........................................       $184,124,042      $123,785,657          $932,545      $ 6,040,783
Investment Income Ratio to Net Assets (2)...........              0.00%             2.01%             0.00%            0.00%
Expenses as a Percent of Average Net Assets, (3)....      2.35% , 1.40%     2.35% , 1.30%     1.40% , 0.89%    2.35% , 1.30%
Total Return, Lowest to Highest (4).................   10.91% to 20.37%    0.42% to 1.47%   9.47% to 10.19% -0.73% to -0.04%
2004
Units...............................................         22,012,332             1,856            31,008               --
Unit Fair Value, Lowest to Highest (1)..............   $10.31 to $10.51  $23.09 to $23.09  $13.38 to $14.93              $--
Net Assets..........................................       $229,058,863           $42,787          $418,893              $--
Investment Income Ratio to Net Assets (2)...........              0.01%             0.70%             0.00%               --
Expenses as a Percent of Average Net Assets, (3)....      2.35% , 1.30%     1.40% , 1.40%     1.40% , 0.89%               --
Total Return, Lowest to Highest (4).................     6.40% to 7.53%            -0.42%   9.54% to 11.08%               --
2003
Units...............................................         18,943,891                --                --               --
Unit Fair Value, Lowest to Highest (1)..............     $9.69 to $9.77               $--               $--              $--
Net Assets..........................................       $184,022,742               $--               $--              $--
Investment Income Ratio to Net Assets (2)...........              0.14%                --                --               --
Expenses as a Percent of Average Net Assets, (3)....      2.35% , 1.30%                --                --               --
Total Return, Lowest to Highest (4).................   20.13% to 28.02%                --                --               --
2002
Units...............................................          5,519,181                --                --               --
Unit Fair Value, Lowest to Highest (1)..............     $7.63 to $7.58               $--               $--              $--
Net Assets..........................................        $42,049,361               $--               $--              $--
Investment Income Ratio to Net Assets (2)...........              0.00%                --                --               --
Expenses as a Percent of Average Net Assets, (3)....      2.25% , 1.30%                --                --               --
Total Return, Lowest to Highest (4)................. -23.67% to -24.15%                --                --               --

--------
(1) MLIUSA sells a number of variable annuity products, which have a unique combination of features and fees that are charged against the contract owner's cash value. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.
(2) These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account Sub- Accounts from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account Sub-Accounts is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account Sub-Accounts invest.
(3) These ratios represent the annualized contract expenses of the Separate Account Sub-Accounts, consisting of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
(4) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the Separate Account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.
(a) For the period January 1, 2006 to April 20, 2006
(b) For the period May 1, 2006 to December 31, 2006

                                          METLIFE            METLIFE                        METLIFE MODERATE TO
OPPENHEIMER GLOBAL METLIFE AGGRESSIVE  CONSERVATIVE      CONSERVATIVE TO   METLIFE MODERATE     AGGRESSIVE
      EQUITY           ALLOCATION       ALLOCATION     MODERATE ALLOCATION    ALLOCATION        ALLOCATION
   SUB-ACCOUNT      SUB-ACCOUNT (B)   SUB-ACCOUNT (B)    SUB-ACCOUNT (B)   SUB-ACCOUNT (B)    SUB-ACCOUNT (B)
------------------ ------------------ ---------------- ------------------- ---------------- -------------------
          195,337            101,305           194,471           273,176          1,554,946         1,876,875
 $18.38 to $19.12   $12.39 to $12.57  $10.65 to $10.81  $11.10 to $11.26   $11.58 to $11.75  $11.84 to $12.01
       $3,691,502         $1,267,689        $2,088,145        $3,060,196        $18,172,533       $22,426,140
            0.20%              0.00%             0.00%             0.00%              0.00%             0.00%

    1.90% , 1.50%      2.25% , 1.40%     2.25% , 1.40%     2.25% , 1.40%      2.25% , 1.40%     2.25% , 1.40%
 14.17% to 14.62%   11.82% to 12.78%    3.88% to 4.76%    6.08% to 6.98%     8.31% to 9.23%   9.59% to 10.53%
               --                 --                --                --                 --                --
 $16.10 to $16.68                $--               $--               $--                $--               $--
              $--                $--               $--               $--                $--               $--
            0.00%                 --                --                --                 --                --
    1.90% , 1.50%                 --                --                --                 --                --
   6.63% to 6.70%                 --                --                --                 --                --
               --                 --                --                --                 --                --
              $--                $--               $--               $--                $--               $--
              $--                $--               $--               $--                $--               $--
               --                 --                --                --                 --                --
               --                 --                --                --                 --                --
               --                 --                --                --                 --                --
               --                 --                --                --                 --                --
              $--                $--               $--               $--                $--               $--
              $--                $--               $--               $--                $--               $--
               --                 --                --                --                 --                --
               --                 --                --                --                 --                --
               --                 --                --                --                 --                --
               --                 --                --                --                 --                --
              $--                $--               $--               $--                $--               $--
              $--                $--               $--               $--                $--               $--
               --                 --                --                --                 --                --
               --                 --                --                --                 --                --
               --                 --                --                --                 --                --

VAN KAMPEN STRATEGIC
       GROWTH
    SUB-ACCOUNT
--------------------
          1,033,865
     $4.59 to $4.87
         $4,964,651
              0.00%

      2.30% , 1.40%
     0.30% to 1.43%
             88,859
     $4.53 to $4.61
           $402,324
              0.27%
      2.30% , 1.40%
     4.67% to 6.44%
            108,230
     $4.25 to $4.25
           $460,401
              0.00%
      1.40% , 1.40%
              5.54%
            131,352
     $4.03 to $4.03
           $530,047
              0.00%
      1.40% , 1.40%
   25.58% to 25.58%
            142,960
     $3.21 to $3.21
           $461,367
              0.37%
      1.40% , 1.40%
 -33.43% to -33.43%

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A OF
                    METLIFE INVESTORS USA INSURANCE COMPANY

               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)
                               DECEMBER 31, 2006

6.  UNIT VALUES -- (CONTINUED)

The following table is a summary of unit values and units outstanding for the Policies and the expenses as a percentage of average net assets, excluding expenses for the underlying portfolios, for the years ended December 31, 2006, 2005, 2004, 2003, and 2002 or lesser time period if applicable:

                                                                           VAN KAMPEN GROWTH &   VAN KAMPEN
                                                     VAN KAMPEN ENTERPRISE       INCOME           COMSTOCK
                                                          SUB-ACCOUNT          SUB-ACCOUNT       SUB-ACCOUNT
                                                     --------------------- ------------------- ----------------
2006
Units...............................................              39,881            1,465,291         2,167,418
Unit Fair Value, Lowest to Highest (1)..............               $3.91      $7.17 to $14.19  $15.09 to $15.48
Net Assets..........................................            $155,927          $20,351,040       $33,275,164
Investment Income Ratio to Net Assets (2)...........               0.42%                0.26%             0.01%
Expenses as a Percent of Average Net Assets, Lowest,
 Highest (3)........................................               1.40%        1.90% , 1.40%     1.90% , 1.50%
Total Return, Lowest to Highest (4).................               5.59%     13.80% to 14.62%  13.87% to 14.32%
2005
Units...............................................              43,297               43,633                --
Unit Fair Value, Lowest to Highest (1)..............      $3.70 to $3.70      $6.26 to $12.16  $13.26 to $13.54
Net Assets..........................................            $160,313             $272,973               $--
Investment Income Ratio to Net Assets (2)...........               0.71%                1.17%             0.00%
Expenses as a Percent of Average Net Assets, (3)....       1.40% , 1.40%        1.90% , 1.40%     1.90% , 1.50%
Total Return, Lowest to Highest (4).................      6.65% to 6.65%       2.34% to 8.46%    4.60% to 4.67%
2004
Units...............................................              46,381               54,075                --
Unit Fair Value, Lowest to Highest (1)..............      $3.47 to $3.47       $5.77 to $5.77               $--
Net Assets..........................................            $161,022             $311,904               $--
Investment Income Ratio to Net Assets (2)...........               0.40%                1.01%                --
Expenses as a Percent of Average Net Assets, (3)....       1.40% , 1.40%        1.40% , 1.40%                --
Total Return, Lowest to Highest (4).................               2.60%               12.78%                --
2003
Units...............................................              50,200               61,622                --
Unit Fair Value, Lowest to Highest (1)..............      $3.38 to $3.38       $5.11 to $5.11               $--
Net Assets..........................................            $170,007             $315,500               $--
Investment Income Ratio to Net Assets (2)...........               0.52%                0.87%                --
Expenses as a Percent of Average Net Assets, (3)....       1.40% , 1.40%        1.40% , 1.40%                --
Total Return, Lowest to Highest (4).................    24.13% to 24.13%     26.26% to 26.26%                --
2002
Units...............................................              56,973               54,474                --
Unit Fair Value, Lowest to Highest (1)..............      $2.73 to $2.73       $4.05 to $4.05               $--
Net Assets..........................................            $153,913             $219,265               $--
Investment Income Ratio to Net Assets (2)...........               0.50%                0.00%                --
Expenses as a Percent of Average Net Assets, (3)....       1.40% , 1.40%        1.40% , 1.40%                --
Total Return, Lowest to Highest (4).................  -30.31% to -30.31%   -15.69% to -15.69%                --

                                                      FEDERATED EQUITY
                                                           INCOME
                                                        SUB-ACCOUNT
                                                     ------------------
2006
Units...............................................             17,127
Unit Fair Value, Lowest to Highest (1)..............              $5.66
Net Assets..........................................            $96,942
Investment Income Ratio to Net Assets (2)...........              2.18%
Expenses as a Percent of Average Net Assets, Lowest,
 Highest (3)........................................              1.40%
Total Return, Lowest to Highest (4).................             21.43%
2005
Units...............................................             18,507
Unit Fair Value, Lowest to Highest (1)..............     $4.66 to $4.66
Net Assets..........................................            $86,264
Investment Income Ratio to Net Assets (2)...........              2.24%
Expenses as a Percent of Average Net Assets, (3)....      1.40% , 1.40%
Total Return, Lowest to Highest (4).................     1.90% to 1.90%
2004
Units...............................................             20,644
Unit Fair Value, Lowest to Highest (1)..............     $4.57 to $4.57
Net Assets..........................................            $94,430
Investment Income Ratio to Net Assets (2)...........              3.43%
Expenses as a Percent of Average Net Assets, (3)....      1.40% , 1.40%
Total Return, Lowest to Highest (4).................             11.27%
2003
Units...............................................             81,743
Unit Fair Value, Lowest to Highest (1)..............     $4.11 to $4.11
Net Assets..........................................           $336,474
Investment Income Ratio to Net Assets (2)...........              1.93%
Expenses as a Percent of Average Net Assets, (3)....      1.40% , 1.40%
Total Return, Lowest to Highest (4).................   25.51% to 25.51%
2002
Units...............................................             91,827
Unit Fair Value, Lowest to Highest (1)..............     $3.28 to $3.28
Net Assets..........................................           $301,493
Investment Income Ratio to Net Assets (2)...........              2.13%
Expenses as a Percent of Average Net Assets, (3)....      1.40% , 1.40%
Total Return, Lowest to Highest (4)................. -21.84% to -21.84%

--------
(1) MLIUSA sells a number of variable annuity products, which have a unique combination of features and fees that are charged against the contract owner's cash value. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.
(2) These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account Sub- Accounts from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account Sub-Accounts is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account Sub-Accounts invest.
(3) These ratios represent the annualized contract expenses of the Separate Account Sub-Accounts, consisting of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
(4) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the Separate Account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.
(a) For the period January 1, 2006 to April 20, 2006
(b) For the period May 1, 2006 to December 31, 2006

 FEDERATED HIGH   FEDERATED GROWTH  NEUBERGER GENESIS    ALGER SMALL                            T. ROWE PRICE
  INCOME BOND        STRATEGIES           TRUST         CAPITALIZATION   T. ROWE PRICE GROWTH   INTERNATIONAL
  SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
---------------- ------------------ ----------------- ------------------ -------------------- ------------------
          20,273             32,906            1,051           7,749,990             128,359              96,658
           $6.55              $5.76           $12.53      $9.53 to $9.61              $81.07              $13.80
        $132,703           $189,442          $13,167         $74,178,889         $10,405,667          $1,334,230
           8.52%              0.00%            1.05%               0.00%               0.62%               1.20%

           1.40%              1.40%            0.89%       1.40% , 1.25%               0.89%               0.89%
           9.27%              6.73%            6.31%    18.35% to 18.53%              13.04%              18.21%
          22,143             35,001            1,183           8,307,133             142,212             102,719
  $5.99 to $5.99     $5.39 to $5.39 $11.79 to $11.79      $8.05 to $8.11    $71.72 to $71.72    $11.68 to $11.68
        $132,652           $188,801          $13,953         $67,142,470         $10,198,928          $1,199,507
           8.76%              0.00%            0.00%               0.00%               0.07%               1.45%
   1.40% , 1.40%      1.40% , 1.40%    0.89% , 0.89%       1.40% , 1.25%       0.89% , 0.89%       0.89% , 0.89%
  1.23% to 1.23%   11.14% to 11.14% 15.27% to 15.27%    15.26% to 15.43%      5.62% to 5.62%    15.24% to 15.24%
          31,469             38,902            1,371           9,017,916             162,635             107,931
  $5.92 to $5.92     $4.85 to $4.85 $10.23 to $10.23      $6.98 to $7.03    $67.90 to $67.90    $10.13 to $10.13
        $186,227           $188,806          $14,030         $63,245,357         $11,049,157          $1,094,227
           8.60%              0.00%            0.15%               0.00%               0.59%               1.20%
   1.40% , 1.40%      1.40% , 1.40%    0.89% , 0.89%       1.40% , 1.25%       1.25% , 0.89%       0.89% , 0.89%
           8.92%             13.82%           17.62%    14.95% to 15.12%               9.26%              12.88%
          48,364             47,399            2,060           9,758,550             171,175             117,827
  $5.43 to $5.43     $4.26 to $4.26   $8.70 to $8.70      $6.08 to $6.10    $62.15 to $62.15      $8.98 to $8.98
        $263,099           $202,365          $16,629         $59,524,857         $10,622,175          $1,054,871
           7.69%              0.00%            0.00%               0.00%               0.16%               0.74%
   1.40% , 1.40%      1.40% , 1.40%    0.89% , 0.89%       1.40% , 1.25%       0.89% , 0.89%       0.89% , 0.89%
20.52% to 20.52%   38.13% to 38.13% 30.49% to 30.49%    40.37% to 40.58%    30.06% to 30.06%    30.12% to 30.12%
          54,149             51,227          479,091           9,818,127             585,362             634,123
  $4.51 to $4.51     $3.09 to $3.09   $6.66 to $6.66      $4.34 to $4.33    $47.78 to $47.78      $6.90 to $6.90
        $245,014           $158,532       $3,204,587         $42,663,508         $28,134,373          $4,378,009
          10.55%              0.00%            0.00%               0.00%               0.18%               1.07%
   1.40% , 1.40%      1.40% , 1.40%    0.89% , 0.89%       1.40% , 1.25%       0.89% , 0.89%       0.89% , 0.89%
-0.02% to -0.02% -27.37% to -27.37% -3.85% to -3.85%  -27.21% to -27.25%  -23.68% to -23.68%  -18.91% to -18.91%

T. ROWE PRICE PRIME
      RESERVE
    SUB-ACCOUNT
-------------------
           87,463
           $17.37
       $1,519,155
            4.55%

            0.89%
            3.64%
           82,793
 $16.76 to $16.76
       $1,387,505
            2.70%
    0.89% , 0.89%
   1.81% to 1.81%
           69,819
 $16.46 to $16.46
       $1,149,982
            0.81%
    0.89% , 0.89%
           -0.10%
           87,209
 $16.48 to $16.48
       $1,437,342
            0.69%
    0.89% , 0.89%
 -0.30% to -0.30%
          111,278
 $16.52 to $16.52
       $1,841,186
            1.39%
    0.89% , 0.89%
   5.00% to 5.00%

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A OF
                    METLIFE INVESTORS USA INSURANCE COMPANY

               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)
                               DECEMBER 31, 2006

6.  UNIT VALUES -- (CONTINUED)

The following table is a summary of unit values and units outstanding for the Policies and the expenses as a percentage of average net assets, excluding expenses for the underlying portfolios, for the years ended December 31, 2006, 2005, 2004, 2003, and 2002 or lesser time period if applicable:

                                                     JANUS ASPEN WORLDWIDE  AMERICAN FUNDS    AMERICAN FUNDS    AMERICAN FUNDS
                                                            GROWTH         GLOBAL SMALL CAP       GROWTH       GROWTH AND INCOME
                                                          SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT
                                                     --------------------- ---------------- ------------------ -----------------
2006
Units...............................................               1,276            666,735            729,519           687,630
Unit Fair Value, Lowest to Highest (1)..............               $7.73   $29.64 to $30.85 $129.74 to $179.18 $94.31 to $130.25
Net Assets..........................................              $9,873        $19,777,453       $111,503,370       $76,344,065
Investment Income Ratio to Net Assets (2)...........               1.77%              0.46%              1.17%             2.27%
Expenses as a Percent of Average Net Assets, Lowest,
 Highest (3)........................................               0.89%       1.35%, 0.89%       2.30%, 0.89%      2.30%, 0.89%
Total Return, Lowest to Highest (4).................              17.16%   22.39% to 22.96%     7.72% to 9.24%  12.59% to 14.18%
2005
Units...............................................               1,375            470,780            208,063           199,680
Unit Fair Value, Lowest to Highest (1)..............      $6.60 to $6.60   $24.22 to $25.09 $120.44 to $164.02 $83.76 to $114.07
Net Assets..........................................              $9,075        $11,408,824        $30,740,407       $20,563,346
Investment Income Ratio to Net Assets (2)...........               1.36%              0.90%              0.78%             1.49%
Expenses as a Percent of Average Net Assets, (3)....       0.89% , 0.89%     1.35% to 0.89%     2.30% to 0.89%    2.30% to 0.89%
Total Return, Lowest to Highest (4).................      4.93% to 4.93%   23.68% to 24.24%    6.63% to 15.16%    4.51% to 4.90%
2004
Units...............................................               1,477            282,816            132,705           137,919
Unit Fair Value, Lowest to Highest (1)..............      $6.29 to $6.29   $19.58 to $20.19 $129.36 to $142.42 $98.77 to $108.74
Net Assets..........................................              $9,304         $5,545,295        $17,199,760       $13,647,442
Investment Income Ratio to Net Assets (2)...........               1.00%              0.00%              0.21%             1.15%
Expenses as a Percent of Average Net Assets, (3)....       0.89% , 0.89%     1.35% to 0.89%     1.35% to 0.89%    1.35% to 0.89%
Total Return, Lowest to Highest (4).................               3.85%   19.26% to 19.81%   10.98% to 11.50%    8.89% to 9.39%
2003
Units...............................................               1,585             77,922             59,754            53,632
Unit Fair Value, Lowest to Highest (1)..............      $6.06 to $6.06   $16.42 to $16.85 $116.56 to $127.74  $90.71 to $99.40
Net Assets..........................................              $6,753         $1,281,166         $6,979,020        $4,876,338
Investment Income Ratio to Net Assets (2)...........               0.01%              0.07%              0.16%             1.38%
Expenses as a Percent of Average Net Assets, (3)....       0.89% , 0.89%     1.35% to 0.89%     1.35% to 0.89%    1.35% to 0.89%
Total Return, Lowest to Highest (4).................    22.89% to 22.89%   51.47% to 52.17%   34.97% to 35.60%  30.65% to 31.25%
2002
Units...............................................           1,049,176                 --                 --                --
Unit Fair Value, Lowest to Highest (1)..............      $4.93 to $4.93                $--                $--               $--
Net Assets..........................................          $5,178,032                $--                $--               $--
Investment Income Ratio to Net Assets (2)...........               0.86%                 --                 --                --
Expenses as a Percent of Average Net Assets, (3)....       0.89% , 0.89%                 --                 --                --
Total Return, Lowest to Highest (4).................  -26.16% to -26.16%                 --                 --                --

--------
(1) MLIUSA sells a number of variable annuity products, which have a unique combination of features and fees that are charged against the contract owner's cash value. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.
(2) These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account Sub- Accounts from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account Sub-Accounts is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account Sub-Accounts invest.
(3) These ratios represent the annualized contract expenses of the Separate Account Sub-Accounts, consisting of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
(4) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the Separate Account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.
(a) For the period January 1, 2006 to April 20, 2006
(b) For the period May 1, 2006 to December 31, 2006

                 ALLIANCEBERNSTEIN                                                          FRANKLIN
 AMERICAN FUNDS      LARGE-CAP         TEMPLETON      TEMPLETON FOREIGN TEMPLETON GROWTH  MUTUAL SHARES       FRANKLIN
 GLOBAL GROWTH        GROWTH       DEVELOPING MARKETS    SECURITIES        SECURITIES      SECURITIES     INCOME SECURITIES
  SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT
---------------- ----------------- ------------------ ----------------- ---------------- ---------------- -----------------
       1,374,016            19,969           764,911           946,611           784,417        1,273,727          664,025
$23.74 to $25.90  $31.84 to $33.74  $12.21 to $20.23  $13.88 to $32.88  $18.41 to $19.72 $22.56 to $23.49 $38.83 to $45.21
     $34,540,668          $665,657       $11,178,712       $24,137,809       $15,182,959      $29,530,718      $28,820,820
           0.78%             0.00%             1.22%             1.33%             0.76%            0.99%            2.35%

    2.30%, 1.40%      1.90%, 1.50%      2.30%, 1.40%      2.30%, 1.40%      1.90%, 1.50%     1.90%, 1.50%      2.25%, 1.4%
17.70% to 18.76% -2.54% to  -2.15%  25.19% to 26.31%  18.69% to 19.76%     19.52% to 20% 16.16% to 16.62% 15.62% to 16.60%
          22,386                --            21,537            33,847                --           11,181            4,136
$20.17 to $21.81  $32.67 to $34.49   $9.76 to $16.02  $25.00 to $11.86  $15.41 to $15.57 $18.72 to $20.33 $33.58 to $38.78
        $473,459               $--          $230,232          $813,751               $--         $217,513         $150,925
           0.00%             0.00%             0.00%             0.00%             0.00%            0.00%            0.00%
  2.30% to 1.40%    1.90% to 1.50%    2.30% to 1.40%    2.30% to 1.40%    1.90% to 1.50%     2.30%, 1.40%   2.25% to 1.40%
  7.09% to 7.25%    5.62% to 5.69%  10.70% to 10.86%    4.87% to 5.02%    4.78% to 4.84%   4.64% to 4.79%   0.82% to 0.96%
              --                --                --                --                --               --               --
             $--               $--               $--               $--               $--              $--              $--
             $--               $--               $--               $--               $--              $--              $--
              --                --                --                --                --               --               --
              --                --                --                --                --               --               --
              --                --                --                --                --               --               --
              --                --                --                --                --               --               --
             $--               $--               $--               $--               $--              $--              $--
             $--               $--               $--               $--               $--              $--              $--
              --                --                --                --                --               --               --
              --                --                --                --                --               --               --
              --                --                --                --                --               --               --
              --                --                --                --                --               --               --
             $--               $--               $--               $--               $--              $--              $--
             $--               $--               $--               $--               $--              $--              $--
              --                --                --                --                --               --               --
              --                --                --                --                --               --               --
              --                --                --                --                --               --               --

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A OF
                    METLIFE INVESTORS USA INSURANCE COMPANY

               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)
                               DECEMBER 31, 2006

6.  UNIT VALUES -- (CONTINUED)

The following table is a summary of unit values and units outstanding for the Policies and the expenses as a percentage of average net assets, excluding expenses for the underlying portfolios, for the years ended December 31, 2006, 2005, 2004, 2003, and 2002 or lesser time period if applicable:

                                                       VAN KAMPEN       VAN KAMPEN         PIONEER          PUTNAM
                                                       UIF EQUITY        UIF U.S.            VCT              VT
                                                       AND INCOME       REAL ESTATE     MID-CAP VALUE   SMALL-CAP VALUE
                                                       SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                                                     ---------------- ---------------- ---------------- ----------------
2006
Units...............................................        4,592,861          928,174          262,287          313,682
Unit Fair Value, Lowest to Highest (1).............. $14.74 to $14.96 $29.52 to $30.20 $30.41 to $31.88 $25.46 to $26.25
Net Assets..........................................      $68,376,576      $27,806,209       $8,219,057       $8,149,217
Investment Income Ratio to Net Assets (2)...........            0.79%            0.66%            0.00%            0.01%
Expenses as a Percent of Average Net Assets, Lowest,
 Highest (3)........................................     1.90%, 1.50%     1.90%, 1.50%     1.90%, 1.50%     1.90%, 1.50%
Total Return, Lowest to Highest (4)................. 10.46% to 10.91% 35.46% to 36.00% 10.16% to 10.60% 15.09% to 15.55%
2005
Units...............................................               --               --               --               --
Unit Fair Value, Lowest to Highest (1).............. $13.34 to $13.49  $21.8 to $22.20 $27.60 to $28.83 $22.12 to $22.72
Net Assets..........................................              $--              $--              $--              $--
Investment Income Ratio to Net Assets (2)...........            0.00%            0.00%            0.00%            0.00%
Expenses as a Percent of Average Net Assets, (3)....   1.90% to 1.50%   1.90% to 1.50%   1.90% to 1.50%   1.90% to 1.50%
Total Return, Lowest to Highest (4).................   2.16% to 2.22%   7.52% to 7.59%   6.23% to 6.29%   3.95% to 4.02%
2004
Units...............................................               --               --               --               --
Unit Fair Value, Lowest to Highest (1)..............              $--              $--              $--              $--
Net Assets..........................................              $--              $--              $--              $--
Investment Income Ratio to Net Assets (2)...........               --               --               --               --
Expenses as a Percent of Average Net Assets, (3)....               --               --               --               --
Total Return, Lowest to Highest (4).................               --               --               --               --
2003
Units...............................................               --               --               --               --
Unit Fair Value, Lowest to Highest (1)..............              $--              $--              $--              $--
Net Assets..........................................              $--              $--              $--              $--
Investment Income Ratio to Net Assets (2)...........               --               --               --               --
Expenses as a Percent of Average Net Assets, (3)....               --               --               --               --
Total Return, Lowest to Highest (4).................               --               --               --               --
2002
Units...............................................               --               --               --               --
Unit Fair Value, Lowest to Highest (1)..............              $--              $--              $--              $--
Net Assets..........................................              $--              $--              $--              $--
Investment Income Ratio to Net Assets (2)...........               --               --               --               --
Expenses as a Percent of Average Net Assets, (3)....               --               --               --               --
Total Return, Lowest to Highest (4).................               --               --               --               --

--------
(1) MLIUSA sells a number of variable annuity products, which have a unique combination of features and fees that are charged against the contract owner's cash value. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.
(2) These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account Sub- Accounts from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account Sub-Accounts is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account Sub-Accounts invest.
(3) These ratios represent the annualized contract expenses of the Separate Account Sub-Accounts, consisting of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
(4) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the Separate Account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.
(a) For the period January 1, 2006 to April 20, 2006
(b) For the period May 1, 2006 to December 31, 2006

     LMPV
    GLOBAL             LMPV            LMPV               LMPV              LMPV             LMPV              LMPV
HIGH YIELD BOND  SMALL-CAP GROWTH    INVESTORS     CAPITAL AND INCOME   EQUITY INDEX   FUNDAMENTAL VALUE   APPRECIATION
  SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT (B)     SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT
---------------- ---------------- ---------------- ------------------ ---------------- ----------------- ----------------
       1,039,676          325,638          130,370         3,099,287         1,440,692        1,257,495         1,236,956
$15.48 to $16.73 $12.81 to $13.36 $15.74 to $17.05  $11.58 to $11.66   $9.61 to $10.25 $31.66 to $35.61  $27.95 to $32.05
     $16,994,644       $4,282,564       $2,127,448       $36,059,191       $41,031,761      $43,419,332       $38,211,834
          15.93%            0.46%            2.98%             3.42%             3.98%            3.96%             2.66%

    2.30%, 1.40%     2.30%, 1.40%     2.30%, 1.40%      1.90%, 1.50%      2.90%, 1.40%     2.30%, 1.40%      2.30%, 1.40%
  8.13% to 9.11% 10.21% to 11.20% 15.58% to 16.62%    9.10% to 9.54%  12.51% to 13.52% 14.15% to 15.18%  12.19% to 13.21%
           3,458           15,787            6,750                --             2,224            1,160             1,722
$14.31 to $15.33 $11.63 to $12.01 $13.62 to $14.62  $10.61 to $10.64   $25.69 to $9.03 $27.73 to $30.92  $24.91 to $28.31
         $51,516         $187,061          $95,594               $--           $19,773          $34,376           $47,007
           6.03%            0.00%            1.12%             0.00%             1.22%            0.96%             0.48%
  2.30% to 1.40%   2.30% to 1.40%   2.30% to 1.40%    1.90% to 1.50%    2.90% to 1.40%   2.30% to 1.40%    2.30% to 1.40%
  1.28% to 1.42%   5.33% to 5.49%   3.58% to 3.73%    1.65% to 1.71%    3.64% to 3.83%   3.30% to 3.45%    2.32% to 2.47%
              --               --               --                --                --               --                --
             $--              $--              $--               $--               $--              $--               $--
             $--              $--              $--               $--               $--              $--               $--
              --               --               --                --                --               --                --
              --               --               --                --                --               --                --
              --               --               --                --                --               --                --
              --               --               --                --                --               --                --
             $--              $--              $--               $--               $--              $--               $--
             $--              $--              $--               $--               $--              $--               $--
              --               --               --                --                --               --                --
              --               --               --                --                --               --                --
              --               --               --                --                --               --                --
              --               --               --                --                --               --                --
             $--              $--              $--               $--               $--              $--               $--
             $--              $--              $--               $--               $--              $--               $--
              --               --               --                --                --               --                --
              --               --               --                --                --               --                --
              --               --               --                --                --               --                --

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A OF
                    METLIFE INVESTORS USA INSURANCE COMPANY

               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)
                               DECEMBER 31, 2006

6.  UNIT VALUES -- (CONTINUED)

The following table is a summary of unit values and units outstanding for the Policies and the expenses as a percentage of average net assets, excluding expenses for the underlying portfolios, for the years ended December 31, 2006, 2005, 2004, 2003, and 2002 or lesser time period if applicable:

                                                          LMPV             LMPV             LMPV             LMPV
                                                       ADJUSTABLE       AGGRESSIVE        LARGE CAP        LARGE-CAP
                                                       RATE INCOME        GROWTH           GROWTH            VALUE
                                                       SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT (B)    SUB-ACCOUNT
                                                     ---------------- ---------------- ---------------- ----------------
2006
Units...............................................          216,326        5,468,811          433,171           47,187
Unit Fair Value, Lowest to Highest (1).............. $10.04 to $10.33 $13.12 to $13.68 $13.11 to $14.18 $23.80 to $25.02
Net Assets..........................................       $2,220,514      $73,942,504       $5,945,005       $1,166,335
Investment Income Ratio to Net Assets (2)...........           11.96%            0.00%            0.30%            2.30%
Expenses as a Percent of Average Net Assets, Lowest,
 Highest (3)........................................     2.25%, 1.40%     2.30%, 1.40%     2.30%, 1.40%     1.90%, 1.50%
Total Return, Lowest to Highest (4).................   1.79% to 2.66%   6.32% to 7.28%   2.22% to 3.15% 16.05% to 16.52%
2005
Units...............................................              351           15,934           15,016               --
Unit Fair Value, Lowest to Highest (1)..............  $9.87 to $10.06 $12.34 to $12.75 $12.83 to $13.74 $20.51 to $21.48
Net Assets..........................................           $3,504         $200,186         $201,094              $--
Investment Income Ratio to Net Assets (2)...........            3.00%            0.00%            0.12%            0.00%
Expenses as a Percent of Average Net Assets, (3)....   2.25% to 1.40%   2.30% to 1.40%   2.30% to 1.40%   1.90% to 1.50%
Total Return, Lowest to Highest (4).................   0.29% to 0.42%   3.53% to 3.68%   4.17% to 4.33%   3.64% to 3.71%
2004
Units...............................................               --               --               --               --
Unit Fair Value, Lowest to Highest (1)..............              $--              $--              $--              $--
Net Assets..........................................              $--              $--              $--              $--
Investment Income Ratio to Net Assets (2)...........               --               --               --               --
Expenses as a Percent of Average Net Assets, (3)....               --               --               --               --
Total Return, Lowest to Highest (4).................               --               --               --               --
2003
Units...............................................               --               --               --               --
Unit Fair Value, Lowest to Highest (1)..............              $--              $--              $--              $--
Net Assets..........................................              $--              $--              $--              $--
Investment Income Ratio to Net Assets (2)...........               --               --               --               --
Expenses as a Percent of Average Net Assets, (3)....               --               --               --               --
Total Return, Lowest to Highest (4).................               --               --               --               --
2002
Units...............................................               --               --               --               --
Unit Fair Value, Lowest to Highest (1)..............              $--              $--              $--              $--
Net Assets..........................................              $--              $--              $--              $--
Investment Income Ratio to Net Assets (2)...........               --               --               --               --
Expenses as a Percent of Average Net Assets, (3)....               --               --               --               --
Total Return, Lowest to Highest (4).................               --               --               --               --

--------
(1) MLIUSA sells a number of variable annuity products, which have a unique combination of features and fees that are charged against the contract owner's cash value. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.
(2) These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account Sub- Accounts from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account Sub-Accounts is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account Sub-Accounts invest.
(3) These ratios represent the annualized contract expenses of the Separate Account Sub-Accounts, consisting of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
(4) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the Separate Account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.
(a) For the period January 1, 2006 to April 20, 2006
(b) For the period May 1, 2006 to December 31, 2006

                                         LMPV                LMPV                LMPV                LMPV
                      LMPV        MULTIPLE-DISCIPLINE MULTIPLE-DISCIPLINE MULTIPLE-DISCIPLINE MULTIPLE-DISCIPLINE
      LMPV           SOCIAL        BALANCED ALL CAP        LARGE-CAP            ALL CAP         GLOBAL ALL CAP
  MONEY MARKET   AWARENESS STOCK   GROWTH AND VALUE    GROWTH AND VALUE    GROWTH AND VALUE    GROWTH AND VALUE
  SUB-ACCOUNT    SUB-ACCOUNT (B)      SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
---------------- ---------------- ------------------- ------------------- ------------------- -------------------
       1,600,672           10,361           154,474              77,203             284,789             290,262
$11.93 to $13.35 $26.26 to $27.85  $14.18 to $14.70    $15.58 to $16.19    $16.19 to $16.82    $17.41 to $18.08
     $20,676,751         $281,509        $2,252,417          $1,228,885          $4,710,142          $5,189,364
           4.63%            1.25%             2.55%               1.69%               0.93%               1.84%

    2.30%, 1.40%     1.90%, 1.50%      2.25%, 1.40%        2.30%, 1.40%        2.30%, 1.40%        2.30%, 1.40%
  2.26% to 3.18%   5.67% to 6.09%   9.67% to 10.61%     9.73% to 10.72%    11.04% to 12.04%    12.59% to 13.60%
          15,276               --             2,660               2,136               9,633              10,041
$11.66 to $12.94 $24.85 to $26.25  $12.93 to $13.29    $14.20 to $14.62    $14.58 to $15.01    $15.46 to $15.92
        $190,202              $--           $35,068             $30,931            $142,551            $159,052
           0.15%            0.00%             0.84%               0.63%               0.35%               0.46%
  2.30% to 1.40%   1.90% to 1.50%    2.25% to 1.40%      2.30% to 1.40%      2.30% to 1.40%      2.30% to 1.40%
  0.25% to 0.40%   3.13% to 3.20%    2.63% to 2.77%      3.24% to 3.39%      3.40% to 3.55%      3.79% to 3.94%
              --               --                --                  --                  --                  --
             $--              $--               $--                 $--                 $--                 $--
             $--              $--               $--                 $--                 $--                 $--
              --               --                --                  --                  --                  --
              --               --                --                  --                  --                  --
              --               --                --                  --                  --                  --
              --               --                --                  --                  --                  --
             $--              $--               $--                 $--                 $--                 $--
             $--              $--               $--                 $--                 $--                 $--
              --               --                --                  --                  --                  --
              --               --                --                  --                  --                  --
              --               --                --                  --                  --                  --
              --               --                --                  --                  --                  --
             $--              $--               $--                 $--                 $--                 $--
             $--              $--               $--                 $--                 $--                 $--
              --               --                --                  --                  --                  --
              --               --                --                  --                  --                  --
              --               --                --                  --                  --                  --

       LMPV
PREMIER SELECTIONS
  ALL CAP GROWTH
 SUB-ACCOUNT (B)
------------------
           16,983
 $12.15 to $12.51
         $211,218
            0.00%

     1.90%, 1.50%
   5.32% to 5.74%
               --
 $11.53 to $11.83
              $--
            0.00%
   1.90% to 1.50%
   4.26% to 4.33%
               --
              $--
              $--
               --
               --
               --
               --
              $--
              $--
               --
               --
               --
               --
              $--
              $--
               --
               --
               --

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A OF
                    METLIFE INVESTORS USA INSURANCE COMPANY

               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)
                               DECEMBER 31, 2006

6.  UNIT VALUES -- (CONTINUED)

The following table is a summary of unit values and units outstanding for the Policies and the expenses as a percentage of average net assets, excluding expenses for the underlying portfolios, for the years ended December 31, 2006, 2005, 2004, 2003, and 2002 or lesser time period if applicable:

                                                                       LMPV              LMPV               LMPV
                                                                 DIVIDEND STRATEGY GROWTH AND INCOME LIFESTYLE BALANCED
                                                                    SUB-ACCOUNT     SUB-ACCOUNT (B)   SUB-ACCOUNT (B)
                                                                 ----------------- ----------------- ------------------
2006
Units...........................................................          321,925           351,206            177,614
Unit Fair Value, Lowest to Highest (1)..........................   $9.04 to $9.59  $10.05 to $28.80   $13.97 to $15.88
Net Assets......................................................       $3,032,256        $3,608,020         $2,794,996
Investment Income Ratio to Net Assets (2).......................            5.84%             1.57%              5.99%
Expenses as a Percent of Average Net Assets, Lowest, Highest (3)     2.30%, 1.50%      2.90%, 1.50%       1.90%, 1.50%
Total Return, Lowest to Highest (4)............................. 15.26% to 16.18%  10.37% to 12.11%     6.19% to 6.61%
2005
Units...........................................................            3,967                --                 --
Unit Fair Value, Lowest to Highest (1)..........................   $7.85 to $8.25    $9.11 to $9.34   $14.37 to $14.89
Net Assets......................................................          $31,996               $--                $--
Investment Income Ratio to Net Assets (2).......................            1.35%             0.00%              0.00%
Expenses as a Percent of Average Net Assets, (3)................   2.30% to 1.50%    1.90% to 1.50%     1.90% to 1.50%
Total Return, Lowest to Highest (4).............................   1.96% to 2.09%    4.41% to 4.47%     2.97% to 3.03%
2004
Units...........................................................               --                --                 --
Unit Fair Value, Lowest to Highest (1)..........................              $--               $--                $--
Net Assets......................................................              $--               $--                $--
Investment Income Ratio to Net Assets (2).......................               --                --                 --
Expenses as a Percent of Average Net Assets, (3)................               --                --                 --
Total Return, Lowest to Highest (4).............................               --                --                 --
2003
Units...........................................................               --                --                 --
Unit Fair Value, Lowest to Highest (1)..........................              $--               $--                $--
Net Assets......................................................              $--               $--                $--
Investment Income Ratio to Net Assets (2).......................               --                --                 --
Expenses as a Percent of Average Net Assets, (3)................               --                --                 --
Total Return, Lowest to Highest (4).............................               --                --                 --
2002
Units...........................................................               --                --                 --
Unit Fair Value, Lowest to Highest (1)..........................              $--               $--                $--
Net Assets......................................................              $--               $--                $--
Investment Income Ratio to Net Assets (2).......................               --                --                 --
Expenses as a Percent of Average Net Assets, (3)................               --                --                 --
Total Return, Lowest to Highest (4).............................               --                --                 --

                                                                       LMPV
                                                                 LIFESTYLE GROWTH
                                                                 SUB-ACCOUNT (B)
                                                                 ----------------
2006
Units...........................................................           23,381
Unit Fair Value, Lowest to Highest (1).......................... $13.97 to $14.53
Net Assets......................................................         $336,900
Investment Income Ratio to Net Assets (2).......................            3.81%
Expenses as a Percent of Average Net Assets, Lowest, Highest (3)     1.90%, 1.50%
Total Return, Lowest to Highest (4).............................   6.81% to 7.24%
2005
Units...........................................................               --
Unit Fair Value, Lowest to Highest (1).......................... $13.08 to $13.55
Net Assets......................................................              $--
Investment Income Ratio to Net Assets (2).......................            0.00%
Expenses as a Percent of Average Net Assets, (3)................   1.90% to 1.50%
Total Return, Lowest to Highest (4).............................   3.86% to 3.93%
2004
Units...........................................................               --
Unit Fair Value, Lowest to Highest (1)..........................              $--
Net Assets......................................................              $--
Investment Income Ratio to Net Assets (2).......................               --
Expenses as a Percent of Average Net Assets, (3)................               --
Total Return, Lowest to Highest (4).............................               --
2003
Units...........................................................               --
Unit Fair Value, Lowest to Highest (1)..........................              $--
Net Assets......................................................              $--
Investment Income Ratio to Net Assets (2).......................               --
Expenses as a Percent of Average Net Assets, (3)................               --
Total Return, Lowest to Highest (4).............................               --
2002
Units...........................................................               --
Unit Fair Value, Lowest to Highest (1)..........................              $--
Net Assets......................................................              $--
Investment Income Ratio to Net Assets (2).......................               --
Expenses as a Percent of Average Net Assets, (3)................               --
Total Return, Lowest to Highest (4).............................               --

--------
(1) MLIUSA sells a number of variable annuity products, which have a unique combination of features and fees that are charged against the contract owner's cash value. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.
(2) These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account Sub- Accounts from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account Sub-Accounts is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account Sub-Accounts invest.
(3) These ratios represent the annualized contract expenses of the Separate Account Sub-Accounts, consisting of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
(4) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the Separate Account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.
(a) For the period January 1, 2006 to April 20, 2006
(b) For the period May 1, 2006 to December 31, 2006

     LMPV                                                TST MANAGED      TST MANAGED                            TST MANAGED
   LIFESTYLE                                             ALLOCATION       ALLOCATION         TST MANAGED     ALLOCATION MODERATE-
  HIGH GROWTH    CAPITAL APPRECIATION  TST LARGE-CAP     AGGRESSIVE      CONSERVATIVE    ALLOCATION MODERATE      AGGRESSIVE
SUB-ACCOUNT (B)    SUB-ACCOUNT (A)    SUB-ACCOUNT (A)  SUB-ACCOUNT (A)  SUB-ACCOUNT (A)    SUB-ACCOUNT (A)     SUB-ACCOUNT (A)
---------------- -------------------- ---------------- ---------------- ---------------- ------------------- --------------------
          21,392                 --                 --               --               --                --                   --
$14.59 to $15.18                $--                $--              $--              $--               $--                  $--
        $320,998                $--                $--              $--              $--               $--                  $--
           1.97%              0.00%              0.88%            7.59%            5.88%             4.69%                5.48%
    1.90%, 1.50%       2.30%, 1.40%       2.30%, 1.40%     2.25%, 1.40%     2.25%, 1.40%      2.25%, 1.40%         2.25%, 1.40%
  7.41% to 7.84%   -1.28% to -0.99%     2.82% to 3.12%   6.11% to 6.40%   0.15% to 0.43%    3.35% to 3.64%       4.09% to 4.37%
              --                239              6,503            4,493               --            98,524               51,045
$13.59 to $14.08  $97.10 to $119.00   $15.58 to $16.95 $11.08 to $11.14 $10.25 to $10.32  $10.69 to $10.75     $10.81 to $10.87
             $--            $25,911           $107,122          $49,907              $--        $1,057,221             $553,294
           0.00%              0.00%              0.00%            0.00%            0.00%             0.43%                0.22%
  1.90% to 1.50%     2.30% to 1.40%     2.30% to 1.40%   2.25% to 1.40%   2.25% to 1.40%    2.25% to 1.40%       2.25% to 1.40%
  3.84% to 3.90%     6.14% to 6.29%     5.41% to 5.56%   4.68% to 4.83%   1.96% to 2.10%    3.35% to 3.49%       3.77% to 3.91%
              --                 --                 --               --               --                --                   --
             $--                $--                $--              $--              $--               $--                  $--
             $--                $--                $--              $--              $--               $--                  $--
              --                 --                 --               --               --                --                   --
              --                 --                 --               --               --                --                   --
              --                 --                 --               --               --                --                   --
              --                 --                 --               --               --                --                   --
             $--                $--                $--              $--              $--               $--                  $--
             $--                $--                $--              $--              $--               $--                  $--
              --                 --                 --               --               --                --                   --
              --                 --                 --               --               --                --                   --
              --                 --                 --               --               --                --                   --
              --                 --                 --               --               --                --                   --
             $--                $--                $--              $--              $--               $--                  $--
             $--                $--                $--              $--              $--               $--                  $--
              --                 --                 --               --               --                --                   --
              --                 --                 --               --               --                --                   --
              --                 --                 --               --               --                --                   --

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A OF
                    METLIFE INVESTORS USA INSURANCE COMPANY

               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)
                               DECEMBER 31, 2006

6.  UNIT VALUES -- (CONTINUED)

The following table is a summary of unit values and units outstanding for the Policies and the expenses as a percentage of average net assets, excluding expenses for the underlying portfolios, for the years ended December 31, 2006, 2005, 2004, 2003, and 2002 or lesser time period if applicable:

                                                                   TST MANAGED
                                                                   ALLOCATION
                                                                    MODERATE-                    TST STYLE FOCUS SMALL
                                                                  CONSERVATIVE    TST MFS VALUE       CAP GROWTH
                                                                 SUB-ACCOUNT (A) SUB-ACCOUNT (A)    SUB-ACCOUNT (A)
                                                                 --------------- --------------- ---------------------
2006
Units...........................................................             --              --                  --
Unit Fair Value, Lowest to Highest (1)..........................            $--             $--                 $--
Net Assets......................................................            $--             $--                 $--
Investment Income Ratio to Net Assets (2).......................          4.98%           0.00%               0.02%
Expenses as a Percent of Average Net Assets, Lowest, Highest (3)   2.25%, 1.40%    2.30%, 1.40%        2.30%, 1.40%
Total Return, Lowest to Highest (4)............................. 1.73% to 2.01%  7.81% to 8.13%    14.86% to 15.20%
2005
Units...........................................................             --           1,651               4,581
Unit Fair Value, Lowest to Highest (1)..........................      $10.47 to       $12.66 to
                                                                         $10.53          $13.54    $11.35 to $11.43
Net Assets......................................................            $--         $21,673             $52,184
Investment Income Ratio to Net Assets (2).......................          0.00%           0.59%               0.00%
Expenses as a Percent of Average Net Assets, (3)................ 2.25% to 1.40%  2.30% to 1.40%      2.30% to 1.40%
Total Return, Lowest to Highest (4)............................. 2.65% to 2.79%  2.56% to 2.71%      4.70% to 4.86%
2004
Units...........................................................             --              --                  --
Unit Fair Value, Lowest to Highest (1)..........................            $--             $--                 $--
Net Assets......................................................            $--             $--                 $--
Investment Income Ratio to Net Assets (2).......................             --              --                  --
Expenses as a Percent of Average Net Assets, (3)................             --              --                  --
Total Return, Lowest to Highest (4).............................             --              --                  --
2003
Units...........................................................             --              --                  --
Unit Fair Value, Lowest to Highest (1)..........................            $--             $--                 $--
Net Assets......................................................            $--             $--                 $--
Investment Income Ratio to Net Assets (2).......................             --              --                  --
Expenses as a Percent of Average Net Assets, (3)................             --              --                  --
Total Return, Lowest to Highest (4).............................             --              --                  --
2002
Units...........................................................             --              --                  --
Unit Fair Value, Lowest to Highest (1)..........................            $--             $--                 $--
Net Assets......................................................            $--             $--                 $--
Investment Income Ratio to Net Assets (2).......................             --              --                  --
Expenses as a Percent of Average Net Assets, (3)................             --              --                  --
Total Return, Lowest to Highest (4).............................             --              --                  --


                                                                 TST STYLE FOCUS SMALL
                                                                       CAP VALUE
                                                                    SUB-ACCOUNT (A)
                                                                 ---------------------
2006
Units...........................................................                 --
Unit Fair Value, Lowest to Highest (1)..........................                $--
Net Assets......................................................                $--
Investment Income Ratio to Net Assets (2).......................              0.02%
Expenses as a Percent of Average Net Assets, Lowest, Highest (3)       2.30%, 1.40%
Total Return, Lowest to Highest (4).............................   14.44% to 14.78%
2005
Units...........................................................              7,734
Unit Fair Value, Lowest to Highest (1)..........................
                                                                   $11.18 to $11.25
Net Assets......................................................            $86,787
Investment Income Ratio to Net Assets (2).......................              0.29%
Expenses as a Percent of Average Net Assets, (3)................     2.30% to 1.40%
Total Return, Lowest to Highest (4).............................     4.00% to 4.15%
2004
Units...........................................................                 --
Unit Fair Value, Lowest to Highest (1)..........................                $--
Net Assets......................................................                $--
Investment Income Ratio to Net Assets (2).......................                 --
Expenses as a Percent of Average Net Assets, (3)................                 --
Total Return, Lowest to Highest (4).............................                 --
2003
Units...........................................................                 --
Unit Fair Value, Lowest to Highest (1)..........................                $--
Net Assets......................................................                $--
Investment Income Ratio to Net Assets (2).......................                 --
Expenses as a Percent of Average Net Assets, (3)................                 --
Total Return, Lowest to Highest (4).............................                 --
2002
Units...........................................................                 --
Unit Fair Value, Lowest to Highest (1)..........................                $--
Net Assets......................................................                $--
Investment Income Ratio to Net Assets (2).......................                 --
Expenses as a Percent of Average Net Assets, (3)................                 --
Total Return, Lowest to Highest (4).............................                 --

--------
(1) MLIUSA sells a number of variable annuity products, which have a unique combination of features and fees that are charged against the contract owner's cash value. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.
(2) These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account Sub- Accounts from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account Sub-Accounts is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account Sub-Accounts invest.
(3) These ratios represent the annualized contract expenses of the Separate Account Sub-Accounts, consisting of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
(4) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the Separate Account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.
(a) For the period January 1, 2006 to April 20, 2006
(b) For the period May 1, 2006 to December 31, 2006

                                     TST PIONEER
       TST              TST            MID-CAP        TST PIONEER     TST MFS TOTAL   TST FEDERATED HIGH TST MERCURY LARGE
 MANAGED INCOME    PIONEER FUND         VALUE       STRATEGIC INCOME     RETURN             YIELD            CAP CORE
 SUB-ACCOUNT (A)  SUB-ACCOUNT (A)  SUB-ACCOUNT (A)  SUB-ACCOUNT (A)  SUB-ACCOUNT (A)   SUB-ACCOUNT (A)    SUB-ACCOUNT (A)
----------------- ---------------- ---------------- ---------------- ---------------- ------------------ -----------------
               --               --               --               --               --                --                --
              $--              $--              $--             $ --              $--               $--               $--
              $--              $--              $--              $--              $--               $--               $--
            4.65%            3.27%            0.00%            0.00%            7.75%            20.94%             0.49%
     2.30%, 1.40%     2.30%, 1.40%     2.30%, 1.40%     2.25%, 1.40%     2.30%, 1.40%      2.30%, 1.70%      2.30%, 1.40%
-1.17% to  -0.88%   5.86% to 6.17%   5.00% to 5.31%   0.79% to 1.07%   3.00% to 3.30%    2.30% to 2.50%    5.93% to 6.24%
           10,658            2,811           12,149              546            4,031             5,243             2,961
 $14.22 to $15.77 $15.48 to $17.23 $10.81 to $10.88 $16.62 to $18.33 $22.17 to $24.60  $14.56 to $15.40   $9.43 to $10.12
         $161,385          $46,577         $131,848           $9,501          $95,714           $80,294           $29,072
            2.61%            0.00%            0.11%            0.00%            0.92%             0.00%             0.00%
   2.30% to 1.40%   2.30% to 1.40%   2.30% to 1.40%   2.25% to 1.40%   2.30% to 1.40%    2.30% to 1.70%    2.30% to 1.40%
   0.72% to 0.87%   3.86% to 4.02%    5.94% to 6.1%   2.48% to 2.62%   1.85% to 2.00%    1.47% to 1.56%    3.93% to 4.09%
               --               --               --               --               --                --                --
              $--              $--              $--              $--              $--               $--               $--
              $--              $--              $--              $--              $--               $--               $--
               --               --               --               --               --                --                --
               --               --               --               --               --                --                --
               --               --               --               --               --                --                --
               --               --               --               --               --                --                --
              $--              $--              $--              $--              $--               $--               $--
              $--              $--              $--              $--              $--               $--               $--
               --               --               --               --               --                --                --
               --               --               --               --               --                --                --
               --               --               --               --               --                --                --
               --               --               --               --               --                --                --
              $--              $--              $--              $--              $--               $--               $--
              $--              $--              $--              $--              $--               $--               $--
               --               --               --               --               --                --                --
               --               --               --               --               --                --                --
               --               --               --               --               --                --                --

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A OF
                    METLIFE INVESTORS USA INSURANCE COMPANY

               NOTES TO THE FINANCIAL STATEMENTS -- (CONCLUDED)
                               DECEMBER 31, 2006

6.  UNIT VALUES -- (CONCLUDED)

The following table is a summary of unit values and units outstanding for the Policies and the expenses as a percentage of average net assets, excluding expenses for the underlying portfolios, for the years ended December 31, 2006, 2005, 2004, 2003, and 2002 or lesser time period if applicable:

                                                                 TST AIM CAPITAL                   TST US GOVERNMENT
                                                                  APPRECIATION   TST EQUITY INCOME    SECURITIES
                                                                 SUB-ACCOUNT (A)  SUB-ACCOUNT (A)   SUB-ACCOUNT (A)
                                                                 --------------- ----------------- -----------------
2006
Units...........................................................             --               --                 --
Unit Fair Value, Lowest to Highest (1)..........................            $--              $--                $--
Net Assets......................................................            $--              $--                $--
Investment Income Ratio to Net Assets (2).......................          0.00%            3.82%             17.71%
Expenses as a Percent of Average Net Assets, Lowest, Highest (3)   2.30%, 1.40%     2.30%, 1.40%       2.30%, 1.70%
Total Return, Lowest to Highest (4)............................. 6.24% to 6.55%   4.83% to 5.14%   -3.82% to -3.63%
2005
Units...........................................................             --            6,546                167
Unit Fair Value, Lowest to Highest (1)..........................      $12.78 to        $18.53 to
                                                                         $14.01           $20.15   $19.02 to $20.68
Net Assets......................................................            $--         $126,955             $3,457
Investment Income Ratio to Net Assets (2).......................          0.00%            0.00%              0.00%
Expenses as a Percent of Average Net Assets, (3)................ 2.30% to 1.40%   2.30% to 1.40%     2.30% to 1.70%
Total Return, Lowest to Highest (4)............................. 4.14% to 4.29%   4.35% to 4.50%     1.93% to 2.03%
2004
Units...........................................................             --               --                 --
Unit Fair Value, Lowest to Highest (1)..........................            $--              $--                $--
Net Assets......................................................            $--              $--                $--
Investment Income Ratio to Net Assets (2).......................             --               --                 --
Expenses as a Percent of Average Net Assets, (3)................             --               --                 --
Total Return, Lowest to Highest (4).............................             --               --                 --
2003
Units...........................................................             --               --                 --
Unit Fair Value, Lowest to Highest (1)..........................            $--              $--                $--
Net Assets......................................................            $--              $--                $--
Investment Income Ratio to Net Assets (2).......................             --               --                 --
Expenses as a Percent of Average Net Assets, (3)................             --               --                 --
Total Return, Lowest to Highest (4).............................             --               --                 --
2002
Units...........................................................             --               --                 --
Unit Fair Value, Lowest to Highest (1)..........................            $--              $--                $--
Net Assets......................................................            $--              $--                $--
Investment Income Ratio to Net Assets (2).......................             --               --                 --
Expenses as a Percent of Average Net Assets, (3)................             --               --                 --
Total Return, Lowest to Highest (4).............................             --               --                 --

                                                                 TST CONVERTIBLE
                                                                   SECURITIES
                                                                 SUB-ACCOUNT (A)
                                                                 ---------------
2006
Units...........................................................             --
Unit Fair Value, Lowest to Highest (1)..........................            $--
Net Assets......................................................            $--
Investment Income Ratio to Net Assets (2).......................          2.92%
Expenses as a Percent of Average Net Assets, Lowest, Highest (3)   1.90%, 1.50%
Total Return, Lowest to Highest (4)............................. 6.48% to 6.62%
2005
Units...........................................................
Unit Fair Value, Lowest to Highest (1)..........................      $14.48 to
                                                                         $14.93
Net Assets......................................................            $--
Investment Income Ratio to Net Assets (2).......................          0.00%
Expenses as a Percent of Average Net Assets, (3)................ 1.90% to 1.50%
Total Return, Lowest to Highest (4)............................. 2.42% to 2.49%
2004
Units...........................................................             --
Unit Fair Value, Lowest to Highest (1)..........................            $--
Net Assets......................................................            $--
Investment Income Ratio to Net Assets (2).......................             --
Expenses as a Percent of Average Net Assets, (3)................             --
Total Return, Lowest to Highest (4).............................             --
2003
Units...........................................................             --
Unit Fair Value, Lowest to Highest (1)..........................            $--
Net Assets......................................................            $--
Investment Income Ratio to Net Assets (2).......................             --
Expenses as a Percent of Average Net Assets, (3)................             --
Total Return, Lowest to Highest (4).............................             --
2002
Units...........................................................             --
Unit Fair Value, Lowest to Highest (1)..........................            $--
Net Assets......................................................            $--
Investment Income Ratio to Net Assets (2).......................             --
Expenses as a Percent of Average Net Assets, (3)................             --
Total Return, Lowest to Highest (4).............................             --

--------
(1) MLIUSA sells a number of variable annuity products, which have a unique combination of features and fees that are charged against the contract owner's cash value. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.
(2) These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account Sub- Accounts from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account Sub-Accounts is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account Sub-Accounts invest.
(3) These ratios represent the annualized contract expenses of the Separate Account Sub-Accounts, consisting of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
(4) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the Separate Account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.
(a) for the period January 1, 2006 to April 20, 2006
(b) for the period May 1, 2006 to December 31, 2006

METLIFE INVESTORS USA
INSURANCE COMPANY

Financial Statements
For the Years Ended
December 31, 2006, 2005 and 2004
and Report of Independent Registered Public Accounting Firm

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholder of MetLife Investors USA Insurance Company:

We have audited the accompanying balance sheets of MetLife Investors USA Insurance Company (the "Company") as of December 31, 2006 and 2005, and the related statements of income, stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2006. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of MetLife Investors USA Insurance Company at December 31, 2006 and 2005, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2006, in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note 1, the Company changed its method of accounting for certain non-traditional long duration contracts and separate accounts as required by accounting guidance which the Company adopted on January 1, 2004.

/s/ DELOITTE & TOUCHE LLP

Certified Public Accountants
Tampa, Florida
April 10, 2007

                     METLIFE INVESTORS USA INSURANCE COMPANY
           (A Subsidiary of MetLife Insurance Company of Connecticut)

                                 BALANCE SHEETS
                           DECEMBER 31, 2006 AND 2005

                 (IN MILLIONS, EXCEPT SHARE AND PER SHARE DATA)


                                                                  2006      2005
                                                                -------   -------


ASSETS
Investments:
  Fixed maturity securities available-for-sale, at estimated fair value (amortized cost: $4,056 and $4,377,
     respectively)............................................  $ 4,077   $ 4,419
  Equity securities available-for-sale, at estimated fair
     value (cost: $19 and $0, respectively)...................       19        --
  Mortgage loans on real estate...............................      478       449
  Policy loans................................................       37        35
  Other limited partnership interests.........................       33         4
  Short-term investments......................................      355       283
  Other invested assets.......................................       16        28
                                                                -------   -------
     Total investments........................................    5,015     5,218
Cash and cash equivalents.....................................       38        50
Accrued investment income.....................................       55        53
Premiums and other receivables................................    2,005     1,709
Deferred policy acquisition costs.............................    1,515     1,206
Current income tax recoverable................................      120        47
Other assets..................................................      583       287
Separate account assets.......................................   18,616    13,286
                                                                -------   -------
     Total assets.............................................  $27,947   $21,856
                                                                =======   =======

LIABILITIES AND STOCKHOLDER'S EQUITY
LIABILITIES:
  Future policy benefits......................................  $   259   $   267
  Policyholder account balances...............................    4,958     4,854
  Other policyholder funds....................................    1,221     1,006
  Long-term debt -- affiliated................................      435       435
  Deferred income tax liabilities.............................      275       158
  Payables for collateral under securities loaned and other
     transactions.............................................      901       987
  Other liabilities...........................................      161       169
  Separate account liabilities................................   18,616    13,286
                                                                -------   -------
     Total liabilities........................................   26,826    21,162
                                                                -------   -------
CONTINGENCIES, COMMITMENTS AND GUARANTEES (NOTE 9)

STOCKHOLDER'S EQUITY:
Preferred stock, par value $1.00 per share; 200,000 shares
  authorized, issued and outstanding..........................       --        --
Common stock, par value $200.00 per share; 15,000 shares
  authorized; 11,000 shares issued and outstanding............        2         2
Additional paid-in capital....................................      710       398
Retained earnings.............................................      410       338
Accumulated other comprehensive income (loss).................       (1)      (44)
                                                                -------   -------
     Total stockholder's equity...............................    1,121       694
                                                                -------   -------
     Total liabilities and stockholder's equity...............  $27,947   $21,856
                                                                =======   =======




                 See accompanying notes to financial statements.

                     METLIFE INVESTORS USA INSURANCE COMPANY
           (A Subsidiary of MetLife Insurance Company of Connecticut)

                              STATEMENTS OF INCOME
              FOR THE YEARS ENDED DECEMBER 31, 2006, 2005 AND 2004

                                  (IN MILLIONS)


                                                               2006   2005   2004
                                                               ----   ----   ----


REVENUES
Premiums.....................................................  $ 89   $ 59   $  9
Universal life and investment-type product policy fees.......   386    420    159
Net investment income........................................   242    221    207
Other revenues...............................................   102     76     26
Net investment gains (losses)................................   (37)   (10)    (9)
                                                               ----   ----   ----
  Total revenues.............................................   782    766    392
                                                               ----   ----   ----
EXPENSES
Policyholder benefits and claims.............................    84     47     18
Interest credited to policyholder account balances...........   235    216    153
Other expenses...............................................   382    298    179
                                                               ----   ----   ----
  Total expenses.............................................   701    561    350
                                                               ----   ----   ----
Income before provision for income tax.......................    81    205     42
Provision for income tax.....................................     9     57     17
                                                               ----   ----   ----
Income before cumulative effect of a change in accounting,
  net of income tax..........................................    72    148     25
Cumulative effect of a change in accounting, net of income
  tax........................................................    --     --      2
                                                               ----   ----   ----
Net income...................................................  $ 72   $148   $ 27
                                                               ====   ====   ====




                 See accompanying notes to financial statements.

                     METLIFE INVESTORS USA INSURANCE COMPANY
           (A Subsidiary of MetLife Insurance Company of Connecticut)

                       STATEMENTS OF STOCKHOLDER'S EQUITY
              FOR THE YEARS ENDED DECEMBER 31, 2006, 2005 AND 2004

                                  (IN MILLIONS)


                                                                                    ACCUMULATED
                                                           ADDITIONAL                  OTHER
                                      PREFERRED   COMMON     PAID-IN    RETAINED   COMPREHENSIVE
                                        STOCK      STOCK     CAPITAL    EARNINGS   INCOME (LOSS)    TOTAL
                                      ---------   ------   ----------   --------   -------------   ------


Balance at January 1, 2004..........     $--        $2        $ 98        $163          $ 39       $  302
Capital contribution from MetLife
  Investors Group, Inc. ............                           300                                    300
Comprehensive income (loss):
  Net income........................                                        27                         27
  Other comprehensive income (loss):
     Unrealized gains (losses) on
       derivative instruments, net
       of income tax................                                                      (2)          (2)
     Unrealized investment gains
       (losses), net of related
       offsets and income tax.......                                                      (1)          (1)
                                                                                                   ------
     Other comprehensive income
       (loss).......................                                                                   (3)
                                                                                                   ------
  Comprehensive income (loss).......                                                                   24
                                         ---        --        ----        ----          ----       ------
Balance at December 31, 2004........      --         2         398         190            36          626
Comprehensive income (loss):
  Net income........................                                       148                        148
  Other comprehensive income (loss):
     Unrealized gains (losses) on
       derivative instruments, net
       of income tax................                                                       1            1
     Unrealized investment gains
       (losses), net of related
       offsets and income tax.......                                                     (81)         (81)
                                                                                                   ------
     Other comprehensive income
       (loss).......................                                                                  (80)
                                                                                                   ------
  Comprehensive income (loss).......                                                                   68
                                         ---        --        ----        ----          ----       ------
Balance at December 31, 2005........      --         2         398         338           (44)         694
Contribution of intangible assets
  from MetLife, Inc., net of income
  tax...............................                           162                                    162
Capital contribution from MetLife
  Insurance Company of Connecticut..                           150                                    150
Comprehensive income (loss):
  Net income........................                                        72                         72
  Other comprehensive income (loss):
     Unrealized gains (losses) on
       derivative instruments, net
       of income tax................                                                       1            1
     Unrealized investment gains
       (losses), net of related
       offsets and income tax.......                                                      42           42
                                                                                                   ------
     Other comprehensive income
       (loss).......................                                                                   43
                                                                                                   ------
  Comprehensive income (loss).......                                                                  115
                                         ---        --        ----        ----          ----       ------
Balance at December 31, 2006........     $--        $2        $710        $410          $ (1)      $1,121
                                         ===        ==        ====        ====          ====       ======




                 See accompanying notes to financial statements.

                     METLIFE INVESTORS USA INSURANCE COMPANY
           (A Subsidiary of MetLife Insurance Company of Connecticut)

                            STATEMENTS OF CASH FLOWS
              FOR THE YEARS ENDED DECEMBER 31, 2006, 2005 AND 2004

                                  (IN MILLIONS)


                                                             2006      2005      2004
                                                           -------   -------   -------


CASH FLOWS FROM OPERATING ACTIVITIES
Net income...............................................  $    72   $   148   $    27
Adjustments to reconcile net income to net cash used in
  operating activities:
  Depreciation and amortization expenses.................        4        --        --
  Amortization of premiums and accretion of discounts
     associated with investments, net....................        6        15        21
  Losses from sales of investments, net..................       37        10         9
  Interest credited to policyholder account balances.....      235       216       153
  Universal life and investment-type product policy
     fees................................................     (386)     (420)     (159)
  Change in accrued investment income....................       (2)      (13)       --
  Change in premiums and other receivables...............     (360)     (549)   (1,108)
  Change in deferred policy acquisition costs, net.......     (300)     (132)     (165)
  Change in insurance-related liabilities................      305       133        17
  Change in income tax recoverable.......................       17       243       (29)
  Change in other assets.................................      193        81       140
  Change in other liabilities............................       (7)       96      (106)
                                                           -------   -------   -------
Net cash used in operating activities....................     (186)     (172)   (1,200)
                                                           -------   -------   -------
CASH FLOWS FROM INVESTING ACTIVITIES
  Sales, maturities and repayments of:
     Fixed maturity securities...........................    2,213     1,943     1,521
     Equity securities...................................       --        --         2
     Mortgage loans on real estate.......................      111        24        72
  Purchases of:
     Fixed maturity securities...........................   (1,936)   (2,685)   (1,482)
     Mortgage loans on real estate.......................     (141)      (20)      (42)
     Other limited partnership interests.................      (29)       --        --
  Net change in short-term investments...................      (71)     (153)        7
  Net change in other invested assets....................       (3)      (19)        1
                                                           -------   -------   -------
Net cash provided by (used in) investing activities......      144      (910)       79
                                                           -------   -------   -------
CASH FLOWS FROM FINANCING ACTIVITIES
  Policyholder account balances:
     Deposits............................................    5,983     3,789     4,541
     Withdrawals.........................................   (6,017)   (3,398)   (3,898)
  Net change in payables for collateral under securities
     loaned and other transactions.......................      (86)      197       122
  Long-term debt issued..................................       --       400        --
  Capital contribution from MetLife Investors Group,
     Inc. ...............................................       --        --       300
  Capital contribution from MetLife Insurance Company of
     Connecticut.........................................      150        --        --
                                                           -------   -------   -------
Net cash provided by financing activities................       30       988     1,065
                                                           -------   -------   -------
Change in cash and cash equivalents......................      (12)      (94)      (56)
Cash and cash equivalents, beginning of year.............       50       144       200
                                                           -------   -------   -------
CASH AND CASH EQUIVALENTS, END OF YEAR...................  $    38   $    50   $   144
                                                           =======   =======   =======
Supplemental disclosures of cash flow information:
  Net cash paid (received) during the period for:
     Interest............................................  $    31   $    18   $     2
                                                           =======   =======   =======
     Income tax..........................................  $    (9)  $  (186)  $    45
                                                           =======   =======   =======
  Non-cash transactions during the period:
     Contribution of intangible assets from MetLife,
       Inc., net of income tax (see Note 5)..............  $   162   $    --   $    --
                                                           =======   =======   =======




                 See accompanying notes to financial statements.

                     METLIFE INVESTORS USA INSURANCE COMPANY
           (A Subsidiary of MetLife Insurance Company of Connecticut)

                          NOTES TO FINANCIAL STATEMENTS

1.  SUMMARY OF ACCOUNTING POLICIES

  BUSINESS

     MetLife Investors USA Insurance Company (the "Company"), a Delaware domiciled life insurance company is a wholly-owned subsidiary of MetLife Insurance Company of Connecticut ("MICC"). MICC is a subsidiary of MetLife, Inc. ("MetLife"). Effective October 1, 2006, the Company was transferred from MetLife Investors Group, Inc. ("MLIG") to MICC. Prior to October 1, 2006, the Company was a wholly-owned subsidiary of MLIG. The Company markets, administers and insures a broad range of term life and universal life insurance policies and variable and fixed annuity contracts.

     Since the Company is a member of a controlled group of affiliate companies, its results may not be indicative of those of a stand alone entity.

  BASIS OF PRESENTATION

     The Company uses the equity method of accounting for other limited partnership interests in which it has more than a minor equity interest or more than minor influence over the partnership's operations, but does not have a controlling interest and is not the primary beneficiary. The Company uses the cost method of accounting for other limited partnership interests in which it has a minor equity investment and virtually no influence over the partnership's operations.

  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND CRITICAL ACCOUNTING ESTIMATES

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported in the financial statements. The most critical estimates include those used in determining:



  i.  the fair value of investments in the absence of quoted market values;
 ii.  investment impairments;
iii.  the fair value of and accounting for derivatives;
 iv. the capitalization and amortization of deferred policy acquisition costs ("DAC");
  v.  the liability for future policyholder benefits;
 vi.  accounting for reinsurance transactions; and
vii.  the liability for litigation and regulatory matters.


     A description of such critical estimates is incorporated within the discussion of the related accounting policies which follow. In applying these policies, management makes subjective and complex judgments that frequently require estimates about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to the Company's businesses and operations. Actual results could differ from these estimates.

  Investments

     The Company's principal investments are in fixed maturity securities and mortgage loans on real estate. The accounting policies related to each of the Company's investments are as follows:

     Fixed Maturity and Equity Securities. The Company's fixed maturity and equity securities are classified as available-for-sale and are reported at their estimated fair value. Unrealized investment gains and losses on these securities are recorded as a separate component of other comprehensive income or loss, net of policyholder

                     METLIFE INVESTORS USA INSURANCE COMPANY
           (A Subsidiary of MetLife Insurance Company of Connecticut)

                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)


related amounts and deferred income taxes. All security transactions are recorded on a trade date basis. Investment gains and losses on sales of securities are determined on a specific identification basis.

     Interest income on fixed maturity securities is recorded when earned using an effective yield method giving effect to amortization of premiums and accretion of discounts. Dividends on equity securities are recorded when declared. These dividends and interest income are recorded as part of net investment income.

     Included within fixed maturity securities are loan-backed securities including mortgage-backed and asset-backed securities. Amortization of the premium or accretion of discount from the purchase of these securities considers the estimated timing and amount of prepayments of the underlying loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the prepayments originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for single class and multi-class mortgage-backed and asset-backed securities are obtained from broker-dealer survey values or internal estimates. For credit-sensitive mortgage-backed and asset-backed securities and certain prepayment-sensitive securities, the effective yield is recalculated on a prospective basis. For all other mortgage-backed and asset-backed securities, the effective yield is recalculated on a retrospective basis.

     The cost of fixed maturity and equity securities is adjusted for impairments in value deemed to be other-than-temporary in the period in which the determination is made. These impairments are included within net investment gains (losses) and the cost basis of the fixed maturity and equity securities is reduced accordingly. The Company does not change the revised cost basis for subsequent recoveries in value.

     The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in fair value. The Company's review of its fixed maturity and equity securities for impairments includes an analysis of the total gross unrealized losses by three categories of securities: (i) securities where the estimated fair value had declined and remained below cost or amortized cost by less than 20%; (ii) securities where the estimated fair value had declined and remained below cost or amortized cost by 20% or more for less than six months; and (iii) securities where the estimated fair value had declined and remained below cost or amortized cost by 20% or more for six months or greater.

     Additionally, management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used by the Company in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the market value has been below cost or amortized cost; (ii) the potential for impairments of securities when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments of securities where the issuer, series of issuers or industry has suffered a catastrophic type of loss or has exhausted natural resources; (vi) the Company's ability and intent to hold the security for a period of time sufficient to allow for the recovery of its value to an amount equal to or greater than cost or amortized cost (See also Note 2); (vii) unfavorable changes in forecasted cash flows on asset-backed securities; and
(viii) other subjective factors, including concentrations and information obtained from regulators and rating agencies.

     Securities Lending. Securities loaned transactions are treated as financing arrangements and are recorded at the amount of cash received. The Company obtains collateral in an amount equal to 102% of the fair value of the securities loaned. The Company monitors the market value of the securities loaned on a daily basis with additional collateral obtained as necessary. Substantially all of the Company's securities loaned transactions are

                     METLIFE INVESTORS USA INSURANCE COMPANY
           (A Subsidiary of MetLife Insurance Company of Connecticut)

                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)


with large brokerage firms. Income and expenses associated with securities loaned transactions are reported as investment income and investment expense, respectively, within net investment income.

     Mortgage Loans on Real Estate. Mortgage loans on real estate are stated at unpaid principal balance, adjusted for any unamortized premium or discount, deferred fees or expenses, net of valuation allowances. Interest income is accrued on the principal amount of the loan based on the loan's contractual interest rate. Amortization of premiums and accretion of discounts is recorded using the effective yield method. Interest income, amortization of premiums and accretion of discounts, and prepayment fees are reported in net investment income. Loans are considered to be impaired when it is probable that based upon current information and events the Company will be unable to collect all amounts due under the contractual terms of the loan agreement. Valuation allowances are established for the excess carrying value of the loan over the present value of expected future cash flows discounted at the loan's original effective interest rate, the value of the loan's collateral if the loan is in the process of foreclosure or otherwise collateral dependent, or the loan's market value if the loan is being sold. The Company also establishes allowances for loan losses when a loss contingency exists for pools of loans with similar characteristics, such as mortgage loans based on similar property types or loan to value risk factors. A loss contingency exists when the likelihood that a future event will occur is probable based on past events. Interest income earned on impaired loans is accrued on the principal amount of the loan based on the loan's contractual interest rate. However, interest ceases to be accrued for loans on which interest is generally more than 60 days past due and/or where the collection of interest is not considered probable. Cash receipts on such impaired loans are recorded as a reduction of the recorded investment. Gains and losses from the sale of loans and changes in valuation allowances are reported in net investment gains (losses).

     Policy Loans. Policy loans are stated at unpaid principal balances. Interest income on such loans is recorded as earned using the contractually agreed upon interest rate. Generally, interest is capitalized on the policy's anniversary date.

     Other Limited Partnership Interests. The Company uses the equity method of accounting for investments in limited partnership interests in which it has more than a minor equity interest, has more than a minor influence over the partnership's operations, but does not have a controlling interest and is not the primary beneficiary. The Company uses the cost method of accounting for other limited partnership interests in which it has a minor equity investment and virtually no influence over the partnership's operations.

     Short-term Investments. Short-term investments include investments with remaining maturities of one year or less, but greater than three months, at the time of acquisition and are stated at amortized cost, which approximates fair value.

     Other Invested Assets. Other invested assets consist primarily of stand-alone derivatives with positive fair values.

     Estimates and Uncertainties. The Company's investments are exposed to three primary sources of risk: credit, interest rate and market valuation. The financial statement risks, stemming from such investment risks, are those associated with the recognition of impairments, the recognition of income on certain investments and the determination of fair values.

     The determination of the amount of allowances and impairments, as applicable, are described above by investment type. The determination of such allowances and impairments is highly subjective and is based upon the Company's periodic evaluation and assessment of known and inherent risks associated with the respective asset class. Such evaluations and assessments are revised as conditions change and new information becomes available. Management updates its evaluations regularly and reflects changes in allowances and impairments in operations as such evaluations are revised.

                     METLIFE INVESTORS USA INSURANCE COMPANY
           (A Subsidiary of MetLife Insurance Company of Connecticut)

                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

     The recognition of income on certain investments (e.g., loan-backed securities including mortgage-backed and asset-backed securities) is dependent upon market conditions, which could result in prepayments and changes in amounts to be earned.

     The fair values of publicly held fixed maturity securities and publicly held equity securities are based on quoted market prices or estimates from independent pricing services. However, in cases where quoted market prices are not available, such as for private fixed maturity securities, the determination of fair values is based on: (i) valuation methodologies; (ii) securities the Company deems to be comparable; and (iii) assumptions deemed appropriate given the circumstances. The fair value estimates are made at a specific point in time, based on available market information and judgments about financial instruments, including estimates of the timing and amounts of expected future cash flows and the credit standing of the issuer or counterparty. Factors considered in estimating fair value include: coupon rate, maturity, estimated duration, call provisions, sinking fund requirements, credit rating, industry sector of the issuer and quoted market prices of comparable securities. The use of different methodologies and assumptions may have a material effect on the estimated fair value amounts.

     Additionally, when the Company enters into certain other limited partnerships for which the Company may be deemed to be the primary beneficiary under Financial Accounting Standards Board ("FASB") Interpretation ("FIN") No. 46(r), Consolidation of Variable Interest Entities -- An Interpretation of ARB No. 51, it may be required to consolidate such investments. The accounting rules for the determination of the primary beneficiary are complex and require evaluation of the contractual rights and obligations associated with each party involved in the entity, an estimate of the entity's expected losses and expected residual returns and the allocation of such estimates to each party.

  Derivative Financial Instruments

     Derivatives are financial instruments whose values are derived from interest rates, foreign currency exchange rates, or other financial indices. Derivatives may be exchange-traded or contracted in the over-the-counter market. The Company uses a variety of derivatives, including swaps and futures to manage the risk associated with variability in cash flows or changes in fair values related to the Company's financial instruments. The Company also purchases certain securities, issues certain insurance policies and investment contracts and engages in certain reinsurance contracts that have embedded derivatives.

     Freestanding derivatives are carried on the Company's balance sheet either as assets within other invested assets or as liabilities within other liabilities at fair value as determined by quoted market prices or through the use of pricing models. The determination of fair value, when quoted market values are not available, is based on valuation methodologies and assumptions deemed appropriate under the circumstances. Derivative valuations can be affected by changes in interest rates, foreign currency exchange rates, financial indices, credit spreads, market volatility, and liquidity. Values can also be affected by changes in estimates and assumptions used in pricing models. Such assumptions include estimates of volatility, interest rates, foreign currency exchange rates, other financial indices and credit ratings. Essential to the analysis of the fair value is a risk of counterparty default. The use of different assumptions may have a material effect on the estimated derivative fair value amounts as well as the amount of reported net income.

     If a derivative is not designated as an accounting hedge or its use in managing risk does not qualify for hedge accounting pursuant to Statement of Financial Accounting Standards ("SFAS") No. 133, Accounting for Derivative Instruments and Hedging Activities ("SFAS 133"), as amended, changes in the fair value of the derivative are reported in net investment gains (losses) or in policyholder benefits and claims for economic hedges of liabilities embedded in certain variable annuity products offered by the Company. The fluctuations in fair value of derivatives which have not been designated for hedge accounting can result in significant volatility in net income.

                     METLIFE INVESTORS USA INSURANCE COMPANY
           (A Subsidiary of MetLife Insurance Company of Connecticut)

                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

     To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge as either (i) a hedge of the fair value of a recognized asset or liability or an unrecognized firm commitment ("fair value hedge"); or (ii) a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability ("cash flow hedge"). In this documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method which will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and periodically throughout the life of the designated hedging relationship. Assessments and measurement of hedge effectiveness are also subject to interpretation and estimation, and different interpretations or estimates may have a material effect on the amount reported in net income.

     The accounting for derivatives is complex and interpretations of the primary accounting standards continue to evolve in practice. Judgment is applied in determining the availability and application of hedge accounting designations and the appropriate accounting treatment under these accounting standards. If it was determined that hedge accounting designations were not appropriately applied, reported net income could be materially affected. Differences in judgment as to the availability and application of hedge accounting designations and the appropriate accounting treatment may result in a differing impact on the financial statements of the Company from that previously reported.

     Under a fair value hedge, changes in the fair value of the hedging derivative, including amounts measured as ineffectiveness, and changes in the fair value of the hedged item related to the designated risk being hedged, are reported within net investment gains (losses). The fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the statement of income within interest income or interest expense to match the location of the hedged item.

     Under a cash flow hedge, changes in the fair value of the hedging derivative measured as effective are reported within other comprehensive income
(loss), a separate component of stockholder's equity, and the deferred gains or losses on the derivative are reclassified into the statement of income when the Company's earnings are affected by the variability in cash flows of the hedged item. Changes in the fair value of the hedging instrument measured as ineffectiveness are reported within net investment gains (losses). The fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the statement of income within interest income or interest expense to match the location of the hedged item.

     The Company discontinues hedge accounting prospectively when (i) it is determined that the derivative is no longer highly effective in offsetting changes in the fair value or cash flows of a hedged item; (ii) the derivative expires, is sold, terminated, or exercised; (iii) it is no longer probable that the hedged forecasted transaction will occur; (iv) a hedged firm commitment no longer meets the definition of a firm commitment; or (v) the derivative is de-designated as a hedging instrument.

     When hedge accounting is discontinued because it is determined that the derivative is not highly effective in offsetting changes in the fair value or cash flows of a hedged item, the derivative continues to be carried on the balance sheet at its fair value, with changes in fair value recognized currently in net investment gains (losses). The carrying value of the hedged recognized asset or liability under a fair value hedge is no longer adjusted for changes in its fair value due to the hedged risk, and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item. Provided the hedged forecasted transaction is still probable of occurrence, the changes in fair value of derivatives recorded in other comprehensive income (loss) related to discontinued cash flow hedges are released into the statement of income when the Company's earnings are affected by the variability in cash flows of the hedged item.

                     METLIFE INVESTORS USA INSURANCE COMPANY
           (A Subsidiary of MetLife Insurance Company of Connecticut)

                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

     When hedge accounting is discontinued because it is no longer probable that the forecasted transactions will occur by the end of the specified time period or the hedged item no longer meets the definition of a firm commitment, the derivative continues to be carried on the balance sheet at its fair value, with changes in fair value recognized currently in net investment gains (losses). Any asset or liability associated with a recognized firm commitment is derecognized from the balance sheet, and recorded currently in net investment gains (losses). Deferred gains and losses of a derivative recorded in other comprehensive income
(loss) pursuant to the cash flow hedge of a forecasted transaction are recognized immediately in net investment gains (losses).

     In all other situations in which hedge accounting is discontinued, the derivative is carried at its fair value on the balance sheet, with changes in its fair value recognized in the current period as net investment gains (losses).

     The Company is also a party to financial instruments that contain terms which are deemed to be embedded derivatives. The Company assesses each identified embedded derivative to determine whether it is required to be bifurcated under SFAS 133. If the instrument would not be accounted for in its entirety at fair value and it is determined that the terms of the embedded derivative are not clearly and closely related to the economic characteristics of the host contract, and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host contract and accounted for as a freestanding derivative. Such embedded derivatives are carried on the balance sheet at fair value with the host contract and changes in their fair value are reported currently in net investment gains (losses). If the Company is unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the balance sheet at fair value, with changes in fair value recognized in the current period in net investment gains (losses). Additionally, the Company may elect to carry an entire contract on the balance sheet at fair value, with changes in fair value recognized in the current period in net investment gains (losses) if that contract contains an embedded derivative that requires bifurcation. There is a risk that embedded derivatives requiring bifurcation may not be identified and reported at fair value in the financial statements and that their related changes in fair value could materially affect reported net income.

  Cash and Cash Equivalents

     The Company considers all highly liquid investments purchased with an original or remaining maturity of three months or less at the date of purchase to be cash equivalents.

  Computer Software

     Computer software, which is included in other assets, is stated at cost, less accumulated amortization. Purchased software costs, as well as internal and external costs incurred to develop internal-use computer software during the application development stage, are capitalized. Such costs are amortized generally over a four-year period using the straight-line method. The cost basis of computer software and accumulated amortization of capitalized software was $34 million and $3 million, respectively, at December 31, 2006. There was no cost basis or related accumulated amortization at December 31, 2005. Related amortization expense was $3 million for the year ended December 31, 2006. There was no amortization expense for the years ended December 31, 2005 and 2004.

  Deferred Policy Acquisition Costs

     The Company incurs significant costs in connection with acquiring new and renewal insurance business. Costs that vary with and relate to the production of new business are deferred as DAC. Such costs consist principally of commissions and agency and policy issue expenses. The recovery of DAC is dependent upon the future profitability of the related business.

     DAC related to internally replaced contracts are generally expensed at the date of replacement.

                     METLIFE INVESTORS USA INSURANCE COMPANY
           (A Subsidiary of MetLife Insurance Company of Connecticut)

                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

     DAC on life insurance or investment-type contracts are amortized in proportion to gross premiums or gross profits, depending on the type of contract as described below.

     The Company amortizes DAC related to non-participating traditional contracts (term insurance and non-participating whole life insurance) over the entire premium paying period in proportion to the present value of actual historic and expected future gross premiums. The present value of expected premiums is based upon the premium requirement of each policy and assumptions for mortality, morbidity, persistency and investment returns at policy issuance that include provisions for adverse deviation and are consistent with the assumptions used to calculate future policyholder benefit liabilities. These assumptions are not revised after policy issuance unless the DAC balance is deemed to be unrecoverable from future expected profits. Absent a premium deficiency, variability in amortization after policy issuance is caused only by variability in premium volumes.

     The Company amortizes DAC related to fixed and variable universal life contracts and fixed and variable deferred annuity contracts over the estimated lives of the contracts in proportion to actual and expected future gross profits. The amortization includes interest based on rates in effect at inception of the contracts. The amount of future gross profits is dependent principally upon returns in excess of the amounts credited to policyholders, mortality, persistency, interest crediting rates, expenses to administer the business, creditworthiness of reinsurance counterparties, the effect of any hedges used, and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns, expenses, and persistency are reasonably likely to impact significantly the rate of DAC amortization. Each reporting period, the Company updates the estimated gross profits with the actual gross profits for that period. When the actual gross profits change from previously estimated gross profits, the cumulative DAC amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross profits exceed those previously estimated, DAC amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross profits are below the previously estimated gross profits. Each reporting period, the Company also updates the actual amount of business remaining in-force, which impacts expected future gross profits.

     The Company also reviews periodically other long-term assumptions underlying the projections of estimated gross profits. These include investment returns, interest crediting rates, mortality, persistency, and expenses to administer business. Management annually updates assumptions used in the calculation of estimated gross profits which may have significantly changed. If the update of assumptions causes expected future gross profits to increase, DAC amortization will decrease, resulting in a current period increase to earnings. The opposite result occurs when the assumption update causes expected future gross profits to decrease.

  Sales Inducements

     The Company has two different types of sales inducements which are included in other assets: (i) the policyholder receives a bonus whereby the policyholder's initial account balance is increased by an amount equal to a specified percentage of the customer's deposit; and (ii) the policyholder receives a higher interest rate using a dollar cost averaging method than would have been received based on the normal general account interest rate credited.

     The Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC.

  Liability for Future Policy Benefits and Policyholder Account Balances

     The Company establishes liabilities for amounts payable under insurance policies, including traditional life insurance and traditional annuities. Generally, amounts are payable over an extended period of time and related liabilities are calculated as the present value of future expected benefits to be paid reduced by the present value of future expected premiums. Such liabilities are established based on methods and underlying assumptions in

                     METLIFE INVESTORS USA INSURANCE COMPANY
           (A Subsidiary of MetLife Insurance Company of Connecticut)

                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)


accordance with GAAP and applicable actuarial standards. Principal assumptions used in the establishment of liabilities for future policy benefits are mortality, morbidity, policy lapse, renewal, investment returns, inflation, expenses and other contingent events as appropriate to the respective product type. Utilizing these assumptions, liabilities are established on a block of business basis.

     Future policy benefit liabilities for non-participating traditional life insurance policies are equal to the aggregate of the present value of future benefit payments and related expenses less the present value of future net premiums. Assumptions as to mortality and persistency are based upon the Company's experience when the basis of the liability is established. Interest rates for future policy benefit liabilities on non-participating traditional life insurance range from 5% to 7%.

     Future policy benefit liabilities for traditional fixed annuities after annuitization are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 4% to 9%.

     The effects of changes in such estimated liabilities are included in the results of operations in the period in which the changes occur.

     The Company establishes future policy benefit liabilities for minimum death benefit guarantees relating to certain annuity contracts and secondary guarantees relating to certain life policies as follows:

     - Annuity guaranteed minimum death benefit ("GMDB") liabilities are determined by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in estimating the GMDB liabilities are consistent with those used for amortizing DAC and are thus subject to the same variability and risk. The assumptions of investment performance and volatility are consistent with the historical experience of the Standard & Poor's 500 Index ("S&P"). The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

     - Liabilities for universal life secondary guarantees are determined by estimating the expected value of death benefits payable when the account balance is projected to be zero and recognizing those benefits ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balances, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in estimating the secondary and paid up guarantee liabilities are consistent with those used for amortizing DAC, and are thus subject to the same variability and risk. The assumptions of investment performance and volatility for variable products are consistent with historical S&P experience. The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

     The Company establishes policyholder account balances ("PAB") for guaranteed minimum benefit riders relating to certain variable annuity products as follows:

     - Guaranteed minimum withdrawal benefit riders ("GMWB") guarantee the contractholder a return of their purchase payment via partial withdrawals, even if the account value is reduced to zero, provided that the contractholder's cumulative withdrawals in a contract year do not exceed a certain limit. The initial guaranteed withdrawal amount is equal to the initial benefit base as defined in the contract (typically, the initial purchase payments plus applicable bonus amounts). The GMWB is an embedded derivative, which is measured at fair value separately from the host variable annuity product. The Company issues GMWBs directly and assumes risk relating to GMWBs issued by an affiliate through a financing

                     METLIFE INVESTORS USA INSURANCE COMPANY
           (A Subsidiary of MetLife Insurance Company of Connecticut)

                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)


       agreement. The risk associated with GMWBs written and assumed is ceded to an affiliate through a reinsurance agreement.

     - Guaranteed minimum accumulation benefit riders ("GMAB") provide the contractholder, after a specified period of time determined at the time of issuance of the variable annuity contract, with a minimum accumulation of their purchase payments even if the account value is reduced to zero. The initial guaranteed accumulation amount is equal to the initial benefit base as defined in the contract (typically, the initial purchase payments plus applicable bonus amounts). The GMAB is also an embedded derivative, which is measured at fair value separately from the host variable annuity product. The risk associated with GMAB is ceded to an affiliate through a reinsurance agreement.

     - For both GMWB and GMAB, the initial benefit base is increased by additional purchase payments made within a certain time period and decreases by benefits paid and/or withdrawal amounts. After a specified period of time, the benefit base may also increase as a result of an optional reset as defined in the contract.

     - The fair values of the GMWB and GMAB riders are calculated based on actuarial and capital market assumptions related to the projected cash flows, including benefits and related contract charges, over the lives of the contracts, incorporating expectations concerning policyholder behavior. In measuring the fair value of GMWBs and GMABs, the Company attributes a portion of the fees collected from the policyholder equal to the present value of expected future guaranteed minimum withdrawal and accumulation benefits (at inception). The changes in fair value are reported in net investment gains (losses). Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees. These riders may be more costly than expected in volatile or declining markets, causing an increase in liabilities for future policy benefits, negatively affecting net income.

     The Company periodically reviews its estimates of actuarial liabilities for future policy benefits and compares them with its actual experience. Differences between actual experience and the assumptions used in pricing these policies, guarantees and riders and in the establishment of the related liabilities result in variances in profit and could result in losses. The effects of changes in such estimated liabilities are included in the results of operations in the period in which the changes occur.

     PABs relate to investment-type contracts and universal life-type policies. Investment-type contracts principally include traditional individual fixed annuities in the accumulation phase and non-variable group annuity contracts. PABs are equal to the policy account values, which consist of an accumulation of gross premium payments plus credited interest, ranging from 2% to 9%, less expenses, mortality charges, and withdrawals.

  Other Policyholder Funds

     Other policyholder funds include policy and contract claims and unearned revenue liabilities.

     The liability for policy and contract claims generally relates to incurred but not reported death claims as well as claims which have been reported but not yet settled. The liability for these claims is based on the Company's estimated ultimate cost of settling all claims. The Company derives estimates for the development of incurred but not reported claims principally from actuarial analyses of historical patterns of claims and claims development for each line of business. The methods used to determine these estimates are continually reviewed. Adjustments resulting from this continuous review process and differences between estimates and payments for claims are recognized in policyholder benefits and claims expense in the period in which the estimates are changed or payments are made.

     The unearned revenue liability relates to universal life-type and investment-type products and represents policy charges for services to be provided in future periods. The charges are deferred as unearned revenue and

                     METLIFE INVESTORS USA INSURANCE COMPANY
           (A Subsidiary of MetLife Insurance Company of Connecticut)

                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)


amortized using the product's estimated gross profits, similar to DAC. Such amortization is recorded in universal life and investment-type product policy fees.

  Recognition of Insurance Revenue and Related Benefits

     Premiums related to traditional life and annuity policies with life contingencies are recognized as revenues when due from policyholders. Policyholder benefits and expenses are provided against such revenues to recognize profits over the estimated lives of the policies. When premiums are due over a significantly shorter period than the period over which benefits are provided, any excess profit is deferred and recognized into operations in a constant relationship to insurance in-force or, for annuities, the amount of expected future policy benefit payments.

     Deposits related to universal life-type and investment-type products are credited to PABs. Revenues from such contracts consist of amounts assessed against PABs for mortality, policy administration and surrender charges and are recorded in universal life and investment-type product policy fees in the period in which services are provided. Amounts that are charged to operations include interest credited and benefit claims incurred in excess of related PABs.

     Premiums, policy fees, policyholder benefits and expenses are presented net of reinsurance.

  Other Revenues

     Other revenues include fees on reinsurance financing agreements and advisory fees. Such fees are recognized in the period in which services are performed.

  Income Taxes

     The Company's accounting for income taxes represents management's best estimate of various events and transactions.

     Prior to the Company's transfer to MICC, the Company joined MetLife's includable affiliates in filing a federal income tax return. Effective October 11, 2006, the Company joined MICC's includable affiliates in filing a federal income tax return.

     Deferred tax assets and liabilities resulting from temporary differences between the financial reporting and tax bases of assets and liabilities are measured at the balance sheet date using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

     The realization of deferred tax assets depends upon the existence of sufficient taxable income within the carryback or carryforward periods under the tax law in the applicable tax jurisdiction. Valuation allowances are established when management determines, based on available information, that it is more likely than not that deferred income tax assets will not be realized. Significant judgment is required in determining whether valuation allowances should be established as well as the amount of such allowances. When making such determination, consideration is given to, among other things, the following:



  (i) future taxable income exclusive of reversing temporary differences and carryforwards;
 (ii)  future reversals of existing taxable temporary differences;
(iii)  taxable income in prior carryback years; and
 (iv)  tax planning strategies.


     The Company may be required to change its provision for income taxes in certain circumstances. Examples of such circumstances include when the ultimate deductibility of certain items is challenged by taxing authorities (See also
Note 8) or when estimates used in determining valuation allowances on deferred tax assets

                     METLIFE INVESTORS USA INSURANCE COMPANY
           (A Subsidiary of MetLife Insurance Company of Connecticut)

                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

significantly change or when receipt of new information indicates the need for adjustment in valuation allowances. Additionally, future events such as changes in tax legislation could have an impact on the provision for income tax and the effective tax rate. Any such changes could significantly affect the amounts reported in the financial statements in the year these changes occur.

     The Company classifies interest recognized as interest expense and penalties recognized as a component of income tax.

  Reinsurance

     The Company enters into reinsurance transactions as both a provider and a purchaser of reinsurance for its insurance products.

     For each of its reinsurance contracts, the Company determines if the contract provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. The Company reviews all contractual features, particularly those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims.

     For reinsurance of existing in-force blocks of long-duration contracts that transfer significant insurance risk, the difference, if any, between the amounts paid (received), and the liabilities ceded (assumed) related to the underlying contracts is considered the net cost of reinsurance at the inception of the contract. The net cost of reinsurance is recorded as an adjustment to DAC and recognized as a component of other expenses on a basis consistent with the way the acquisition costs on the underlying reinsured contracts would be recognized. Subsequent amounts paid (received) on the reinsurance of in-force blocks, as well as amounts paid (received) related to new business are recorded as ceded (assumed) premiums and ceded (assumed) future policy benefit liabilities are established.

     The assumptions used to account for long-duration reinsurance contracts are consistent with those used for the underlying contracts. Ceded policyholder and contract related liabilities, other than those currently due, are reported gross on the balance sheet.

     Amounts currently recoverable under reinsurance contracts are included in premiums and other receivables and amounts currently payable are included in other liabilities. Such assets and liabilities relating to reinsurance contracts with the same reinsurer may be recorded net on the balance sheet, if a right of offset exists within the reinsurance contract.

     Premiums, fees and policyholder benefits and claims include amounts assumed under reinsurance contracts and are net of reinsurance ceded.

     If the Company determines that a reinsurance contract does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the contract as a deposit, net of related expenses. Deposits received are included in other liabilities and deposits made are included within other assets. As amounts are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted. Interest on such deposits is recorded as other revenue or other expenses, as appropriate. Periodically, the Company evaluates the adequacy of the expected payments or recoveries and adjusts the deposit asset or liability through other revenue or other expenses, as appropriate.

     Amounts received from reinsurers for policy administration are reported in other revenues.

     Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance and evaluates the financial

                     METLIFE INVESTORS USA INSURANCE COMPANY
           (A Subsidiary of MetLife Insurance Company of Connecticut)

                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)


strength of counterparties to its reinsurance agreements using criteria similar to that evaluated in the security impairment process discussed previously.

  Separate Accounts

     Separate accounts are established in conformity with insurance laws and are generally not chargeable with liabilities that arise from any other business of the Company. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. The Company reports separately, as assets and liabilities, investments held in separate accounts and liabilities of the separate accounts if (i) such separate accounts are legally recognized; (ii) assets supporting the contract liabilities are legally insulated from the Company's general account liabilities; (iii) investments are directed by the contractholder; and (iv) all investment performance, net of contract fees and assessments, is passed through to the contractholder.

     The Company reports separate account assets meeting such criteria at their fair value. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to contractholders of such separate accounts are offset within the same line in the statements of income.

     The Company's revenues reflect fees charged to the separate accounts as universal life and investment-type product policy fees, primarily including policy administration fees and investment management fees.

  Foreign Currency

     The Company participates in reinsurance transactions with a foreign company. Balance sheet accounts are translated at the exchange rates in effect at each year-end and income and expense accounts are translated at the average rates of exchange prevailing during the year. Translation adjustments are charged or credited directly to other comprehensive income or loss. Gains and losses from foreign currency transactions are reported as net investment gains (losses) in the period in which they occur. Translation adjustments and gains and losses from foreign currency transactions were less than $1 million for each of the years ended December 31, 2006, 2005 and 2004.

  Litigation Contingencies

     The Company is a party to a number of legal actions and regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company's financial position. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. Liabilities related to certain lawsuits are especially difficult to estimate due to the limitation of available data and uncertainty regarding numerous variables used to determine amounts recorded. On an annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected in the Company's financial statements. It is possible that an adverse outcome in certain of the Company's litigation and regulatory investigations, or the use of different assumptions in the determination of amounts recorded could have a material effect upon the Company's net income or cash flows in particular annual periods.

                     METLIFE INVESTORS USA INSURANCE COMPANY
           (A Subsidiary of MetLife Insurance Company of Connecticut)

                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

  ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS

  Derivative Financial Instruments

     The Company has adopted guidance relating to derivative financial instruments as follows:

     - Effective January 1, 2006, the Company adopted prospectively SFAS No. 155, Accounting for Certain Hybrid Instruments ("SFAS 155"). SFAS 155 amends SFAS 133 and SFAS No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities ("SFAS 140"). SFAS 155 allows financial instruments that have embedded derivatives to be accounted for as a whole, eliminating the need to bifurcate the derivative from its host, if the holder elects to account for the whole instrument on a fair value basis. In addition, among other changes, SFAS 155:



  (i.) clarifies which interest-only strips and principal-only strips are not subject to the requirements of SFAS 133;
 (ii.) establishes a requirement to evaluate interests in securitized financial assets to identify interests that are freestanding derivatives or that are hybrid financial instruments that contain an embedded derivative requiring bifurcation;
(iii.) clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives; and
 (iv.) amends SFAS 140 to eliminate the prohibition on a qualifying special-purpose entity ("QSPE") from holding a derivative financial instrument that pertains to a beneficial interest other than another derivative financial interest.


     The adoption of SFAS 155 did not have a material impact on the Company's financial statements.

     - Effective October 1, 2006, the Company adopted SFAS 133 Implementation Issue No. B40, Embedded Derivatives: Application of Paragraph 13(b) to Securitized Interests in Prepayable Financial Assets ("Issue B40"). Issue B40 clarifies that a securitized interest in prepayable financial assets is not subject to the conditions in paragraph 13(b) of SFAS 133, if it meets both of the following criteria: (i) the right to accelerate the settlement if the securitized interest cannot be controlled by the investor; and (ii) the securitized interest itself does not contain an embedded derivative (including an interest rate-related derivative) for which bifurcation would be required other than an embedded derivative that results solely from the embedded call options in the underlying financial assets. The adoption of Issue B40 did not have a material impact on the Company's financial statements.

     - Effective January 1, 2006, the Company adopted prospectively SFAS 133 Implementation Issue No. B38, Embedded Derivatives: Evaluation of Net Settlement with Respect to the Settlement of a Debt Instrument through Exercise of an Embedded Put Option or Call Option ("Issue B38") and SFAS 133 Implementation Issue No. B39, Embedded Derivatives: Application of Paragraph 13(b) to Call Options That Are Exercisable Only by the Debtor ("Issue B39"). Issue B38 clarifies that the potential settlement of a debtor's obligation to a creditor occurring upon exercise of a put or call option meets the net settlement criteria of SFAS 133. Issue B39 clarifies that an embedded call option, in which the underlying is an interest rate or interest rate index, that can accelerate the settlement of a debt host financial instrument should not be bifurcated and fair valued if the right to accelerate the settlement can be exercised only by the debtor (issuer/borrower) and the investor will recover substantially all of its initial net investment. The adoption of Issues B38 and B39 did not have a material impact on the Company's financial statements.

                     METLIFE INVESTORS USA INSURANCE COMPANY
           (A Subsidiary of MetLife Insurance Company of Connecticut)

                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

  Other Pronouncements

     Effective November 15, 2006, the Company adopted Staff Accounting Bulletin ("SAB") No. 108, Considering the Effects of Prior Year Misstatements when Quantifying Misstatements in Current Year Financial Statements ("SAB 108"). SAB 108 provides guidance on how prior year misstatements should be considered when quantifying misstatements in current year financial statements for purposes of assessing materiality. SAB 108 requires that registrants quantify errors using both a balance sheet and income statement approach and evaluate whether either approach results in quantifying a misstatement that, when relevant quantitative and qualitative factors are considered, is material. SAB 108 permits companies to initially apply its provisions by either restating prior financial statements or recording a cumulative effect adjustment to the carrying values of assets and liabilities as of January 1, 2006 with an offsetting adjustment to retained earnings for errors that were previously deemed immaterial but are material under the guidance in SAB 108. The adoption of SAB 108 did not have a material impact on the Company's financial statements.

     Effective January 1, 2006, the Company adopted SFAS No. 154, Accounting Changes and Error Corrections, a replacement of APB Opinion No. 20 and FASB Statement No. 3 ("SFAS 154"). SFAS 154 requires retrospective application to prior periods' financial statements for a voluntary change in accounting principle unless it is deemed impracticable. It also requires that a change in the method of depreciation, amortization, or depletion for long-lived, non-financial assets be accounted for as a change in accounting estimate rather than a change in accounting principle. The adoption of SFAS 154 did not have a material impact on the Company's financial statements.

     In June 2005, the Emerging Issues Task Force ("EITF") reached consensus on Issue No. 04-5, Determining Whether a General Partner, or the General Partners as a Group, Controls a Limited Partnership or Similar Entity When the Limited Partners Have Certain Rights ("EITF 04-5"). EITF 04-5 provides a framework for determining whether a general partner controls and should consolidate a limited partnership or a similar entity in light of certain rights held by the limited partners. The consensus also provides additional guidance on substantive rights. EITF 04-5 was effective after June 29, 2005 for all newly formed partnerships and for any pre-existing limited partnerships that modified their partnership agreements after that date. For all other limited partnerships, EITF 04-5 required adoption by January 1, 2006 through a cumulative effect of a change in accounting principle recorded in opening equity or applied retrospectively by adjusting prior period financial statements. The adoption of the provisions of EITF 04-5 did not have a material impact on the Company's financial statements.

     Effective November 9, 2005, the Company prospectively adopted the guidance in FASB Staff Position ("FSP") No. FAS 140-2, Clarification of the Application of Paragraphs 40(b) and 40(c) of FAS 140 ("FSP 140-2"). FSP 140-2 clarified certain criteria relating to derivatives and beneficial interests when considering whether an entity qualifies as a QSPE. Under FSP 140-2, the criteria must only be met at the date the QSPE issues beneficial interests or when a derivative financial instrument needs to be replaced upon the occurrence of a specified event outside the control of the transferor. The adoption of FSP 140-2 did not have a material impact on the Company's consolidated financial statements.

     Effective July 1, 2005, the Company adopted SFAS No. 153, Exchanges of Nonmonetary Assets, an amendment of APB Opinion No. 29 ("SFAS 153"). SFAS 153 amended prior guidance to eliminate the exception for nonmonetary exchanges of similar productive assets and replaced it with a general exception for exchanges of nonmonetary assets that do not have commercial substance. A nonmonetary exchange has commercial substance if the future cash flows of the entity are expected to change significantly as a result of the exchange. The provisions of SFAS 153 were required to be applied prospectively for fiscal periods beginning after June 15, 2005. The adoption of SFAS 153 did not have a material impact on the Company's financial statements.

                     METLIFE INVESTORS USA INSURANCE COMPANY
           (A Subsidiary of MetLife Insurance Company of Connecticut)

                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

     In June 2005, the FASB completed its review of EITF Issue No. 03-1, The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments ("EITF 03-1"). EITF 03-1 provides accounting guidance regarding the determination of when an impairment of debt and marketable equity securities and investments accounted for under the cost method should be considered other-than-temporary and recognized in income. EITF 03-1 also requires certain quantitative and qualitative disclosures for debt and marketable equity securities classified as available-for-sale or held-to-maturity under SFAS No. 115, Accounting for Certain Investments in Debt and Equity Securities, that are impaired at the balance sheet date but for which an other-than-temporary impairment has not been recognized. The FASB decided not to provide additional guidance on the meaning of other-than-temporary impairment but has issued FSP FAS 115-1 and FAS 124-1, The Meaning of Other-Than-Temporary Impairment and its Application to Certain Investments ("FSP 115-1"), which nullifies the accounting guidance on the determination of whether an investment is other-than-temporarily impaired as set forth in EITF 03-1. As required by FSP 115-1, the Company adopted this guidance on a prospective basis, which had no material impact on the Company's financial statements, and has provided the required disclosures.

     Effective July 1, 2004, the Company adopted EITF Issue No. 03-16, Accounting for Investments in Limited Liability Companies ("EITF 03-16"). EITF 03-16 provides guidance regarding whether a limited liability company should be viewed as similar to a corporation or similar to a partnership for purposes of determining whether a noncontrolling investment should be accounted for using the cost method or the equity method of accounting. EITF 03-16 did not have a material impact on the Company's financial statements.

     Effective January 1, 2004, the Company adopted Statement of Position ("SOP") 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long Duration Contracts and for Separate Accounts ("SOP 03-1") as interpreted by a Technical Practice Aid ("TPA"), issued by the American Institute of Certified Public Accountants ("AICPA") and FSP No. 97-1, Situations in Which Paragraphs 17(b) and 20 of FASB Statement No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments, Permit or Require Accrual of an Unearned Revenue Liability ("FSP 97-1"). SOP 03-1 provides guidance on: (i) the classification and valuation of long-duration contract liabilities; (ii) the accounting for sales inducements; and (iii) separate account presentation and valuation. As a result of the adoption of SOP 03-1, effective January 1, 2004, the Company decreased the liability for future policyholder benefits for changes in the methodology related to various guaranteed minimum death and annuitization benefits and for determining liabilities for certain universal life insurance contracts by $2 million, which was reported as a cumulative effect of a change in accounting. This amount is net of corresponding changes in DAC, including unearned revenue liability under certain variable annuity and life contracts and income tax.

  FUTURE ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS

     In February 2007, the FASB issued SFAS No. 159, The Fair Value Option for Financial Assets and Financial Liabilities ("SFAS 159"). SFAS 159 permits all entities the option to measure most financial instruments and certain other items at fair value at specified election dates and to report related unrealized gains and losses in earnings. The fair value option will generally be applied on an instrument-by-instrument basis and is generally an irrevocable election. SFAS 159 is effective for fiscal years beginning after November 15, 2007. The Company is evaluating which eligible financial instruments, if any, it will elect to account for at fair value under SFAS 159 and the related impact on the Company's consolidated financial statements.

     In September 2006, the FASB issued SFAS No. 157, Fair Value Measurements ("SFAS 157"). SFAS 157 defines fair value, establishes a framework for measuring fair value in GAAP and requires enhanced disclosures about fair value measurements. SFAS 157 does not require any new fair value measurements. The pronouncement is effective for fiscal years beginning after November 15, 2007. The guidance in SFAS 157 will be applied

                     METLIFE INVESTORS USA INSURANCE COMPANY
           (A Subsidiary of MetLife Insurance Company of Connecticut)

                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)


prospectively with the exception of: (i) block discounts of financial instruments; and (ii) certain financial and hybrid instruments measured at initial recognition under SFAS 133 which are to be applied retrospectively as of the beginning of initial adoption (a limited form of retrospective application). The Company is currently evaluating the impact of SFAS 157 on the Company's financial statements. Implementation of SFAS 157 will require additional disclosures in the Company's financial statements.

     In June 2006, the FASB issued FIN No. 48, Accounting for Uncertainty in Income Taxes -- an interpretation of FASB Statement No. 109 ("FIN 48"). FIN 48 clarifies the accounting for uncertainty in income tax recognized in a company's financial statements. FIN 48 requires companies to determine whether it is "more likely than not" that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. It also provides guidance on the recognition, measurement and classification of income tax uncertainties, along with any related interest and penalties. Previously recorded income tax benefits that no longer meet this standard are required to be charged to earnings in the period that such determination is made. FIN 48 will also require significant additional disclosures. FIN 48 is effective for fiscal years beginning after December 15, 2006. Based upon the Company's evaluation work completed to date, the Company does not expect that the implementation of the pronouncement will have a material impact on the liability for unrecognized tax benefits or the January 1, 2007 balance of retained earnings.

     In March 2006, the FASB issued SFAS No. 156, Accounting for Servicing of Financial Assets -- an amendment of FASB Statement No. 140 ("SFAS 156"). Among other requirements, SFAS 156 requires an entity to recognize a servicing asset or servicing liability each time it undertakes an obligation to service a financial asset by entering into a servicing contract in certain situations. SFAS 156 will be applied prospectively and is effective for fiscal years beginning after September 15, 2006. The Company does not expect SFAS 156 to have a material impact on the Company's financial statements.

     In September 2005, the AICPA issued SOP 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts ("SOP 05-1"). SOP 05-1 provides guidance on accounting by insurance enterprises for DAC on internal replacements of insurance and investment contracts other than those specifically described in SFAS No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments. SOP 05-1 defines an internal replacement as a modification in product benefits, features, rights, or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. It is effective for internal replacements occurring in fiscal years beginning after December 15, 2006.

     In addition, in February 2007 related TPAs were issued by the AICPA to provide further clarification of SOP 05-1. The TPAs are effective concurrently with the adoption of the SOP. Based on the Company's interpretation of SOP 05-1 and related TPAs, the adoption of SOP 05-1 is not expected to have a material impact on the Company's financial statements.

                     METLIFE INVESTORS USA INSURANCE COMPANY
           (A Subsidiary of MetLife Insurance Company of Connecticut)

                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

2.  INVESTMENTS

  FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The following tables present the cost or amortized cost, gross unrealized gain and loss, and estimated fair value of the Company's fixed maturity and equity securities, the percentage that each sector represents by the total fixed maturity securities holdings and by the total equity securities holdings at:


                                                         DECEMBER 31, 2006
                                           --------------------------------------------
                                                          GROSS
                                            COST OR     UNREALIZED
                                           AMORTIZED   -----------    ESTIMATED    % OF
                                              COST     GAIN   LOSS   FAIR VALUE   TOTAL
                                           ---------   ----   ----   ----------   -----
                                                           (IN MILLIONS)


U.S. corporate securities................    $1,775     $29    $24     $1,780      43.7%
Residential mortgage-backed securities...       857       7      3        861      21.1
Foreign corporate securities.............       430      14      4        440      10.8
U.S. Treasury/agency securities..........       349       1      3        347       8.5
Commercial mortgage-backed securities....       375       2      5        372       9.1
Asset-backed securities..................       201       1      1        201       4.9
Foreign government securities............        66       7     --         73       1.8
State and political subdivision
  securities.............................         3      --     --          3       0.1
                                             ------     ---    ---     ------     -----
  Total fixed maturity securities........    $4,056     $61    $40     $4,077     100.0%
                                             ======     ===    ===     ======     =====
Non-redeemable preferred stock...........    $   19     $--    $--     $   19     100.0%
                                             ------     ---    ---     ------     -----
  Total equity securities................    $   19     $--    $--     $   19     100.0%
                                             ======     ===    ===     ======     =====





                                                         DECEMBER 31, 2005
                                           --------------------------------------------
                                                          GROSS
                                            COST OR     UNREALIZED
                                           AMORTIZED   -----------    ESTIMATED    % OF
                                              COST     GAIN   LOSS   FAIR VALUE   TOTAL
                                           ---------   ----   ----   ----------   -----
                                                           (IN MILLIONS)


U.S. corporate securities................    $1,585     $48    $20     $1,613      36.5%
Residential mortgage-backed securities...     1,094       3     10      1,087      24.6
Foreign corporate securities.............       410      20      4        426       9.6
U.S. Treasury/agency securities..........       295       4     --        299       6.8
Commercial mortgage-backed securities....       612       2      7        607      13.7
Asset-backed securities..................       305       1      2        304       6.9
Foreign government securities............        75       8      1         82       1.9
State and political subdivision
  securities.............................         1      --     --          1        --
                                             ------     ---    ---     ------     -----
  Total fixed maturity securities........    $4,377     $86    $44     $4,419     100.0%
                                             ======     ===    ===     ======     =====



     The Company held foreign currency derivatives with notional amounts of $23 million and $26 million to hedge the exchange rate risk associated with foreign denominated fixed maturity securities at December 31, 2006 and 2005, respectively.

     Excluding investments in U.S. Treasury securities and obligations of U.S. government corporations and agencies, the Company is not exposed to any significant concentration of credit risk in its fixed maturity securities portfolio.

                     METLIFE INVESTORS USA INSURANCE COMPANY
           (A Subsidiary of MetLife Insurance Company of Connecticut)

                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

     The Company held fixed maturity securities at estimated fair values that were below investment grade or not rated by an independent rating agency that totaled $180 million and $207 million at December 31, 2006 and 2005, respectively. These securities had a net unrealized gain of $8 million at both December 31, 2006 and 2005.

     The cost or amortized cost and estimated fair value of fixed maturity securities, by contractual maturity date (excluding scheduled sinking funds), are shown below:


                                                            DECEMBER 31,
                                          -----------------------------------------------
                                                   2006                     2005
                                          ----------------------   ----------------------
                                           COST OR                  COST OR
                                          AMORTIZED    ESTIMATED   AMORTIZED    ESTIMATED
                                             COST     FAIR VALUE      COST     FAIR VALUE
                                          ---------   ----------   ---------   ----------
                                                           (IN MILLIONS)


Due in one year or less.................    $  177      $  176       $   65      $   65
Due after one year through five years...       993       1,000          859         863
Due after five years through ten years..       487         491          634         648
Due after ten years.....................       966         976          808         845
                                            ------      ------       ------      ------
  Subtotal..............................     2,623       2,643        2,366       2,421
Mortgage-backed and asset-backed
  securities............................     1,433       1,434        2,011       1,998
                                            ------      ------       ------      ------
  Total fixed maturity securities.......    $4,056      $4,077       $4,377      $4,419
                                            ======      ======       ======      ======



     Fixed maturity securities not due at a single maturity date have been included in the above table in the year of final contractual maturity. Actual maturities may differ from contractual maturities due to the exercise of prepayment options.

     Sales or disposals of fixed maturity securities classified as available-for-sale are as follows:


                                                        YEARS ENDED DECEMBER
                                                                 31,
                                                       ----------------------
                                                        2006     2005    2004
                                                       ------   ------   ----
                                                            (IN MILLIONS)


Proceeds.............................................  $1,760   $1,873   $473
Gross investment gains...............................  $    7   $    7   $  6
Gross investment losses..............................  $  (32)  $  (29)  $(10)


     There were no sales or disposals of equity securities during the years ended December 31, 2006, 2005 and 2004.

                     METLIFE INVESTORS USA INSURANCE COMPANY
           (A Subsidiary of MetLife Insurance Company of Connecticut)

                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

  UNREALIZED LOSS FOR FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The following tables present the estimated fair values and gross unrealized loss of the Company's fixed maturity securities (aggregated by sector) and equity securities in an unrealized loss position, aggregated by length of time that the securities have been in a continuous unrealized loss position at:


                                                                  DECEMBER 31, 2006
                                      ------------------------------------------------------------------------
                                             LESS THAN           EQUAL TO OR GREATER
                                             12 MONTHS             THAN 12 MONTHS                TOTAL
                                      ----------------------   ----------------------   ----------------------
                                      ESTIMATED      GROSS     ESTIMATED      GROSS     ESTIMATED      GROSS
                                         FAIR     UNREALIZED      FAIR     UNREALIZED      FAIR     UNREALIZED
                                        VALUE        LOSS        VALUE        LOSS        VALUE        LOSS
                                      ---------   ----------   ---------   ----------   ---------   ----------
                                                     (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)


U.S. corporate securities..........     $  531        $ 7         $445         $17        $  976        $24
Residential mortgage-backed
  securities.......................        219          1          184           2           403          3
Foreign corporate securities.......         97          1           93           3           190          4
U.S. Treasury/agency securities....        205          3            8          --           213          3
Commercial mortgage-backed
  securities.......................        105          1          152           4           257          5
Asset-backed securities............         46         --           36           1            82          1
Foreign government securities......          2         --            7          --             9         --
                                        ------        ---         ----         ---        ------        ---
  Total fixed maturity securities..     $1,205        $13         $925         $27        $2,130        $40
                                        ======        ===         ====         ===        ======        ===
Equity securities..................     $    4        $--         $ --         $--        $    4        $--
                                        ======        ===         ====         ===        ======        ===
Total number of securities in an
  unrealized loss position.........        199                     202                       401
                                        ======                    ====                    ======





                                                                  DECEMBER 31, 2005
                                      ------------------------------------------------------------------------
                                             LESS THAN           EQUAL TO OR GREATER
                                             12 MONTHS             THAN 12 MONTHS                TOTAL
                                      ----------------------   ----------------------   ----------------------
                                      ESTIMATED      GROSS     ESTIMATED      GROSS     ESTIMATED      GROSS
                                         FAIR     UNREALIZED      FAIR     UNREALIZED      FAIR     UNREALIZED
                                        VALUE        LOSS        VALUE        LOSS        VALUE        LOSS
                                      ---------   ----------   ---------   ----------   ---------   ----------
                                                     (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)


U.S. corporate securities..........     $  779        $18         $ 40         $ 2        $  819        $20
Residential mortgage-backed
  securities.......................        652          8           61           2           713         10
Foreign corporate securities.......        125          3           23           1           148          4
U.S. Treasury/agency securities....         23         --           --          --            23         --
Commercial mortgage-backed
  securities.......................        386          7            5          --           391          7
Asset-backed securities............        149          2           11          --           160          2
Foreign government securities......          8          1            2          --            10          1
State and political subdivision
  securities.......................          1         --           --          --             1         --
                                        ------        ---         ----         ---        ------        ---
  Total fixed maturity securities..     $2,123        $39         $142         $ 5        $2,265        $44
                                        ======        ===         ====         ===        ======        ===
Total number of securities in an
  unrealized loss position.........        350                      47                       397
                                        ======                    ====                    ======


                     METLIFE INVESTORS USA INSURANCE COMPANY
           (A Subsidiary of MetLife Insurance Company of Connecticut)

                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

  AGING OF GROSS UNREALIZED LOSS FOR FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The following tables present the cost or amortized cost, gross unrealized loss and number of securities for fixed maturity securities and equity securities, where the estimated fair value had declined and remained below cost or amortized cost by less than 20%, or 20% or more at:


                                                             DECEMBER 31, 2006
                                       ------------------------------------------------------------
                                             COST OR               GROSS              NUMBER OF
                                         AMORTIZED COST      UNREALIZED LOSSES       SECURITIES
                                       ------------------   ------------------   ------------------
                                       LESS THAN   20% OR   LESS THAN   20% OR   LESS THAN   20% OR
                                          20%       MORE       20%       MORE       20%       MORE
                                       ---------   ------   ---------   ------   ---------   ------
                                                (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)


Less than six months................     $  908      $--       $ 8        $--       121        --
Six months or greater but less than
  nine months.......................         95       --         1         --        25        --
Nine months or greater but less than
  twelve months.....................        219       --         4         --        53        --
Twelve months or greater............        952       --        27         --       202        --
                                         ------      ---       ---        ---       ---        --
  Total.............................     $2,174      $--       $40        $--       401        --
                                         ======      ===       ===        ===       ===        ==





                                                             DECEMBER 31, 2005
                                      ---------------------------------------------------------------
                                            COST OR                GROSS               NUMBER OF
                                         AMORTIZED COST      UNREALIZED LOSSES         SECURITIES
                                      -------------------   -------------------   -------------------
                                      LESS THAN     20%     LESS THAN     20%     LESS THAN     20%
                                         20%      OR MORE      20%      OR MORE      20%      OR MORE
                                      ---------   -------   ---------   -------   ---------   -------
                                                 (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)


Less than six months...............     $1,830      $12        $30        $ 4        297          2
Six months or greater but less than
  nine months......................        204       --          2         --         16         --
Nine months or greater but less
  than twelve months...............        116       --          3         --         35         --
Twelve months or greater...........        147       --          5         --         47         --
                                        ------      ---        ---        ---        ---         --
  Total............................     $2,297      $12        $40        $ 4        395          2
                                        ======      ===        ===        ===        ===         ==



     At December 31, 2006, $40 million of unrealized losses related to securities with an unrealized loss position less than 20% of cost or amortized cost, which represented 2% of the cost or amortized cost of such securities. At December 31, 2005, $40 million of unrealized losses related to securities with an unrealized loss position less than 20% of cost or amortized cost, which represented 2% of the cost or amortized cost of such securities.

     At December 31, 2006, there were no unrealized losses related to securities with an unrealized loss position of 20% or more of cost or amortized cost. At December 31, 2005, $4 million of unrealized losses related to securities with an unrealized loss position of 20% or more of cost or amortized cost, which represented 33% of the cost or amortized cost of such securities. Of such unrealized losses of $4 million, all related to securities that were in an unrealized loss position for a period of less than six months.

                     METLIFE INVESTORS USA INSURANCE COMPANY
           (A Subsidiary of MetLife Insurance Company of Connecticut)

                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

     At December 31, 2006 and 2005, the Company had $40 million and $44 million, respectively, of gross unrealized losses related to its fixed maturity and equity securities. These securities are concentrated, calculated as a percentage of gross unrealized loss, as follows:


                                                      DECEMBER 31,   DECEMBER 31,
                                                          2006           2005
                                                      ------------   ------------


SECTOR:
U.S. corporate securities...........................        60%            45%
Commercial mortgage-backed securities...............        12             16
Foreign corporate securities........................        10              9
Residential mortgage-backed securities..............         8             23
U.S. Treasury/agency securities.....................         8             --
Other...............................................         2              7
                                                           ---            ---
  Total.............................................       100%           100%
                                                           ===            ===
INDUSTRY:
Industrial..........................................        38%            27%
Mortgage-backed.....................................        20             38
Utility.............................................        14              8
Finance.............................................        12              5
Government..........................................         8              2
Other...............................................         8             20
                                                           ---            ---
  Total.............................................       100%           100%
                                                           ===            ===



     As described more fully in Note 1, the Company performs a regular evaluation, on a security-by-security basis, of its investment holdings in accordance with its impairment policy in order to evaluate whether such securities are other-than-temporarily impaired. One of the criteria which the Company considers in its other-than-temporary impairment analysis is its intent and ability to hold securities for a period of time sufficient to allow for the recovery of their value to an amount equal to or greater than cost or amortized cost. The Company's intent and ability to hold securities considers broad portfolio management objectives such as asset/liability duration management, issuer and industry segment exposures, interest rate views and the overall total return focus. In following these portfolio management objectives, changes in facts and circumstances that were present in past reporting periods may trigger a decision to sell securities that were held in prior reporting periods. Decisions to sell are based on current conditions or the Company's need to shift the portfolio to maintain its portfolio management objectives including liquidity needs or duration targets on asset/liability managed portfolios. The Company attempts to anticipate these types of changes and if a sale decision has been made on an impaired security and that security is not expected to recover prior to the expected time of sale, the security will be deemed other-than-temporarily impaired in the period that the sale decision was made and an other-than-temporary impairment loss will be recognized.

     Based upon the Company's current evaluation of the securities in accordance with its impairment policy, the cause of the decline being principally attributable to the general rise in rates during the holding period, and the Company's current intent and ability to hold the fixed maturity and equity securities with unrealized losses for a period of time sufficient for them to recover, the Company has concluded that the aforementioned securities are not other-than-temporarily impaired.

                     METLIFE INVESTORS USA INSURANCE COMPANY
           (A Subsidiary of MetLife Insurance Company of Connecticut)

                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

  SECURITIES LENDING

     The Company participates in a securities lending program whereby blocks of securities, which are included in fixed maturity securities, are loaned to third parties, primarily major brokerage firms. The Company requires a minimum of 102% of the fair value of the loaned securities to be separately maintained as collateral for the loans. Securities with a cost or amortized cost of $860 million and $927 million and an estimated fair value of $865 million and $939 million were on loan under the program at December 31, 2006 and 2005, respectively. Securities loaned under such transactions may be sold or repledged by the transferee. The Company was liable for cash collateral under its control of $896 million and $970 million at December 31, 2006 and 2005, respectively. There was no security collateral on deposit from customers in connection with securities lending transactions at December 31, 2006 and 2005.

  ASSETS ON DEPOSIT

     The Company had investment assets on deposit with regulatory agencies with a fair market value of $6 million and $5 million at December 31, 2006 and 2005, respectively, consisting primarily of fixed maturity securities.

  MORTGAGE LOANS ON REAL ESTATE

     Mortgage loans on real estate are categorized as follows:


                                                            DECEMBER 31,
                                                -----------------------------------
                                                      2006               2005
                                                ----------------   ----------------
                                                AMOUNT   PERCENT   AMOUNT   PERCENT
                                                ------   -------   ------   -------
                                                           (IN MILLIONS)


Commercial mortgage loans.....................   $350       73%     $360       80%
Agricultural mortgage loans...................    129       27        91       20
                                                 ----      ---      ----      ---
  Subtotal....................................    479      100%      451      100%
                                                           ===                ===
Less: Valuation allowances....................      1                  2
                                                 ----               ----
  Mortgage loans on real estate...............   $478               $449
                                                 ====               ====



     Mortgage loans on real estate are collateralized by properties located in the United States. At December 31, 2006, 20%, 12% and 9% of the value of the Company's mortgage loans on real estate were located in California, Texas and Rhode Island, respectively. Generally, the Company, as the lender, only loans up to 75% of the purchase price of the underlying real estate.

     Information regarding loan valuation allowances for mortgage loans on real estate is as follows:


                                                               YEARS ENDED
                                                              DECEMBER 31,
                                                           ------------------
                                                           2006   2005   2004
                                                           ----   ----   ----
                                                              (IN MILLIONS)


Balance at January 1,....................................   $ 2    $ 1    $ 1
Additions................................................    --      1     --
Deductions...............................................    (1)    --     --
                                                            ---    ---    ---
Balance at December 31,..................................   $ 1    $ 2    $ 1
                                                            ===    ===    ===


                     METLIFE INVESTORS USA INSURANCE COMPANY
           (A Subsidiary of MetLife Insurance Company of Connecticut)

                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

  NET INVESTMENT INCOME

     The components of net investment income are as follows:


                                                             YEARS ENDED
                                                            DECEMBER 31,
                                                         ------------------
                                                         2006   2005   2004
                                                         ----   ----   ----
                                                            (IN MILLIONS)


Fixed maturity securities..............................  $244   $211   $176
Mortgage loans on real estate..........................    32     28     34
Policy loans...........................................     2      3      2
Other limited partnership interests....................     1     --     --
Cash, cash equivalents and short-term investments......    13     10      6
                                                         ----   ----   ----
  Total investment income..............................   292    252    218
Less: Investment expenses..............................    50     31     11
                                                         ----   ----   ----
  Net investment income................................  $242   $221   $207
                                                         ====   ====   ====



     For the years ended December 31, 2006, 2005 and 2004, affiliated investment income of $9 million, $4 million and $4 million, respectively, related to short-term investments, is included in the table above.

  NET INVESTMENT GAINS (LOSSES)

     The components of net investment gains (losses) are as follows:


                                                              YEARS ENDED
                                                             DECEMBER 31,
                                                          ------------------
                                                          2006   2005   2004
                                                          ----   ----   ----
                                                             (IN MILLIONS)


Fixed maturity securities...............................  $(25)  $(22)   $(5)
Mortgage loans on real estate...........................     1     (1)    --
Derivatives.............................................   (13)     7     (4)
Other...................................................    --      6     --
                                                          ----   ----    ---
  Net investment gains (losses).........................  $(37)  $(10)   $(9)
                                                          ====   ====    ===



     For the years ended December 31, 2006, 2005 and 2004, affiliated investment gains (losses) of ($89) million, ($25) million and ($4) million, respectively, are included in the table above.

     The Company periodically disposes of fixed maturity and equity securities at a loss. Generally, such losses are insignificant in amount or in relation to the cost basis of the investment, are attributable to declines in fair value occurring in the period of the disposition or are as a result of management's decision to sell securities based on current conditions or the Company's need to shift the portfolio to maintain its portfolio management objectives.

     There were no writedowns recorded during 2006 and 2005 for other-than-temporarily impaired available-for-sale securities. Losses from securities deemed other-than-temporarily impaired, included within net investment gains (losses), were $1 million for the year ended December 31, 2004.

                     METLIFE INVESTORS USA INSURANCE COMPANY
           (A Subsidiary of MetLife Insurance Company of Connecticut)

                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

  NET UNREALIZED INVESTMENT GAINS (LOSSES)

     The components of net unrealized investment gains (losses), included in accumulated other comprehensive income (loss), are as follows:


                                                            YEARS ENDED
                                                            DECEMBER 31,
                                                        -------------------
                                                        2006    2005   2004
                                                        ----   -----   ----
                                                           (IN MILLIONS)


Fixed maturity securities.............................  $ 21   $  42   $ 97
Derivatives...........................................    (2)     (3)    (4)
                                                        ----   -----   ----
  Subtotal............................................    19      39     93
                                                        ----   -----   ----
Allocated amounts:
  Future policy benefit loss recognition..............    --     (78)    --
  DAC.................................................   (21)    (29)   (38)
                                                        ----   -----   ----
     Subtotal.........................................   (21)   (107)   (38)
                                                        ----   -----   ----
Deferred income tax...................................     1      24    (19)
                                                        ----   -----   ----
  Subtotal............................................   (20)    (83)   (57)
                                                        ----   -----   ----
Net unrealized investment gains (losses)..............  $ (1)  $ (44)  $ 36
                                                        ====   =====   ====



     The changes in net unrealized investment gains (losses) are as follows:


                                                             YEARS ENDED
                                                            DECEMBER 31,
                                                         ------------------
                                                         2006   2005   2004
                                                         ----   ----   ----
                                                            (IN MILLIONS)


Balance at January 1,..................................  $(44)  $ 36   $ 39
Unrealized investment gains (losses) during the year...   (20)   (54)   (15)
Unrealized investment gains (losses) relating to:
  Future policy benefit gain (loss) recognition........    78    (78)    --
  DAC..................................................     8      9     10
  Deferred income tax..................................   (23)    43      2
                                                         ----   ----   ----
Balance at December 31,................................  $ (1)  $(44)  $ 36
                                                         ====   ====   ====
Net change in unrealized investment gains (losses).....  $ 43   $(80)  $ (3)
                                                         ====   ====   ====


                     METLIFE INVESTORS USA INSURANCE COMPANY
           (A Subsidiary of MetLife Insurance Company of Connecticut)

                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

  VARIABLE INTEREST ENTITIES

     The following table presents the total assets of and maximum exposure to loss relating to variable interest entities ("VIEs") for which the Company has concluded that it holds significant variable interests but it is not the primary beneficiary and which have not been consolidated:


                                                            DECEMBER 31, 2006
                                                         -----------------------
                                                                       MAXIMUM
                                                           TOTAL     EXPOSURE TO
                                                         ASSETS(1)     LOSS(2)
                                                         ---------   -----------
                                                              (IN MILLIONS)


Other limited partnership interests(3).................     $  4         $22
Other investments(4)...................................      879          34
                                                            ----         ---
  Total................................................     $883         $56
                                                            ====         ===



--------

   (1) The assets of other limited partnership interests are reflected at the carrying amounts at which such assets would have been reflected on the Company's balance sheet had the Company consolidated the VIE from the date of its initial investment in the entity.

   (2) The maximum exposure to loss relating to other limited partnership interests is equal to the carrying amounts plus any unfunded commitments, reduced by amounts guaranteed by other partners.

   (3) Other limited partnership interests include partnerships established for the purpose of investing in public and private debt and equity securities, as well as limited partnerships.

   (4) Other investments include securities that are not asset-backed securitizations.

3.  DERIVATIVE FINANCIAL INSTRUMENTS

  TYPES OF DERIVATIVE FINANCIAL INSTRUMENTS

     The following table presents the notional amounts and current market or fair value of derivative financial instruments held at:


                                                                               DECEMBER 31, 2005
                                                                        -------------------------------
                                                                                      CURRENT MARKET
                                             DECEMBER 31, 2006                         OR FAIR VALUE
                                      -------------------------------              --------------------
                                                    CURRENT MARKET
                                                     OR FAIR VALUE
                                      NOTIONAL   --------------------   NOTIONAL
                                       AMOUNT    ASSETS   LIABILITIES    AMOUNT    ASSETS   LIABILITIES
                                      --------   ------   -----------   --------   ------   -----------
                                                                (IN MILLIONS)


Interest rate swaps.................   $   78      $--        $ 4        $   83      $--        $ 3
Interest rate floors................    2,000       15         --         2,000       26         --
Interest rate caps..................    1,000       --         --         1,000        2         --
Financial futures...................       36       --         --           147       --          1
Foreign currency swaps..............       23        1          3            26       --          4
Credit default swaps................       34       --         --            30       --         --
                                       ------      ---        ---        ------      ---        ---
  Total.............................   $3,171      $16        $ 7        $3,286      $28        $ 8
                                       ======      ===        ===        ======      ===        ===



     The above table does not include notional values for equity variance swaps. At both December 31, 2006 and 2005, the Company owned 2,000 equity variance swap contracts. The market values for these equity variance swaps were insignificant and were not included in the preceding table.

                     METLIFE INVESTORS USA INSURANCE COMPANY
           (A Subsidiary of MetLife Insurance Company of Connecticut)

                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

     The following table presents the notional amounts of derivative financial instruments by maturity at December 31, 2006:


                                                          REMAINING LIFE
                                     -------------------------------------------------------
                                                   AFTER        AFTER
                                                 ONE YEAR    FIVE YEARS
                                     ONE YEAR     THROUGH      THROUGH      AFTER
                                      OR LESS   FIVE YEARS    TEN YEARS   TEN YEARS    TOTAL
                                     --------   ----------   ----------   ---------   ------
                                                          (IN MILLIONS)


Interest rate swaps................     $--       $   --       $    2        $76      $   78
Interest rate floors...............      --           --        2,000         --       2,000
Interest rate caps.................      --        1,000           --         --       1,000
Financial futures..................      36           --           --         --          36
Foreign currency swaps.............      --            5           12          6          23
Credit default swaps...............      --           30            4         --          34
                                        ---       ------       ------        ---      ------
  Total............................     $36       $1,035       $2,018        $82      $3,171
                                        ===       ======       ======        ===      ======



     Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts as calculated by reference to an agreed notional principal amount. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by the counterparty at each due date.

     Interest rate caps and floors are used by the Company primarily to protect its floating rate liabilities against rises in interest rates above a specified level, and against interest rate exposure arising from mismatches between assets and liabilities (duration mismatches), as well as to protect its minimum rate guarantee liabilities against declines in interest rates below a specified level, respectively.

     In exchange-traded interest rate (Treasury and swap) futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of interest rate securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange.

     Exchange-traded interest rate futures are used primarily to hedge mismatches between the duration of assets in a portfolio and the duration of liabilities supported by those assets, to hedge against changes in value of securities the Company owns or anticipates acquiring, and to hedge against changes in interest rates on anticipated liability issuances by replicating Treasury curve performance. The value of interest rate futures is substantially impacted by changes in interest rates and they can be used to modify or hedge existing interest rate risk.

     Foreign currency swaps are used by the Company to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets denominated in foreign currencies. In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a forward exchange rate calculated by reference to an agreed upon principal amount. The principal amount of each currency is exchanged at the inception and termination of the currency swap by each party.

     Equity variance swaps are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. In an equity variance swap, the Company agrees with

                     METLIFE INVESTORS USA INSURANCE COMPANY
           (A Subsidiary of MetLife Insurance Company of Connecticut)

                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)


another party to exchange amounts in the future, based on changes in equity volatility over a defined period. As noted above, the equity variance swaps are not included in the preceding table.

     Certain credit default swaps are used by the Company to hedge against credit-related changes in the value of its investments and to diversify its credit risk exposure in certain portfolios. In a credit default swap transaction, the Company agrees with another party, at specified intervals, to pay a premium to insure credit risk. If a credit event, as defined by the contract, occurs, generally the contract will require the swap to be settled gross by the delivery of par quantities of the referenced investment equal to the specified swap notional in exchange for the payment of cash amounts by the counterparty equal to the par value of the investment surrendered.

  HEDGING

     The following table presents the notional amounts and fair value of derivatives by type of hedge designation at:


                                         DECEMBER 31, 2006                 DECEMBER 31, 2005
                                  -------------------------------   -------------------------------
                                                  FAIR VALUE                        FAIR VALUE
                                  NOTIONAL   --------------------   NOTIONAL   --------------------
                                   AMOUNT    ASSETS   LIABILITIES    AMOUNT    ASSETS   LIABILITIES
                                  --------   ------   -----------   --------   ------   -----------
                                                            (IN MILLIONS)


Fair value......................   $   --      $--        $--        $    5      $--        $--
Cash flow.......................        9        1         --            12       --          4
Non-qualifying..................    3,162       15          7         3,269       28          4
                                   ------      ---        ---        ------      ---        ---
  Total.........................   $3,171      $16        $ 7        $3,286      $28        $ 8
                                   ======      ===        ===        ======      ===        ===



     The Company recognized insignificant net investment expenses from qualifying hedge settlement payments for the years ended December 31, 2006, 2005 and 2004.

     The Company recognized ($1) million of net investment gains (losses) from non-qualifying hedge settlement payments for the year ended December 31, 2006. The Company recognized insignificant net investment gains (losses) from non-qualifying hedge settlement payments for the years ended December 31, 2005 and 2004.

  FAIR VALUE HEDGES

     The Company designates and accounts for the following as fair value hedges when they have met the requirements of SFAS 133: (i) interest rate swaps to convert fixed rate investments to floating rate investments; and (ii) foreign currency swaps to hedge the foreign currency fair value exposure of foreign currency denominated investments.

     The Company recognized net investment gains (losses) representing the ineffective portion of all fair value hedges as follows:


                                                               YEARS ENDED
                                                              DECEMBER 31,
                                                           ------------------
                                                           2006   2005   2004
                                                           ----   ----   ----
                                                              (IN MILLIONS)


Changes in the fair value of derivatives.................   $--    $--    $(1)
Changes in the fair value of the items hedged............    --     --      1
                                                            ---    ---    ---
Net ineffectiveness of fair value hedging activities.....   $--    $--    $--
                                                            ===    ===    ===


                     METLIFE INVESTORS USA INSURANCE COMPANY
           (A Subsidiary of MetLife Insurance Company of Connecticut)

                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

     All components of each derivative's gain or loss were included in the assessment of hedge ineffectiveness. There were no instances in which the Company discontinued fair value hedge accounting due to a hedged firm commitment no longer qualifying as a fair value hedge.

  CASH FLOW HEDGES

     The Company designates and accounts for foreign currency swaps to hedge the foreign currency cash flow exposure of foreign currency denominated investments when they have met the requirements of SFAS 133.

     For the year ended December 31, 2006, the Company recognized no net investment gains (losses) as the ineffective portion of all cash flow hedges. For the years ended December 31, 2005 and 2004, the Company recognized insignificant net investment gains (losses), which represent the ineffective portion of all cash flow hedges. All components of each derivative's gain or loss were included in the assessment of hedge ineffectiveness. There were no instances in which the Company discontinued cash flow hedge accounting because the forecasted transactions did not occur on the anticipated date or in the additional time period permitted by SFAS 133. There were no hedged forecasted transactions, other than the receipt or payment of variable interest payments.

     The following table presents the components of other comprehensive income
(loss), before income tax, related to cash flow hedges:


                                                               YEARS ENDED
                                                              DECEMBER 31,
                                                           ------------------
                                                           2006   2005   2004
                                                           ----   ----   ----
                                                              (IN MILLIONS)


Other comprehensive income (loss) balance at January 1,..   $(3)   $(4)   $(2)
Gains (losses) deferred in other comprehensive income
  (loss) on the effective portion of cash flow hedges....     1      1     (2)
                                                            ---    ---    ---
Other comprehensive income (loss) balance at December
  31,....................................................   $(2)   $(3)   $(4)
                                                            ===    ===    ===



     At December 31, 2006, an insignificant portion of the deferred net loss on derivatives accumulated in other comprehensive income (loss) is expected to be reclassified to earnings during the year ending December 31, 2007.

  NON-QUALIFYING DERIVATIVES AND DERIVATIVES FOR PURPOSES OTHER THAN HEDGING

     The Company enters into the following derivatives that do not qualify for hedge accounting under SFAS 133 or for purposes other than hedging: (i) interest rate swaps, purchased caps and floors, and interest rate futures to economically hedge its exposure to interest rate volatility; (ii) foreign currency swaps to economically hedge its exposure to adverse movements in exchange rates; (iii) credit default swaps to minimize its exposure to adverse movements in credit;
(iv) credit default swaps to diversify credit risk exposure to certain portfolios; and (v) equity variance swaps to economically hedge liabilities embedded in certain variable annuity products.

     For the years ended December 31, 2006, 2005 and 2004, the Company recognized as net investment gains (losses) changes in fair value of ($12) million, $7 million and $(6) million, respectively, related to derivatives that do not qualify for hedge accounting.

  CREDIT RISK

     The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments. Generally, the current credit exposure of the Company's derivative contracts is limited to the fair value at the reporting date. The credit exposure of the Company's derivative transactions is represented by the fair value of contracts with a net positive fair value at the reporting date.

                     METLIFE INVESTORS USA INSURANCE COMPANY
           (A Subsidiary of MetLife Insurance Company of Connecticut)

                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

     The Company manages its credit risk related to over-the-counter derivatives by entering into transactions with creditworthy counterparties, maintaining collateral arrangements and through the use of master agreements that provide for a single net payment to be made by one counterparty to another at each due date and upon termination. Because exchange traded futures are effected through regulated exchanges, and positions are marked to market on a daily basis, the Company has minimal exposure to credit-related losses in the event of nonperformance by counterparties to such derivative instruments.

     The Company enters into various collateral arrangements, which require both the pledging and accepting of collateral in connection with its derivative instruments. As of December 31, 2006 and 2005, the Company was obligated to return cash collateral under its control of $5 million and $17 million, respectively. This unrestricted cash collateral is included in cash and cash equivalents and the obligation to return it is included in payables for collateral under securities loaned and other transactions in the balance sheet.

     The Company has exchange-traded futures which require the pledging of collateral. As of December 31, 2006 and 2005, the Company pledged collateral of $3 million which is included in fixed maturity securities.

4.  DEFERRED POLICY ACQUISITION COSTS

     Information regarding DAC is as follows (in millions):



Balance at January 1, 2004......................................  $  502
  Capitalizations...............................................     281
  Less: Amortization related to:
  Net investment gains (losses).................................      (2)
  Unrealized investment gains (losses)..........................     (10)
  Other expenses................................................     117
                                                                  ------
     Total amortization.........................................     105
                                                                  ------
Balance at December 31, 2004....................................     678
  Capitalizations...............................................     624
  Less: Amortization related to:
  Net investment gains (losses).................................       4
  Unrealized investment gains (losses)..........................      (9)
  Other expenses................................................     101
                                                                  ------
     Total amortization.........................................      96
                                                                  ------
Balance at December 31, 2005....................................   1,206
  Capitalizations...............................................     472
  Less: Amortization related to:
  Net investment gains (losses).................................     (11)
  Unrealized investment gains (losses)..........................      (8)
  Other expenses................................................     182
                                                                  ------
     Total amortization.........................................     163
                                                                  ------
Balance at December 31, 2006....................................  $1,515
                                                                  ======



     In the normal course of business the Company reviews and updates the assumptions used in establishing DAC amortization. During 2005, the Company revised its assumptions to include the impact of variable annuity rider fees. As a result of the updated assumptions, the Company re-estimated the cumulative amortization and

                     METLIFE INVESTORS USA INSURANCE COMPANY
           (A Subsidiary of MetLife Insurance Company of Connecticut)

                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

recorded a cumulative benefit of $23 million, before income tax, causing a decrease in amortization related to other expenses for the year ended December 31, 2005. During 2004, the Company entered into a new reinsurance treaty and updated significant parts of the underlying assumptions used to establish DAC amortization. As a result of the new reinsurance treaty and updated assumptions, the Company re-estimated the cumulative amortization and recorded a cumulative charge of $74 million, before income tax, causing an increase in amortization related to other expenses for the year ended December 31, 2004.

5.  INSURANCE

  VALUE OF DISTRIBUTION AGREEMENTS

     On July 1, 2005, MetLife completed the acquisition of The Travelers Insurance Company, excluding certain assets, most significantly, Primerica, from Citigroup Inc. ("Citigroup"), and substantially all of Citigroup's international insurance business (collectively, "Travelers").

     On September 30, 2006, the Company received a capital contribution from MetLife via MLIG of $162 million in the form of intangible assets related to the value of distribution agreements ("VODA") of $167 million, net of deferred income tax of $5 million, for which the Company receives the benefit. The VODA originated through MetLife's acquisition of Travelers and is reported within other assets in the amount of $166 million at December 31, 2006. Amortization expense for the year ended December 31, 2006 was less than $1 million.

     The VODA reflects the estimated fair value of the Citigroup/Travelers distribution agreement acquired at July 1, 2005 and will be amortized in relation to the expected economic benefits of the agreement. The weighted average amortization period of the VODA is 16 years. If actual experience under the distribution agreement differs from expectations, the amortization will be adjusted to reflect actual experience.

     The use of discount rates was necessary to establish the fair value of the VODA. In selecting the appropriate discount rates, management considered its weighted average cost of capital as well as the weighted average cost of capital required by market participants. A discount rate of 11.5% was used to value the VODA.

     The estimated future amortization expense allocated to other expenses for the next five years for VODA is $2 million in 2007, $4 million in 2008, $5 million in 2009, $7 million in 2010 and $8 million in 2011.

  SALES INDUCEMENTS

     Information regarding deferred sales inducements, which are reported in other assets, is as follows:


                                                             YEARS ENDED
                                                            DECEMBER 31,
                                                         ------------------
                                                         2006   2005   2004
                                                         ----   ----   ----
                                                            (IN MILLIONS)


Balance at January 1,..................................  $196   $143   $ 94
Capitalization.........................................   108     61     65
Amortization...........................................   (23)    (8)   (16)
                                                         ----   ----   ----
Balance at December 31,................................  $281   $196   $143
                                                         ====   ====   ====



     The events described in Note 4 above that impacted DAC amortization had a similar impact on the amortization of sales inducements. For the year ended December 31, 2005, the Company re-estimated the amortization since inception and recorded a benefit of $4 million, before income tax, causing a decrease in amortization. For the year ended December 31, 2004, the Company re-estimated the amortization and recorded a charge of $3 million, before income tax, causing an increase in amortization.

                     METLIFE INVESTORS USA INSURANCE COMPANY
           (A Subsidiary of MetLife Insurance Company of Connecticut)

                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

  SEPARATE ACCOUNTS

     Separate account assets and liabilities consist of pass-through separate accounts totaling $18,616 million and $13,286 million at December 31, 2006 and 2005, respectively, for which the policyholder assumes all investment risk.

     Fees charged to the separate accounts by the Company (including policy administration fees and investment management fees) totaled $288 million, $218 million and $155 million for the years ended December 31, 2006, 2005 and 2004, respectively.

     For the years ended December 31, 2006, 2005 and 2004, there were no investment gains (losses) on transfers of assets from the general account to the separate accounts.

  GUARANTEES

     The Company issues annuity contracts which may include contractual guarantees to the contractholder for: (i) return of no less than total deposits made to the contract less any partial withdrawals ("return of net deposits"); and (ii) the highest contract value on a specified anniversary date minus any withdrawals following the contract anniversary, or total deposits made to the contract less any partial withdrawals plus a minimum return ("anniversary contract value" or "minimum return").

     The Company also issues universal life contracts where the Company contractually guarantees to the contractholder a secondary guarantee.

     Information regarding the types of guarantees relating to annuity contracts and universal life contracts is as follows:


                                                           AT DECEMBER 31,
                                   ---------------------------------------------------------------
                                                2006                             2005
                                   ------------------------------   ------------------------------
                                       IN THE             AT            IN THE             AT
ANNUITY CONTRACTS(1)               EVENT OF DEATH   ANNUITIZATION   EVENT OF DEATH   ANNUITIZATION
--------------------               --------------   -------------   --------------   -------------
                                                            (IN MILLIONS)


RETURN OF NET DEPOSITS
  Separate account value.........     $   8,213             N/A        $   5,537             N/A
  Net amount at risk(2)..........     $      --(3)          N/A        $      --(3)          N/A
  Average attained age of
     contractholders.............      61 years             N/A         61 years             N/A
ANNIVERSARY CONTRACT VALUE OR
  MINIMUM RETURN
  Separate account value.........     $  10,613       $  13,179        $   7,972       $  10,081
  Net amount at risk(2)..........     $     109(3)    $      30(4)     $      82(3)    $      38(4)
  Average attained age of
     contractholders.............      62 years        60 years         61 years        60 years




                                                             AT DECEMBER 31,
                                                       --------------------------
                                                          2006            2005
                                                       ----------      ----------
                                                        SECONDARY       SECONDARY
UNIVERSAL LIFE CONTRACTS(1)                            GUARANTEES      GUARANTEES
---------------------------                            ----------      ----------
                                                              (IN MILLIONS)


Account value (general and separate account).........   $   1,177       $     905
Net amount at risk(2)................................   $  22,828(3)    $  19,148(3)
Average attained age of policyholders................    56 years        55 years

                     METLIFE INVESTORS USA INSURANCE COMPANY
           (A Subsidiary of MetLife Insurance Company of Connecticut)

                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

--------

   (1) The Company's annuity and life contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.

   (2) The net amount at risk is based on the direct amount at risk (excluding reinsurance).

   (3) The net amount at risk for guarantees of amounts in the event of death is defined as the current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date.

   (4) The net amount at risk for guarantees of amounts at annuitization is defined as the present value of the minimum guaranteed annuity payments available to the contractholder determined in accordance with the terms of the contract in excess of the current account balance.

     Information regarding the liabilities for guarantees (excluding base policy liabilities) relating to universal and variable life contracts is as follows:


                                                               UNIVERSAL AND
                                                               VARIABLE LIFE
                                                                 CONTRACTS
                                                               -------------
                                                                 SECONDARY
                                                                 GUARANTEES
                                                               -------------
                                                               (IN MILLIONS)


Balance at January 1, 2004...................................       $--
Incurred guaranteed benefits.................................        --
Paid guaranteed benefits.....................................        --
                                                                    ---
Balance at December 31, 2004.................................        --
Incurred guaranteed benefits.................................         3
Paid guaranteed benefits.....................................        --
                                                                    ---
Balance at December 31, 2005.................................         3
Incurred guaranteed benefits.................................         6
Paid guaranteed benefits.....................................        --
                                                                    ---
Balance at December 31, 2006.................................       $ 9
                                                                    ===



     The Company has guaranteed death and annuitization benefit liabilities on its annuity contracts of $38 million and $28 million, at December 31, 2006 and 2005, respectively. The Company reinsures 100% of this liability with an affiliate and has corresponding recoverables from reinsurers for the same amounts. Therefore, the Company has no net liability at December 31, 2006 and December 31, 2005.

     Account balances of contracts with insurance guarantees are invested in separate account asset classes as follows:


                                                           AT DECEMBER 31,
                                                          -----------------
                                                            2006      2005
                                                          -------   -------
                                                            (IN MILLIONS)


Mutual Fund Groupings
  Equity................................................  $15,486   $10,511
  Bond..................................................      557       518
  Balanced..............................................      430       374
  Money Market..........................................      221       137
  Specialty.............................................      149        63
                                                          -------   -------
     Total..............................................  $16,843   $11,603
                                                          =======   =======


                     METLIFE INVESTORS USA INSURANCE COMPANY
           (A Subsidiary of MetLife Insurance Company of Connecticut)

                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

6.  REINSURANCE

     The Company's life insurance operations participate in reinsurance activities in order to limit losses, minimize exposure to large risks, and provide additional capacity for future growth. The Company has historically reinsured the mortality risk on new individual life insurance policies primarily on an excess of retention basis or a quota share basis. Starting in 2004, the Company reinsured up to 75% of the mortality risk for all new individual life insurance. During 2005, the Company changed its retention practices for individual life insurance. The amounts reinsured in prior years remain reinsured under the original reinsurance; however, under the new retention guidelines, the Company retains up to $100,000 per life and reinsures 100% of amounts in excess of the Company's retention limits. The Company evaluates its reinsurance programs routinely and may increase or decrease its retention at any time.

     In addition to reinsuring mortality risk, as described above, the Company reinsures other risks, as well as specific coverages. The Company routinely reinsures certain classes of risks to limit its exposure to particular travel, avocation and lifestyle hazards. The Company has exposure to catastrophes, which could contribute to significant fluctuations in the Company's results of operations. The Company currently reinsures 90% of its new production of fixed annuities to an affiliate. Also, the Company reinsures 100% of the riders containing benefit guarantees related to variable annuities to an affiliate.

     The Company reinsures its business through a diversified group of reinsurers. No single unaffiliated reinsurer has a material obligation to the Company nor is the Company's business substantially dependent upon any reinsurance contracts. The Company is contingently liable with respect to ceded reinsurance should any reinsurer be unable to meet its obligations under these agreements.

     The amounts in the statements of income are presented net of reinsurance ceded. Information regarding the effect of reinsurance is as follows:


                                                              YEARS ENDED
                                                             DECEMBER 31,
                                                          ------------------
                                                          2006   2005   2004
                                                          ----   ----   ----
                                                             (IN MILLIONS)


Direct premiums.........................................  $ 87   $ 33    $13
Reinsurance assumed.....................................    20     38     --
Reinsurance ceded.......................................   (18)   (12)    (4)
                                                          ----   ----    ---
Net premiums............................................  $ 89   $ 59    $ 9
                                                          ====   ====    ===
Reinsurance recoverables netted against policyholder
  benefits and claims...................................  $ 10   $  7    $(1)
                                                          ====   ====    ===



     Reinsurance recoverables, included in premiums and other receivables, were $86 million and $47 million at December 31, 2006 and 2005, respectively. Reinsurance and ceded commissions payables, included in other liabilities, were $48 million and $15 million at December 31, 2006 and 2005, respectively.

                     METLIFE INVESTORS USA INSURANCE COMPANY
           (A Subsidiary of MetLife Insurance Company of Connecticut)

                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

7.  LONG-TERM DEBT -- AFFILIATED

     Affiliated long-term debt outstanding is as follows:


                                                                DECEMBER
                                                                  31,
                                                              -----------
                                                              2006   2005
                                                              ----   ----
                                                                  (IN
                                                               MILLIONS)


Surplus notes, interest rate 7.349%, maturity date 2035.....  $400   $400
Surplus notes, interest rate 5%, maturity date upon
  request...................................................    25     25
Surplus notes, interest rate LIBOR plus .75%, maturity date
  upon request..............................................    10     10
                                                              ----   ----
Total long-term debt -- affiliated..........................  $435   $435
                                                              ====   ====



     Payments of interest and principal on the Company's surplus notes, which are subordinate to all other debt, may be made only with the prior approval of the insurance department of the state of domicile.

     MetLife is the holder of the $400 million surplus note. MLIG is the holder of the surplus notes in the amounts of $25 million and $10 million and may redeem, in whole or in part, these notes at any time subject to the prior approval of the Delaware Commissioner of Insurance (the "Delaware
Commissioner").

     The aggregate maturities of long-term debt as of December 31, 2006 are $400 million in 2035, and $35 million payable upon request and regulatory approval.

     Interest expense related to the Company's indebtedness included in other expenses was $31 million, $25 million and $2 million for the years ended December 31, 2006, 2005 and 2004, respectively.

8.  INCOME TAX

     The provision for income tax is as follows:


                                                             YEARS ENDED
                                                            DECEMBER 31,
                                                         ------------------
                                                         2006   2005   2004
                                                         ----   ----   ----
                                                            (IN MILLIONS)


Current:
  Federal..............................................  $(90)  $(61)  $(91)
  State and local......................................    --     (2)     4
                                                         ----   ----   ----
  Subtotal.............................................   (90)   (63)   (87)
                                                         ----   ----   ----
Deferred:
  Federal..............................................  $101   $121   $100
  State and local......................................    (2)    (1)     4
                                                         ----   ----   ----
  Subtotal.............................................    99    120    104
                                                         ----   ----   ----
Provision for income tax...............................  $  9   $ 57   $ 17
                                                         ====   ====   ====


                     METLIFE INVESTORS USA INSURANCE COMPANY
           (A Subsidiary of MetLife Insurance Company of Connecticut)

                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

     The reconciliation of the income tax provision at the U.S. statutory rate to the provision for income tax as reported is as follows:


                                                              YEARS ENDED
                                                             DECEMBER 31,
                                                          ------------------
                                                          2006   2005   2004
                                                          ----   ----   ----
                                                             (IN MILLIONS)


Tax provision at U.S. statutory rate....................  $ 28    $72    $15
Tax effect of:
  Tax-exempt investment income..........................   (13)    (7)    (3)
  Prior year tax........................................    (5)    (9)    (1)
  State tax net of federal benefit......................    (1)     2      6
  Other, net............................................    --     (1)    --
                                                          ----    ---    ---
Provision for income tax................................  $  9    $57    $17
                                                          ====    ===    ===



     Deferred income tax represents the tax effect of the differences between the book and tax basis of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following:


                                                              DECEMBER 31,
                                                             -------------
                                                              2006    2005
                                                             -----   -----
                                                             (IN MILLIONS)


Deferred income tax assets:
  Policyholder liabilities and receivables.................  $ 204   $ 205
  Net unrealized investment gains..........................      1      24
  Other....................................................     --       5
                                                             -----   -----
                                                               205     234
                                                             -----   -----
Deferred income tax liabilities:
  DAC......................................................    472     381
  Investments..............................................      8      11
                                                             -----   -----
                                                               480     392
                                                             -----   -----
Net deferred income tax liability..........................  $(275)  $(158)
                                                             =====   =====



     Prior to the Company's transfer to MICC, the Company joined MetLife's includable affiliates in filing a federal income tax return. The Company joined MICC's includable affiliates as of October 11, 2006. The consolidating companies have executed tax allocation agreements. Under these agreements, current federal income tax expense (benefit) is computed on a separate return basis and the agreements provide that members shall make payments or receive reimbursements to the extent that their income (loss) contributes to or reduces federal tax expense. Pursuant to these tax allocation agreements, the amounts due from affiliates include $90 million from MICC and $34 million from MetLife in 2006 and $51 million from MetLife in 2005.

     All years through and including 2002 are closed and no longer subject to IRS audit. The years 2003 and forward are open and subject to audit. The Company believes that any adjustments that might be required for the open years will not have a material effect on the Company's financial statements.

                     METLIFE INVESTORS USA INSURANCE COMPANY
           (A Subsidiary of MetLife Insurance Company of Connecticut)

                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

9.  CONTINGENCIES, COMMITMENTS AND GUARANTEES

CONTINGENCIES

  LITIGATION

     The Company is a defendant in a number of litigation matters. In some of the matters, large and/or indeterminate amounts, including punitive and treble damages, are sought. Modern pleading practice in the United States permits considerable variation in the assertion of monetary damages or other relief. Jurisdictions may permit claimants not to specify the monetary damages sought or may permit claimants to state only that the amount sought is sufficient to invoke the jurisdiction of the trial court. In addition, jurisdictions may permit plaintiffs to allege monetary damages in amounts well exceeding reasonably possible verdicts in the jurisdiction for similar matters. This variability in pleadings, together with the actual experience of the Company in litigating or resolving through settlement numerous claims over an extended period of time, demonstrate to management that the monetary relief which may be specified in a lawsuit or claim bears little relevance to its merits or disposition value.

     Due to the vagaries of litigation, the outcome of a litigation matter and the amount or range of potential loss at particular points in time may normally be inherently impossible to ascertain with any degree of certainty. Inherent uncertainties can include how fact finders will view individually and in their totality documentary evidence, the credibility and effectiveness of witnesses' testimony, and how trial and appellate courts will apply the law in the context of the pleadings or evidence presented, whether by motion practice, or at trial or on appeal. Disposition valuations are also subject to the uncertainty of how opposing parties and their counsel will themselves view the relevant evidence and applicable law.

     The Company is a party to a number of legal actions and is and/or has been involved in regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company's financial position. On a yearly basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation related contingencies to be reflected in the Company's financial statements. The review includes senior legal and financial personnel. Estimates of possible additional losses or ranges of loss for particular matters cannot in the ordinary course be made with a reasonable degree of certainty. The limitations of available data and uncertainty regarding numerous variables make it difficult to estimate liabilities. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. It is possible that some of the matters could require the Company to pay damages or make other expenditures or establish accruals in amounts that could not be estimated as of December 31, 2006. Furthermore, it is possible that an adverse outcome in certain of the Company's litigation and regulatory investigations, or the use of different assumptions in the determination of amounts recorded, could have a material effect upon the Company's net income or cash flows in particular periods.

  All Other Contingencies

     Regulatory bodies have contacted the Company and have requested information relating to various regulatory issues regarding mutual funds and variable insurance products, including the marketing of such products. The Company believes that many of these inquiries are similar to those made to many financial services companies as part of industry-wide investigations by various regulatory agencies. The Company is fully cooperating with regard to these information requests and investigations. The Company at the present time is not aware of any systemic problems with respect to such matters that may have a material adverse effect on the Company's financial position.

     In addition, the Company is a defendant or co-defendant in various other litigation matters in the normal course of business. These may include civil actions, arbitration proceedings and other matters arising in the

                     METLIFE INVESTORS USA INSURANCE COMPANY
           (A Subsidiary of MetLife Insurance Company of Connecticut)

                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)


normal course of business out of activities as an insurance company. Further, state insurance regulatory authorities and other federal and state authorities may make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations.

     In the opinion of the Company's management, the ultimate resolution of these legal and regulatory proceedings would not be likely to have a material adverse effect on the Company's financial position or liquidity, but, if involving monetary liability, may be material to the Company's operating results for any particular period.

  INSOLVENCY ASSESSMENTS

     Most of the jurisdictions in which the Company is admitted to transact business require life insurers doing business within the jurisdiction to participate in guaranty associations, which are organized to pay contractual benefits owed pursuant to insurance policies issued by impaired, insolvent or failed life insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer engaged. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets. Assessments levied against the Company were less than $1 million in each of the years ended December 31, 2006, 2005 and 2004. At December 31, 2006 and 2005, the Company maintained a liability of $1 million and $2 million, respectively. The related asset for premium tax offsets was $1 million at both December 31, 2006 and 2005 for undiscounted future assessments in respect of currently impaired, insolvent or failed insurers. The Company maintains at December 31, 2006 and 2005 an asset related to paid assessments representing currently available premium tax offsets of less than $1 million for each year.

COMMITMENTS

  MORTGAGE LOAN COMMITMENTS

     The Company commits to lend funds under mortgage loan commitments. The amounts of these mortgage loan commitments were $2 million at December 31, 2006. There were no mortgage loan commitments at December 31, 2005.

  COMMITMENTS TO FUND BANK CREDIT FACILITIES

     The Company commits to lend funds under bank credit facilities. The amounts of these unfunded commitments were $4 million at December 31, 2006. The Company did not have any unfunded commitments related to bank credit facilities at December 31, 2005.

GUARANTEES

     In the normal course of its business, the Company has provided certain indemnities, guarantees and commitments to third parties pursuant to which it may be required to make payments now or in the future. In the context of acquisition, disposition, investment and other transactions, the Company has provided indemnities and guarantees, including those related to tax, environmental and other specific liabilities, and other indemnities and guarantees that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company. In addition, in the normal course of business, the Company provides indemnifications to counterparties in contracts with triggers similar to the foregoing, as well as for certain other liabilities, such as third party lawsuits. These obligations are often subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation. In some cases, the maximum potential obligation under the indemnities and guarantees is subject to a contractual limitation, while in other cases such limitations are not specified or applicable. Since certain of these obligations

                     METLIFE INVESTORS USA INSURANCE COMPANY
           (A Subsidiary of MetLife Insurance Company of Connecticut)

                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)


are not subject to limitations, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these guarantees in the future.

     In addition, the Company indemnifies its directors and officers as provided in its charters and by-laws. Also, the Company indemnifies its agents for liabilities incurred as a result of their representation of the Company's interests. Since these indemnities are generally not subject to limitation with respect to duration or amount, the Company does not believe that it is possible to determine the maximum potential amount due under these indemnities in the future.

     The Company's recorded liability at December 31, 2006 and 2005 for indemnities, guarantees and commitments is insignificant.

10.  EQUITY

  DIVIDEND RESTRICTIONS

     Under Delaware State Insurance Law, the Company is permitted, without prior insurance regulatory clearance, to pay a stockholder dividend to MICC as long as the amount of the dividend, when aggregated with all other dividends in the preceding 12 months, does not exceed the greater of: (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year; or (ii) its statutory net gain from operations for the immediately preceding calendar year (excluding realized capital gains). The Company will be permitted to pay a cash dividend to MICC in excess of the greater of such two amounts only if it files notice of the declaration of such a dividend and the amount thereof with the Delaware Commissioner and the Delaware Commissioner does not disapprove the distribution within 30 days of its filing. In addition, any dividend that exceeds earned surplus (defined as unassigned funds) as of the last filed annual statutory statement requires insurance regulatory approval. Under Delaware State Insurance Law, the Delaware Commissioner has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its stockholders. The Company did not pay dividends for the years ended December 31, 2006, 2005 and 2004. Since the Company's statutory unassigned funds surplus is negative, the Company cannot pay any dividends in 2007 without prior approval of the Delaware Commissioner.

  CAPITAL CONTRIBUTIONS

     The Company received a cash contribution of $150 million from MICC during the year ended December 31, 2006. There were no capital contributions received in 2005. The Company received a cash contribution of $300 million from MLIG during the year ended December 31, 2004.

     During 2006, the Company received a capital contribution from MetLife of $162 million in the form of intangible assets related to VODA, which is more fully described in Note 5.

  STATUTORY EQUITY AND INCOME

     The Company's state of domicile imposes minimum risk-based capital ("RBC") requirements that were developed by the National Association of Insurance Commissioners ("NAIC"). The formulas for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. The Company exceeded the minimum RBC requirements for all periods presented herein.

     The NAIC adopted the Codification of Statutory Accounting Principles ("Codification") in 2001. Codification was intended to standardize regulatory accounting and reporting to state insurance departments.

                     METLIFE INVESTORS USA INSURANCE COMPANY
           (A Subsidiary of MetLife Insurance Company of Connecticut)

                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)


However, statutory accounting principles continue to be established by individual state laws and permitted practices. The Delaware State Department of Insurance has adopted Codification with certain modifications for the preparation of statutory financial statements of insurance companies domiciled in Delaware. Modifications by state insurance departments may impact the effect of Codification on the statutory capital and surplus of the Company.

     Statutory accounting principles differ from GAAP primarily by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions, reporting surplus notes as surplus instead of debt and valuing securities on a different basis.

     Statutory net income (loss) of the Company, a Delaware domiciled insurer, was ($116) million, ($227) million and ($201) million for the years ended December 31, 2006, 2005 and 2004, respectively. Statutory capital and surplus, as filed with the Delaware Department of Insurance, was $575 million and $555 million at December 31, 2006 and 2005, respectively.

  OTHER COMPREHENSIVE INCOME (LOSS)

     The following table sets forth the reclassification adjustments required for the years ended December 31, 2006, 2005 and 2004 in other comprehensive income (loss) that are included as part of net income for the current year that have been reported as a part of other comprehensive income (loss) in the current or prior year:


                                                             YEARS ENDED
                                                            DECEMBER 31,
                                                         ------------------
                                                         2006   2005   2004
                                                         ----   ----   ----
                                                            (IN MILLIONS)


Holding (losses) on investments arising during the
  year.................................................  $(43)  $(88)  $(38)
Income tax effect of holding gains (losses)............    15     31     14
Reclassification adjustments:
  Recognized holding (gains) losses included in current
     year income.......................................    24     20      2
  Amortization of premiums and accretion of discounts
     associated with investments.......................    (1)    14     21
  Income tax effect....................................    (8)   (12)    (8)
Allocation of holding losses on investments relating to
  other policyholder amounts...........................    86    (69)    10
Income tax effect of allocation of holding losses to
  other policyholder amounts...........................   (30)    24     (4)
                                                         ----   ----   ----
Other comprehensive income (losses)....................  $ 43   $(80)  $ (3)
                                                         ====   ====   ====


                     METLIFE INVESTORS USA INSURANCE COMPANY
           (A Subsidiary of MetLife Insurance Company of Connecticut)

                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

11.  OTHER EXPENSES

     Information on other expenses is as follows:


                                                        YEARS ENDED DECEMBER
                                                                31,
                                                       ---------------------
                                                        2006    2005    2004
                                                       -----   -----   -----
                                                           (IN MILLIONS)


Commissions..........................................  $ 418   $ 666   $ 237
Interest and debt issue costs........................     31      25       2
Amortization of DAC..................................    171     105     115
Capitalization of DAC................................   (472)   (624)   (281)
Insurance tax........................................     12       6       3
Other................................................    222     120     103
                                                       -----   -----   -----
  Total other expenses...............................  $ 382   $ 298   $ 179
                                                       =====   =====   =====



     For the year ended December 31, 2006, other includes $65 million of distribution expenses with several affiliates. For the years ended December 31, 2006 and 2005, commissions and capitalization of DAC include the impact of affiliated reinsurance transactions. See Note 13.

12.  FAIR VALUE INFORMATION

     The estimated fair value of financial instruments have been determined by using available market information and the valuation methodologies described below. Considerable judgment is often required in interpreting market data to develop estimates of fair value. Accordingly, the estimates presented herein may not necessarily be indicative of amounts that could be realized in a current market exchange. The use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

     Amounts related to the Company's financial instruments are as follows:


                                                    NOTIONAL   CARRYING    ESTIMATED
                                                    AMOUNT       VALUE    FAIR VALUE
                                                    --------   --------   ----------
                                                              (IN MILLIONS)


DECEMBER 31, 2006
Assets:
  Fixed maturity securities.......................              $4,077      $4,077
  Equity securities...............................              $   19      $   19
  Mortgage loans on real estate...................              $  478      $  484
  Policy loans....................................              $   37      $   37
  Short-term investments..........................              $  355      $  355
  Cash and cash equivalents.......................              $   38      $   38
  Accrued investment income.......................              $   55      $   55
  Mortgage loan commitments.......................     $2       $   --      $   --
  Commitments to fund bank credit facilities......     $4       $   --      $   --
Liabilities:
  Policyholder account balances...................              $4,699      $4,456
  Long-term debt, affiliated......................              $  435      $  425
  Payables for collateral under securities loaned
     and other transactions.......................              $  901      $  901

                     METLIFE INVESTORS USA INSURANCE COMPANY
           (A Subsidiary of MetLife Insurance Company of Connecticut)

                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)


                                                    NOTIONAL   CARRYING    ESTIMATED
                                                    AMOUNT       VALUE    FAIR VALUE
                                                    --------   --------   ----------
                                                              (IN MILLIONS)


DECEMBER 31, 2005
Assets:
  Fixed maturity securities.......................              $4,419      $4,419
  Mortgage loans on real estate...................              $  449      $  466
  Policy loans....................................              $   35      $   35
  Short-term investments..........................              $  283      $  283
  Cash and cash equivalents.......................              $   50      $   50
  Accrued investment income.......................              $   53      $   53
Liabilities:
  Policyholder account balances...................              $4,833      $4,536
  Long-term debt, affiliated......................              $  435      $  443
  Payables for collateral under securities loaned
     and other transactions.......................              $  987      $  987


     The methods and assumptions used to estimate the fair value of financial instruments are summarized as follows:

  FIXED MATURITY AND EQUITY SECURITIES

     The fair values of publicly held fixed maturity securities and publicly held equity securities are based on quoted market prices or estimates from independent pricing services. However, in cases where quoted market prices are not available, such as for private fixed maturity securities, fair values are estimated using present value or valuation techniques. The determination of fair values is based on: (i) valuation methodologies; (ii) securities the Company deems to be comparable; and (iii) assumptions deemed appropriate given the circumstances. The fair value estimates are based on available market information and judgments about financial instruments, including estimates of the timing and amounts of expected future cash flows and the credit standing of the issuer or counterparty. Factors considered in estimating fair value include: coupon rate, maturity, estimated duration, call provisions, sinking fund requirements, credit rating, industry sector of the issuer, and quoted market prices of comparable securities.

  MORTGAGE LOANS ON REAL ESTATE, MORTGAGE LOAN COMMITMENTS AND COMMITMENTS TO FUND BANK CREDIT FACILITIES

     Fair values for mortgage loans on real estate are estimated by discounting expected future cash flows, using current interest rates for similar loans with similar credit risk. For mortgage loan commitments and commitments to fund bank credit facilities, the estimated fair value is the net premium or discount of the commitments.

  POLICY LOANS

     The carrying values for policy loans approximate fair value.

  CASH AND CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS

     The carrying values for cash and cash equivalents and short-term investments approximate fair values due to the short-term maturities of these instruments.

                     METLIFE INVESTORS USA INSURANCE COMPANY
           (A Subsidiary of MetLife Insurance Company of Connecticut)

                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

  ACCRUED INVESTMENT INCOME

     The carrying value for accrued investment income approximates fair value.

  POLICYHOLDER ACCOUNT BALANCES

     The fair value of PABs which have final contractual maturities are estimated by discounting expected future cash flows based upon interest rates currently being offered for similar contracts with maturities consistent with those remaining for the agreements being valued. The fair value of PABs without final contractual maturities are assumed to equal their current net surrender value.

  LONG-TERM DEBT

     The fair values of long-term debt are determined by discounting expected future cash flows using risk rates currently available for debt with similar terms and remaining maturities.

  PAYABLES FOR COLLATERAL UNDER SECURITIES LOANED AND OTHER TRANSACTIONS

     The carrying value for payables for collateral under securities loaned and other transactions approximate fair value.

  DERIVATIVE FINANCIAL INSTRUMENTS

     The fair value of derivative financial instruments are based upon quotations obtained from dealers or other reliable sources. See Note 3 for derivative fair value disclosures.

13.  RELATED PARTY TRANSACTIONS

     The Company has entered into a Master Service Agreement with Metropolitan Life Insurance Company ("Metropolitan Life") who provides administrative, accounting, legal and similar services to the Company. Metropolitan Life charged the Company $14 million, $15 million and $14 million, included in other expenses, for the years ended December 31, 2006, 2005 and 2004, respectively.

     The Company entered into a Service Agreement with MetLife Group, Incorporated ("MetLife Group"), a wholly-owned subsidiary of MetLife, under which MetLife Group provides personnel services, as needed, to support the business of the Company. MetLife Group charged the Company $62 million, $49 million and $43 million, included in other expenses, for services performed under the Service Agreement for the years ended December 31, 2006, 2005 and 2004, respectively.

     In 2005, the Company entered into Broker-Dealer Wholesale Sales Agreements with several affiliates ("Distributors"), in which the Distributors agree to sell, on the Company's behalf, fixed rate insurance products through authorized retailers. The Company agrees to compensate the Distributors for the sale and servicing of such insurance products in accordance with the terms of the agreements. The Distributors charged the Company $65 million, included in other expenses, for the year ended December 31, 2006. The Company did not incur any such expenses for the years ended December 31, 2005 and 2004.

     The Company has entered into various agreements with other affiliates for services necessary to conduct its business. Typical services provided under these agreements include management, policy administrative functions, investment advice and distribution services. Expenses and fees incurred with affiliates related to these agreements, recorded in other expenses, were $103 million, $48 million and $52 million for the years ended December 31, 2006, 2005 and 2004, respectively.

                     METLIFE INVESTORS USA INSURANCE COMPANY
           (A Subsidiary of MetLife Insurance Company of Connecticut)

                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

     At December 31, 2006 and 2005, amounts due from affiliates were approximately $34 million and $45 million, respectively.

     At December 31, 2006 and 2005, respectively, the Company held $350 million and $133 million of its total invested assets in the MetLife Money Market Pool and the MetLife Intermediate Income Pool which are affiliated partnerships. These amounts are recorded as short-term investments. Net investment income from these invested assets was $9 million, $4 million and $4 million for the years ended December 31, 2006, 2005 and 2004, respectively.

     The Company also has reinsurance agreements with MetLife and certain of its subsidiaries, including Metropolitan Life, Reinsurance Group of America, Incorporated ("RGA"), Exeter Reassurance Company, Ltd. ("Exeter"), General American Life Insurance Company ("GALIC"), and Mitsui Sumitomo MetLife Insurance Co., Mtd. As of December 31, 2006, the Company had reinsurance related assets and liabilities from these agreements totaling $2,250 million and $1,198 million, respectively. Prior-year comparable assets and liabilities were $2,005 million and $1,110 million, respectively.

     The following tables reflect related party reinsurance information:


                                                             YEARS ENDED
                                                             DECEMBER 31,
                                                         -------------------
                                                         2006    2005   2004
                                                         ----   -----   ----
                                                            (IN MILLIONS)


Assumed premiums.......................................  $ 21   $  37    $--
Assumed fees, included in universal life and
  investment-type product policy fees..................    65     194     --
Assumed fees, included in net investment gains
  (losses).............................................    --       6     --
Assumed benefits, included in policyholder benefits and
  claims...............................................    11      32     --
Assumed benefits, included in interest credited to
  PABs.................................................    49      42     --
Assumed fees, included in other expenses...............    39     543     --
Assumed DAC, included in other expenses................    19    (432)    --
                                                         ----   -----    ---
  Total assumed........................................  $204   $ 422    $--
                                                         ====   =====    ===

Ceded premiums.........................................  $ 12   $   6    $ 1
Ceded fees, included in universal life and investment-
  type product policy fees.............................    80      59     37
Ceded fees, included in other revenues.................    68      55     12
Ceded derivative gains (losses) included in net
  investment gains (losses)............................   (31)     (5)    --
Ceded benefits, included in policyholder benefits and
  claims...............................................    32      20     19
Ceded fees, included in other expenses.................    20      96     --
Ceded DAC, included in other expenses..................    13      85     --
                                                         ----   -----    ---
  Total ceded..........................................  $194   $ 316    $69
                                                         ====   =====    ===


                     METLIFE INVESTORS USA INSURANCE COMPANY
           (A Subsidiary of MetLife Insurance Company of Connecticut)

                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)


                                                              DECEMBER 31,
                                                            ---------------
                                                             2006     2005
                                                            ------   ------
                                                             (IN MILLIONS)


Reinsurance recoverables, included in premiums and other
  receivables.............................................  $1,855   $1,575
Reinsurance recoverables, included in other assets........  $   89   $   88
Assumed and ceded DAC, net................................  $  306   $  342
Assumed liabilities, included in future policy benefits...  $   26   $   23
Derivative liabilities, included in PABs..................  $  (57)  $  (23)
Assumed liabilities, included in other policyholder
  funds...................................................  $1,182   $1,001
Assumed liabilities, included in other liabilities........  $   19   $   32
Ceded balances payable, included in other liabilities.....  $   28   $   77


     Effective January 1, 2005, the Company entered into a reinsurance agreement to assume an in-force block of business from GALIC. This agreement covered certain term and universal life policies issued by GALIC on and after January 1, 2000 through December 31, 2004. This agreement also covers certain term and universal life policies issued on or after January 1, 2005. Under this agreement GALIC transferred $797 million of liabilities and $411 million in assets to the Company related to the policies in-force as of December 31, 2004. The Company also paid and deferred 100% of a ceding commission to GALIC of $386 million resulting in no gain or loss on the transfer of the in-force business as of January 1, 2005.

     In the normal course of business, the Company transfers invested assets, primarily consisting of fixed maturity securities, to and from affiliates. Assets transferred to and from affiliates, inclusive of amounts related to reinsurance agreements, are as follows:


                                                              YEARS ENDED
                                                             DECEMBER 31,
                                                          ------------------
                                                          2006   2005   2004
                                                          ----   ----   ----
                                                             (IN MILLIONS)


Estimated fair value of assets transferred to
  affiliates............................................   $65   $ 79   $320
Amortized cost of assets transferred to affiliates......   $66   $ 78   $324
Net investment gains (losses) recognized on transfers...   $(1)  $  1   $ (4)
Estimated fair value of assets transferred from
  affiliates............................................   $43   $753   $ --